As filed with the Securities and Exchange Commission on February 23, 1999


                                             1933 Act Registration No. 2-25469
                                             1940 Act Registration No. 811-1424

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                          -----
           Pre-Effective Amendment No.
                                       ----                               -----

           Post-Effective Amendment No.  56                                 X
                                        ----                              -----


                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

           Amendment No.   56                                               X

                                                                          -----
                      (Check appropriate box or boxes.)

                             AIM EQUITY FUNDS, INC.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                11 Greenway Plaza, Suite 100, Houston, TX 77046
              ---------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code (713) 626-1919
                                                   --------------

                                Charles T. Bauer

                11 Greenway Plaza, Suite 100, Houston, TX 77046
              ---------------------------------------------------
                    (Name and Address of Agent for Service)

                                    Copy to:
      Lisa A. Moss, Esquire                     Martha J. Hays, Esquire
      A I M Advisors, Inc.              Ballard Spahr Andrews & Ingersoll, LLP
  11 Greenway Plaza, Suite 100              1735 Market Street, 51st Floor
   Houston, Texas  77046-1173           Philadelphia, Pennsylvania  19103-7599


Approximate Date of Proposed Public Offering:    As soon as practicable after
                                                 the effective date of this
                                                 Amendment.

It is proposed that this filing will become effective (check appropriate box)


      immediately upon filing pursuant to paragraph (b)
-----
  X   on March 1, 1999, pursuant to paragraph (b)
-----
      60 days after filing pursuant to paragraph (a)(1)
-----
      on (date) pursuant to paragraph (a)(1)
-----
      75 days after filing pursuant to paragraph (a)(2)
-----
      on (date) pursuant to paragraph (a)(2) of rule 485.
-----



If appropriate, check the following box:

_____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Common Stock

        AIM AGGRESSIVE GROWTH FUND

        ------------------------------------------------------------------------


        AIM Aggressive Growth Fund seeks to provide long-term growth of capital by investing primarily in the common stocks of companies whose earnings the fund's portfolio managers expect to grow more than 15% per year.


        PROSPECTUS
        MARCH 1, 1999


                                       This prospectus contains important
                                       information about the Class A, B and
                                       C shares of the fund. Please read it
                                       before investing and keep it for
                                       future reference.



                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.



       [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
                                                     --Registered Trademark--

                           --------------------------
                           AIM AGGRESSIVE GROWTH FUND
                           --------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                       1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                4

Dividends and Distributions                  4

Future Fund Closure                          4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-7

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.



No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           --------------------------
                           AIM AGGRESSIVE GROWTH FUND
                           --------------------------


INVESTMENT OBJECTIVE AND STRATEGIES

--------------------------------------------------------------------------------

The fund's investment objective is to achieve long-term growth of capital by investing primarily in common stocks of companies whose earnings the fund's portfolio managers expect to grow more than 15% per year. The fund's investment objective may be changed by the fund's Board of Directors without shareholder approval.


  The fund seeks to meet this objective by investing principally in securities of small- and medium-sized growth companies. The fund's portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The fund's portfolio managers usually sell a particular security when any of those factors materially changes. The fund may also invest up to 25% of its total assets in foreign securities.



  In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.



PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.



  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.



  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.



  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.



  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           --------------------------
                           AIM AGGRESSIVE GROWTH FUND
                           --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                    [GRAPH]

                                                        ANNUAL
YEAR ENDED                                              TOTAL
DECEMBER 31                                             RETURN
-----------                                             ------
1989...................................................  20.89
1990................................................... - 6.50
1991...................................................  63.90
1992...................................................  21.34
1993...................................................  32.03
1994...................................................  17.18
1995...................................................  41.51
1996...................................................  14.34
1997...................................................  12.24
1998...................................................   4.99


  During the periods shown in the bar chart, the highest quarterly return was 30.13% (quarter ended March 31, 1991) and the lowest quarterly return was -25.81% (quarter ended September 30, 1990).


PERFORMANCE TABLE


The following performance table compares the fund's performance to that of a broad-based securities market index.





AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                                  SINCE    INCEPTION
December 31, 1998)                     1 YEAR        5 YEARS         10 YEARS         INCEPTION     DATE
-----------------------------------------------------------------------------------------------------------
Class A                                (0.79)%        16.12%          20.15%           15.31%    05/01/84
Class B                                   --             --              --               --     03/01/99
Class C                                   --             --              --               --     03/01/99


Russell 2000--Registered Trademark--
  Index(1)                             (2.55)         11.87           12.92            12.07(2)  04/30/84(2)
-----------------------------------------------------------------------------------------------------------



(1) The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                           --------------------------
                           AIM AGGRESSIVE GROWTH FUND
                           --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)        CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)          5.50%     None      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever
is less)               None(1)     5.00      1.00
-------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           0.63%     0.63%     0.63%
Distribution and/or
Service (12b-1) Fees      0.25      1.00      1.00
Other Expenses            0.18      0.32      0.32
Total Annual Fund
Operating Expenses        1.06      1.95      1.95
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $652     $869     $1,103     $1,773
Class B    698      912      1,252      2,044
Class C    298      612      1,052      2,275
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $652     $869     $1,103     $1,773
Class B    198      612      1,052      2,044
Class C    198      612      1,052      2,275
----------------------------------------------

                           --------------------------
                           AIM AGGRESSIVE GROWTH FUND
                           --------------------------


FUND MANAGEMENT

--------------------------------------------------------------------------------

THE ADVISOR


A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.



  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended October 31, 1998, the advisor received compensation of 0.63% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc. a wholly owned subsidiary of the advisor, are

- Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1989.

- Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1990.


- Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc.



OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES



Purchases of Class A shares of AIM Aggressive Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.


DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

FUTURE FUND CLOSURE



Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for the fund, the fund may periodically suspend or limit the offering of its shares.



  During closed periods, the fund may impose different standards for additional investments. Also, during those periods the fund will continue to pay Rule 12b-1 fees.

                           --------------------------
                           AIM AGGRESSIVE GROWTH FUND
                           --------------------------


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                              CLASS A
                                                  -----------------------------------------------------------------
                                                                       YEAR ENDED OCTOBER 31,
                                                       1998            1997         1996         1995        1994
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    49.97       $    44.93   $    40.13   $    28.37   $  23.85
Income from investment operations:
  Net investment income (loss)                         (0.33)           (0.26)       (0.32)       (0.04)     (0.05)
  Net gains (losses) on securities (both
    realized and unrealized)                           (7.71)            7.60         6.09        11.80       4.57
  Total from investment operations                     (8.04)            7.34         5.77        11.76       4.52
Less distributions:
  Distributions from net realized gains                (1.78)           (2.30)       (0.97)          --         --
Net asset value, end of period                    $    40.15       $    49.97   $    44.93   $    40.13   $  28.37
Total return(a)                                       (16.36)%          17.35%       14.77%       41.45%     18.96%
-------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $2,638,038       $3,864,257   $2,750,564   $2,245,554   $687,238
Ratio of expenses to average net assets(b)              1.06%(c)         1.06%        1.11%        1.08%      1.07%
Ratio of net investment income (loss) to average
  net assets(d)                                        (0.64)%(c)       (0.65)%      (0.76)%      (0.19)%    (0.26)%
Portfolio turnover                                         69%              73%          79%          52%        75%
-------------------------------------------------------------------------------------------------------------------



(a) Does not deduct sales charges.


(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.15% and 1.09% for 1995-1994.


(c) Ratios are based on average net assets of $3,416,868,071.


(d) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.26)% and (0.28)% for 1995-1994.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



Shareholder Information
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS


Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within six     charge on redemptions within
                                       years                                one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors


     (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve
         Shares.


         AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.


--------------------------------------------------------------------------------


DISTRIBUTION AND SERVICE (12b-1) FEES


Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                       MCF-03/99

                                 -------------
                                 THE AIM FUNDS
                                 -------------


SALES CHARGES


Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.





INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I INITIAL SALES CHARGES
--------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   25,000    5.50%         5.82%
$ 25,000 but less than $   50,000    5.25          5.54
$ 50,000 but less than $  100,000    4.75          4.99
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    3.00          3.09
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------


CATEGORY II INITIAL SALES CHARGES
---------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   50,000    4.75%         4.99%
$ 50,000 but less than $  100,000    4.00          4.17
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    2.50          2.56
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------


CATEGORY III INITIAL SALES CHARGES
----------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
              Less than $ 100,000   1.00%         1.01%
$ 100,000 but less than $ 250,000   0.75          0.76
$250,000 but less than $1,000,000   0.50          0.50
----------------------------------------------------------


CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.


CONTINGENT DEFERRED SALES CHARGES FOR


CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


     YEAR SINCE
    PURCHASE MADE         CLASS B           CLASS C
----------------------------------------------------------
First                        5%                1%
Second                       4                None
Third                        3                None
Fourth                       3                None
Fifth                        2                None
Sixth                        1                None
Seventh and following      None               None
----------------------------------------------------------



COMPUTING A CDSC



The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

                                 -------------
                                 THE AIM FUNDS
                                 -------------


13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.


There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.



PURCHASING SHARES


MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                       50                                                   50
IRA, Education IRA or Roth IRA                   250                                                  50
All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------------


HOW TO PURCHASE SHARES


You may purchase shares using one of the options below.


PURCHASE OPTIONS


-



                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed Account Application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed Account Application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase.
----------------------------------------------------------------------------------------------------------

                                 -------------
                                 THE AIM FUNDS
                                 -------------


SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING


Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.


AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.


  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:


(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;


(2) Both accounts must have identical registration information; and


(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.


PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.


REDEEMING SHARES



REDEMPTION FEES


We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).




REDEMPTION OF AIM CASH RESERVE SHARES OF

AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE


If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.


REDEMPTION OF CLASS B SHARES ACQUIRED BY


EXCHANGE FROM AIM FLOATING RATE FUND


If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                 -------------
                                 THE AIM FUNDS
                                 -------------


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Through a Financial           Contact your financial consultant.
  Consultant
By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days;
                              (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                              not previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not redeem by telephone. The transfer agent must receive your call during the hours the NYSE is open for
                              business in order to effect the redemption at that day's
                              closing price.


--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.


REDEMPTION BY MAIL


If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.


REDEMPTION BY TELEPHONE


If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or


(4) you request that payment be sent to a new address or an address that changed in the last 30 days.


The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



REINSTATEMENT PRIVILEGE (Class A shares only)



You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.


REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.


  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.



EXCHANGING SHARES


You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.


  You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Advisor Class shares, but only if you acquired the AIM Cash Reserve Shares through an exchange from Advisor Class shares.


YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;



(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for


    (a) one another;


    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or


    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;


(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


    (a) one another;


    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares



       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;



       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or



    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or


(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:


- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;



- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

                                 -------------
                                 THE AIM FUNDS
                                 -------------


- Exchanges must be made between accounts with identical registration information;


- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);


- Shares must have been held for at least one day prior to the exchange; and


- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.


TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.


BY MAIL


If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, EACH AIM FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

PRICING OF SHARES



DETERMINATION OF NET ASSET VALUE



The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.



  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.



TIMING OF ORDERS



You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



TAXES



In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.



  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.


  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                           --------------------------
                           AIM AGGRESSIVE GROWTH FUND
                           --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.



  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


---------------------------------------------------------

BY MAIL:                     A I M Distributors, Inc.
                             11 Greenway Plaza, Suite
                             100
                             Houston, TX 77046-1173
BY TELEPHONE:                (800) 347-4246
BY E-MAIL:                   general@aimfunds.com
ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)

---------------------------------------------------------


You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.



-----------------------------------
 AIM Aggressive Growth Fund
 SEC 1940 Act file number: 811-1424
-----------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com  AGRO-PRO-1    INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

        AIM BLUE CHIP FUND

        -----------------------------------------------------------------------

        AIM Blue Chip Fund seeks to provide long-term growth of capital and, secondarily, current income.

        PROSPECTUS
        MARCH 1, 1999


                                       This prospectus contains important
                                       information about the Class A, B and
                                       C shares of the fund. Please read it
                                       before investing and keep it for
                                       future reference.



                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.


        [AIM LOGO APPEARS HERE]   INVEST WITH DISCIPLINE--Registered Trademark--

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES         1
- - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                       1
- - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                4

Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-7

Taxes                                      A-8
OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------


INVESTMENT OBJECTIVES AND STRATEGIES

--------------------------------------------------------------------------------

The fund's primary investment objective is long-term growth of capital with a secondary objective of current income.


  The fund seeks to meet these objectives by investing at least 65% of its total assets in the common stocks of Blue Chip companies. Blue Chip companies are those companies that the fund's portfolio managers believe have the potential for above-average growth in earnings and that are well-established in their respective industries. The fund's portfolio managers sell a particular security when they believe the security no longer has that potential. When the portfolio managers believe securities other than common stocks offer the opportunity for long-term growth of capital and current income, the fund may invest in United States government securities, convertible securities and high-quality debt securities. The fund may also invest up to 25% of its total assets in foreign securities.



  In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objectives.



PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.



  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.



  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.



  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.



  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------


PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                    [GRAPH]

                                              ANNUAL
YEAR ENDED                                    TOTAL
DECEMBER 31                                   RETURN
-----------                                   ------
1989 .......................................  27.23%
1990 .......................................   3.01%
1991 .......................................  30.32%
1992 .......................................   2.64%
1993 .......................................   4.61%
1994 .......................................   4.66%
1995 .......................................  32.00%
1996 .......................................  23.75%
1997 .......................................  31.91%
1998 .......................................  30.42%


  During the periods shown in the bar chart, the highest quarterly return was 24.45% (quarter ended December 31, 1998 and the lowest quarterly return was -10.99% (quarter ended September 30, 1990).


PERFORMANCE TABLE


The following performance table compares the fund's performance to that of a broad-based securities market index.



AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                                    SINCE           INCEPTION
December 31, 1998)                      1 YEAR         5 YEARS         10 YEARS         INCEPTION           DATE
-------------------------------------------------------------------------------------------------------------------
Class A                                23.24%          22.69%          17.69%            14.86%          02/04/87
Class B                                 24.43             --              --             28.41           10/01/96
Class C                                 28.47             --              --             21.86           08/04/97


Russell 1000--Registered Trademark--
  Index(1)                              27.02          23.37           19.03             16.38(2)        01/31/87(2)
-------------------------------------------------------------------------------------------------------------------



(1) The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)              CLASS A  CLASS B  CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                 5.50%    None   None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)    None(1)  5.00   1.00
-------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           0.66%     0.66%     0.66%
Distribution and/or
Service (12b-1) Fees      0.35      1.00      1.00
Other Expenses            0.21      0.28      0.28
Total Annual Fund
  Operating Expenses      1.22      1.94      1.94
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $667     $916     $1,183     $1,946
Class B    697      909      1,247      2,078
Class C    297      609      1,047      2,264
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $667     $916     $1,183     $1,946
Class B    197      609      1,047      2,078
Class C    197      609      1,047      2,264
----------------------------------------------


                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------


FUND MANAGEMENT

--------------------------------------------------------------------------------

THE ADVISOR


A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.



  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended October 31, 1998, the advisor received compensation of 0.66% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

- Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995. From 1991 to 1995, she was Senior Financial Analyst for Shell Oil Co. Pension Trust.

- Joel E. Dobberpuhl, Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1990.

- Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1986.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES



Purchases of Class A shares of AIM Blue Chip Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.


DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS
The fund generally declares and pays dividends, if any, annually.
CAPITAL GAINS DISTRIBUTIONS


The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  This information for the two fiscal years ended 1998, the one month period ended October 31, 1996 and the fiscal year ended September 30, 1996 has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for prior years was audited by other public accountants.



                                                                         CLASS A
                                               ------------------------------------------------------------------
                                                                       OCTOBER 1,
                                                    YEAR ENDED           THROUGH              YEAR ENDED
                                                    OCTOBER 31,        OCTOBER 31,          SEPTEMBER 30,
                                                  1998        1997        1996       1996(a)     1995      1994
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $    30.96   $  26.08    $  25.56     $  23.83   $ 19.22   $ 18.89
Income from investment operations:
  Net investment income                              0.13(b)    0.17(b)       --         0.33      0.14      0.15
  Net gains on securities (both realized and
    unrealized)                                      5.75       6.93        0.52         4.61      5.05      1.24
  Total from investment operations                   5.88       7.10        0.52         4.94      5.19      1.39
Less distributions:
  Dividends from net investment income              (0.07)     (0.05)         --        (0.21)    (0.12)    (0.21)
  Distributions from net realized gains             (0.63)     (2.17)         --        (3.00)    (0.46)    (0.85)
  Total distributions                               (0.70)     (2.22)         --        (3.21)    (0.58)    (1.06)
Net asset value, end of period                 $    36.14   $  30.96    $  26.08     $  25.56   $ 23.83   $ 19.22
Total return(c)                                     19.36%     29.68%       2.04%       22.39%    27.84%     7.69%
-----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)       $1,085,648   $498,178    $120,448     $106,415   $71,324   $60,115
Ratio of expenses to average net assets(d)           1.22%(e)   1.31%       1.30%(f)     1.26%      1.3%      1.4%
Ratio of net investment income to average net
  assets(g)                                          0.33%(e)     0.50%      0.12%(f)    0.53%      0.7%      0.8%
Portfolio turnover rate                                27%        43%         10%          58%       17%       13%
-----------------------------------------------------------------------------------------------------------------



(a) The fund changed investment advisors on June 3, 1996.


(b) Calculated using average shares outstanding.


(c) Does not deduct sales charges and is not annualized for periods less than one year.


(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.32%, 1.37%, (annualized) and 1.28% for the periods 1997-1996 and September 30, 1996.


(e) Ratios are based on average net assets of $792,079,631.


(f) Annualized.


(g) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursement were 0.49%, 0.05% (annualized) and 0.51% for the periods 1997, 1996 and September 30, 1996.

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------


FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               CLASS B                            CLASS C
                                               ---------------------------------------   --------------------------
                                                                           OCTOBER 1,                   AUGUST 4,
                                                      YEAR ENDED             THROUGH     YEAR ENDED      THROUGH
                                                      OCTOBER 31,          OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                  1998          1997          1996          1998          1997
--------------------------------------------------------------------------------------  ---------------------------
Net asset value, beginning of period            $  30.76      $  26.07       $25.56        $ 30.75       $31.72
Income from investment operations:
  Net investment income (loss)                     (0.12)        (0.03)(a)    (0.01)         (0.12)(a)    (0.01)(a)
  Net gains (losses) on securities (both
    realized and unrealized)                        5.72          6.92         0.52           5.72        (0.96)
  Total from investment operations                  5.60          6.89         0.51           5.60        (0.97)
Less distributions:
  Dividends from net investment income                --         (0.03)          --             --           --
  Distributions from net realized gains            (0.63)        (2.17)          --          (0.63)          --
  Total distributions                              (0.63)        (2.20)          --          (0.63)          --
Net asset value, end of period                  $  35.73      $  30.76       $26.07        $ 35.72       $30.75
Total return(b)                                    18.52%        28.81%        2.00%         18.52%       (3.06)%
--------------------------------------------------------------------------------------  ---------------------------
Ratios/supplement data:
--------------------------------------------------------------------------------------  ---------------------------
Net assets, end of period (000s omitted)        $745,862      $264,337       $8,101        $87,554%      $3,947
Ratio of expenses to average net assets(c)          1.94%(d)      2.10%        2.01%(e)       1.94%(d)     2.10%(e)
Ratio of net investment income (loss) to
  average net assets(f)                            (0.38)%(d)     (0.28)%     (0.58)%(e)     (0.38)%(d)    (0.28)%(e)
Portfolio turnover rate                               27%           43%          10%            27%          43%
--------------------------------------------------------------------------------------  ---------------------------



(a) Calculated using average shares outstanding.


(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.


(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.12% and 2.08% (annualized) for 1997-1996 for Class B and 2.12% (annualized) for 1997 for Class C.


(d) Ratios are based on average net assets of $495,147,421 and $31,573,149 for Class B and Class C, respectively.


(e) Annualized


(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.31)% and (0.65)% (annualized) for 1997-1996 for Class B and (0.31)% (annualized) for 1997 for Class C.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



Shareholder Information
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS


Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within six     charge on redemptions within
                                       years                                one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors


     (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve
         Shares.


         AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.


--------------------------------------------------------------------------------


DISTRIBUTION AND SERVICE (12b-1) FEES


Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                       MCF-03/99

                                 -------------
                                 THE AIM FUNDS
                                 -------------


SALES CHARGES


Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.





INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I INITIAL SALES CHARGES
--------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   25,000    5.50%         5.82%
$ 25,000 but less than $   50,000    5.25          5.54
$ 50,000 but less than $  100,000    4.75          4.99
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    3.00          3.09
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------


CATEGORY II INITIAL SALES CHARGES
---------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   50,000    4.75%         4.99%
$ 50,000 but less than $  100,000    4.00          4.17
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    2.50          2.56
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------


CATEGORY III INITIAL SALES CHARGES
----------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
              Less than $ 100,000   1.00%         1.01%
$ 100,000 but less than $ 250,000   0.75          0.76
$250,000 but less than $1,000,000   0.50          0.50
----------------------------------------------------------


CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.


CONTINGENT DEFERRED SALES CHARGES FOR


CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


     YEAR SINCE
    PURCHASE MADE         CLASS B           CLASS C
----------------------------------------------------------
First                        5%                1%
Second                       4                None
Third                        3                None
Fourth                       3                None
Fifth                        2                None
Sixth                        1                None
Seventh and following      None               None
----------------------------------------------------------



COMPUTING A CDSC



The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

                                 -------------
                                 THE AIM FUNDS
                                 -------------


13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.


There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.



PURCHASING SHARES


MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                       50                                                   50
IRA, Education IRA or Roth IRA                   250                                                  50
All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------------


HOW TO PURCHASE SHARES


You may purchase shares using one of the options below.


PURCHASE OPTIONS


-



                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed Account Application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed Account Application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase.
----------------------------------------------------------------------------------------------------------

                                 -------------
                                 THE AIM FUNDS
                                 -------------


SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING


Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.


AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.


  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:


(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;


(2) Both accounts must have identical registration information; and


(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.


PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.


REDEEMING SHARES



REDEMPTION FEES


We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).




REDEMPTION OF AIM CASH RESERVE SHARES OF

AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE


If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.


REDEMPTION OF CLASS B SHARES ACQUIRED BY


EXCHANGE FROM AIM FLOATING RATE FUND


If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                 -------------
                                 THE AIM FUNDS
                                 -------------


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Through a Financial           Contact your financial consultant.
  Consultant
By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days;
                              (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                              not previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not redeem by telephone. The transfer agent must receive your call during the hours the NYSE is open for
                              business in order to effect the redemption at that day's
                              closing price.


--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.


REDEMPTION BY MAIL


If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.


REDEMPTION BY TELEPHONE


If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or


(4) you request that payment be sent to a new address or an address that changed in the last 30 days.


The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



REINSTATEMENT PRIVILEGE (Class A shares only)



You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.


REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.


  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.



EXCHANGING SHARES


You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.


  You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Advisor Class shares, but only if you acquired the AIM Cash Reserve Shares through an exchange from Advisor Class shares.


YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;



(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for


    (a) one another;


    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or


    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;


(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


    (a) one another;


    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares



       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;



       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or



    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or


(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:


- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;



- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

                                 -------------
                                 THE AIM FUNDS
                                 -------------


- Exchanges must be made between accounts with identical registration information;


- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);


- Shares must have been held for at least one day prior to the exchange; and


- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.


TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.


BY MAIL


If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, EACH AIM FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

PRICING OF SHARES



DETERMINATION OF NET ASSET VALUE



The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.



  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.



TIMING OF ORDERS



You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



TAXES



In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.



  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.


  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------


OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.



  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


---------------------------------------------------------


BY MAIL:                     A I M Distributors, Inc.
                             11 Greenway Plaza, Suite
                             100
                             Houston, TX 77046-1173
BY TELEPHONE:                (800) 347-4246
BY E-MAIL:                   general@aimfunds.com
ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)


---------------------------------------------------------


You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.



-----------------------------------
 AIM Blue Chip Fund
 SEC 1940 Act file number: 811-1424
-----------------------------------

[AIM LOGO APPEARS HERE]     www.aimfunds.com     BCH-PRO-1   INVEST WITH DISCIPLINE--Registered Trademark--

        AIM CAPITAL DEVELOPMENT FUND

        ------------------------------------------------------------------------

        AIM Capital Development Fund seeks to provide long-term growth of capital.

        PROSPECTUS
        MARCH 1, 1999


                                       This prospectus contains important
                                       information about the Class A, B and
                                       C shares of the fund. Please read it
                                       before investing and keep it for
                                       future reference.



                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.


        [AIM LOGO APPEAR HERE]   INVEST WITH DISCIPLINE --Registered Trademark--

                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                       1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -
Sales Charges                                4

Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-7

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.



No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------


INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital.



  The fund seeks to meet this objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. Among factors which the portfolio managers may consider when purchasing these securities are (1) the growth prospects for a company's products; (2) the economic outlook for its industry; (3) a company's new product development; (4) its operating management capabilities; (5) the relationship between the price of the security and its estimated fundamental value; (6) relevant market, economic and political environments; and (7) financial characteristics, such as balance sheet analysis and return on assets. The fund's portfolio managers sell a particular security when any one of these factors materially changes or when the securities are no longer considered medium-sized company securities. The fund may also invest up to 25% of its total assets in foreign securities.



  In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.



PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.



  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.



  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.



  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.



  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.


ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                    [GRAPH]


                                                    Annual
Year Ended                                           Total
December 31                                          Return
-----------                                          ------
1997................................................  23.69
1998................................................   4.53



  During the periods shown in the bar chart, the highest quarterly return was 21.32% (quarter ended June 30, 1997) and the lowest quarterly return was -20.93% (quarter ended September 30, 1998).


PERFORMANCE TABLE


The following performance table compares the fund's performance to that of a broad-based securities market index.



AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                SINCE      INCEPTION
December 31, 1998)                                          1 YEAR   INCEPTION     DATE
-------------------------------------------------------------------------------------------
Class A                                                     (1.25)%    14.76%    06/17/96
Class B                                                     (1.21)     11.67     10/01/96
Class C                                                      2.79       6.71     08/04/97


Russell 2000--Registered Trademark-- Index(1)               (2.55)      9.64(2)  06/30/96(2)
-------------------------------------------------------------------------------------------



(1) The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.



(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                   SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)        CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)          5.50%     None      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever
is less)                 None(1)   5.00      1.00
-------------------------------------------------------


          ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
---------------------------------------------------
Management Fees           0.66%     0.66%     0.66%
Distribution and/or
Service (12b-1) Fees      0.35      1.00      1.00
Other Expenses            0.27      0.36      0.36
Total Annual Fund
Operating Expenses        1.28      2.02      2.02
---------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $673     $934     $1,214     $2,010
Class B    705      934      1,288      2,158
Class C    305      634      1,088      2,348
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $673     $934     $1,214     $2,010
Class B    205      634      1,088      2,158
Class C    205      634      1,088      2,348
----------------------------------------------


                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR


A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.



  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended October 31, 1998, the advisor received compensation of 0.66% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

- Edgar M. Larsen, Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1996. From 1981 to 1996, he was, among other offices, Senior Vice President of John Hancock Advisers, Inc. and its predecessors.


- Paul J. Rasplicka, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994. From 1994 to 1998, he was Portfolio Manager of Institutional Trust Company, an affiliate of the advisor.



OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES



Purchases of Class A shares of AIM Capital Development Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.


DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS


The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                              CLASS A
                                                             ------------------------------------------
                                                                                           JUNE 17,
                                                             YEAR ENDED OCTOBER 31,        THROUGH
                                                                1998         1997      OCTOBER 31, 1996
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  14.57     $  11.09        $  10.00
Income from investment operations:
  Net investment income (loss)                                   (0.06)(a)    (0.10)(a)       (0.01)(a)
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.62)       (3.58)           1.10
  Total from investment operations                               (1.68)        3.48            1.09
Net asset value, end of period                                $  12.89     $  14.57        $  11.09
Total return(b)                                                 (11.53)%      31.38%          10.90%
-------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
-------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                      $717,263     $577,685        $251,253
Ratio of expenses to average net assets(c)                        1.28%(d)     1.33%           1.35%(e)
Ratio of net investment income (loss) to average net
  assets(f)                                                      (0.40)%(d)   (0.83)%         (0.29)%(e)
Portfolio turnover                                                  78%          41%             13%
-------------------------------------------------------------------------------------------------------



(a) Calculated using average shares outstanding.


(b) Does not deduct sales charges and is not annualized for periods less than one year.


(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.38% and 1.60% (annualized) for 1997-1996 for Class A.


(d) Ratios are based on average net assets of $715,454,107.


(e) Annualized.


(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (0.88)% and (0.54)% (annualized) for 1997-1996 for Class A.



                                                           CLASS B                                 CLASS C
                                            --------------------------------------   -----------------------------------
                                                YEAR ENDED           OCTOBER 1,                            AUGUST 4,
                                                OCTOBER 31,           THROUGH           YEAR ENDED          THROUGH
                                              1998       1997     OCTOBER 31, 1996   OCTOBER 31, 1998   OCTOBER 31, 1997
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  14.46    $  11.08      $ 11.26            $ 14.45            $ 13.48
Income from investment operations:
  Net investment income (loss)                 (0.16)(a)   (0.20)(a)    (0.01)(a)          (0.16)(a)          (0.06)(a)
  Net gains (losses) on securities (both
    realized and unrealized)                   (1.60)       3.58        (0.17)             (1.60)              1.03
  Total from investment operations             (1.76)       3.38        (0.18)             (1.76)              0.97
Net asset value, end of period              $  12.70    $  14.46      $ 11.08            $ 12.69            $ 14.45
Total return(a)                               (12.17)%     30.51%       (1.60)%           (12.18)%             7.20%
------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)    $493,993    $297,623      $22,435            $48,293            $12,195
Ratio of expenses to average net assets(c)      2.02%(d)    2.09%        1.89%(e)           2.02%(d)           2.14%(e)
Ratio of net investment income (loss) to
  average net assets(f)                        (1.14)%(d)  (1.59)%      (0.83)%(e)         (1.14)%(d)         (1.64)%(e)
Portfolio turnover rate                           78%         41%          13%                78%                41%
------------------------------------------------------------------------------------------------------------------------



(a) Calculated using average shares outstanding.


(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.


(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.14% and 2.28% (annualized) for 1997-1996 for Class B and 2.19% (annualized) for 1997 for Class C, respectively.


(d) Ratios are based on average net assets of $442,295,823 and $34,048,155 for Class B and Class C, respectively.


(e) Annualized.


(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (1.64)% and (1.22)% (annualized) for 1997-1996 for Class B and (1.69)% (annualized) for 1997 for Class C.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



Shareholder Information
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS


Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within six     charge on redemptions within
                                       years                                one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors


     (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve
         Shares.


         AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.


--------------------------------------------------------------------------------


DISTRIBUTION AND SERVICE (12b-1) FEES


Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                       MCF-03/99

                                 -------------
                                 THE AIM FUNDS
                                 -------------


SALES CHARGES


Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.





INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I INITIAL SALES CHARGES
--------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   25,000    5.50%         5.82%
$ 25,000 but less than $   50,000    5.25          5.54
$ 50,000 but less than $  100,000    4.75          4.99
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    3.00          3.09
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------


CATEGORY II INITIAL SALES CHARGES
---------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   50,000    4.75%         4.99%
$ 50,000 but less than $  100,000    4.00          4.17
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    2.50          2.56
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------


CATEGORY III INITIAL SALES CHARGES
----------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
              Less than $ 100,000   1.00%         1.01%
$ 100,000 but less than $ 250,000   0.75          0.76
$250,000 but less than $1,000,000   0.50          0.50
----------------------------------------------------------


CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.


CONTINGENT DEFERRED SALES CHARGES FOR


CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


     YEAR SINCE
    PURCHASE MADE         CLASS B           CLASS C
----------------------------------------------------------
First                        5%                1%
Second                       4                None
Third                        3                None
Fourth                       3                None
Fifth                        2                None
Sixth                        1                None
Seventh and following      None               None
----------------------------------------------------------



COMPUTING A CDSC



The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

                                 -------------
                                 THE AIM FUNDS
                                 -------------


13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.


There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.



PURCHASING SHARES


MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                       50                                                   50
IRA, Education IRA or Roth IRA                   250                                                  50
All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------------


HOW TO PURCHASE SHARES


You may purchase shares using one of the options below.


PURCHASE OPTIONS


-



                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed Account Application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed Account Application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase.
----------------------------------------------------------------------------------------------------------

                                 -------------
                                 THE AIM FUNDS
                                 -------------


SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING


Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.


AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.


  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:


(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;


(2) Both accounts must have identical registration information; and


(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.


PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.


REDEEMING SHARES



REDEMPTION FEES


We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).




REDEMPTION OF AIM CASH RESERVE SHARES OF

AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE


If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.


REDEMPTION OF CLASS B SHARES ACQUIRED BY


EXCHANGE FROM AIM FLOATING RATE FUND


If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                 -------------
                                 THE AIM FUNDS
                                 -------------


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Through a Financial           Contact your financial consultant.
  Consultant
By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days;
                              (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                              not previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not redeem by telephone. The transfer agent must receive your call during the hours the NYSE is open for
                              business in order to effect the redemption at that day's
                              closing price.


--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.


REDEMPTION BY MAIL


If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.


REDEMPTION BY TELEPHONE


If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or


(4) you request that payment be sent to a new address or an address that changed in the last 30 days.


The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



REINSTATEMENT PRIVILEGE (Class A shares only)



You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.


REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.


  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.



EXCHANGING SHARES


You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.


  You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Advisor Class shares, but only if you acquired the AIM Cash Reserve Shares through an exchange from Advisor Class shares.


YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;



(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for


    (a) one another;


    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or


    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;


(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


    (a) one another;


    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares



       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;



       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or



    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or


(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:


- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;



- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

                                 -------------
                                 THE AIM FUNDS
                                 -------------


- Exchanges must be made between accounts with identical registration information;


- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);


- Shares must have been held for at least one day prior to the exchange; and


- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.


TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.


BY MAIL


If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, EACH AIM FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

PRICING OF SHARES



DETERMINATION OF NET ASSET VALUE



The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.



  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.



TIMING OF ORDERS



You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



TAXES



In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.



  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.


  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------


OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.



  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


---------------------------------------------------------


BY MAIL:                     A I M Distributors, Inc.
                             11 Greenway Plaza, Suite
                             100
                             Houston, TX 77046-1173

BY TELEPHONE:                (800) 347-4246

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)


---------------------------------------------------------


You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.



-----------------------------------
 AIM Capital Development Fund
 SEC 1940 Act file number: 811-1424
-----------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com   CDV-PRO-1    INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

        AIM CHARTER FUND

        ------------------------------------------------------------------------

        AIM Charter Fund seeks to provide growth of capital with a secondary objective of current income.

        PROSPECTUS
        MARCH 1, 1999


                                       This prospectus contains important
                                       information about the Class A, B and
                                       C shares of the fund. Please read it
                                       before investing and keep it for
                                       future reference.


                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.


        [AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE
                                                       --Registered Trademark--

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES         1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisors                                 4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                4

Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-7

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.



No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                                ----------------
                                AIM CHARTER FUND
                                ----------------


INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's primary investment objective is growth of capital with a secondary objective of current income. The fund's investment objectives may be changed by the fund's Board of Directors without shareholder approval.



  The fund seeks to meet these objectives by investing at least 65% of its net assets in stocks the fund's portfolio managers believe have the potential for above-average growth in revenues and earnings and at least 80% of its net assets in securities that generate income. The fund's portfolio managers sell a particular security when they believe the security no longer has that potential or the capacity to generate income. The fund may also invest up to 20% of its total assets in foreign securities.



  In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objectives.


  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.



  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.



  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.



  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.



  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                ----------------
                                AIM CHARTER FUND
                                ----------------


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


  The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------



The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                    [GRAPH]


                                              ANNUAL
YEAR ENDED                                    TOTAL
DECEMBER 31                                   RETURN
-----------                                   ------
1989 .......................................  38.09%
1990 .......................................   8.23%
1991 .......................................  37.77%
1992 .......................................   1.13%
1993 .......................................   9.39%
1994 .......................................  -4.26%
1995 .......................................  35.68%
1996 .......................................  19.58%
1997 .......................................  24.73%
1998 .......................................  26.83%



  During the periods shown in the bar chart, the highest quarterly return was 26.08% (quarter ended December 31, 1998) and the lowest quarterly return was -11.89% (quarter ended September 30, 1998).


PERFORMANCE TABLE


The following performance table compares the fund's performance to that of a broad-based securities market index.



AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                                                                SINCE           INCEPTION
December 31, 1998)                  1 YEAR         5 YEARS         10 YEARS         INCEPTION              DATE
---------------------------------------------------------------------------------------------------------------
Class A                             19.82%          18.34%          18.13%            14.32%          11/26/68
Class B                             20.89              --              --             22.24           06/26/95
Class C                             24.91              --              --             16.62           08/04/97
S&P 500(1)                          28.60           24.05           19.19             12.49(2)        11/30/68(2)
---------------------------------------------------------------------------------------------------------------



(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.



(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                                ----------------
                                AIM CHARTER FUND
                                ----------------


FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------


FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)        CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)          5.50%     None      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever
is less)                 None(1)   5.00      1.00
-------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           0.63%     0.63%     0.63%
Distribution and/or
Service (12b-1) Fees      0.30      1.00      1.00
Other Expenses            0.16      0.22      0.22
Total Annual Fund
Operating Expenses        1.09      1.85      1.85
Fee Waiver(2)            (0.01)    (0.01)    (0.01)
Net Expenses              1.08      1.84      1.84
-------------------------------------------------------



(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.


(2) The investment advisor has contractually agreed to waive a portion of its fees.


As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.


  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $654     $875     $1,113     $1,795
Class B    687      879      1,196      1,960
Class C    287      579        996      2,159
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $654     $875     $1,113     $1,795
Class B    187      579        996      1,960
Class C    187      579        996      2,159
----------------------------------------------


                                ----------------
                                AIM CHARTER FUND
                                ----------------


Fund Management
--------------------------------------------------------------------------------

THE ADVISORS



A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor.
A I M Capital Management, Inc. (the subadvisor), a wholly owned subsidiary of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. Both the advisor and the subadvisor are located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.



  The advisor has acted as an investment advisor since its organization in 1976, and the subadvisor has acted as an investment advisor since 1986. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.



ADVISOR COMPENSATION



During the fiscal year ended October 31, 1998, the advisor received compensation of 0.62% of average daily net assets.



PORTFOLIO MANAGERS



The advisors use a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of the subadvisor, are


- Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 1991 and has been associated with the advisor and/or its affiliates since 1987.


- Brant H. DeMuth, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996. From 1992 to 1996, he was Portfolio Manager for Colorado Public Employee's Retirement Association.



Other Information
--------------------------------------------------------------------------------

SALES CHARGES



Purchases of Class A shares of AIM Charter Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.



DIVIDENDS AND DISTRIBUTIONS


DIVIDENDS


The fund generally declares and pays dividends, if any, quarterly. CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                                ----------------
                                AIM CHARTER FUND
                                ----------------

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                 CLASS A
                                                  --------------------------------------------------------------
                                                                          YEAR ENDED OCTOBER 31,
                                                     1998         1997         1996         1995         1994
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    13.41   $    11.19   $    10.63   $     8.90   $     9.46
Income from investment operations:
  Net investment income                                 0.12         0.10         0.19         0.15         0.21
  Net gains (losses) on securities (both
    realized and unrealized)                            1.23         2.91         1.43         2.11        (0.45)
  Total from investment operations                      1.35         3.01         1.62         2.26        (0.24)
Less distributions:
  Dividends from net investment income                 (0.10)       (0.12)       (0.16)       (0.20)       (0.16)
  Distributions from net realized gains                (1.34)       (0.67)       (0.90)       (0.33)       (0.16)
  Total distributions                                  (1.44)       (0.79)       (1.06)       (0.53)       (0.32)
Net asset value, end of period                    $    13.32   $    13.41   $    11.19   $    10.63   $     8.90
Total return(a)                                        11.20%       28.57%       16.70%       27.03%       (2.55)%
----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $3,706,938   $3,466,912   $2,647,208   $1,974,417   $1,579,074
Ratio of expenses (exclusive of interest) to
  average net assets(b)                                 1.08%(c)     1.09%        1.12%        1.17%        1.17%
Ratio of net investment income to average net
  assets(d)                                             0.95%(c)     0.79%        1.81%        1.55%        2.32%
Portfolio turnover rate                                  154%         170%         164%         161%         126%
Borrowings for the period:
  Amount of debt outstanding at end of period
    (000s omitted)                                        --           --           --           --           --
  Average amount of debt outstanding during the
    period (000s omitted)(e)                      $    5,164           --           --           --           --
  Average number of shares outstanding during
    the period (000s omitted)(e)                     280,987           --           --           --           --
  Average amount of debt per share during the
    period                                        $   0.0184           --           --           --           --
----------------------------------------------------------------------------------------------------------------



(a) Does not deduct sales charges.



(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.10% and 1.10% for 1998-1997.



(c) Ratios are based on average net assets of $3,700,347,957.



(d) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursement were 0.93% and 0.78% for 1998-1997.



(e) Averages computed on a daily basis.

                                ----------------
                                AIM CHARTER FUND
                                ----------------


Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                              CLASS B                                   CLASS C
                                         --------------------------------------------------   ----------------------------
                                                                                JUNE 26,                      AUGUST 4,
                                                                                 THROUGH      YEAR ENDED       THROUGH
                                               YEAR ENDED OCTOBER 31,          OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                            1998         1997        1996         1996           1998            1997
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $    13.37   $    11.18   $  10.62      $  9.81        $ 13.39         $13.86
Income from investment operations:
  Net investment income                        0.02         0.01       0.10         0.03           0.02(a)          --
  Net gains (losses) on securities
    (both realized and unrealized)             1.22         2.89       1.45         0.80           1.23          (0.45)
  Total from investment operations             1.24         2.90       1.55         0.83           1.25          (0.45)
Less distributions:
  Dividends from net investment income        (0.03)       (0.04)     (0.09)       (0.02)         (0.03)            --
  Distributions from net realized gains       (1.34)       (0.67)     (0.90)          --          (1.34)         (0.02)
  Total distributions                         (1.37)       (0.71)     (0.99)       (0.02)         (1.37)         (0.02)
Net asset value, end of period           $    13.24   $    13.37   $  11.18      $ 10.62        $ 13.27         $13.39
Total return(b)                               10.33%       27.54%     15.90%        8.48%         10.39%         (3.24)%
--------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s
  omitted)                               $1,408,687   $1,056,094   $515,672      $67,592        $37,846         $5,669
Ratio of expenses (exclusive of
  interest) to average net assets(c)           1.84%(d)       1.85%     1.94%       1.98%(f)       1.84%(d)       1.82%(f)
Ratio of net investment income to
  average net assets(e)                        0.19%(d)       0.03%     0.99%       0.74%(f)       0.19%(d)       0.06%(f)
Portfolio turnover rate                         154%         170%       164%         161%           154%           170%
Borrowings for the period:
  Amount of debt outstanding at end of
    period (000s omitted)                        --           --         --           --             --             --
  Average amount of debt outstanding
    during the period (000s omitted)(g)  $    1,793           --         --           --        $    30             --
  Average number of shares outstanding
    during the period (000s omitted)(g)      98,052           --         --           --          1,654             --
  Average amount of debt per share
    during the period                    $   0.0184           --         --           --        $0.0184             --
--------------------------------------------------------------------------------------------------------------------------



(a) Calculated using average shares outstanding.


(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.


(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.86% and 1.86% for 1998-1997 for Class B and 1.86% and 1.83% (annualized) for 1998-1997 for Class C.


(d) Ratios are based on average net assets of $1,284,374,113 and $21,692,212 for Class B and Class C, respectively.


(e) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursement were 0.17% and 0.02% for 1998-1997 for Class B and 0.17% and 0.04% (annualized) for 1998-1997 for Class C.


(f) Annualized.


(g) Average computed on a daily basis.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



Shareholder Information
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS


Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within six     charge on redemptions within
                                       years                                one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors


     (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve
         Shares.


         AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.


--------------------------------------------------------------------------------


DISTRIBUTION AND SERVICE (12b-1) FEES


Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                       MCF-03/99

                                 -------------
                                 THE AIM FUNDS
                                 -------------


SALES CHARGES


Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.





INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I INITIAL SALES CHARGES
--------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   25,000    5.50%         5.82%
$ 25,000 but less than $   50,000    5.25          5.54
$ 50,000 but less than $  100,000    4.75          4.99
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    3.00          3.09
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------


CATEGORY II INITIAL SALES CHARGES
---------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   50,000    4.75%         4.99%
$ 50,000 but less than $  100,000    4.00          4.17
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    2.50          2.56
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------


CATEGORY III INITIAL SALES CHARGES
----------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
              Less than $ 100,000   1.00%         1.01%
$ 100,000 but less than $ 250,000   0.75          0.76
$250,000 but less than $1,000,000   0.50          0.50
----------------------------------------------------------


CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.


CONTINGENT DEFERRED SALES CHARGES FOR


CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


     YEAR SINCE
    PURCHASE MADE         CLASS B           CLASS C
----------------------------------------------------------
First                        5%                1%
Second                       4                None
Third                        3                None
Fourth                       3                None
Fifth                        2                None
Sixth                        1                None
Seventh and following      None               None
----------------------------------------------------------



COMPUTING A CDSC



The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

                                 -------------
                                 THE AIM FUNDS
                                 -------------


13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.


There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.



PURCHASING SHARES


MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                       50                                                   50
IRA, Education IRA or Roth IRA                   250                                                  50
All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------------


HOW TO PURCHASE SHARES


You may purchase shares using one of the options below.


PURCHASE OPTIONS


-



                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed Account Application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed Account Application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase.
----------------------------------------------------------------------------------------------------------

                                 -------------
                                 THE AIM FUNDS
                                 -------------


SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING


Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.


AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.


  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:


(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;


(2) Both accounts must have identical registration information; and


(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.


PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.


REDEEMING SHARES



REDEMPTION FEES


We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).




REDEMPTION OF AIM CASH RESERVE SHARES OF

AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE


If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.


REDEMPTION OF CLASS B SHARES ACQUIRED BY


EXCHANGE FROM AIM FLOATING RATE FUND


If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                 -------------
                                 THE AIM FUNDS
                                 -------------


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Through a Financial           Contact your financial consultant.
  Consultant
By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days;
                              (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                              not previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not redeem by telephone. The transfer agent must receive your call during the hours the NYSE is open for
                              business in order to effect the redemption at that day's
                              closing price.


--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.


REDEMPTION BY MAIL


If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.


REDEMPTION BY TELEPHONE


If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or


(4) you request that payment be sent to a new address or an address that changed in the last 30 days.


The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



REINSTATEMENT PRIVILEGE (Class A shares only)



You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.


REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.


  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.



EXCHANGING SHARES


You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.


  You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Advisor Class shares, but only if you acquired the AIM Cash Reserve Shares through an exchange from Advisor Class shares.


YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;



(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for


    (a) one another;


    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or


    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;


(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


    (a) one another;


    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares



       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;



       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or



    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or


(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:


- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;



- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

                                 -------------
                                 THE AIM FUNDS
                                 -------------


- Exchanges must be made between accounts with identical registration information;


- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);


- Shares must have been held for at least one day prior to the exchange; and


- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.


TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.


BY MAIL


If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, EACH AIM FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

PRICING OF SHARES



DETERMINATION OF NET ASSET VALUE



The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.



  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.



TIMING OF ORDERS



You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



TAXES



In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.



  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.


  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                ----------------
                                AIM CHARTER FUND
                                ----------------


Obtaining Additional Information
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.



  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


---------------------------------------------------------


BY MAIL:                     A I M Distributors, Inc.
                             11 Greenway Plaza, Suite
                             100
                             Houston, TX 77046-1173
BY TELEPHONE:                (800) 347-4246
BY E-MAIL:                   general@aimfunds.com
ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)


---------------------------------------------------------


You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.



-----------------------------------
 AIM Charter Fund
 SEC 1940 Act file number: 811-1424
-----------------------------------

[AIM LOGO APPEARS HERE]  www.aimfunds.com  CHT-PRO-1   INVEST WITH DISCIPLINE
                                                       --Registered Trademark--

        AIM   CONSTELLATION   FUND

        ------------------------------------------------------------------------

        AIM Constellation Fund seeks to provide growth of capital.

        PROSPECTUS
        MARCH 1, 1999


                                       This prospectus contains important
                                       information about the Class A, B and
                                       C shares of the fund. Please read it
                                       before investing and keep it for
                                       future reference.



                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.



        [AIM LOGO APPEARS HERE]               INVEST WITH DISCIPLINE--Registered
                                                                     Trademark--

                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------



Table of Contents
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                       1
- - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                         2
Performance Table                            2
FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                    3
Expense Example                              3
FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -
The Advisors                                 4
Advisor Compensation                         4
Portfolio Managers                           4
OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -
Sales Charges                                4
Dividends and Distributions                  4
FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -
Choosing a Share Class                     A-1
Purchasing Shares                          A-3
Redeeming Shares                           A-4
Exchanging Shares                          A-6
Pricing of Shares                          A-7
Taxes                                      A-8
OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------


INVESTMENT OBJECTIVE AND STRATEGIES

--------------------------------------------------------------------------------

The fund's investment objective is growth of capital. The fund's investment objective may be changed by the fund's Board of Directors without shareholder approval.


  The fund seeks to meet this objective by investing principally in common stocks of medium- and small-sized growth companies. The fund's portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The fund's portfolio managers usually sell a particular security when any of those factors materially changes. The fund may also invest up to 20% of its total assets in foreign securities.



  In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.



PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.



  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.



  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.



  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.



  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------


PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
-

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                     [GRAPH]

Year Ended                                 Annual Total
December 31                                   Return
-----------                                   ------
1989 .......................................  38.03
1990 .......................................  -4.09
1991 .......................................  70.41
1992 .......................................  15.03
1993 .......................................  17.29
1994 .......................................   1.30
1995 .......................................  35.45
1996 .......................................  16.27
1997 .......................................  18.92
1998........................................  18.89




  During the periods shown in the bar chart, the highest quarterly return was 27.68% (quarter ended March 31, 1991) and the lowest quarterly return was -26.24% (quarter ended September 30, 1990).


PERFORMANCE TABLE


The following performance table compares the fund's performance to that of a broad-based securities market index.



AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                           SINCE      INCEPTION
December 31, 1998)                                1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-------------------------------------------------------------------------------------------------------
Class A                                           12.33%    15.14%    19.94%      18.39%    04/30/76
Class B                                           12.87        --        --        6.56     11/03/97
Class C                                           16.88        --        --        7.40     08/04/97


Russell Midcap--Registered Trademark-- Index(1)   10.09     17.35     16.69       17.32(2)  12/31/78(2)
-------------------------------------------------------------------------------------------------------



(1) The Russell Midcap--Registered Trademark-- Index measures the performance of the lowest 800 companies in the Russell 1000--Registered Trademark-- Index. These companies are considered representative of medium-sized companies.


(2) The average annual total return given is since the date closest to the earliest date the index became available.

                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                   SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)        CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)          5.50%     None      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is
less)                    None(1)   5.00      1.00
-------------------------------------------------------


            ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           0.63%     0.63%     0.63%
Distribution and/or
Service (12b-1) Fees      0.30      1.00      1.00
Other Expenses            0.19      0.37      0.36
Total Annual Fund
Operating Expenses        1.12      2.00      1.99
Fee Waiver(2)            (0.02)    (0.02)    (0.02)
Net Expenses              1.10      1.98      1.97
-------------------------------------------------------



(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.



(2) The investment advisor has contractually agreed to waive a portion of its fees.


As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.


  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $656     $880     $1,123     $1,816
Class B    701      921      1,268      2,079
Class C    300      618      1,062      2,296
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $656     $880     $1,123     $1,816
Class B    201      621      1,068      2,079
Class C    200      618      1,062      2,296
----------------------------------------------


                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------


FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS



A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor.
A I M Capital Management, Inc. (the subadvisor), a wholly owned subsidiary of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. Both the advisor and the subadvisor are located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.



  The advisor has acted as an investment advisor since its organization in 1976, and the subadvisor has acted as an investment advisor since 1986. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.



ADVISOR COMPENSATION



During the fiscal year ended October 31, 1998, the advisor received compensation of 0.61% of average daily net assets.



PORTFOLIO MANAGERS



The advisors use a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of the subadvisor, are


- Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.


- Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc.


- David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1990 and has been associated with the advisor and/or its affiliates since 1982.

- Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1990.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES



Purchases of Class A shares of AIM Constellation Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.



DIVIDENDS AND DISTRIBUTIONS


DIVIDENDS



The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                               CLASS A
                                                  -----------------------------------------------------------------
                                                                       YEAR ENDED OCTOBER 31,
                                                     1998          1997          1996          1995         1994
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     29.23   $     25.48   $     23.69   $    18.31   $    17.04
Income from investment operations:
  Net investment income (loss)                          (0.14)        (0.11)        (0.06)       (0.05)       (0.02)
  Net gains (losses) on securities (both
    realized and unrealized)                            (0.62)         4.75          2.60         5.95         1.29
  Total from investment operations                      (0.76)         4.64          2.54         5.90         1.27
Distributions from net realized gains                   (2.10)        (0.89)        (0.75)       (0.52)          --
Net asset value, end of period                    $     26.37   $     29.23   $     25.48   $    23.69   $    18.31
Total return(a)                                         (2.30)%       18.86%        11.26%       33.43%        7.45%
-------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $12,391,844   $14,319,441   $11,255,506   $7,000,350   $3,726,029
Ratio of expenses to average net assets(b)               1.10%(c)        1.11%        1.14%       1.16%        1.20%
Ratio of net investment income (loss) to average
  net assets(d)                                         (0.47)%(c)       (0.40)%       (0.27)%      (0.32)%      (0.15)%
Portfolio turnover                                         76%           67%           58%          45%          79%
-------------------------------------------------------------------------------------------------------------------



(a) Does not deduct sales charges.


(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.12%, 1.13%, 1.16%, 1,18% and 1.21% for 1998-1994.


(c) Ratios are based on average net assets of $13,894,845,349.


(d) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (0.50)%, (0.42)%, (0.29)%, (0.34)% and (0.16)% for
    1998-1994.



                                                      CLASS B                               CLASS C
                                             --------------------------   -------------------------------------------
                                              NOVEMBER 3, 1997                                      AUGUST 4, 1997
                                                   THROUGH                     YEAR ENDED              THROUGH
                                              OCTOBER 31, 1998              OCTOBER 31, 1998       OCTOBER 31, 1997
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  30.04                      $ 29.18                $ 30.32
Income from investment operations:
  Net investment income (loss)                       (0.37)(a)                    (0.37)(a)              (0.04)
  Net gains (losses) on securities (both
    realized and unrealized)                         (1.46)                       (0.61)                 (1.10)
  Total from investment operations                   (1.83)                       (0.98)                 (1.14)
Distributions from net realized gains                (2.10)                       (2.10)                    --
Net asset value, end of period                    $  26.11                      $ 26.10                $ 29.18
Total return(b)                                      (5.86)%                      (3.12)%                (3.76)%
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $275,676                      $76,522                $21,508
Ratio of expenses to average net assets(c)            1.98%(d)(e)                  1.97%(d)               1.84%(e)
Ratio of net investment income (loss) to
  average net assets(f)                              (1.36)%(d)(e)                (1.35)%(d)             (1.12)%(e)
Portfolio turnover rate                                 76%                          76%                    67%
---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------



(a) Calculated using average shares outstanding.


(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.


(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.00% (annualized) for 1998 for Class B and 1.99% and 1.86% (annualized) for 1998 and 1997 for Class C.


(d) Ratios are based on average net assets of $158,509,468 and $50,654,588 for Class B and Class C, respectively.


(e) Annualized.


(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (1.38)% (annualized) for 1998 for Class B and (1.37)% and (1.15)% (annualized) for 1998-1997 for Class C.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



Shareholder Information
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS


Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within six     charge on redemptions within
                                       years                                one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors


     (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve
         Shares.


         AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.


--------------------------------------------------------------------------------


DISTRIBUTION AND SERVICE (12b-1) FEES


Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                       MCF-03/99

                                 -------------
                                 THE AIM FUNDS
                                 -------------


SALES CHARGES


Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.





INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I INITIAL SALES CHARGES
--------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   25,000    5.50%         5.82%
$ 25,000 but less than $   50,000    5.25          5.54
$ 50,000 but less than $  100,000    4.75          4.99
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    3.00          3.09
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------


CATEGORY II INITIAL SALES CHARGES
---------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   50,000    4.75%         4.99%
$ 50,000 but less than $  100,000    4.00          4.17
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    2.50          2.56
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------


CATEGORY III INITIAL SALES CHARGES
----------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
              Less than $ 100,000   1.00%         1.01%
$ 100,000 but less than $ 250,000   0.75          0.76
$250,000 but less than $1,000,000   0.50          0.50
----------------------------------------------------------


CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.


CONTINGENT DEFERRED SALES CHARGES FOR


CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


     YEAR SINCE
    PURCHASE MADE         CLASS B           CLASS C
----------------------------------------------------------
First                        5%                1%
Second                       4                None
Third                        3                None
Fourth                       3                None
Fifth                        2                None
Sixth                        1                None
Seventh and following      None               None
----------------------------------------------------------



COMPUTING A CDSC



The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

                                 -------------
                                 THE AIM FUNDS
                                 -------------


13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.


There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.



PURCHASING SHARES


MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                       50                                                   50
IRA, Education IRA or Roth IRA                   250                                                  50
All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------------


HOW TO PURCHASE SHARES


You may purchase shares using one of the options below.


PURCHASE OPTIONS


-



                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed Account Application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed Account Application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase.
----------------------------------------------------------------------------------------------------------

                                 -------------
                                 THE AIM FUNDS
                                 -------------


SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING


Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.


AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.


  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:


(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;


(2) Both accounts must have identical registration information; and


(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.


PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.


REDEEMING SHARES



REDEMPTION FEES


We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).




REDEMPTION OF AIM CASH RESERVE SHARES OF

AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE


If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.


REDEMPTION OF CLASS B SHARES ACQUIRED BY


EXCHANGE FROM AIM FLOATING RATE FUND


If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                 -------------
                                 THE AIM FUNDS
                                 -------------


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Through a Financial           Contact your financial consultant.
  Consultant
By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days;
                              (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                              not previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not redeem by telephone. The transfer agent must receive your call during the hours the NYSE is open for
                              business in order to effect the redemption at that day's
                              closing price.


--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.


REDEMPTION BY MAIL


If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.


REDEMPTION BY TELEPHONE


If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or


(4) you request that payment be sent to a new address or an address that changed in the last 30 days.


The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



REINSTATEMENT PRIVILEGE (Class A shares only)



You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.


REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.


  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.



EXCHANGING SHARES


You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.


  You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Advisor Class shares, but only if you acquired the AIM Cash Reserve Shares through an exchange from Advisor Class shares.


YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;



(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for


    (a) one another;


    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or


    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;


(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


    (a) one another;


    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares



       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;



       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or



    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or


(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:


- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;



- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

                                 -------------
                                 THE AIM FUNDS
                                 -------------


- Exchanges must be made between accounts with identical registration information;


- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);


- Shares must have been held for at least one day prior to the exchange; and


- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.


TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.


BY MAIL


If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, EACH AIM FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

PRICING OF SHARES



DETERMINATION OF NET ASSET VALUE



The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.



  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.



TIMING OF ORDERS



You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



TAXES



In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.



  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.


  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------



OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.



  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us.


---------------------------------------------------------


BY MAIL:                     A I M Distributors, Inc.
                             11 Greenway Plaza, Suite
                             100
                             Houston, TX 77046-1173
BY TELEPHONE:                (800) 347-4246
BY E-MAIL:                   general@aimfunds.com
ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)


---------------------------------------------------------


You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.



 AIM Constellation Fund
 SEC 1940 Act file number: 811-1424

[AIM LOGO APPEARS HERE]

www.aimfunds.com         CST-PRO-1               INVEST WITH
                                                 DISCIPLINE--Registration Mark--

        AIM LARGE CAP GROWTH FUND

        -----------------------------------------------------------------------

        AIM Large Cap Growth Fund seeks to provide long-term growth of capital.

        PROSPECTUS
        MARCH 1, 1999


                                       This prospectus contains important
                                       information about the Class A, B and
                                       C shares of the fund. Please read it
                                       before investing and keep it for
                                       future reference.



                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.




       [AIM LOGO APPEARS HERE]    INVEST WITH DISCIPLINE--Registered Trademark--

                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                       1
- - - - - - - - - - - - - - - - - - - - - - - -

FEE TABLE AND EXPENSE EXAMPLE                2
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    2

Expense Example                              2

FUND MANAGEMENT                              3
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  3

Advisor Compensation                         3

Portfolio Managers                           3

OTHER INFORMATION                            3
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                3

Dividends and Distributions                  3
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-7

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -






The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------


INVESTMENT OBJECTIVE AND STRATEGIES

--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The fund's investment objective may be changed by the fund's Board of Directors without shareholder approval.


  The fund seeks to meet its objective by investing in large-capitalization company securities. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000--Registered Trademark-- Index at the time of purchase. Under normal conditions, the top 10 holdings may comprise at least a third of the portfolio's net assets. The fund may also invest up to 25% of its total assets in foreign securities.



  The fund's portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. The fund's portfolio managers usually sell a particular security when they believe the security no longer has that potential.



  In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.



PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.


  The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund. Also, since a large percentage of the fund's assets will be invested in a limited number of securities, any change in value of those securities could significantly affect the value of your investment in the fund.


  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.



  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.



  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.



  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)        CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)          5.50%     None      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever
is less)                 None(1)   5.00      1.00
-------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)(2)    CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           0.75%     0.75%     0.75%
Distribution and/or
Service (12b-1) Fees      0.35      1.00      1.00
Other Expenses            0.44      0.50      0.50
 Total Annual Fund
 Operating Expenses       1.54      2.25      2.25
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) The fees and expenses are based on estimated net assets for the current fiscal period.



As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


         1 YEAR   3 YEARS
-------------------------
Class A   $698    $1,010
Class B    728     1,003
Class C    328       703
-------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS
-------------------------
Class A   $698    $1,010
Class B    228       703
Class C    228       703
-------------------------


                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------


FUND MANAGEMENT

--------------------------------------------------------------------------------

THE ADVISOR


A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.



  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


The advisor is to receive a fee from the fund calculated at the annual rate of 0.75% of the first $1 billion of average daily net assets, 0.70% over $1 billion to and including $2 billion of average daily net assets and 0.625% of average daily net assets over $2 billion.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

- Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1986.

- Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995. From 1991 to 1995, she was Senior Financial Analyst for Shell Oil Co. Pension Trust.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES



Purchases of Class A shares of AIM Large Cap Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.


DIVIDENDS AND DISTRIBUTIONS
DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS


The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



Shareholder Information
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS


Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within six     charge on redemptions within
                                       years                                one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors


     (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve
         Shares.


         AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.


--------------------------------------------------------------------------------


DISTRIBUTION AND SERVICE (12b-1) FEES


Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                       MCF-03/99

                                 -------------
                                 THE AIM FUNDS
                                 -------------


SALES CHARGES


Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.





INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I INITIAL SALES CHARGES
--------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   25,000    5.50%         5.82%
$ 25,000 but less than $   50,000    5.25          5.54
$ 50,000 but less than $  100,000    4.75          4.99
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    3.00          3.09
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------


CATEGORY II INITIAL SALES CHARGES
---------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   50,000    4.75%         4.99%
$ 50,000 but less than $  100,000    4.00          4.17
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    2.50          2.56
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------


CATEGORY III INITIAL SALES CHARGES
----------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
              Less than $ 100,000   1.00%         1.01%
$ 100,000 but less than $ 250,000   0.75          0.76
$250,000 but less than $1,000,000   0.50          0.50
----------------------------------------------------------


CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.


CONTINGENT DEFERRED SALES CHARGES FOR


CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


     YEAR SINCE
    PURCHASE MADE         CLASS B           CLASS C
----------------------------------------------------------
First                        5%                1%
Second                       4                None
Third                        3                None
Fourth                       3                None
Fifth                        2                None
Sixth                        1                None
Seventh and following      None               None
----------------------------------------------------------



COMPUTING A CDSC



The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

                                 -------------
                                 THE AIM FUNDS
                                 -------------


13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.


There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.



PURCHASING SHARES


MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                       50                                                   50
IRA, Education IRA or Roth IRA                   250                                                  50
All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------------


HOW TO PURCHASE SHARES


You may purchase shares using one of the options below.


PURCHASE OPTIONS


-



                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed Account Application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed Account Application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase.
----------------------------------------------------------------------------------------------------------

                                 -------------
                                 THE AIM FUNDS
                                 -------------


SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING


Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.


AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.


  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:


(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;


(2) Both accounts must have identical registration information; and


(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.


PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.


REDEEMING SHARES



REDEMPTION FEES


We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).




REDEMPTION OF AIM CASH RESERVE SHARES OF

AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE


If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.


REDEMPTION OF CLASS B SHARES ACQUIRED BY


EXCHANGE FROM AIM FLOATING RATE FUND


If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                 -------------
                                 THE AIM FUNDS
                                 -------------


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Through a Financial           Contact your financial consultant.
  Consultant
By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days;
                              (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                              not previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not redeem by telephone. The transfer agent must receive your call during the hours the NYSE is open for
                              business in order to effect the redemption at that day's
                              closing price.


--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.


REDEMPTION BY MAIL


If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.


REDEMPTION BY TELEPHONE


If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or


(4) you request that payment be sent to a new address or an address that changed in the last 30 days.


The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



REINSTATEMENT PRIVILEGE (Class A shares only)



You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.


REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.


  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.



EXCHANGING SHARES


You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.


  You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Advisor Class shares, but only if you acquired the AIM Cash Reserve Shares through an exchange from Advisor Class shares.


YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;



(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for


    (a) one another;


    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or


    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;


(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


    (a) one another;


    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares



       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;



       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or



    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or


(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:


- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;



- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

                                 -------------
                                 THE AIM FUNDS
                                 -------------


- Exchanges must be made between accounts with identical registration information;


- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);


- Shares must have been held for at least one day prior to the exchange; and


- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.


TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.


BY MAIL


If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, EACH AIM FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

PRICING OF SHARES



DETERMINATION OF NET ASSET VALUE



The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.



  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.



TIMING OF ORDERS



You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



TAXES



In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.



  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.


  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------


OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.



  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


---------------------------------------------------------


BY MAIL:                     A I M Distributors, Inc.
                             11 Greenway Plaza, Suite
                             100
                             Houston, TX 77046-1173
BY TELEPHONE:                (800) 347-4246
BY E-MAIL:                   general@aimfunds.com
ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)


---------------------------------------------------------


You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.



 AIM Large Cap Growth Fund
 SEC 1940 Act file number: 811-1424

[AIM LOGO APPEARS HERE]   www.aimfunds.com   LCG-PRO-1    INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

AIM WEINGARTEN FUND

--------------------------------------------------------------------------------


        AIM Weingarten Fund seeks to provide growth of capital primarily by investing in common stocks of seasoned and better-capitalized companies.

        PROSPECTUS
        MARCH 1, 1999


                                       This prospectus contains important
                                       information about the Class A, B and
                                       C shares of the fund. Please read it
                                       before investing and keep it for
                                       future reference.



                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.


[AIM LOGO APPEARS HERE]           INVEST WITH DISCIPLINE--Registered Trademark--

                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisors                                 4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                4

Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -
Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-7

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.



No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------


INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to seek growth of capital primarily by investing in common stocks of seasoned and better-capitalized companies. The fund's investment objective may be changed by the fund's Board of Directors without shareholder approval.



  The fund's portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The fund's portfolio managers usually sell a particular security when any of those factors materially changes. The fund may also invest up to 20% of its total assets in foreign securities.



  In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.



PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.



  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.



  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.



  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.



  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------


PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.


ANNUAL TOTAL RETURNS

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                    [GRAPH]

                                                %
December 31                                   Return
-----------                                   ------
1989 .......................................  36.04
1990 .......................................   5.55
1991 .......................................  46.86
1992 .......................................  -1.37
1993 .......................................   1.53
1994 .......................................  -0.34
1995 .......................................  34.76
1996 .......................................  17.67
1997 .......................................  25.96
1998 .......................................  33.06



  During the periods shown in the bar chart, the highest quarterly return was 28.03% (quarter ended December 31, 1998) and the lowest quarterly return was -15.75% (quarter ended September 30, 1990).



PERFORMANCE TABLE



The following performance table compares the fund's performance to that of a broad-based securities market index.



AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                            SINCE           INCEPTION
December 31, 1998)              1 YEAR         5 YEARS         10 YEARS         INCEPTION           DATE
-----------------------------------------------------------------------------------------------------------
Class A                         25.72%          20.14%          18.12%            15.58%          06/17/69
Class B                         27.04              --              --             23.31           06/26/95
Class C                         31.01              --              --             22.12           08/04/97
S&P 500(1)                      27.02           23.37           19.03           17.53(2)          12/31/78(2)
-----------------------------------------------------------------------------------------------------------



(1) The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


(2) The average annual total return given is since the date closest to the earliest date the index became available.

                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)        CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)            5.50%     None      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever
is less)                   None(1)   5.00      1.00
-------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           0.63%     0.63%     0.63%
Distribution and/or
Service (12b-1) Fees      0.30      1.00      1.00
Other Expenses            0.15      0.24      0.24
Total Annual Fund
Operating Expenses        1.08      1.87      1.87
Fee Waiver(2)            (0.04)    (0.04)    (0.04)
Net Expenses              1.04      1.83      1.83
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) The investment advisor has contractually agreed to waive a portion of its fees.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.


  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $650     $863     $1,092     $1,751
Class B    686      876      1,190      1,941
Class C    286      576        990      2,148
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $650     $863     $1,092     $1,751
Class B    186      576        990      1,941
Class C    186      576        990      2,148
----------------------------------------------


                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------


FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor.
A I M Capital Management, Inc. (the subadvisor), a wholly owned subsidiary of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. Both the advisor and the subadvisor are located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.



  The advisor has acted as an investment advisor since its organization in 1976, and the subadvisor has acted as an investment advisor since 1986. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended October 31, 1998, the advisor received compensation of 0.59% of the average daily net assets.


PORTFOLIO MANAGERS


The advisors use a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of the subadvisor, are


- Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 1987 and has been associated with the advisor and/or its affiliates since 1986.


- Monika H. Degan, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995. From 1991 to 1995, she was Senior Financial Analyst for Shell Oil Co. Pension Trust.


- David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1986 and has been associated with the advisor and/or its affiliates since 1982.


Other Information
--------------------------------------------------------------------------------


SALES CHARGES



Purchases of Class A shares of AIM Weingarten Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.


DIVIDENDS AND DISTRIBUTIONS
DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                     CLASS A
--------------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                             1998         1997         1996         1995         1994
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $    22.72   $    20.19   $    20.33   $    17.82   $    17.62
Income from investment operations:
  Net investment income                                         0.02         0.01         0.06           --         0.07
  Net gains on securities (both realized and unrealized)        2.38         4.82         2.51         4.36         0.57
  Total from investment operations                              2.40         4.83         2.57         4.36         0.64
Less distributions:
  Dividends from net investment income                            --        (0.06)          --        (0.07)       (0.11)
  Distributions from net realized gains                        (3.40)       (2.24)       (2.71)       (1.78)       (0.33)
  Total distributions                                          (3.40)       (2.30)       (2.71)       (1.85)       (0.44)
Net asset value, end of period                            $    21.72   $    22.72   $    20.19   $    20.33   $    17.82
Total return(a)                                                12.34%       26.83%       14.81%       28.20%        3.76%
------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                  $6,094,178   $5,810,582   $4,977,493   $4,564,730   $3,965,858
Ratio of expenses to average net assets(b)                      1.04%(c)       1.07%       1.12%       1.17%        1.21%
Ratio of net investment income (loss) to average net
  assets(d)                                                     0.07%(c)       0.07%       0.33%      (0.02)%       0.45%
Portfolio turnover rate                                          125%         128%         159%         139%         136%
Borrowings for the period:
Amount of debt outstanding at end of period (000s
  omitted)                                                        --           --           --           --           --
Average amount of debt outstanding during the period
  (000s omitted)(e)                                               --           --           --   $      593           --
Average number of shares outstanding during the period
  (000s omitted)(e)                                          282,998      262,563      248,189      229,272      249,351
Average amount of debt per share during the period                --           --           --   $   0.0026           --
------------------------------------------------------------------------------------------------------------------------



(a) Does not deduct sales charges.


(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.09%, 1.11%, 1.15%, 1.19% and 1.24% for 1998-1994.


(c) Ratios are based on average net assets of $6,189,191,748.


(d) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were 0.02%, 0.03%, 0.30%, (0.04)% and 0.42% for 1998-1994.


(e) Averages computed on a daily basis.

                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------


FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                    CLASS B                               CLASS C
                                                  --------------------------------------------   -------------------------
                                                                                    JUNE 26,                    AUGUST 4,
                                                                                     THROUGH     YEAR ENDED      THROUGH
                                                      YEAR ENDED OCTOBER 31,       OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                    1998       1997       1996        1995          1998          1997
---------------------------------------------------------------------------------------------    -------------------------
Net asset value, beginning of period              $  22.34   $  19.98   $  20.28     $ 18.56       $ 22.34       $ 22.83
Income from investment operations:
  Net investment income (loss)                       (0.15)(a)  (0.15)(a)  (0.05)(a)   (0.03)        (0.15)(a)     (0.04)(a)
  Net gains (losses) on securities (both
    realized and unrealized)                          2.33       4.75       2.46        1.75          2.35         (0.45)
  Total from investment operations                    2.18       4.60       2.41        1.72          2.20         (0.49)
Distributions from net realized gains                (3.40)     (2.24)     (2.71)         --         (3.40)           --
Net asset value, end of period                    $  21.12   $  22.34   $  19.98     $ 20.28       $ 21.14       $ 22.34
Total return(b)                                      11.45%     25.78%     13.95%       9.27%        11.54%        (2.15)%
---------------------------------------------------------------------------------------------    -------------------------
Ratios/supplemental data:
---------------------------------------------------------------------------------------------    -------------------------
Net assets, end of period (000s omitted)          $705,750   $486,105   $267,459     $42,238       $23,107       $ 2,326
Ratio of expenses to average net assets(c)            1.83%(d)   1.87%      1.95%       1.91%(e)      1.83%(d)      1.84%(e)
Ratio of net investment income (loss) to average
  net assets(f)                                      (0.72)%(d) (0.73)%    (0.50)%     (0.76)%(e)    (0.72)%(d)    (0.70)%(e)
Portfolio turnover rate                                125%       128%       159%        139%          125%          128%
Borrowings for the period:
Amount of debt outstanding at end of period
  (000s omitted)                                        --         --         --          --            --
Average amount of debt outstanding during the
  period (000s omitted)(g)                              --         --         --     $     3            --            --
Average number of shares outstanding during the
  period (000s omitted)(g)                          28,946     18,505      7,956       1,036           586        41,282
Average amount of debt per share during the
  period                                                --         --         --     $0.0029            --            --
---------------------------------------------------------------------------------------------    -------------------------



(a) Calculated using average shares outstanding.


(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.


(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.87%, 1.91%, 1.98% and 1.94% (annualized) for 1998-1995 for Class B and
    1.87% and 1.88% (annualized) for 1998-1997 for Class C.


(d) Ratios are based on average net assets of $618,589,002 and $12,519,780 for Class B and Class C, respectively.


(e) Annualized.


(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.76)%, (0.77)%, (0.53)% and (0.79)% (annualized) for 1998-1995 for Class B and (0.76)% and (0.74)% (annualized) for 1998-1997 for
    Class C.


(g) Averages computed on a daily basis.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



Shareholder Information
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS


Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within six     charge on redemptions within
                                       years                                one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors


     (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve
         Shares.


         AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.


--------------------------------------------------------------------------------


DISTRIBUTION AND SERVICE (12b-1) FEES


Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                       MCF-03/99

                                 -------------
                                 THE AIM FUNDS
                                 -------------


SALES CHARGES


Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.





INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I INITIAL SALES CHARGES
--------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   25,000    5.50%         5.82%
$ 25,000 but less than $   50,000    5.25          5.54
$ 50,000 but less than $  100,000    4.75          4.99
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    3.00          3.09
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------


CATEGORY II INITIAL SALES CHARGES
---------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   50,000    4.75%         4.99%
$ 50,000 but less than $  100,000    4.00          4.17
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    2.50          2.56
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------


CATEGORY III INITIAL SALES CHARGES
----------------------------------
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
              Less than $ 100,000   1.00%         1.01%
$ 100,000 but less than $ 250,000   0.75          0.76
$250,000 but less than $1,000,000   0.50          0.50
----------------------------------------------------------


CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.


CONTINGENT DEFERRED SALES CHARGES FOR


CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


     YEAR SINCE
    PURCHASE MADE         CLASS B           CLASS C
----------------------------------------------------------
First                        5%                1%
Second                       4                None
Third                        3                None
Fourth                       3                None
Fifth                        2                None
Sixth                        1                None
Seventh and following      None               None
----------------------------------------------------------



COMPUTING A CDSC



The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

                                 -------------
                                 THE AIM FUNDS
                                 -------------


13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.


There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.



PURCHASING SHARES


MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                       50                                                   50
IRA, Education IRA or Roth IRA                   250                                                  50
All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------------


HOW TO PURCHASE SHARES


You may purchase shares using one of the options below.


PURCHASE OPTIONS


-



                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed Account Application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed Account Application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase.
----------------------------------------------------------------------------------------------------------

                                 -------------
                                 THE AIM FUNDS
                                 -------------


SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING


Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.


AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.


  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:


(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;


(2) Both accounts must have identical registration information; and


(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.


PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.


REDEEMING SHARES



REDEMPTION FEES


We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).




REDEMPTION OF AIM CASH RESERVE SHARES OF

AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE


If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.


REDEMPTION OF CLASS B SHARES ACQUIRED BY


EXCHANGE FROM AIM FLOATING RATE FUND


If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                 -------------
                                 THE AIM FUNDS
                                 -------------


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Through a Financial           Contact your financial consultant.
  Consultant
By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days;
                              (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                              not previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not redeem by telephone. The transfer agent must receive your call during the hours the NYSE is open for
                              business in order to effect the redemption at that day's
                              closing price.


--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.


REDEMPTION BY MAIL


If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.


REDEMPTION BY TELEPHONE


If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or


(4) you request that payment be sent to a new address or an address that changed in the last 30 days.


The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



REINSTATEMENT PRIVILEGE (Class A shares only)



You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.


REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.


  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.



EXCHANGING SHARES


You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.


  You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Advisor Class shares, but only if you acquired the AIM Cash Reserve Shares through an exchange from Advisor Class shares.


YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;



(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for


    (a) one another;


    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or


    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;


(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


    (a) one another;


    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares



       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;



       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or



    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or


(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:


- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;



- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

                                 -------------
                                 THE AIM FUNDS
                                 -------------


- Exchanges must be made between accounts with identical registration information;


- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);


- Shares must have been held for at least one day prior to the exchange; and


- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.


TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.


BY MAIL


If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, EACH AIM FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

PRICING OF SHARES



DETERMINATION OF NET ASSET VALUE



The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.



  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.



TIMING OF ORDERS



You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

                                 -------------
                                 THE AIM FUNDS
                                 -------------



TAXES



In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.



  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.


  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------


OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.



  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


---------------------------------------------------------


BY MAIL:                     A I M Distributors, Inc.
                             11 Greenway Plaza, Suite
                             100
                             Houston, TX 77046-1173
BY TELEPHONE:                (800) 347-4246
BY E-MAIL:                   general@aimfunds.com
ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)


---------------------------------------------------------


You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.


AIM Weingarten Fund
SEC 1940 Act file number: 811-1424


[AIM LOGO APPEARS HERE]   www.aimfunds.com

                    WEI-PRO-1     INVEST WITH DISCIPLINE--Registered Trademark--

                                                                   STATEMENT OF
                                                         ADDITIONAL INFORMATION


                                RETAIL CLASSES OF

                            AIM AGGRESSIVE GROWTH FUND

                                AIM BLUE CHIP FUND

                           AIM CAPITAL DEVELOPMENT FUND

                                 AIM CHARTER FUND

                              AIM CONSTELLATION FUND

                             AIM LARGE CAP GROWTH FUND

                                AIM WEINGARTEN FUND




                               (SERIES PORTFOLIOS OF
                              AIM EQUITY FUNDS, INC.)


                                 11 GREENWAY PLAZA
                                     SUITE 100
                              HOUSTON, TX 77046-1173
                                  (713) 626-1919

                                  --------------



           THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS
                     AND IT SHOULD BE READ IN CONJUNCTION WITH
                      A PROSPECTUS OF THE ABOVE-NAMED FUNDS,
                  A COPY OF WHICH MAY BE OBTAINED FREE OF CHARGE
                      FROM AUTHORIZED DEALERS OR BY WRITING
                             A I M DISTRIBUTORS, INC.,
                       P.O. BOX 4739, HOUSTON, TX 77210-4739
                           OR BY CALLING (800) 347-4246.

                                  --------------


       STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 1999, RELATING TO
          THE AIM AGGRESSIVE GROWTH FUND PROSPECTUS DATED MARCH 1, 1999,
              THE AIM BLUE CHIP FUND PROSPECTUS DATED MARCH 1, 1999,
          THE AIM CAPITAL DEVELOPMENT FUND PROSPECTUS DATED MARCH 1, 1999,
                THE AIM CHARTER FUND PROSPECTUS DATED MARCH 1, 1999,
            THE AIM CONSTELLATION FUND PROSPECTUS DATED MARCH 1, 1999,
           THE AIM LARGE CAP GROWTH FUND PROSPECTUS DATED MARCH 1, 1999,
            AND THE AIM WEINGARTEN FUND PROSPECTUS DATED MARCH 1, 1999

                                 TABLE OF CONTENTS

                                                                               PAGE
INTRODUCTION......................................................................1

GENERAL INFORMATION ABOUT THE FUNDS...............................................1
        The Company and Its Shares................................................1

PERFORMANCE.......................................................................2
        Total Return Calculations.................................................3
        Yield Quotations..........................................................4
        Historical Portfolio Results..............................................4

PORTFOLIO TRANSACTIONS AND BROKERAGE..............................................7
        General Brokerage Policy..................................................7
        Allocation of Portfolio Transactions......................................8
        Section 28(e) Standards...................................................8
        Transactions with Regular Brokers.........................................9
        Brokerage Commissions Paid................................................9
        Portfolio Turnover.......................................................10

INVESTMENT STRATEGIES AND RISKS..................................................10
        Real Estate Investment Trusts............................................11
        Foreign Securities.......................................................12
        Foreign Exchange Transactions............................................13
        Illiquid Securities......................................................13
        Rule 144A Securities.....................................................14
        Lending of Portfolio Securities..........................................14
        Repurchase Agreements....................................................14
        Reverse Repurchase Agreements............................................15
        Special Situations.......................................................15
        Short Sales..............................................................15
        Warrants.................................................................15
        Options..................................................................16
        Combined Option Positions................................................17
        Options on Securities Indexes............................................17
        Futures Contracts........................................................17
               Stock Index Futures Contracts.....................................18
               Foreign Currency Futures Contracts................................18
        Options on Futures Contracts.............................................18
        Risks as to Futures Contracts and Related Options........................19
        Securities Issued on a When-Issued or Delayed Delivery Basis.............20
        Investment in Unseasoned Issuers.........................................20
        Investment in Other Investment Companies.................................20

INVESTMENT RESTRICTIONS..........................................................20
        Aggressive Growth........................................................20
        Blue Chip................................................................21
        Capital Development......................................................22
        Charter..................................................................23
        Constellation............................................................24
        Large Cap................................................................25
        Weingarten...............................................................26

MANAGEMENT.......................................................................27
        Directors and Officers...................................................27
            Remuneration of Directors............................................30
            AIM Funds Retirement Plan for Eligible Directors/Trustees............31
            Deferred Compensation Agreements.....................................32
        Investment Advisory, Administrative Services and Sub-Advisory
        Agreements...............................................................33

 DISTRIBUTION PLANS..............................................................36
        The Class A and C Plan...................................................36
        The Class B Plan.........................................................37
        Both Plans...............................................................37

THE DISTRIBUTOR..................................................................41

SALES CHARGES AND DEALER CONCESSIONS.............................................43

REDUCTIONS IN INITIAL SALES CHARGES..............................................46

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS......................................49

HOW TO PURCHASE AND REDEEM SHARES................................................50
        Backup Withholding.......................................................51

NET ASSET VALUE DETERMINATION....................................................53

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................54
        Reinvestment of Dividends and Distributions..............................54
        Tax Matters..............................................................54
        Qualification as a Regulated Investment Company..........................54
        Determination of Taxable Income of a Regulated Investment Company........55
        Excise Tax on Regulated Investment Companies.............................56
        Fund Distributions.......................................................56
        Sale or Redemption of Shares.............................................58
        Reinstatement Privilege..................................................58
        Foreign Shareholders.....................................................58
        Effect of Future Legislation; Local Tax Considerations...................59

SHAREHOLDER INFORMATION..........................................................59

MISCELLANEOUS INFORMATION........................................................61
        Charges for Certain Account Information..................................61
        Audit Reports............................................................61
        Legal Matters............................................................62
        Custodian and Transfer Agent.............................................62
        Principal Holders of Securities..........................................62
        Other Information........................................................68

APPENDIX.........................................................................69
        Description of Commercial Paper Ratings..................................69
        Description of Corporate Bond Ratings....................................69

FINANCIAL STATEMENTS.............................................................FS

                                   INTRODUCTION

        AIM Equity Funds, Inc. (the "Company") is a series mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. The information for the Retail Classes of AIM Aggressive Growth Fund ("Aggressive Growth") is included in a Prospectus dated March 1, 1999. The information for the Retail Classes of AIM Blue Chip Fund ("Blue Chip") is included in a Prospectus dated March 1, 1999. The information for the Retail Classes of AIM Capital Development Fund ("Capital Development") is included in a Prospectus dated March 1, 1999. The information for the Retail Classes of AIM Charter Fund ("Charter") is included in a Prospectus dated March 1, 1999. The information for the Retail Classes of AIM Constellation Fund ("Constellation") in included in a Prospectus dated March 1, 1999. The information for the Retail Classes of AIM Large Cap Growth Fund ("Large Cap") is included in a Prospectus dated March 1, 1999. The information for the Retail Classes of AIM Weingarten Fund ("Weingarten") is included in a Prospectus dated March 1, 1999. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.

        This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges described under its rules and regulations.


                        GENERAL INFORMATION ABOUT THE FUNDS

THE COMPANY AND ITS SHARES

        The Company was organized in 1988 as a Maryland corporation, and is registered with the SEC as a diversified open-end series management investment company. The Company currently consists of seven separate portfolios:
Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Large Cap, and Weingarten (each a "Fund" and collectively, the "Funds"). Charter, Weingarten and Constellation each have four separate classes: Class A, Class B and Class C and an Institutional Class. Aggressive Growth, Blue Chip, Capital Development, and Large Cap each have three classes of shares: Class A, Class B and Class C shares. Class A shares (sold with a front-end sales charge) and Class B and Class C shares (each sold with a contingent deferred sales charge) of the Funds are also referred to as the Retail Classes. Prior to October 15, 1993, Aggressive Growth was a portfolio of AIM Funds Group ("AFG"), a Massachusetts business trust. Pursuant to an Agreement and Plan of Reorganization between AFG and the Company, Aggressive Growth was redomesticated as a portfolio of the Company. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993, relating to Aggressive Growth is that of AFG's Aggressive Growth. Blue Chip acquired the investment portfolio of Baird Blue Chip Fund, Inc. (the "BBC Fund"), a registered management investment company, on June 3, 1996, in a corporate reorganization. All historical financial information contained in this Statement of Additional Information for periods prior to June 3, 1996, relating to Blue Chip is that of the BBC Fund. Capital Development acquired substantially all of the assets of Baird Capital Development Fund, Inc., a registered management investment company, on August 12, 1996 in a corporate reorganization.

        This Statement of Additional Information relates solely to the Retail Classes of the Funds.

        The term "majority of the outstanding shares" of the Company, of a particular Fund or of a particular class of a Fund means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Company, such Fund or such class present at a meeting of the Company's shareholders, if the holders of more than 50% of the outstanding shares of the Company, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Company, such Fund or such class.


        Shares of the Retail Classes and the Institutional Class of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Company's Board of Directors with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.


        Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the different classes of shares, where applicable, of a Fund. However, on matters affecting one portfolio of the Company or one class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but which requires a separate vote of another portfolio or class. An example of a matter which would be voted on separately by shareholders of a portfolio is the approval of an advisory agreement, and an example of a matter which would be voted on separately by shareholders of a class of shares is approval of a distribution plan.

        Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of directors may elect all of the members of the Board of Directors of the Company. In such event, the remaining holders cannot elect any directors of the Company.

        Under Maryland law and the Company's By-Laws, the Company need not hold an annual meeting of shareholders unless a meeting is required under the Investment Company Act of 1940, as amended, (the "1940 Act") to elect directors. Shareholders may remove directors from office, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Company's outstanding shares.


                                    PERFORMANCE

        Each Fund's performance may be quoted in advertising in terms of yield or total return. All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charge) to which investments in shares of the Funds may be subject. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted.

        Standardized total return for Class A shares of a Fund reflects the deduction of the maximum initial sales charge at the time of purchase. Standardized total return for Class B shares of a Fund reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period. Standardized total return for Class C shares of a Fund reflects the deduction of a 1% contingent deferred sales charge, if applicable, on a redemption of shares held for the period.

        A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested and that all charges and expenses are deducted. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN A FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gain or loss.

        Yield is computed in accordance with the standardized formula described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of a Fund's investments, the Fund's maturity and the Fund's operating expense ratio.

        From time to time and in its discretion, A I M Advisors, Inc. ("AIM") or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. The waiver may not be terminated without the approval of the Fund's Board of Directors. Such a practice will have the effect of increasing that Fund's yield and total return. The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in a Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in any Fund.

        Additional performance information is contained in a Fund's Annual Report to Shareholders, which is available upon request without charge.

TOTAL RETURN CALCULATIONS

        Total returns quoted in advertising reflect all aspects of the applicable Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in such Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a particular Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of such Fund.

        In addition to average annual returns, the Retail Class of each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph or similar illustration. Total returns may be quoted with or without taking the applicable Fund's maximum applicable Class A front-end sales charge or Class B or Class C contingent deferred sales charge into account. Excluding sales charges from a total return calculation produces a higher total return figure.

YIELD QUOTATIONS

        The standard formula for calculating yield is as follows:
                                                      6
                         YIELD = 2[((a-b)/(c x d) + 1)  -1]

Where   a      =      dividends and interest earned during a stated 30-day
                      period. For purposes of this calculation, dividends are
                      accrued rather than recorded on the ex-dividend date.
                      Interest earned under this formula must generally be
                      calculated based on the yield to maturity of each
                      obligation (or, if more appropriate, based on yield to
                      call date).
        b      =      expense accrued during period (net of reimbursement).
        c      =      the average daily number of shares outstanding during the
                      period.
        d      =      the maximum offering price per share on the last day of
                      the period.

HISTORICAL PORTFOLIO RESULTS

        Total returns for Class A shares of Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation and Weingarten, for the one-year, five-year, ten-year, fifteen-year and twenty-year (or since inception, if shorter) periods ended October 31, 1998 (which include the maximum sales charge of 5.50% and reinvestment of all dividends and distributions), were as follows:


                                                 CLASS A AVERAGE ANNUAL RETURNS
                                                 ------------------------------


                            ONE           FIVE           TEN         FIFTEEN        TWENTY        SINCE
                            YEAR          YEARS         YEARS         YEARS         YEARS       INCEPTION*
                            ----          -----         -----         -----         -----       ----------
AGGRESSIVE GROWTH         (20.96)%        12.37%        17.98%          N/A           N/A         14.00%
BLUE CHIP                  12.80%         19.78%        16.09%          N/A           N/A         13.71%
CAPITAL DEVELOPMENT       (16.41)%          N/A           N/A           N/A           N/A          8.68%
CHARTER                     5.09%         14.31%        16.35%        13.99%        16.49%        13.83%
CONSTELLATION              (7.67)%        11.85%        17.97%        15.78%        19.52%        17.63%
WEINGARTEN                  6.17%         15.50%        15.92%        15.38%        19.60%        14.91%




                                                 CLASS A CUMULATIVE RETURNS
                                                 --------------------------

                            ONE           FIVE           TEN         FIFTEEN        TWENTY        SINCE
                            YEAR          YEARS         YEARS         YEARS         YEARS       INCEPTION*
                            ----          -----         -----         -----         -----       ----------
AGGRESSIVE GROWTH         (20.96)%        79.13%       422.42%          N/A           N/A        568.77%
BLUE CHIP                  12.80%        146.61%       344.39%          N/A           N/A        351.91%
CAPITAL DEVELOPMENT       (16.41)%          N/A           N/A           N/A           N/A         21.83%
CHARTER                     5.09%         95.20%       354.62%       612.79%      2017.41%      4730.69%
CONSTELLATION              (7.67)%        75.06%       421.93%       800.98%      3438.27%      3766.28%
WEINGARTEN                  6.17%        105.59%       338.19%       755.39%      3487.74%      5829.06%



* The inception dates for the Class A shares of the Funds are May 1, 1984, February 4, 1987, June 17, 1996, November 26, 1968, April 30,
        1976 and June 17, 1969, respectively.

        Blue Chip acquired the investment portfolio of the BBC Fund on June 3, 1996. The performance data set forth above for Blue Chip includes performance data of the BBC Fund for periods prior to June 3, 1996.


        During the 10-year period ended October 31, 1998, a hypothetical $1,000 investment at the beginning of such period in Class A shares of Aggressive Growth, Blue Chip, Charter, Constellation and Weingarten would have been worth $5,224, $4,444, $4,546, $5,219 and $4,382, respectively, assuming all distributions were reinvested.

        During the 15-year period ended October 31, 1998, a hypothetical $1,000 investment at the beginning of such period in Class A shares of Charter, Constellation and Weingarten would have been worth $7,128, $9,010 and $8,554, respectively, assuming all dividends were reinvested.



        During the 20-year period ended October 31, 1998, a hypothetical $1,000 investment at the beginning of such period in Class A shares of Charter, Constellation and Weingarten would have been worth $21,174, $35,383 and $35,877, respectively, assuming all distributions were reinvested.


        Blue Chip and Capital Development's total returns for Class B shares for the period ended October 31, 1998 and the period October 1, 1996 (inception date for Class B shares) through October 31, 1998 (which include the maximum contingent deferred sales charge of 5% and reinvestment of all dividends and distributions), Charter and Weingarten's total returns for Class B shares for the period ended October 31, 1998 and the period June 26, 1995 (inception date for Class B shares of Charter and Weingarten) through October 31, 1998 (which include the maximum contingent deferred sales charge of 5% and reinvestment of all dividends and distributions), and Constellation's total returns for Class B shares for the period November 3, 1997 (inception date for Class B shares) through October 31, 1998 (which include the maximum contingent deferred sales charge of 5% and reinvestment of all dividends and distributions) were as follows:


                         CLASS B AVERAGE ANNUAL RETURNS

                                                      Since
                                     One Year       Inception*
                                     --------       ---------
         BLUE CHIP                     13.52%         22.38%
         CAPITAL DEVELOPMENT          (16.56)%         4.59%
         CHARTER                        5.37%         17.97%
         CONSTELLATION                   N/A            N/A%
         WEINGARTEN                     6.72%         17.49%




                           CLASS B CUMULATIVE RETURNS


                                                      Since
                                     One Year       Inception*
                                     --------       ---------
         BLUE CHIP                     13.52%         52.28%
         CAPITAL DEVELOPMENT          (16.56)%         9.79%
         CHARTER                        5.37%         73.91%
         CONSTELLATION                   N/A         (10.20)%
         WEINGARTEN                     6.72%         71.53%


* The inception dates for the Class B shares of the Funds are October 1, 1996, October 1, 1996, June 26, 1995, November 3, 1997 and June 26,
         1995, respectively.

         Total returns for Class C shares of Blue Chip, Capital Development, Charter, Constellation and Weingarten, for the period ended October 31, 1998 and the period August 4, 1997 (inception date for Class C shares) through October 31, 1998, were as follows:

                         CLASS C AVERAGE ANNUAL RETURNS


                                                      Since
                                     One Year       Inception*
                                     --------       ---------
        BLUE CHIP                     17.52%         11.84%
        CAPITAL DEVELOPMENT          (13.06)%        (4.75)%
        CHARTER                        9.40%          5.46%
        CONSTELLATION                 (4.01)%        (5.48)
        WEINGARTEN                    10.60%         7.31%


                           CLASS C CUMULATIVE RETURNS


                                                      Since
                                     One Year       Inception*
                                     --------       ---------
        BLUE CHIP                     17.52%          14.89%
        CAPITAL DEVELOPMENT          (13.06)%         (5.86)%
        CHARTER                        9.40%           6.82%
        CONSTELLATION                 (4.01)%         (6.76)%
        WEINGARTEN                    10.60%           9.15%



* The inception date for the Class C shares of the Funds is August 4, 1997.

         The performance data listed above is not necessarily indicative of the future performance of any of the Funds.

         Average annual return is not available for Class A, B and C shares of Large Cap and Class B and C shares of Aggressive Growth because these classes had no operations prior to October 31, 1998.

         Each Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Analytical Services, Inc. and other independent services which monitor the performance of mutual funds. The Funds may also advertise mutual fund performance rankings which have been assigned to each respective Fund by such monitoring services.

         Each Fund's performance may also be compared in advertising and other materials to the performance of comparative benchmarks such as the Consumer Price Index ("CPI"), the Russell--Registered Trademark-- indices, the Standard & Poor's 500 Stock Index, and fixed-price investments such as bank certificates of deposit and/or savings accounts.

         The CPI, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services. Standard & Poor's 500 Stock Index is a group of unmanaged securities widely regarded by investors as representative of the stock market in general. Comparisons assume the reinvestment of dividends. Fixed Price Investments, such as bank certificates of deposits and savings accounts, are generally backed by federal agencies for up to $100,000.

         In addition, each Fund's long-term performance may be described in advertising in relation to historical, political and/or economic events.

         Each Fund's advertising may from time to time include discussions of general economic conditions and interest rates. Each Fund's advertising may also include references to the use of the Fund as part of an individual's overall retirement investment program.

         From time to time, Fund sales literature and/or advertisements may disclose (i) top holdings included in the Fund's portfolio, (ii) certain selling group members, and/or (iii) certain institutional shareholders.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. These topics include, but are not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. In such transactions, a Fund deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. ("AIM Capital") (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

         AIM will seek, whenever possible, to recapture for the benefit of a Fund any commissions, fees, brokerage or similar payments paid by the Fund on portfolio transactions. Normally, the only fees which AIM can recapture are the soliciting dealer fees on the tender of a Fund's portfolio securities in a tender or exchange offer.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund provided the Funds follow procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Company. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage several other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

SECTION 28(e) STANDARDS

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally or in written form. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

TRANSACTIONS WITH REGULAR BROKERS


         As of October 31, 1998, Blue Chip and Charter held an amount of common stock issued by Merrill Lynch & Co. having a market value of $13,035,000 and $41,475,000, respectively, and common stock issued by Morgan Stanley, Dean Witter, Discover & Co. having a market value of $19,425,000, and $42,087,500, respectively.


BROKERAGE COMMISSIONS PAID


         For the fiscal years ended October 31, 1998, 1997 and 1996, Aggressive Growth paid brokerage commissions of $5,098,276, $4,026,523 and $3,244,570, respectively. For the fiscal year ended October 31, 1998, AIM allocated certain of Aggressive Growth's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $393,505,382 and the related brokerage commissions were $892,852.



         For the fiscal years ended October 31, 1998, 1997 and the fiscal period ended October 31, 1996, Blue Chip paid brokerage commissions of $1,457,590, $858,396 and $[121,246], respectively. For the fiscal year ended October 31, 1998, AIM allocated certain of Blue Chip's brokerage transactions to certain broker-dealers that provide AIM with certain research, statistical and other information. Such transactions amounted to $58,005,198 and the related brokerage commissions were $66,836.



         For the fiscal years ended October 31, 1998, 1997 and the fiscal period ended October 31, 1996, Capital Development paid brokerage commissions of $2,277,419, $628,188 and $219,931. For the fiscal year ended October 31, 1998, AIM allocated certain of Capital Development's brokerage transactions to certain broker-dealers that provide AIM with certain research, statistical and other information. Such transactions amounted to $138,016,129 and the related brokerage commissions were $291,193.



         For the fiscal years ended October 31, 1998, 1997 and 1996, Charter paid brokerage commissions of $15,567,811, $12,073,633 and $9,213,125, respectively. For the fiscal year ended October 31, 1998, AIM allocated certain of Charter's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $738,229,694 and the related brokerage commissions were $844,218.



         For the fiscal years ended October 31, 1998, 1997 and 1996, Constellation paid brokerage commissions of $25,285,665, $16,928,988 and $13,032,299, respectively. For the fiscal year ended October 31, 1998, AIM allocated certain of Constellation's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $1,798,503,544 and the related brokerage commissions were $2,714,083.



         For the fiscal years ended October 31, 1998, 1997 and 1996, Weingarten paid brokerage commissions of $19,810,852, $17,413,682 and $21,795,437, respectively. For the fiscal year ended October 31, 1998, AIM allocated certain of Weingarten's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $1,115,120,365 and the related brokerage commissions were $1,262,948.

PORTFOLIO TURNOVER

         The portfolio turnover rate of Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation and Weingarten is shown under "Financial Highlights" in the applicable Prospectus. Higher portfolio turnover increases transaction costs to the Fund.

                        INVESTMENT STRATEGIES AND RISKS

         The following discussion of investment policies supplements the discussion of the investment objectives and policies set forth in the applicable Prospectus under the heading "Investment Objective and Strategies" and "Principal Risks of Investing in the Fund."

         Each of the Funds may invest, for temporary or defensive purposes, all or substantially all of their assets in investment grade (high quality) corporate bonds, commercial paper, or U.S. Government obligations. In addition, a portion of each Fund's assets may be held, from time to time, in cash, repurchase agreements or other short-term debt securities when such positions are deemed advisable in light of economic or market conditions. For a description of the various rating categories of corporate bonds and commercial paper in which the Funds may invest, see the Appendix to this Statement of Additional Information.

         COMMON STOCKS -- The Funds will invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stocks are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCKS -- The Funds may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.


         CONVERTIBLE SECURITIES -- The Funds may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. Although each Fund will only purchase convertible securities that AIM considers to have adequate protection parameters, including an adequate capacity to pay interest and repay principal in a timely manner, it invests without regard to corporate bond ratings. Capital Development does not intend to invest more than 5% of its net assets in convertible securities. Blue Chip does not intend to invest more than 10% of its total assets in convertible securities.


        CORPORATE DEBT SECURITIES -- The Funds may invest in corporate debt securities. Corporations issue debt securities of various types, including bonds and debentures (which are long-term), notes (which may be short-or long-term), bankers acceptances (indirectly secured borrowings to facilitate commercial transactions) and commercial paper (short-term unsecured notes). These securities typically provide for periodic payments of interest, at a rate which may be fixed or adjustable, with payment of principal upon maturity and are generally not secured by assets of the issuer or otherwise guaranteed. The values of fixed rate income securities tend to vary inversely with changes in interest rates, with longer-term securities generally being more volatile than shorter-term securities. Corporate securities frequently are subject to call provisions that entitle the issuer to repurchase such securities at a predetermined price prior to their stated maturity. In the event that a security is called during a period of declining interest rates, the Fund may be required to reinvest the proceeds in securities having a lower yield. In addition, in the event that a security was purchased at a premium over the call price, a Fund will experience a capital loss if the security is called. Adjustable rate corporate debt securities may have interest rate caps and floors.


         Blue Chip and Large Cap will not invest in non-convertible corporate debt securities rated below investment grade by Standard and Poor's Ratings Services ("S&P") and Moody's Investors Service ("Moody's") or in unrated non-convertible corporate debt securities believed by the Fund's investment adviser to be below investment grade quality. Securities rated in the four highest long-term rating categories by S&P and Moody's are considered to be "investment grade." S&P's fourth highest long-term rating category is "BBB", with BBB- being the lowest investment grade rating. Moody's fourth highest long-term rating category is "Baa", with Baa3 being the lowest investment grade rating. Publications of S&P indicate that it assigns securities to the "BBB" rating category when such securities are "regarded as having an adequate capacity to pay interest and repay principal. Such securities normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay," whereas securities rated AAA by S&P are regarded as having "capacity to pay interest and repay principal [that] is extremely strong." Publications of Moody's indicate that it assigns securities to the "Baa rating category when such securities are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well," whereas securities rated Aaa by Moody's "are judged to be of the best quality" and "carry the smallest degree of investment risk."


         U.S. GOVERNMENT SECURITIES -- The Funds may invest in securities issued or guaranteed by the United States government or its agencies or instrumentalities. These include Treasury securities (bills, notes, bonds and other debt securities) which differ only in their interest rates, maturities and times of issuance. U.S. Government agency and instrumentality securities include securities which are supported by the full faith and credit of the U.S., securities that are supported by the right of the agency to borrow from the U.S. Treasury, securities that are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality and securities that are supported only by the credit of such agencies. While the U.S. Government may provide financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. The values of such securities fluctuate inversely to interest rates.

REAL ESTATE INVESTMENT TRUSTS ("REITs")

         To the extent consistent with their respective investment objectives and policies, the Funds may invest in equity and/or debt securities issued by REITs. Such investments will not exceed 25% of the total assets of any of the Funds.

         REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

         To the extent that a Fund has the ability to invest in REITs, such Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic condition, adverse change in the climate for real estate, environmental liability risks, increases in property taxes and operating expense, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

FOREIGN SECURITIES

         To the extent consistent with their respective investment objectives, each of the Funds may invest in foreign securities. Each of Aggressive Growth, Blue Chip, Capital Development and Large Cap may invest up to 25% of its total assets in foreign securities. Each of Charter, Constellation and Weingarten may invest up to 20% of its total assets in foreign securities. For purposes of computing such limitation American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other securities representing underlying securities of foreign issuers are treated as foreign securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

         To the extent a Fund invests in securities denominated in foreign currencies, each Fund bears the risk of changes in the exchange rates between U.S. currency and the foreign currency, as well as the availability and status of foreign securities markets. These securities will be marketable equity securities (including common and preferred stock, depositary receipts for stock and fixed income or equity securities exchangeable for or convertible into stock) of foreign companies which generally are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. Each of the Funds may also invest in foreign securities listed on recognized U.S. securities exchanges or traded in the U.S. over-the-counter market. Such foreign securities may be issued by foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. As compared to investment in the securities markets of developed countries, investment in the securities markets of developing countries involves exposure to markets that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable.

         Investments by a Fund in foreign securities, whether denominated in U.S. currencies or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks as set forth below.


         Currency Risk. The value of each Fund's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and increases when the value of the U.S. dollar falls against such currency.



         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. It is anticipated that each participating country will replace its local currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with the euro. The anticipated replacement of existing currencies with the euro on July 1, 2002 could cause market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by a Fund.


         Political and Economic Risk. The economies of many of the countries in which the Funds may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of each Fund's investments.

         Regulatory Risk. Foreign companies are not registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

FOREIGN EXCHANGE TRANSACTIONS

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest either for the settlement of transactions or as a hedge against possible variations in the foreign exchange rates between those currencies. This may be accomplished through direct purchases or sales of foreign currency, purchases of futures contracts with respect to foreign currency (and options thereon), and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange-traded futures contracts. The Fund may purchase and sell options on futures contracts or forward contracts which are denominated in a particular foreign currency to hedge the risk of fluctuations in the value of another currency. The Fund's dealings in foreign exchange may involve specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. The Fund will not speculate in foreign exchange, nor commit a larger percentage of its total assets to foreign exchange hedges than the percentage of its total assets that it could invest in foreign securities.

ILLIQUID SECURITIES

         None of the Funds will invest more than 15% of their net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.


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RULE 144A SECURITIES

         The Funds may purchase privately placed securities that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as a Fund, to trade in securities that have not been registered under the 1933 Act. AIM, under the supervision of the Company's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 15% of its assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

LENDING OF PORTFOLIO SECURITIES


         For the purpose of realizing additional income, the Funds may each make secured loans of portfolio securities amounting to not more than 33-1/3% of its total assets. Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under the Fund's investment program. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.


REPURCHASE AGREEMENTS

         The Funds may each enter into repurchase agreements. A repurchase agreement is an instrument under which a Fund acquires ownership of a debt security and the seller (usually a broker or bank) agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of bankruptcy or other default of a seller of a repurchase agreement, the Fund may experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (b) a possible subnormal level of income and lack of access to income during this period; and (c) expenses of enforcing its rights. A repurchase agreement is collateralized by the security acquired by the Fund and its value is marked to market daily in order to minimize the Fund's risk. Repurchase agreements usually are for short periods, such as one or two days, but may be entered into for longer periods of time. Repurchase agreements are not included in each Fund's restrictions on lending. Repurchase agreements are considered to be loans by each Fund under the 1940 Act.


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         Charter may enter into repurchase agreements (at any time, up to 50%
of its net assets), using only U.S. Government securities, for the sole purpose of increasing its yield on idle cash. Charter will not invest in a repurchase agreement of more than seven days' duration if, as a result of that investment, the amount of repurchase agreements of more than seven days' duration and other illiquid assets of Charter would exceed 15% of its assets.

REVERSE REPURCHASE AGREEMENTS

         Consistent with Charter's policy on borrowings, Charter may invest in reverse repurchase agreements with banks, which involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. The Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Fund will segregate liquid securities having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered borrowings by the Fund under the 1940 Act.

SPECIAL SITUATIONS

         Although Constellation does not currently intend to do so, it may invest in "special situations." A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

SHORT SALES

         Although Aggressive Growth, Blue Chip, Constellation, Large Cap and Weingarten do not currently intend to do so, they and Capital Development may each enter into short sales transactions. None of Aggressive Growth, Blue Chip, Capital Development, Constellation, Large Cap or Weingarten will make short sales of securities nor maintain a short position unless at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by each of Aggressive Growth, Blue Chip, Capital Development, Constellation, Large Cap and Weingarten for the purpose of deferring recognition of gain or loss for federal income tax purposes. In no event may more than 10% of the value of the respective Fund's net assets (10% of the value of total assets of Aggressive Growth) be deposited or pledged as collateral for such sales at any time.

WARRANTS

         The Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other


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securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

OPTIONS

         The purpose of put and covered call option transactions is to hedge against changes in the market value of a Fund's portfolio securities caused by fluctuating interest rates, fluctuating currency exchange rates and changing market conditions, and to close out or offset existing positions in such options or futures contracts as described below. Each of the Funds is authorized to write (sell) covered call options on the securities in which it may invest, but only if such options are covered and remain covered as long as the Fund is obligated as a writer of the option (seller), and to enter into closing purchase transactions with respect to such options. A call option is "covered" if the Fund owns or has the right to acquire the underlying security subject to the call. Writing a call option obligates a Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Fund receives an option premium from the purchaser of the call option. If a "covered" call option expires unexercised, the writer receives a gain equal to the option premium received. If the option is exercised, the writer realizes either a gain or loss from the sale or purchase of the underlying security with the proceeds to the writer being increased by the amount of the premium. Prior to its expiration, a call option may be closed out by means of a purchase of an identical option. Any gain or loss from such transaction will depend on whether the amount paid is more or less than the premium received for the option plus related transaction costs. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

         Blue Chip, Capital Development, Charter, Large Cap and Weingarten may purchase put options, which gives the Fund the right, but not the obligation, to sell the option's underlying security at a fixed strike price. A put purchased by the Fund constitutes a hedge against a decline in the price of a security owned by the Fund. It may be sold at a profit or loss depending upon changes in the price of the underlying security. It may be exercised at a profit provided that the amount of the decline in the price of the underlying security below the exercise price during the option period exceeds the option premium, or it may expire without value. A call constitutes a hedge against an increase in the price of a security which the Fund has sold short, it may be sold at a profit or loss depending upon changes in the price of the underlying security, it may be exercised at a profit provided that the amount of the increase in the price of the underlying security over the exercise price during the option period exceeds the option premium, or it may expire without value. The maximum loss exposure involved in the purchase of an option is the cost of the option contract. Blue Chip, Capital Development and Large Cap may engage in strategies employing combinations of put and covered call options.

         Options are subject to certain risks, including the risk of imperfect correlation between the option and a Fund's other investments and the risk that there might not be a liquid secondary market for the option when the Fund seeks to hedge against adverse market movement. In general, options whose strike prices are close to their underlying securities' current values will have the highest trading volume, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile.


         The investment policies of the Funds permit the writing of covered call options on securities comprising no more than 25% of the value of each Fund's net assets. The investment policies of Blue Chip, Capital Development, Charter, Large Cap and Weingarten permit the purchase of puts on securities comprising, together with other options, no more than 25% of the value of each Fund's net assets. Each Fund's policies with respect to the writing of call options or the purchase of put options may be changed by the Company's Board of Directors, without shareholder approval.

         The Funds do not intend to engage in such transactions for speculative purposes and will engage in such transactions only for hedging purposes and only when the benefits to be gained outweigh the costs of entering into such transaction.

COMBINED OPTION POSITIONS

         Each Fund, for hedging purposes, may purchase and write options in combination with each other to adjust the risk and return characteristics of the Fund's overall position. For example, the Fund may purchase a put option and write a covered call option on the same underlying instrument, in order to construct a combined position. This technique, called a "collar," enables the Fund to offset the cost of purchasing a put option with the premium received from writing the call option. However, by selling the call option, the Fund gives up the ability for potentially unlimited profit from the stock appreciation. Another possible combined position would involve writing a covered call option at one strike price and buying a call option at a higher price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


OPTIONS ON SECURITIES INDEXES



         Each of the Funds may purchase put options or write covered call options on securities indexes for the purpose of providing a partial hedge against a decline in the value of its portfolio securities. The premium paid for a put option plus any transaction costs for a put or call option will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option. Unless the level of the securities index changes by an amount in excess of the premium paid, the put option may expire without value to the Fund.



         Options are subject to certain risks, including the risk of imperfect correlation between the value of the option and the Fund's other investments and the risk that there may not be a liquid secondary market for the option when the Fund seeks to hedge against adverse market movements. This may cause the Fund to lose the entire premium on purchased options or reduce its ability to effect closing transactions at favorable prices.


FUTURES CONTRACTS

         Each of the Funds may purchase and sell futures contracts in order to hedge the value of its portfolio against changes in market conditions. In cases of purchases of futures contracts, an amount of liquid assets, equal to the cost of the futures contracts (less any related margin deposits), will be segregated to collateralize the position and ensure that the use of such futures contracts is unleveraged. Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with its custodian for the account of the broker a stated amount, as called for by the particular contract, of cash or U.S. Treasury bills. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker will be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when a Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment with respect to that increase in value. Conversely, where a Fund has purchased a stock index futures contract and the price of the underlying stock index has declined, that position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Variation margin payments would be made in a similar fashion when a Fund has purchased an interest rate futures contract. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or gain.


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



         No Fund may purchase or sell futures contracts (and with respect to Aggressive Growth, Blue Chip, Capital Development and Large Cap purchase related options), or purchase or sell options on securities indexes if, immediately thereafter, the sum of the amount of initial margin deposits and premiums on open positions with respect to futures contracts, related options and options on securities indexes would not exceed 5% of the market value of the Fund's total assets.


         A description of the various types of futures contracts that may be utilized by the Funds is as follows:

Stock Index Futures Contracts


         Each of the Funds may purchase or sell stock index futures contracts (and Aggressive Growth, Blue Chip, Capital Development and Large Cap may also purchase options on stock index futures) as a hedge against changes in market conditions. A stock index assigns relative values to the common stocks included in the index and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar (or, in the case of Aggressive Growth or Capital Development, other currency) amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Currently, stock index futures contracts can be purchased or sold primarily with respect to broad based stock indices such as the Standard & Poor's 500 Stock Index, the New York Stock Exchange Composite Index, the American Stock Exchange Major Market Index, the NASDAQ -- 100 Stock Index and the Value Line Stock Index. The stock indices listed above consist of a spectrum of stocks not limited to any one industry such as utility stocks. Utility stocks, at most, would be expected to comprise a minority of the stocks comprising the portfolio of the index. Charter, Constellation, Large Cap and Weingarten will only enter into domestic stock index futures. The Funds will only enter into stock index futures contracts in order to hedge the value of its portfolio against changes in market conditions. When a Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract affords a hedge against not participating in such advance. Conversely, in anticipation of or in a general market or market sector decline that adversely affects the market values of a Fund's portfolio of securities, the Fund may sell stock index futures contracts. Generally, a Fund may elect to close a position in a futures contract by taking an opposite position which will operate to terminate such Fund's position in the futures contract.


         There are risks associated with investments in stock index futures contracts. During certain market conditions, purchases and sales of futures contracts may not completely offset a decline or rise in the value of a Fund's portfolio. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of a Fund's portfolio may differ substantially from the changes anticipated by the Fund when hedged positions were established, and unanticipated price movements in a futures contract may result in a loss substantially greater than a Fund's initial investment in such contract. Successful use of futures contracts is dependent upon AIM's ability to predict correctly movements in the direction of the applicable markets. No assurance can be given that AIM's judgment in this respect will be correct.

Foreign Currency Futures Contracts


         With respect to each of the Funds, futures contracts may also be used to hedge the risk of changes in the exchange rate of foreign currencies.


OPTIONS ON FUTURES CONTRACTS

         Aggressive Growth, Blue Chip, Capital Development and Large Cap may purchase options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long


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


position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option on a futures contract is exercised on the last trading date prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

         Aggressive Growth, Blue Chip, Capital Development and Large Cap will purchase put options on futures contracts to hedge against the risk of falling prices for their respective portfolio securities. Aggressive Growth, Blue Chip, Capital Development and Large Cap will purchase call options on futures contracts as a hedge against a rise in the price of securities which it intends to purchase. Options on futures contracts may also be used to hedge the risks of changes in the exchange rate of foreign currencies. The purchase of a put option on a futures contract is similar to the purchase of protective put options on a portfolio security or a foreign currency. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or a foreign currency. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or underlying securities or currency.

RISKS AS TO FUTURES CONTRACTS AND RELATED OPTIONS

         There are several risks in connection with the use of futures contracts and related options as hedging devices. One risk arises because of the imperfect correlation between movements in the price of hedging instruments and movements in the price of the stock, debt security or foreign currency which are the subject of the hedge. If the price of a hedging instrument moves less than the price of the stock, debt security or foreign currency which is the subject of the hedge, the hedge will not be fully effective. If the price of a hedging instrument moves more than the price of the stock, debt security or foreign currency, a Fund will experience either a loss or gain on the hedging instrument which will not be completely offset by movements in the price of the stock, debt security or foreign currency which is the subject of the hedge. The use of options on futures contracts involves the additional risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option.

         Successful use of hedging instruments by the Funds is also subject to AIM's ability to predict correctly movements in the direction of the stock market, of interest rates or of foreign exchange rates. Because of possible price distortions in the futures and options markets and because of the imperfect correlation between movements in the prices of hedging instruments and the investments being hedged, even a correct forecast by AIM of general market trends may not result in a completely successful hedging transaction.

         It is also possible that where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of stocks or debt securities held in its portfolio may decline. If this occurred, a Fund would lose money on the futures contracts and also experience a decline in the value of its portfolio securities. Similar risks exist with respect to foreign currency hedges.

         Positions in futures contracts or options may be closed out only on an exchange on which such contracts are traded. Although the Funds intend to purchase or sell futures contracts or, in the case of Aggressive Growth, Blue Chip, Capital Development and Large Cap, purchase options only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or a board of trade will exist for any particular contract at any particular time. If there is not a liquid market, it may not be possible to close a futures position or purchase an option at such time. In the event of adverse price movements under those circumstances, the Fund would continue to be required to make daily cash payments of maintenance margin on its futures positions. The extent to which a Fund may engage in futures contracts or, in the case of Aggressive Growth, Blue Chip, Capital Development and Large Cap, related options, will be limited by Internal Revenue Code of 1986, as amended (the "Code") requirements for


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


qualification as a regulated investment company and a Fund's intent to continue to qualify as such. The result of a hedging program cannot be foreseen and may cause a Fund to suffer losses which it would not otherwise sustain.

SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

         Each Fund may purchase securities on a "when-issued" basis, that is, delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). Each Fund also may purchase or sell securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the delayed delivery securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.


         Investment in securities on a when-issued or delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a when-issued or delayed delivery commitment. In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous. A Fund will employ techniques designed to reduce such risks. If a Fund purchases a when-issued security, the Funds will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such assets declines, additional cash or securities will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. To the extent cash and securities are segregated, they will not be available for new investments or to meet redemptions. Securities purchased on a delayed delivery basis may require a similar segregation of liquid assets.


INVESTMENT IN UNSEASONED ISSUERS

         Charter may purchase securities of unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

INVESTMENT IN OTHER INVESTMENT COMPANIES

         Each of the Funds may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

                            INVESTMENT RESTRICTIONS

         The following fundamental policies and investment restrictions have been adopted by each Fund as indicated and, except as noted, such policies cannot be changed without the approval of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act.

AGGRESSIVE GROWTH

         Aggressive Growth may not:

         (a) with respect to 75% of the total assets of the Fund, purchase the securities of any issuer if such purchase would cause more than 5% of the value of its assets to be invested in the securities of such issuer (except U.S. Government securities including securities issued by its agencies and instrumentalities and except


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


that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order);

         (b) concentrate 25% or more of its investments in a particular industry;

         (c) make short sales of securities (unless at all times when a short position is open it either owns an amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's total assets (taken at current value) is held for such sales at any one time) or purchase securities on margin, but it may obtain such short-term credit as is necessary for the clearance of purchases and sales of securities and may make margin payments in connection with transactions in stock index futures contracts and options thereon;

         (d) act as a securities underwriter under the 1933 Act;

         (e) make loans, except (i) through the purchase of a portion of an issue of bonds or other obligations of types commonly offered publicly and purchased by financial institutions, and (ii) through the purchase of short-term obligations (maturing within a year), including repurchase agreements, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (f) borrow, except that the Fund may enter into stock index futures contracts and that the right is reserved to borrow from banks, provided that no borrowing may exceed one-third of the value of its total assets (including the proceeds of such borrowing) and may secure such borrowings by pledging up to one-third of the value of its total assets. (For the purposes of this restriction, neither collateral arrangements with respect to margin for a stock index futures contracts nor the segregation of securities in connection with short sales are deemed to be a pledge of assets); or

         (g) buy or sell commodities, commodity contracts or real estate.

         Aggressive Growth does not intend (a) to invest for the purposes of influencing management or exercising control; or (b) to purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets. The investment policies stated in this paragraph are not fundamental policies of the Funds and may be changed by the Board of Directors of the Company without shareholder approval. Shareholders will be notified before any material change in the investment policies stated above become effective.

         Except for the borrowing policy, if a percentage restriction is adhered to at the time of investment, a later change in the percentage of such investment held by a Fund resulting solely from changes in values or assets will not be considered to be a violation of the restriction.

BLUE CHIP

         Blue Chip may not:

              (a) issue bonds, debentures or senior equity securities;

              (b) concentrate its investments; that is, invest 25% or more of the value of its assets in issuers which conduct their business operations in the same industry;

              (c) invest in real estate, except that this restriction does not preclude investments in real estate investment trusts;

              (d) write, purchase, or sell puts, calls, straddles, spreads or combinations thereof (other than covered put and call options), or sell securities short (except against the box collateralized by not more than 10% of its net assets) or deal in commodities;

              (e) make loans, except that the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, or purchasing short-term obligations, is not considered to be a loan for purposes of this restriction, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

              (f) purchase securities on margin, except that the Fund may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities;

              (g) borrow money or pledge its assets except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) amounts of up to 10% of the value of its total assets, and may pledge amounts of up to 20% of its total assets to secure such borrowings; or

              (h) act as an underwriter of securities of other issuers.

         In addition, Blue Chip may not (a) with respect to 75% of the Fund's total assets, invest more than 5% of the total assets of the Fund (valued at market) in securities of any one issuer (other than obligations of the U.S. Government and its instrumentalities) or purchase more than 10% of the outstanding securities of any one issuer or more than 10% of any class of securities of an issuer; (b) deal in forward contracts; or (c) purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets. These additional restrictions are not fundamental, and may be changed by the Board of Directors of the Company without shareholder approval.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.

CAPITAL DEVELOPMENT

         Capital Development may not:

         (a) with respect to 75% of the total assets of the Fund, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. Government) if, immediately after and as a result of such purchase, (i) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (ii) the Fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (b) concentrate its investments; that is, invest 25% or more of the value of its total assets in issuers who conduct their business operations in the same industry;

         (c) buy or sell commodities or commodity contracts or purchase or sell real estate or other interests in real estate including real estate limited partnership interests, except that this restriction does not preclude investments in marketable securities of companies engaged in real estate activities or in master limited partnership interests that are traded on a national securities exchange;

         (d) make loans, except that the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, or purchasing short-term obligations, is not considered to be a loan for purposes of this restriction, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (e) purchase securities on margin, except that the Fund may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities, or sell securities short (except against the box and collateralized by not more than 10% of its net assets);

         (f) borrow money or pledge its assets except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) provided that no borrowing may exceed one-third of the value of its total assets, including the proceeds of such borrowings, and may secure such borrowings by pledging up to one-third of the value of its total assets;

         (g) act as an underwriter of securities of other issuers; or

         (h) issue bonds, debentures, or senior equity securities.

         In addition, Capital Development may not (a) deal in forward contracts (other than foreign exchange transactions for hedging purposes); or (b) purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets. These additional restrictions are not fundamental, and may be changed by the Board of Directors of the Company without shareholder approval.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.

CHARTER

         Charter may not:

         (a) purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. Government) if, immediately after and as a result of such purchase, (i) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (ii) the Fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuers, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

         (b) concentrate its investments; that is, invest 25% or more of the value of its assets in any particular industry;

         (c) purchase or sell real estate or other interests in real estate (except that this restriction does not preclude investments in marketable securities of companies engaged in real estate activities);

         (d) buy or sell physical commodities or physical commodity contracts, including physical commodities futures contracts, or deal in oil, gas, or other mineral exploration or development programs;

         (e) make loans (except that the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, or entering into a repurchase agreement, is not considered to be a loan for purposes of this restriction), provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (f) purchase securities on margin or sell short;

         (g) borrow money or pledge its assets except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) amounts of up to 10% of the value of its total assets, and may pledge amounts of up to 20% of its total assets to secure such borrowings;

         (h) invest in companies for the purpose of exercising control or management, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (i) act as an underwriter of securities of other issuers;

         (j) purchase from or sell to any officer, director or employee of the Fund, or its advisors or distributor, or to any of their officers or directors, any securities other than shares of the capital stock of Charter; or

         (k) purchase or retain the securities of any issuer if those officers and directors of the Company, its advisors or distributor owning individually more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer.

         In addition, Charter may not (a) write covered call options in excess of 25% of the value of the Fund's net assets, (b) purchase put options in excess of 25% of the value of the Fund's net assets, (c) engage in the writing and sale of put options and the writing, sale or purchase of uncovered call options, straddles, spreads or combinations thereof, (d) issue senior securities, except to the extent permitted by applicable law or exemptive order, or (e) purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets. These restrictions are not fundamental and may be changed by the Board of Directors of the Company without shareholder approval.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.

CONSTELLATION

         Constellation may not:

         (a) invest for the purpose of exercising control over or management of any company, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (b) engage in the underwriting of securities of other issuers;

         (c) purchase and sell real estate or commodities or commodity contracts;

         (d) make loans, except by the purchase of a portion of an issue of publicly distributed bonds, debentures or other obligations, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (e) invest in interests in oil, gas or other mineral exploration or development programs; or

         (f) invest 25% or more of the value of its total assets in securities of issuers all of which conduct their principal business activities in the same industry.

         In addition, Constellation may borrow money to a limited extent from banks (including the Fund's custodian bank) for temporary or emergency purposes or to purchase or carry securities. The Fund may borrow funds from a bank (including its custodian bank) to purchase or carry securities only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. For the purpose of determining this 300% asset coverage requirement, the Fund's liabilities will not include the amount borrowed but will include the market value, at the time of computation, of all securities borrowed by the Fund in connection with short sales. The amount of borrowing will also be limited by the applicable margin limitations imposed by the Federal Reserve Board. If at any time the value of the Fund's assets should fail to meet the 300% asset coverage requirement, the Fund will, within three days, reduce its borrowings to the extent necessary. The Fund may be required to eliminate partially or totally its outstanding borrowings at times when it may not be desirable for it to do so. Any investment gains made by the Fund with the borrowed monies in excess of interest paid by the Fund will cause the net asset value of the Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased with the proceeds of such borrowings fails to cover the interest paid on the money borrowed by the Fund, the net asset value of the Fund will decrease faster than would otherwise be the case. This speculative factor is known as "leveraging."

         The Board of Directors of the Company has also adopted the following limitations which are not matters of fundamental policy of Constellation and which may be changed without shareholder approval: (a) the Fund may not issue senior securities, except to the extent permitted by applicable law or exemptive order; or

         (b) the Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

         Except for the borrowing policy, if a percentage restriction is adhered to at the time of investment, a later change in the percentage of such investment held by a Fund resulting solely from changes in values or assets, will not be considered to be a violation of the restriction.

LARGE CAP

         Large Cap may not:

              (a) issue bonds, debentures or senior equity securities;

              (b) concentrate its investments; that is, invest 25% or more of the value of its assets in issuers which conduct their business operations in the same industry;

              (c) invest in real estate, except that this restriction does not preclude investments in real estate investment trusts;

              (d) make loans, except that the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, or purchasing short-term obligations, is not considered to be a loan for purposes of this restriction, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

              (e) purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities;

              (f) borrow money or pledge its assets except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) amounts of up to 10% of the value of its total assets, and may pledge amounts of up to 20% of its total assets to secure such borrowings;

              (g) act as an underwriter of securities of other issuers; or

              (h) purchase physical commodities.


         In addition, Large Cap may not (a) with respect to 75% of the Fund's total assets, invest more than 5% of the total assets of the Fund (valued at market) in securities of any one issuer (other than obligations of the U.S. Government and its instrumentalities) or purchase more than 10% of the outstanding securities of any one issuer; (b) purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets; (c) write covered call options in excess of 25% of the value of the Fund's net assets; (d) purchase put options in excess of 25% of the value of the Fund's net assets; or
(e) engage in the writing and sale of put options and the writing, sale or purchase of uncovered call options, straddles, spreads or combinations thereof. These additional restrictions are not fundamental, and may be changed by the Board of Directors of the Company without shareholder approval.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.

WEINGARTEN

         Weingarten may not:

         (a) issue bonds, debentures or senior equity securities;

         (b) underwrite securities of other companies or purchase restricted securities ("letter stock");

         (c) invest in real estate, except that the Fund may purchase securities of real estate investment trusts;

         (d) lend money, except in connection with the acquisition of a portion of an issue of publicly distributed bonds, debentures or other corporate or governmental obligations, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (e) purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (f) purchase shares in order to control management of a company, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (g) buy or sell physical commodities or physical commodity contracts, including physical commodities futures contracts;

         (h) invest 25% or more of the value of its total assets in securities of issuers all of which conduct their principal business activities in the same industry; or

         (i) borrow money or pledge its assets, except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) amounts of up to 10% of the value of its total assets, and may pledge amounts of up to 20% of its total assets to secure such borrowings.

         In addition, Weingarten may not (a) invest more than 5% of the total assets of the Fund (valued at market) in securities of any one issuer (other than obligations of the U.S. Government and its instrumentalities); (b) purchase more than 10% of the outstanding securities of any one issuer or more than 10% of any class of securities of an issuer; (c) deal in forward contracts; (d) write covered call options in excess of 25% of the value of the Fund's net assets; (e) purchase put options in excess of 25% of the value of the Fund's net assets; (f) engage in the writing and sale of put options and the writing, sale or purchase of uncovered call options, straddles, spreads or combinations thereof; or (g) purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets. These additional restrictions are not fundamental, and may be changed by the Board of Directors of the Company without shareholder approval.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.

                                   MANAGEMENT

         The overall management of the business and affairs of the Funds is vested with the Company's Board of Directors. The Board of Directors approves all significant agreements between the Company and persons or companies furnishing services to a Fund, including the Master Advisory Agreement with AIM, the Master Sub-Advisory Agreement between AIM and AIM Capital with respect to the Funds, the Master Administrative Services Agreement with AIM, the Master Distribution Agreement with AIM Distributors as the distributor of the shares of the Retail Classes of the Funds, the Custodian Agreement with State Street Bank and Trust Company as custodian and the Transfer Agency and Service Agreement with A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") as transfer agent. The day-to-day operations of each Fund are delegated to its officers and to AIM, subject always to the objectives and policies of the Fund and to the general supervision of the Company's Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. AIM Management is a holding company engaged in the financial services business and is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region.

DIRECTORS AND OFFICERS

         The directors and officers of the Company and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173. All of the Company's executive officers hold similar offices with some or all of the other AIM Funds.




===========================================================================================================================
                                     POSITIONS HELD
       NAME, ADDRESS AND AGE         WITH REGISTRANT               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
       ---------------------         ---------------               ----------------------------------------
===========================================================================================================================
    *CHARLES T. BAUER (79)           Director and                Chairman of the Board of Directors, A I M
                                     Chairman                    Management Group Inc.; A I M Advisors, Inc., A I M
                                                                 Capital Management, Inc., A I M Distributors, Inc.,
                                                                 A I M Fund Services, Inc., and Fund Management
                                                                 Company; and Vice Chairman and Director, AMVESCAP PLC.
---------------------------------------------------------------------------------------------------------------------------
    BRUCE L. CROCKETT (54)           Director                    Director, ACE Limited (insurance company).
    906 Frome Lane                                               Formerly, Director, President and Chief Executive
    McLean, VA 22102                                             Officer, VA 22102 COMSAT Corporation; and Chairman,
                                                                 Board of Governors of INTELSAT (international
                                                                 communications company).
---------------------------------------------------------------------------------------------------------------------------
    OWEN DALY II (74)                Director                    Director, Cortland Trust Inc. (investment company).
    Six Blythewood Road                                          Formerly, Director, CF & I Steel Corp., Monumental
    Baltimore, MD 21210                                          Life Insurance Company and Monumental General
                                                                 Insurance Company; and Chairman of the Board of
                                                                 Equitable Bancorporation.
---------------------------------------------------------------------------------------------------------------------------



---------------------

* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.



===========================================================================================================================
                                     POSITIONS HELD
       NAME, ADDRESS AND AGE         WITH REGISTRANT               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
       ---------------------         ---------------               ----------------------------------------
===========================================================================================================================
    EDWARD K.  DUNN, JR. (63)        Director                    Chairman of the Board of Directors, Mercantile
    2 Hopkins Plaza, 20th Floor                                  Mortgage Corp; Formerly, Vice Chairman of the Board
    Baltimore, MD 21201                                          of Directors and President, Mercantile - Safe
                                                                 Deposit & Trust Co.; and President, Mercantile Bankshares.
---------------------------------------------------------------------------------------------------------------------------
    JACK FIELDS (47)                 Director                    Chief Executive Officer, Texana Global, Inc.
    8810 Will Clayton Parkway                                    (foreign trading company) and Twenty-First Century
    Jetero Plaza, Suite E                                        Group, Inc. (governmental affairs company).
    Humble, Texas 77338                                          Formerly, Member of the U.S. House of Representatives.
---------------------------------------------------------------------------------------------------------------------------
    **CARL FRISCHLING (62)           Director                    Partner, Kramer, Levin, Naftalis & Frankel LLP (law
    919 Third Avenue                                             firm). Formerly Partner, Reid & Priest (law firm).
    New York, NY  10022
---------------------------------------------------------------------------------------------------------------------------
    *ROBERT H. GRAHAM (52)           Director and                Director, President and Chief Executive Officer, A
                                     President                   I M Management Group Inc.; Director and President,
                                                                 A I M Advisors, Inc.; Director and Senior Vice
                                                                 President, A I M Capital Management, Inc., A I M
                                                                 Distributors, Inc., A I M Fund Services, Inc., and
                                                                 Fund Management Company; Director, AMVESCAP PLC.
---------------------------------------------------------------------------------------------------------------------------
    PREMA MATHAI-DAVIS (48)          Director                    Chief Executive Officer, YWCA of the U.S.A.;
    350 Fifth Avenue, Suite 301                                  Commissioner, New York City Department for the
    New York, NY 10118                                           Aging; and Member of the Board of Directors,
                                                                 Metropolitan Transportation Authority of New York
                                                                 State.
---------------------------------------------------------------------------------------------------------------------------
    LEWIS F. PENNOCK (56)            Director                    Attorney in private practice in Houston, Texas.
    6363 Woodway, Suite 825
    Houston, TX 77057
---------------------------------------------------------------------------------------------------------------------------
    IAN W. ROBINSON (75)             Director                    Formerly, Executive Vice President and Chief
    183 River Drive                                              Financial Officer, Bell Atlantic Management
    Tequesta, FL 33469                                           Services, Inc. (provider of centralized management
                                                                 services to telephone companies); Executive Vice
                                                                 President, Bell Atlantic Corporation (parent of
                                                                 seven telephone companies); and Vice President and
                                                                 Chief Financial Officer, Bell Telephone Company of
                                                                 Pennsylvania and Diamond State Telephone Company.
---------------------------------------------------------------------------------------------------------------------------



------------------------------

** A director who is an "interested person" of the Company as defined in the 1940 Act.

* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.



===========================================================================================================================
                                     POSITIONS HELD
       NAME, ADDRESS AND AGE         WITH REGISTRANT               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
       ---------------------         ---------------               ----------------------------------------
===========================================================================================================================
    LOUIS S. SKLAR (59)                Director                  Executive Vice President, Development and Operations,
    Transco Tower, 50th Floor                                    Hines Interests Limited Partnership (real estate
    2800 Post Oak Blvd.                                          development).
    Houston, TX  77056
---------------------------------------------------------------------------------------------------------------------------
    ***JOHN J. ARTHUR (54)             Senior Vice               Director and Senior Vice President, A I M Advisors,
                                       President and             Inc.; and Vice President and Treasurer, A I M
                                       Treasurer                 Management Group Inc.
---------------------------------------------------------------------------------------------------------------------------
    GARY T. CRUM (51)                  Senior Vice               Director and President, A I M Capital Management,
                                       President                 Inc.; Director and Senior Vice President, A I M
                                                                 Management Group Inc. and A I M Advisors, Inc.; and
                                                                 Director, A I M Distributors, Inc. and AMVESCAP PLC.
---------------------------------------------------------------------------------------------------------------------------
    ***CAROL F. RELIHAN (44)           Senior Vice               Director, Senior Vice President, General Counsel and
                                       President                 Secretary, A I M Advisors, Inc.; Senior Vice
                                       and Secretary             President, General Counsel and Secretary, A I M
                                                                 Management Group Inc.; Director, Vice President and
                                                                 General Counsel, Fund Management Company; General
                                                                 Counsel and Vice President, A I M Fund Services, Inc.;
                                                                 and Vice President, A I M Capital Management, Inc.,
                                                                 and A I M Distributors, Inc.
---------------------------------------------------------------------------------------------------------------------------
    JONATHAN C. SCHOOLAR (37)          Senior Vice               Senior Vice President, A I M Capital Management Inc.;
                                       President                 and Vice President, A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------
    MELVILLE B. COX (55)               Vice President            Vice President and Chief Compliance Officer, A I M
                                                                 Advisors, Inc., A I M Capital Management, Inc., A I M
                                                                 Distributors, Inc., A I M Fund Services, Inc., and
                                                                 Fund Management Company.
---------------------------------------------------------------------------------------------------------------------------
    DANA R. SUTTON (40)                Vice President and        Vice President and Fund Controller, A I M Advisors,
                                       Assistant Treasurer       Inc.; and Assistant Vice President and Assistant
                                                                 Treasurer, Fund Management Company.
===========================================================================================================================


         The standing committees of the Board of Directors are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.

         The members of the Audit Committee are Messrs. Crockett, Daly, Dunn, Fields, Frischling, Pennock, Robinson (Chairman), Sklar and Ms. Mathai-Davis. The Audit Committee is responsible for meeting with the Company's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Company's fund accounting or its internal accounting controls, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

----------------------

***   Mr. Arthur and Ms. Relihan are married to each other.

         The members of the Investments Committee are Messrs. Bauer, Crockett, Daly, Dunn, Fields, Frischling, Pennock, Robinson, Sklar (Chairman) and Ms. Mathai-Davis. The Investment Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

         The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields, Pennock, Robinson, Sklar and Ms. Mathai-Davis. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

         All of the Company's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Company's executive officers hold similar offices with some or all of the other investment companies managed or advised by AIM.

Remuneration of Directors

         Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee attended. Each director who is not also an officer of the Company is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of other AIM Funds. Each such director receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Set forth below is information regarding compensation paid or accrued for each director of the Company:



===============================================================================
                                            RETIREMENT
                       AGGREGATE             BENEFITS               TOTAL
                     COMPENSATION            ACCRUED             COMPENSATION
                       FROM THE             BY ALL AIM            FROM ALL
  DIRECTOR            COMPANY(1)             FUNDS(2)            AIM FUNDS(3)
-------------------------------------------------------------------------------
CHARLES T. BAUER       $      0              $      0            $      0
-------------------------------------------------------------------------------
BRUCE L. CROCKETT        23,162                37,485              96,000
-------------------------------------------------------------------------------
OWEN DALY II             23,162               122,898              96,000
-------------------------------------------------------------------------------
EDWARD K. DUNN, JR       14,866                     0              78,889
-------------------------------------------------------------------------------
JACK FIELDS              23,038                15,826              95,500
-------------------------------------------------------------------------------
CARL FRISCHLING(4)       23,162                97,971              96,000
-------------------------------------------------------------------------------
ROBERT H. GRAHAM              0                     0                   0
-------------------------------------------------------------------------------
JOHN F. KROEGER(5)       21,972               107,896              91,654
-------------------------------------------------------------------------------
PREMA MATHAI-DAVIS        2,126                     0              32,636
-------------------------------------------------------------------------------
LEWIS F. PENNOCK         23,162                45,766              95,500
-------------------------------------------------------------------------------
IAN ROBINSON             22,787                94,442              94,500
-------------------------------------------------------------------------------
LOUIS S. SKLAR           22,907                90,232              95,500
===============================================================================



(1) The total amount of compensation deferred by all Directors of the Company during the fiscal year ended October 31, 1998, including interest earned thereon, was $112,867.



(2) During the fiscal year ended October 31, 1998, the total amount of expenses allocated to the Company in respect of such retirement benefits was $222,013. Data reflects compensation for the calendar year ended December 31, 1998.


(3) Each Director serves as director or trustee of a total of 12 registered investment companies advised by AIM (comprised of over 50 portfolios). Data reflects total compensation for the calendar year ended December 31, 1998.


(4) During the year ended October 31, 1998, Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation and Weingarten, each paid $10,572, $5,463, $5,579, $12,926, $31,902 and $16,595, respectively, in legal fees to Mr. Frischling's law firm, Kramer, Levin, Naftalis & Frankel LLP for services rendered.



(5) Mr. Kroeger was a director until June 11, 1998, when he resigned. On that date he became a consultant to the Company. Of the amount listed above, $12,784.63 was for compensation for services as a director and the remainder as a consultant. Mr. Kroeger passed away on November 26, 1998. Mr. Kroeger's widow will receive his pension as described below under "AIM Funds Retirement Plan for Eligible Directors/Trustees."


AIM Funds Retirement Plan for Eligible Directors/Trustees

         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not an employee of any of the AIM Funds, AIM Management or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible director is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the director) for the number of such director's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any Applicable AIM Fund.


         Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming a specified level of compensation and years of service classifications. The estimated credited years of service for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson, Sklar and Ms. Mathai-Davis are 11, 11, 0, 1, 21, 20, 17, 11, 9, and 0 years, respectively.



                   ESTIMATED ANNUAL BENEFITS UPON RETIREMENT




     ====================================================
                  Number of
                  Years of        Annual Compensation
                Service With           Paid By All
               the Applicable     Applicable AIM Funds
                  AIM Funds            $90,000
     ====================================================
                     10                 $67,500
     ----------------------------------------------------
                      9                 $60,750
     ----------------------------------------------------
                      8                 $54,000
     ----------------------------------------------------
                      7                 $47,250
     ----------------------------------------------------
                      6                 $40,500
     ----------------------------------------------------
                      5                 $33,750
     ====================================================


Deferred Compensation Agreements


         Messrs. Daly, Dunn, Fields, Frischling, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors may elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five
(5) or ten (10) years (depending on the Agreement) beginning on the date the deferring director's retirement benefits commence under the Plan. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Company. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.


INVESTMENT ADVISORY, ADMINISTRATIVE SERVICES AND SUB-ADVISORY AGREEMENTS


         AIM is a wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM was organized in 1976, and, together with its subsidiaries, advises or manages over 110 investment portfolios encompassing a broad range of investment objectives. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Company and their affiliations are shown under "Directors and Officers". AIM Capital, a wholly owned subsidiary of AIM, is engaged in the business of providing investment advisory services to investment companies, corporations, institutions and other accounts.


         AIM and the Company have adopted a Code of Ethics which requires investment personnel and certain other employees (a) to pre-clear personal securities transactions subject to the Code of Ethics, (b) to file reports or duplicate confirmations regarding such transactions, (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund, and (d) abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits investment personnel and all other AIM employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

         The Funds have entered into a Master Investment Advisory Agreement (the "Master Advisory Agreement") and a Master Administrative Services Agreement (the "Master Administrative Services Agreement") with AIM. In addition, AIM has entered into a Master Sub-Advisory Agreement (the "Master Sub-Advisory Agreement") with AIM Capital with respect to Charter, Weingarten and Constellation.

         Under the terms of the Master Advisory Agreement, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. AIM will not be liable to the Funds or their shareholders except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         Pursuant to the Master Administrative Services Agreement, AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Funds, including the services of a principal financial officer of the Funds and related staff. As compensation to AIM for its services under the Master Administrative Service Agreements, the Funds reimburse AIM for expenses incurred by AIM or its subsidiaries in connection with such services.

         Under the terms of the Master Sub-Advisory Agreement, AIM has appointed AIM Capital to provide certain investment advisory services for each of Charter, Constellation and Weingarten, subject to overall supervision by AIM and the Company's Board of Directors. Certain of the directors and officers of AIM Capital are also executive officers of the Company.

         Both the Master Advisory Agreement and the Master Sub-Advisory Agreement provide that the Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM or AIM Capital, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to directors and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Company on behalf of the Fund in connection with membership in investment company organizations, the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders and all other charges and costs of the Funds' operations unless otherwise explicitly provided.

         The Master Advisory Agreement and the Master Sub-Advisory Agreement each provide that if, for any fiscal year, the total of all ordinary business expenses of any Fund, including all investment advisory fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses, such as litigation, exceed the applicable expense limitations imposed by state securities regulations in any state in which such Fund's shares are qualified for sale, as such limitations may be raised or lowered from time to time, the aggregate of all such investment advisory fees with respect to such Fund shall be reduced by the amount of such excess. The amount of any such reduction to be borne by AIM shall be deducted from the monthly investment advisory fees otherwise payable to AIM with respect to such Fund during such fiscal year. If required pursuant to such state securities regulations, AIM will reimburse each Fund, no later than the last day of the first month of the next succeeding fiscal year, for any such annual operating expenses (after reduction of all investment advisory fees in excess of such limitation).


         The Master Advisory Agreement and the Master Sub-Advisory Agreement will continue from year to year only if such continuance is specifically approved at least annually by (i) the Company's Board of Directors or the vote of a "majority of the outstanding voting securities" of the Funds (as defined in the 1940 Act), and (ii) the affirmative vote of a majority of the directors who are not parties to the agreements or "interested persons" of any such party (the "Non-Interested Directors") by votes cast in person at a meeting called for such purpose. Each agreement provides that the Funds, AIM (in the case of the Master Advisory Agreement) or AIM Capital (in the case of the Master Sub-Advisory Agreement) may terminate such agreement on 60 days' written notice without penalty. Each agreement terminates automatically in the event of its assignment.



         In order to increase the return to investors, AIM may from time to time waive or reduce its fee or reimburse expenses while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year. Fee waivers or reductions, other than those set forth in the Master Advisory Agreement, may not be terminated without approval of the Board of Directors. Fee waivers or reductions set forth in the Master Advisory Agreement may not be terminated without shareholder approval.


         AIM has initiated a voluntary reduction of advisory fees for Charter, Constellation and Weingarten at net asset levels higher than those currently incorporated in the advisory fee schedule. Accordingly, with respect to each of Charter and Constellation, AIM receives a fee calculated at an annual rate of 1.0% of the first $30 million of such Fund's average daily net assets, plus 0.75% of such Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of such Fund's average daily net assets in excess of $150 million. With respect to Weingarten, AIM's fee is calculated at an annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. With respect to Aggressive Growth, AIM's fee is calculated at an annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. With respect to Blue Chip and Capital Development, AIM is entitled to receive a fee calculated at an annual rate of 0.75% of the first $350 million of such Fund's average daily net assets, plus 0.625% of such Fund's average daily net assets in excess of $350 million. With respect to Large Cap, AIM is entitled to receive a fee calculated at an annual rate of 0.75% of the first $1 billion of such Fund's average daily net assets, plus 0.70% of such Fund's average daily net assets in excess of $1 billion to and including $2 billion, plus 0.625% of such Fund's average daily net assets in excess of $2 billion. As compensation for its services, AIM pays 50% of the advisory fees it receives pursuant to the Master Advisory Agreement with respect to Charter, Constellation and Weingarten to AIM Capital.

         Each Fund paid to AIM the following advisory fees net of any expense limitations (fee waivers) for the years ended October 31, 1998, 1997 and 1996:


                                                      1998                 1997              1996
                                                      ----                 ----              ----
         Aggressive Growth......................    $21,617,925         $19,244,957       $16,492,564
         Blue Chip..............................      8,680,763           3,154,473           256,773*
         Capital Development....................      7,886,238           3,371,800           280,248**
         Charter................................     31,058,588          24,725,606        16,529,891
         Constellation..........................     86,555,468          80,116,284        57,614,412
         Weingarten.............................     40,657,216          35,300,671        29,960,379


* For the period from June 3, 1996 (date of acquisition) through September 30, 1996 it was $188,544, and for the period October 1, 1996 through October 31, 1996 it was $68,229.

** For the period from June 17, 1996 (date operations commenced) through October 31, 1996.

         For the fiscal year ended October 31, 1998, 1997 and 1996, AIM waived advisory fees for each Fund as follows:


                                                          1998              1997              1996
                                                          ----              ----              ----
         Aggressive Growth......................       $         0     $          0      $          0
         Blue Chip..............................                 0          100,380            26,433*
         Capital Development....................                 0          262,189           144,946**
         Charter................................           762,337          498,463           156,975
         Constellation..........................         3,074,705        2,805,955         1,869,383
         Weingarten.............................         2,917,461        2,187,021         1,458,804


* For the period from June 3, 1996 (date of acquisition) through September 30, 1996 it was $19,409, and for the period October 1, 1996 through October 31, 1996 it was $7,024.

** For the period from June 17, 1996 (date operations commenced) through October 31, 1996.

         Prior to June 3, 1996, the investment advisor to Blue Chip was Baird. Baird was also the Fund's distributor. Baird is an indirect partially-owned subsidiary of, and controlled by, The Northwestern Mutual Life Insurance Company. The BBC Fund and Baird entered into an investment advisory agreement pursuant to which Baird furnished continuous investment advisory services to the BBC Fund. That investment advisory agreement was terminated in connection with the reorganization of the BBC Fund. For the period October 1, 1995 through June 3, 1996 the BBC Fund paid Baird fees of $370,615.

         AIM, in turn, paid the following sub-advisory fees to AIM Capital, as sub-advisor for Charter, Constellation and Weingarten, for the years ended October 31, 1998, 1997 and 1996:


                                                       1998                1997                1996
                                                       ----                ----                ----
         Charter................................    $ 15,529,294        $12,362,803        $  8,264,946
         Constellation..........................      43,277,734         40,058,142          28,807,206
         Weingarten.............................      20,328,608         17,650,335          14,980,190


         The Master Administrative Services Agreement provides that AIM may perform or arrange for the performance of certain accounting and, shareholder services and other administrative services to each Fund which are not required to be performed by AIM under the Master Advisory Agreement. For such services, AIM would be entitled to receive from each Fund reimbursement of its costs or such reasonable compensation as may be approved by the Company's Board of Directors. The Master Administrative Services Agreement will continue from year to year only if such continuance is specifically approved at least annually by (i) the Company's Board of Directors or the vote of a "majority of the outstanding voting securities" of the Funds (as defined in the 1940 Act), and (ii) the affirmative vote of a majority of the Non-Interested Directors by votes cast in person at a meeting called for such purpose.


         In addition, the Transfer Agency and Service agreement for the Fund provides that AFS, a registered transfer agent and wholly-owned subsidiary of AIM, will perform certain shareholder services for the Fund for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares, prepare and transmit payments for dividends and distributions declared by the Fund, maintain shareholder accounts and provide shareholders with information regarding the Fund and their accounts.

         The Funds paid AIM the following amounts as reimbursement of administrative services costs for the years ended October 31, 1998, 1997 and 1996:


                                                          1998                1997             1996
                                                          ----                ----             ----

         Aggressive Growth...................      $      108,996         $    97,609      $   97,857
         Blue Chip...........................              85,043              73,653          20,545*
         Capital Development.................              85,252              74,810          19,841**
         Charter.............................             152,008             127,908          14,489
         Constellation.......................             295,926             251,513         212,800
         Weingarten..........................             179,633             163,243         132,643


* For the period from June 3, 1996 (date of acquisition) through September 30, 1996 it was $16,236 and for the period October 1, 1996 through October 31, 1996 it was $4,309.

** For the period from June 17, 1996 (date operations commenced) through October 31, 1996.

         Prior to June 3, 1996, Fiduciary Management, Inc. ("FMI") served as the administrator to the BBC Fund. Pursuant to the administration agreement between FMI and the BBC Fund, FMI prepared and maintained the books, accounts and other documents required by the 1940 Act, determined the fund's net asset value, responded to shareholder inquiries, prepared the fund's financial statements and excise tax returns, prepared reports and filings with the Securities and Exchange Commission, furnished statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, and maintained the fund's financial accounts and records and generally assisted in all aspects of the fund's operations other than portfolio management. This administration agreement terminated in connection with the corporate reorganization of the BBC Fund.


                             THE DISTRIBUTION PLANS

         THE CLASS A AND C PLAN. The Company has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A and Class C shares of the Funds (the "Class A and C Plan"). The Class A and C Plan provides that the Class A shares pay 0.35% per annum of their daily average net assets in the case of Blue Chip, Capital Development and Large Cap, 0.30% per annum of their average daily net assets in the case of Charter, Constellation and Weingarten and 0.25% per annum of the average net assets of Aggressive Growth as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Under the Class A and C Plan, Class C shares of Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Large Cap and Weingarten pay compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class C shares. The Class A and C Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of a Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A and Class C shares of each Fund and who provide continuing personal services to their customers who own Class A and Class C shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan. Activities appropriate for financing under the Class A and C Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A and C Plan.

         Of the aggregate amount payable under the Class A and C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A and C Plan. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

         THE CLASS B PLAN. The Company has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Large Cap and Weingarten (the "Class B Plan", and collectively with the Class A and C Plan, the "Plans"). Under the Class B Plan, Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Large Cap and Weingarten pay compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, the Funds pay a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including, but not limited to, printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan.

         BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Fund's shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Fund's shares; and providing such other information and services as the Funds or the customer may reasonably request.

         Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Funds and the Company; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold shares of the Funds; and such other administrative services as the Funds reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

         The Company may also enter into Variable Group Annuity Contractholder Service Agreements ("Variable Contract Agreements") on behalf of Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Large Cap and Weingarten authorizing payments to selected insurance companies offering variable annuity contracts to employers as funding vehicles for retirement plans qualified under Section 401(a) of the Code. Services provided pursuant to such Variable Contract Agreements may include some or all of the following: answering inquiries regarding the Fund and the Company; performing sub-accounting; establishing and maintaining Contractholder accounts and records; processing and bunching purchase and redemption transactions; providing periodic statements of contract account balances; forwarding such reports and notices to Contractholders relative to the Fund as deemed necessary; generally, facilitating communications with Contractholders concerning investments in a Fund on behalf of Plan participants; and performing such other administrative services as deemed to be necessary or desirable, to the extent permitted by applicable statute, rule or regulation to provide such services.

         Under a Shareholder Service Agreement, the Funds agree to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Funds' shares are held.

         The Plans are subject to any applicable limitations imposed from time to time by rules of the National Association of Securities Dealers, Inc.

         AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its 12b-1 fee for Class A and Class C shares, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year.

         Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.


         For the fiscal year ended October 31, 1998, with respect to Class A shares, Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation and Weingarten paid AIM Distributors under the Class A and C Plan $8,542,170, $2,772,279, $2,504,089, $11,101,044, $41,684,536 and $18,567,575,
respectively, or an amount equal to 0.25%, 0.35%, 0.35%, 0.30%, 0.30%, and 0.30%, respectively, of the Fund's Class A shares average daily net assets.



         For the fiscal year ended October 31, 1998, with respect to Class B shares, Blue Chip, Capital Development, Charter and Weingarten paid AIM Distributors under the Class B Plan $4,951,574, $4,422,958, $12,843,741 and $6,185,890, respectively, or an amount equal to 1.00%, 1.00%, 1.00% and 1.00%, respectively, of the Fund's Class B shares average daily net assets. For the period November 3, 1997 (date operations commenced) through October 31, 1998, with respect to Class B shares, Constellation paid AIM Distributors under the Class B Plan $1,576,409, or an amount equal to 1.00% of the Class B shares average daily net assets.

         For the fiscal year ended October 31, 1998, with respect to Class C shares, Blue Chip, Capital Development, Charter, Constellation and Weingarten paid AIM Distributors under the Class A and C Plan $315,731, $340,482, $216,922, $506,546 and $125,198, respectively, or an amount equal to 1.00%, 1.00%, 1.00%,
1.00% and 1.00%, respectively, of the Fund's Class C shares average daily net assets on an annualized basis.

         An estimate by category of actual fees paid by the following Funds under the Class A and C Plan during the year ended October 31, 1998, were allocated as follows:


                             AGGRESSIVE                    CAPITAL
                               GROWTH       BLUE CHIP    DEVELOPMENT    CHARTER    CONSTELLATION   WEINGARTEN
                             ----------     ---------    -----------    -------    -------------   ----------

CLASS A

Advertising                 $   247,250   $   403,517   $   429,227   $ 1,373,461   $ 4,647,983   $ 2,170,093

Printing and mailing             25,044        41,918        44,213       140,986       474,074       222,499
prospectuses, semi-
annual reports and
annual reports
(other than to current
shareholders)

Seminars                         52,355        92,305        91,876       299,122       998,359       473,819

Compensation to                       0             0             0             0             0       657,057
Underwriters to partially
offset other marketing
expenses

Compensation to               8,217,521     2,234,544     1,938,774     9,287,474    35,564,121    15,044,107
Dealers including
finder's fees

Compensation to                       0             0             0             0             0             0
Sales Personnel

Annual Report Total           8,542,170     2,772,284     2,504,090    11,101,043    41,684,537    18,567,575

    An estimate by category of actual fees paid by the following Funds under the Class B Plan during the year ended October 31, 1998, were allocated as follows:


                                                 CAPITAL
                                 BLUE CHIP     DEVELOPMENT      CHARTER      CONSTELLATION     WEINGARTEN
                                 ---------     -----------      -------      -------------     ----------
CLASS B

Advertising                       569,530     $   532,496     $   798,722     $   270,819     $   363,136

Printing and mailing               59,219          54,748          82,110          28,814          37,527
prospectuses, semi-
annual reports and
annual reports
(other than to current
shareholders)

Seminars                          130,136         114,552         175,158          69,778          80,366

Compensation to                 3,713,613       3,317,219       9,632,806       1,182,307       4,639,418
Underwriters to partially
offset other marketing
expenses

Compensation to                   478,987         403,943       2,154,945          24,692       1,065,443
Dealers

Compensation to                         0               0               0               0               0
Sales Personnel

Annual Report Totals            4,951,485       4,422,958      12,843,741       1,576,410       6,185,890



         An estimate by category of actual fees paid by the following Funds under the Class A and C Plan during the fiscal year ended October 31, 1998, were allocated as follows:


                                             CAPITAL
                              BLUE CHIP    DEVELOPMENT  CHARTER   CONSTELLATION  WEINGARTEN
                              ---------    -----------  -------   -------------  ----------
CLASS C

Advertising                   $  8,874     $ 49,003     $ 31,654     $ 70,101     $ 17,777

Printing and mailing               945        5,110        3,313        7,306        1,881
prospectuses, semi-
annual reports and
annual reports
(other than to current
shareholders)

Seminars                         1,862        9,758        6,441       15,104        3,483

Compensation to                236,799      255,361      162,692      379,909       93,898
Underwriters to partially
offset other marketing
expenses

Compensation to                 67,253       21,248       12,822       34,126        8,159
Dealers including
finder's fees

Compensation to                      0            0            0            0            0
Sales Personnel

Annual Report Totals           315,733      340,480      216,922      506,546      125,198

         The Plans require AIM Distributors to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Directors reviews these reports in connection with their decisions with respect to the Plans.

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Directors"). In approving the Plans in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Fund and its respective shareholders.

         The Plans do not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         Unless the Plans are terminated earlier in accordance with their terms, the Plans continue in effect until June 30, 1999, and thereafter, each Plan continues as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.

         The Plans may be terminated by the vote of a majority of the Qualified Directors, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the directors, including a majority of the Qualified Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors. In the event the Class A and C Plan is amended in a manner which the Board of Directors determines would materially increase the charges paid by holders of Class A shares under the Class A and C Plan, the Class B shares of the Fund will no longer convert into Class A shares of the Fund unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Directors will (i) create a new class of shares of the Fund which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment, and (ii) ensure that the existing Class B shares of the Fund will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

         The principal differences between the Class A and C Plan and the Class B Plan are: (i) the Class A and C Plan allows payment to AIM Distributors or to dealers or financial institutions of up to .35% of average daily net assets of Blue Chip, Capital Development and Large Cap Class A shares, .30% of average daily net assets of Charter, Constellation and Weingarten's Class A shares and up to .25% of average daily net assets of Aggressive Growth's Class A shares as compared to 1.00% of such assets of Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Large Cap and Weingarten's Class B shares;
(ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors unless there has been a complete termination of the Class B Plan (as defined in such Plan); and (iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.


                                 THE DISTRIBUTOR

         The Company has entered into distribution arrangements with AIM Distributors, P.O. Box 4739, Houston, TX 77210-4739, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor in the continuous offering of Class A, Class B and Class C shares of the Funds. Certain directors and officers of the

Company are affiliated with AIM Distributors. The Company has entered into a Master Distribution Agreement with AIM Distributors relating to the Class A shares and Class C shares of the Funds and a Master Distribution Agreement with AIM Distributors relating to the Class B shares of the Funds. Both such Master Distribution Agreements are hereinafter collectively, referred to as the "Distribution Agreements."


         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Retail Classes of the Funds directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Funds at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of each Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors.

         The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing prospectuses and statements of additional information of the Funds relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Funds), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Funds' shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.


         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B shares of the Funds and Class C shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares.


         In the future, if multiple distributors serve Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, Large Cap or Weingarten, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of such Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         The Company (on behalf of any class of the Funds) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the

Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not effect the obligations of Class B shareholders to pay contingent deferred sales charges.

         From time to time, AIM Distributors may transfer and sell its right to payments under the Distribution Agreements relating to Class B shares in order to finance distribution expenditures in respect of Class B shares.

         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the years or periods ended October 31, 1998, 1997 and 1996:


                                      1998                           1997                             1996
                                      ----                           ----                             ----

                              SALES         AMOUNT            SALES         AMOUNT            SALES           AMOUNT
                             CHARGES       RETAINED          CHARGES       RETAINED          CHARGES         RETAINED
                             -------       --------          -------       --------          -------         --------
Aggressive Growth          $ 4,551,806       763,601       $42,392,109    $ 5,850,410     $ 11,683,056      $ 2,111,788
Blue Chip..............      9,984,437     1,557,995         7,418,585      1,139,512        1,000,546          144,343
Capital Development....     10,092,451     1,536,318         7,852,157      1,212,125        6,850,693          926,213
Charter................     12,198,981     1,892,699        13,683,388      2,129,799       16,469,061        2,705,618
Constellation..........     34,242,618     5,261,392        68,714,717     10,566,898      105,245,937       19,558,836
Weingarten.............     10,455,825     1,654,675         9,534,039      1,521,630       13,202,260        2,259,328



         The following chart reflects the contingent deferred sales charges paid by Class A shareholders of Blue Chip, Charter, Constellation and Weingarten for the fiscal years ended October 31, 1998, 1997 and 1996 and by Class A shareholders of Aggressive Growth for the fiscal year ended October 31, 1998, and for the Class A shareholders of Capital Development for the fiscal years ended October 31, 1998, 1997 and for the period June 17, 1996 (date operations commenced) through October 31, 1996, and by Class B shareholders of Charter and Weingarten for the fiscal years ended October 31, 1998, 1997 and 1996 and by Class B shareholders of Blue Chip and Capital Development for the fiscal years ended October 31, 1998, 1997 and for the period October 1, 1996 (inception date of Class B shares) through October 31, 1996, and for the Class C shareholders of all Funds for the fiscal year ended October 31, 1998 and for the period August 4, 1997 (inception date for Class C shares) through October 31, 1997.



                                                               1998            1997         1996
                                                               ----            ----         ----
                Aggressive Growth..........................  $ 86,211             N/A          N/A
                Blue Chip..................................    61,498       $  50,289          N/A
                Capital Development........................   108,532          14,049      $   733
                Charter....................................   161,792          62,653        2,497
                Constellation..............................   510,316         253,473          N/A
                Weingarten.................................    55,685          38,015       34,185


         Shares of the BBC Fund were sold at a public offering price which included a sales charge. The BBC Fund waived its sales charge in connection with sales to specified types of investors and on purchases of $1,000,000 or more, but imposed a contingent deferred sales charge upon the redemption of certain shares so purchased, which contingent deferred sales charge was paid to Baird.


                      SALES CHARGES AND DEALER CONCESSIONS

         CATEGORY I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund, AIM Advisor MultiFlex Fund, AIM Aggressive Growth Fund, AIM Asian Growth Fund, AIM Basic Value Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM European

Development Fund, AIM Europe Growth Fund, AIM Global Utilities Fund, AIM Global Growth & Income Fund, AIM International Equity Fund, AIM Japan Growth Fund, AIM Large Cap Growth Fund, AIM Mid Cap Equity Fund, AIM New Pacific Growth Fund, AIM Select Growth Fund, AIM Small Cap Growth Fund, AIM Small Cap Opportunities Fund, AIM Value Fund and AIM Weingarten Fund.

                                                                                                    Dealer
                                                                Investor's Sales Charge           Concession
                                                                -----------------------           ----------
                                                                                                     As a
                                                                 As a            As a             Percentage
                                                              Percentage      Percentage            of the
                                                             of the Public    of the Net            Public
                     Amount of Investment in                   Offering         Amount             Offering
                       Single Transaction                        Price         Invested              Price
                       ------------------                        -----         --------              -----

                          Less than $   25,000                  5.50%           5.82%               4.75%
             $ 25,000 but less than $   50,000                  5.25            5.54                4.50
             $ 50,000 but less than $  100,000                  4.75            4.99                4.00
             $100,000 but less than $  250,000                  3.75            3.90                3.00
             $250,000 but less than $  500,000                  3.00            3.09                2.50
             $500,000 but less than $1,000,000                  2.00            2.04                1.60


         CATEGORY II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM Advisor Real Estate Fund, AIM Balanced Fund, AIM Developing Markets Fund, AIM Emerging Markets Debt Fund, AIM Global Aggressive Growth Fund, AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Government Income Fund, AIM Global Growth Fund, AIM Global Health Care Fund, AIM Global Income Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications Fund, AIM Global Trends Fund, AIM High Income Municipal Fund, AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Latin American Fund, AIM Municipal Bond Fund, AIM Strategic Income Fund and AIM Tax-Exempt Bond Fund of Connecticut.

                                                                                                    Dealer
                                                                Investor's Sales Charge           Concession
                                                                -----------------------           ----------
                                                                                                     As a
                                                                 As a            As a             Percentage
                                                              Percentage      Percentage            of the
                                                             of the Public    of the Net            Public
                     Amount of Investment in                   Offering         Amount             Offering
                       Single Transaction                        Price         Invested              Price
                       ------------------                        -----         --------              -----

                          Less than $    50,000                  4.75%           4.99%               4.00%
             $ 50,000 but less than $   100,000                  4.00            4.17                3.25
             $100,000 but less than $   250,000                  3.75            3.90                3.00
             $250,000 but less than $   500,000                  2.50            2.56                2.00
             $500,000 but less than $ 1,000,000                  2.00            2.04                1.60

         CATEGORY III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

                                                                                                    Dealer
                                                                Investor's Sales Charge           Concession
                                                                -----------------------           ----------
                                                                                                     As a
                                                                 As a            As a             Percentage
                                                              Percentage      Percentage            of the
                                                             of the Public    of the Net            Public
                     Amount of Investment in                   Offering         Amount             Offering
                       Single Transaction                        Price         Invested              Price
                       ------------------                        -----         --------              -----

                     Less than   $  100,000                      1.00%           1.01%               0.75%
        $100,000 but less than   $  250,000                      0.75            0.76                0.50
        $250,000 but less than   $1,000,000                      0.50            0.50                0.40

        There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

        ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.


        In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.


        AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM Limited Maturity Treasury Fund, and in an amount up to 0.25% of such purchases of Class A shares of AIM Tax-Free Intermediate Fund.

        AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

        AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.


        AIM Distributors may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A Shares of all AIM Funds except AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund and AIM Tax-Exempt Cash Fund sold at net asset value to an employee benefit plan as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM Limited Maturity Treasury Fund sold at net asset value to an employee benefit plan in accordance with this paragraph.



                       REDUCTIONS IN INITIAL SALES CHARGES

        Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of the AIM Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

        The term "purchaser" means:

        o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

        o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

              a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

              b. each transmittal must be accompanied by a single check or wire transfer; and

              c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

        o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) and 457 plans, although more than one beneficiary or participant is involved;

        o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or a Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified the distributor in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

        o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

         1. LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund, and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

         Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

         To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

         2. RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a fund; (b) exchanges of shares of certain other funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a fund.

         The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

         o       AIM Management and its affiliates, or their clients;

         o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds,--Registered Trademark-- and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

         o Any current or retired officer, director, or employee (and members of their immediate family), of CIGNA Corporation or its affiliates, or of First Data Investor Services Group; and any deferred compensation plan for directors of investment companies sponsored by CIGNA Investments, Inc. or its affiliates;

         o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

         o       Purchases through approved fee-based programs;


         o Employee benefit plans designated as purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreements with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Small Cap Opportunities Fund by such plans are subject to initial sales charges;



         o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;



         o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds.



         o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;


         o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

         o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds; and

         o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time.

         As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.


                   CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

         CDSCs will not apply to the following:

         o Additional purchases of Class C shares of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund, AIM Advisor MultiFlex Fund and AIM Advisor Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         o       Redemptions following the death or post-purchase disability of
                 (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         o       Certain distributions from individual retirement accounts,
                 Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

         o Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         o Liquidation by the Fund when the account value falls below the minimum required account size of $500;

         o       Investment account(s) of AIM; and

         o Class C shares where the investor's dealer or record notifies the distributor prior to the time of investment that the dealer waives the payment otherwise payable to him.

         Upon the redemption of shares in Categories I and II purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

         o       Shares held more than 18 months;

         o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

         o       Private foundations or endowment funds;

         o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

         o Shares acquired by exchange from Class A shares in Categories I and II unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the Class A shares.


                        HOW TO PURCHASE AND REDEEM SHARES


         A complete description of the manner by which shares of the Funds may be purchased appears in each Prospectus under the caption "Purchasing Shares - How to Purchase Shares."


         The sales charge normally deducted on purchases of Class A shares of the Funds is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons, who because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are under the caption "Reductions in Initial Sales Charges - Purchases at Net Asset Value".



         Complete information concerning the method of exchanging shares of the Funds for shares of the other mutual funds managed or advised by AIM is set forth in each Prospectus under the caption "Exchanging Shares."



         Information concerning redemption of the Funds' shares is set forth in the Prospectus under the caption "Redeeming Shares - How to Redeem Shares." Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the obligation of the Funds to redeem shares, AIM Distributors also repurchases shares. AIM intends to redeem all shares of the Funds in cash. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of the Fund next determined after such order is received. Such arrangement is subject to timely receipt by AFS of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by AIM Distributors (other than any applicable
CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.


         The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

BACKUP WITHHOLDING


         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.


         Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:

         (1)  the investor fails to furnish a correct TIN to the Fund, or
         (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or
         (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or
         (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or
         (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

          Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

          Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

    o     a corporation

    o an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)

    o     the United States or any of its agencies or instrumentalities

    o a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

    o a foreign government or any of its political subdivisions, agencies or instrumentalities

    o an international organization or any of its agencies or instrumentalities

    o     a foreign central bank of issue

    o a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

    o a futures commission merchant registered with the Commodity Futures Trading Commission

    o     a real estate investment trust

    o     an entity registered at all times during the tax year under the 1940
          Act

    o     a common trust fund operated by a bank under Section 584(a)

    o     a financial institution

    o a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

    o     a trust exempt from tax under Section 664 or described in Section 4947

          Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

          IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

          NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                          NET ASSET VALUE DETERMINATION

          In accordance with the current rules and regulations of the SEC, the net asset value of a share of each Fund is determined once daily as of the close of trading of the NYSE (generally 4:00 p.m. Eastern Time), on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern
Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available fifteen (15) minutes after the close of trading on the NYSE will generally be used. The net asset values per share of the Retail Classes and the Institutional Class will differ because different expenses are attributable to each class. The income or loss and the expenses (except those listed below) of a Fund are allocated to each class on the basis of the net assets of the Fund allocable to each such class, calculated as of the close of business on the previous business day, as adjusted for the current day's shareholder activity of each class. Distribution and service fees and transfer agency fees (to the extent different rates are charged to different classes) are allocated only to the class to which such expenses relate. The net asset value per share of a class is determined by subtracting the liabilities (e.g., the expenses) of the Fund allocated to the class from the assets of the Fund allocated to the class and dividing the result by the total number of shares outstanding of such class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.


          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market system) is valued on the basis of prices provided by independent pricing services. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or lacking a last sale, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as dividend rate, yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or for which market quotations are not reflective of fair value are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having sixty (60) days or less to maturity are valued at amortized cost, which approximates market value. (See also "Purchasing Shares - How to Purchase Shares," and "Redeeming Shares - How to Redeem Shares" and "Pricing of Shares" in each Prospectus.)


          Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.

          Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor can not exchange or redeem shares of the Fund.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

          Income dividends and capital gains distributions are automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." If a shareholder's account does not have any shares in it on a dividend or capital gains distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

TAX MATTERS

          The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

          Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.


          Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gains to redemptions of Fund shares and will reduce the amount of such income and gains that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gains to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.


          In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

          In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the companies, and securities of other issuers, the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

          If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY

          In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

          In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (a) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (b) the asset is otherwise held by the Fund as part of a "straddle", or (c) the asset is stock and the Fund grants certain call options with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position. Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will generally be treated as a short-term capital gain or loss. In the case of covered options, gain or loss may be long-term.

          Other hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date) unless the closed transaction exception applies.

          Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term (taxable at a maximum rate of 20% for non-corporate shareholders) and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

          Because application of the rules governing Section 1256 contracts and constructive sales may affect the character of gains or losses and/or accelerate the recognition of gains or losses from the affected investment positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased as compared to a fund that did not engage in transactions involving Section 1256 contracts or constructive sales.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

          A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

          For purposes of the excise tax, a regulated investment company shall
(a) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year, and (b) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

          Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

          Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations only to the extent discussed below.


          A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. A shareholder of a Fund electing to use equalization accounting, however, is likely to be taxed on less gain recognized prior to the date the shareholder acquires his shares since such gain will in many cases have been allocated to shares of the Fund that have previously been redeemed. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

          Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (a) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code Section 246(c)(3)and(4) (i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend, and (ii) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, has granted certain options to buy or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (b) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (c) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends received deduction for a corporate shareholder may be disallowed or reduced (a) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund, or (b) by application of Code Section 246(b) which in general limits the dividends received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends received deduction and certain other items).

          Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. For taxable years beginning after 1997, however, certain small corporations are wholly exempt from the AMT.

          Investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Funds to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known.

          Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

          Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

          In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

          Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

          The Funds will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (a) who has provided either an incorrect tax identification number or no number at all, (b) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (c) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES

          A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within thirty (30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and
(4) (discussed above in connection with the dividends received deduction for corporations) generally will apply in determining the holding period of shares. Long-term capital gains of non-corporate taxpayers are currently taxed at a maximum rate that in some cases may be 19.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

          If a shareholder (a) incurs a sales load in acquiring shares of a Fund, (b) disposes of such shares less than 91 days after they are acquired, and
(c) subsequently acquires shares of the Fund or another Fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired.


REINSTATEMENT PRIVILEGE



          For federal income tax purposes, exercise of your reinstatement privilege may increase the amount of gain or reduce the amount of loss recognized in the original redemption transaction, because the initial sales charge will not be taken into account in determining such gain or loss to the extent there has been a reduction in the initial sales charge.


FOREIGN SHAREHOLDERS

          Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and return of capital distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gains.

          If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

          In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

          The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

          Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                             SHAREHOLDER INFORMATION

          This information supplements the discussion in each Fund's Prospectus under the title "Shareholder Information."

          TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

          SHARE CERTIFICATES. AIM Funds will issue share certificates upon written request to AFS. Otherwise, shares are held on the shareholder's behalf and recorded on the Fund books. AIM Funds will not issue certificates for shares held in prototype retirement plans.

          SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

          Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the AIM Funds and AIM Cash Reserve Shares of AIM Money Market Fund), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

          Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

          TERMS AND CONDITIONS OF EXCHANGES. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

          EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

          By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.


          REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.


          SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.


          Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


          DIVIDENDS AND DISTRIBUTIONS. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

          For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date.

          Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

          Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

          Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.


                            MISCELLANEOUS INFORMATION

CHARGES FOR CERTAIN ACCOUNT INFORMATION

          The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

AUDIT REPORTS

          The Board of Directors will issue semi-annual reports of the transactions of the Funds to the shareholders. Financial statements, audited by independent auditors, will be issued annually. The firm of KPMG LLP, 700 Louisiana, NationsBank Building, Houston, Texas 77002, currently serves as the auditors of each Fund.

LEGAL MATTERS


          Legal matters for the Company have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania.


CUSTODIAN AND TRANSFER AGENT


          State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Funds and performs certain other ministerial duties. A I M Fund Services, Inc., a wholly owned subsidiary of AIM, P. O. Box 4739, Houston, Texas 77210-4739, acts as transfer and dividend disbursing agent for the Funds. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay the Custodian and the Transfer Agent such compensation as may be agreed upon from time to time.


          Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as Sub-Custodian for retail purchases of the AIM Funds.


          Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") has entered into an agreement with the Company (and certain other AIM Funds), First Data Investor Service Group and Financial Data Services, Inc., pursuant to which MLPF&S has agreed to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).


PRINCIPAL HOLDERS OF SECURITIES

AGGRESSIVE GROWTH


         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A shares of Aggressive Growth as of February 1, 1999, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:



                                                       PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                       OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------

RETAIL CLASS A SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                     16.77%                         - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246





-------------------
* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

BLUE CHIP


         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Blue Chip as of February 1, 1999, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:



                                                       PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                       OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------

RETAIL CLASS A SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                     7.97%                          - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

RETAIL CLASS B SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                     11.80%                         - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

RETAIL CLASS C SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                     17.07%                         - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246


CAPITAL DEVELOPMENT


         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Capital Development as of February 1, 1999, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:



                                                       PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                       OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------

RETAIL CLASS A SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                     13.33%                         - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246


-------------------
* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                                                       PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                       OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------

RETAIL CLASS B SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                     16.38%                         - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

RETAIL CLASS C SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                     22.22%                         - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246



CHARTER


         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Charter as of February 1, 1999, and the Institutional Class of Charter as of February 1, 1999, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:



                                                       PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                       OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------

RETAIL CLASS A SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                     14.12%                         - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

Great-West Life and Annuity Insurance Co.                 6.98%                        - 0 -
401(k) Unit Valuations
Attn: Rod Switzer 2T2
8515 E. Orchard
Englewood, CO 80111



-------------------
* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                                                       PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                       OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------

RETAIL CLASS B SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                      8.56%                         - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

RETAIL CLASS C SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                     18.56%                         - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

INSTITUTIONAL CLASS
Commonwealth of Massachusetts                           95.48%                         - 0 -
One Ashburton Place
12th Floor
Boston, MA  02108


CONSTELLATION


         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Constellation as of February 1, 1999, and of the Institutional Class of Constellation as of February 1, 1999, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:


-------------------
* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                                                       PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                       OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------

RETAIL CLASS A SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                     15.73%                         - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

RETAIL CLASS B SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                      7.37%                         - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

RETAIL CLASS C SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                      26.96%                        - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

INSTITUTIONAL CLASS
-------------------

Nationwide Ohio Variable Account                          39.10%                       - 0 -
P.O. Box 182029
Columbus, Ohio 43218

Commonwealth of Massachusetts                             33.83%                       - 0 -
One Ashburton Place
12th Floor
Boston, MA 02108

Nationwide GPVA                                           11.79%                       - 0 -
P. O. Box 18209
Columbus, OH   43218



-------------------
* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

LARGE CAP


         AIM provided the initial capitalization of Large Cap and, accordingly, as of the date of this Statement of Additional Information, owned more than 25% of the issued and outstanding shares of that Fund and therefore could be deemed to "control" that Fund as that term is defined in the 1940 Act. It is anticipated that after commencement of the public offering of the Fund's shares, AIM will cease to control the Fund for purposes of the 1940 Act.


WEINGARTEN


         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Weingarten as of February 1, 1999, and the Institutional Class of Weingarten as of February 1, 1999, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:



                                                       PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                       OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------

RETAIL CLASS A SHARES
---------------------
Merrill Lynch Pierce Fenner & Smith                     17.79%                         - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

Great-West Life and Annuity                              5.34%                         - 0 -
Insurance Co.
401(K) Unit Valuations
Attn: Rod Switzer 2T2
8515 E. Orchard
Englewood, CO 80111

RETAIL CLASS B SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                     10.34%                         - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

RETAIL CLASS C SHARES
---------------------
Merrill Lynch Pierce Fenner & Smith                     22.64%                         - 0 -
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246



-------------------
* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                                                       PERCENT                     PERCENT OWNED
NAME AND ADDRESS                                       OWNED OF                    OF RECORD AND
OF RECORD OWNER                                      RECORD ONLY*                  BENEFICIALLY
---------------                                      ------------                  ------------

INSTITUTIONAL CLASS
-------------------
Commonwealth of Massachusetts                               89.77%                     - 0 -
One Ashburton Place
12th Floor
Boston, MA 02108

Nationwide GPVA                                              6.22%                     - 0 -
P. O. Box 182029
Columbus, OH 43218




         As of February 1, 1999, the directors/trustees and officers of the Company as a group owned beneficially less than 1% of the outstanding shares of each class of Blue Chip, Charter, Weingarten, Constellation, Aggressive Growth, Capital Development and Large Cap.


OTHER INFORMATION


Each Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Company has filed with the SEC under the 1933 Act and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. The Registration Statement is available for inspection by the public at the SEC in Washington, D.C.



-------------------
* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                                    APPENDIX

                     DESCRIPTION OF COMMERCIAL PAPER RATINGS

STANDARD & POOR'S

         Commercial paper rated by Standard & Poor's has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well-established, and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's Commercial Paper is rated A-1 or A-2. A-1 indicates the degree of safety regarding time of payment is very strong. A-2 indicates that the capacity for timely payment is strong, but that the relative degree of safety is not as overwhelming as for issues designated A-1.

MOODY'S

         Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of a parent company and the relationships which exist with the issuer; and (h) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or Prime-2.


                      DESCRIPTION OF CORPORATE BOND RATINGS

STANDARD & POOR'S

         AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

MOODY'S

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                       INDEPENDENT AUDITORS' REPORT

                       To the Shareholders and Board of Directors
                       AIM Equity Funds, Inc.:

                       We have audited the accompanying statement of assets and liabilities of AIM Aggressive Growth Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Aggressive Growth Fund as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                    /s/ KPMG PEAT MARWICK LLP
                                                    KPMG Peat Marwick LLP

                       Houston, Texas
                       December 4, 1998

SCHEDULE OF INVESTMENTS

October 31, 1998

                                                     MARKET
                                     SHARES          VALUE
COMMON STOCKS-90.80%

AEROSPACE/DEFENSE-0.63%

AAR Corp.                              500,000   $   11,562,500
---------------------------------------------------------------
Aviation Sales Co.(a)                  150,000        4,987,500
---------------------------------------------------------------
                                                     16,550,000
---------------------------------------------------------------

AIR FREIGHT-0.19%

Expeditors International of
  Washington, Inc.                     150,000        5,081,250
---------------------------------------------------------------

AIRLINES-0.88%

Alaska Air Group, Inc.(a)              100,000        3,593,750
---------------------------------------------------------------
ASA Holdings, Inc.                     115,000        4,125,625
---------------------------------------------------------------
Atlantic Coast Airlines Holdings(a)    400,000        9,600,000
---------------------------------------------------------------
Ryanair Holdings plc-ADR(a)(Ireland)   200,000        5,875,000
---------------------------------------------------------------
                                                     23,194,375
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-1.01%

Danaher Corp.                          200,000        7,987,500
---------------------------------------------------------------
Gentex Corp.(a)                        500,000        7,343,750
---------------------------------------------------------------
Keystone Automotive Industries,
  Inc.(a)                              250,000        4,671,875
---------------------------------------------------------------
Tower Automotive, Inc.(a)              300,000        6,675,000
---------------------------------------------------------------
                                                     26,678,125
---------------------------------------------------------------

BANKS (REGIONAL)-2.80%

Bank United Corp.-Class A              200,000        7,968,750
---------------------------------------------------------------
Centennial Bancorp(a)                  131,700        2,164,814
---------------------------------------------------------------
Centura Banks, Inc.                    100,000        6,900,000
---------------------------------------------------------------
Community First Bankshares, Inc.       500,000        9,937,500
---------------------------------------------------------------
First Republic Bank(a)                 300,000        7,425,000
---------------------------------------------------------------
First Washington Bancorp, Inc.         165,000        3,630,000
---------------------------------------------------------------
Provident Bankshares Corp.             210,000        5,355,000
---------------------------------------------------------------
Silicon Valley Bancshares(a)            75,000        1,537,500
---------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.(a)   500,000        7,656,250
---------------------------------------------------------------
Sterling Bancshares, Inc.              225,000        3,206,250
---------------------------------------------------------------
Trustmark Corp.                         72,700        1,394,931
---------------------------------------------------------------
Westamerica Bancorp.                   225,000        7,481,250
---------------------------------------------------------------
Zions Bancorp.                         175,000        9,285,938
---------------------------------------------------------------
                                                     73,943,183
---------------------------------------------------------------

BIOTECHNOLOGY-1.13%

Curative Health Services, Inc.(a)      300,000        8,175,000
---------------------------------------------------------------
ICON plc-ADR(a) (United Kingdom)        50,000        1,400,000
---------------------------------------------------------------
IDEXX Laboratories, Inc.(a)            500,000       11,406,250
---------------------------------------------------------------
PathoGenesis Corp.(a)                  100,000        4,000,000
---------------------------------------------------------------
Pharmaceutical Product Development,
  Inc.(a)                              175,000        4,725,000
---------------------------------------------------------------
                                                     29,706,250
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
BROADCASTING (TELEVISION, RADIO & CABLE)-1.28%

Chancellor Media Corp.(a)              200,000   $    7,675,000
---------------------------------------------------------------
Heftel Broadcasting Corp.(a)           633,400       26,048,575
---------------------------------------------------------------
                                                     33,723,575
---------------------------------------------------------------

BUILDING MATERIALS-0.31%

Group Maintenance America Corp.(a)     110,400        1,428,300
---------------------------------------------------------------
NCI Building Systems, Inc.(a)          200,000        4,325,000
---------------------------------------------------------------
Pameco Corp.(a)                        178,300        2,496,200
---------------------------------------------------------------
                                                      8,249,500
---------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.25%

OM Group, Inc.                         200,000        6,525,000
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-1.78%

Brightpoint, Inc.(a)                 1,500,000       18,375,000
---------------------------------------------------------------
Comverse Technology, Inc.(a)           400,000       18,400,000
---------------------------------------------------------------
Dycom Industries, Inc.(a)              200,000        7,012,500
---------------------------------------------------------------
VideoServer, Inc.(a)                   250,000        3,109,375
---------------------------------------------------------------
                                                     46,896,875
---------------------------------------------------------------

COMPUTERS (HARDWARE)-1.37%

Brooktrout Technology, Inc.(a)         250,000        3,671,875
---------------------------------------------------------------
IDX Systems Corp.(a)                   189,000        8,008,875
---------------------------------------------------------------
Micron Electronics, Inc.(a)            538,500       11,274,844
---------------------------------------------------------------
National Instruments Corp.(a)          275,000        7,528,125
---------------------------------------------------------------
Visual Networks, Inc.(a)               200,000        5,700,000
---------------------------------------------------------------
                                                     36,183,719
---------------------------------------------------------------

COMPUTERS (NETWORKING)-0.71%

Broadcom Corp.(a)                      150,000       12,440,625
---------------------------------------------------------------
International Network Services(a)      150,000        6,375,000
---------------------------------------------------------------
                                                     18,815,625
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.63%

Cybex Computer Products Corp.(a)        45,700        1,450,975
---------------------------------------------------------------
Jabil Circuit, Inc.(a)                 125,000        5,789,063
---------------------------------------------------------------
Network Appliance, Inc.(a)             300,000       16,425,000
---------------------------------------------------------------
QLogic Corp.(a)                         50,000        4,618,750
---------------------------------------------------------------
SMART Modular Technologies, Inc.(a)    325,000        6,825,000
---------------------------------------------------------------
Xircom, Inc.(a)                        264,400        7,799,800
---------------------------------------------------------------
                                                     42,908,588
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-12.26%

American Management Systems, Inc.(a)    32,500          997,344
---------------------------------------------------------------
Aspect Development, Inc.(a)            187,700        5,930,147
---------------------------------------------------------------
Avant! Corp.(a)                        300,000        5,118,750
---------------------------------------------------------------
AVT Corp.(a)                           375,000        8,203,125
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

AXENT Technologies, Inc.(a)            350,000   $    8,793,750
---------------------------------------------------------------
BroadVision, Inc.(a)                   150,000        2,250,000
---------------------------------------------------------------
Business Objects S.A.-ADR(a)(France)   250,000        4,203,125
---------------------------------------------------------------
Check Point Software
  Technologies Ltd.(a) (Israel)        225,000        5,118,750
---------------------------------------------------------------
Citrix Systems, Inc.(a)                250,000       17,718,750
---------------------------------------------------------------
Computer Management Sciences, Inc.(a)  400,000        7,400,000
---------------------------------------------------------------
Concord Communications, Inc.(a)         75,000        2,784,375
---------------------------------------------------------------
Concord EFS, Inc.(a)                   700,000       19,950,000
---------------------------------------------------------------
Documentum, Inc.(a)                    155,300        5,280,200
---------------------------------------------------------------
Eclipsys Corp.(a)                      142,200        3,208,388
---------------------------------------------------------------
Electronics for Imaging, Inc.(a)       300,000        7,218,750
---------------------------------------------------------------
Engineering Animation, Inc.(a)         325,000       14,239,063
---------------------------------------------------------------
Gemstar International Group Ltd.(a)    150,000        8,193,750
---------------------------------------------------------------
HNC Software, Inc.(a)                  225,000        7,565,625
---------------------------------------------------------------
Hyperion Solutions Corp.(a)            427,500       12,825,000
---------------------------------------------------------------
ISS Group, Inc.(a)                      23,000          633,938
---------------------------------------------------------------
Jack Henry & Associates                125,000        5,703,125
---------------------------------------------------------------
Learning Company, Inc. (The)(a)        250,000        6,453,125
---------------------------------------------------------------
Legato Systems, Inc.(a)                200,000        7,825,000
---------------------------------------------------------------
Lycos, Inc.(a)                         400,000       16,250,000
---------------------------------------------------------------
Macromedia(a)                          225,000        4,500,000
---------------------------------------------------------------
Medical Manager Corp.(a)               500,000       12,437,500
---------------------------------------------------------------
Mercury Interactive Corp.(a)           150,000        6,225,000
---------------------------------------------------------------
Mobius Management Systems, Inc.(a)     250,000        2,906,250
---------------------------------------------------------------
PC Connection, Inc.(a)                 280,300        4,274,575
---------------------------------------------------------------
Platinum Technology, Inc.(a)           200,000        3,287,500
---------------------------------------------------------------
QRS Corp.(a)                           101,700        3,864,600
---------------------------------------------------------------
QuadraMed Corp.(a)                     325,000        6,662,500
---------------------------------------------------------------
Rational Software Corp.(a)             625,000       13,984,375
---------------------------------------------------------------
RWD Technologies, Inc.(a)               67,800        1,279,725
---------------------------------------------------------------
Sapient Corp.(a)                        76,000        3,424,750
---------------------------------------------------------------
ScanSource, Inc.(a)                    200,000        3,875,000
---------------------------------------------------------------
Secure Computing Corp.(a)              350,000        4,243,750
---------------------------------------------------------------
Siebel Systems, Inc.(a)                 50,000        1,021,875
---------------------------------------------------------------
Sterling Software, Inc.(a)             200,000        5,237,500
---------------------------------------------------------------
Technisource, Inc.(a)                  100,000          875,000
---------------------------------------------------------------
Transaction Systems Architects, Inc.
  -Class A(a)                          200,000        7,218,750
---------------------------------------------------------------
USWeb Corp.(a)                         300,000        4,312,500
---------------------------------------------------------------
Verio, Inc.(a)                         100,200        1,390,275
---------------------------------------------------------------
Veritas Software Corp.(a)              500,000       25,062,500
---------------------------------------------------------------
Visio Corp.(a)                         325,000        8,653,125
---------------------------------------------------------------
Whittman-Hart, Inc.(a)                 200,000        3,975,000
---------------------------------------------------------------
Wind River Systems(a)                  250,000       10,953,125
---------------------------------------------------------------
                                                    323,529,255
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.70%

Action Performance Companies, Inc.(a)  250,000   $    7,468,750
---------------------------------------------------------------
Blyth Industries, Inc.(a)              400,000       11,050,000
---------------------------------------------------------------
                                                     18,518,750
---------------------------------------------------------------

CONSUMER FINANCE-0.30%

AmeriCredit Corp.(a)                   600,000        8,025,000
---------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.47%

Patterson Dental Co.(a)                300,000       12,375,000
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.32%

AFC Cable Systems, Inc.(a)             150,000        3,693,750
---------------------------------------------------------------
Hadco Corp.(a)                         150,000        4,725,000
---------------------------------------------------------------
Oak Industries, Inc.(a)                200,000        5,412,500
---------------------------------------------------------------
Sanmina Corp.(a)                       300,000       12,300,000
---------------------------------------------------------------
Symbol Technologies, Inc.              450,000       20,137,500
---------------------------------------------------------------
Uniphase Corp.(a)                      200,000        9,900,000
---------------------------------------------------------------
Watsco, Inc.                           300,000        5,081,250
---------------------------------------------------------------
                                                     61,250,000
---------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS)-0.17%

Anicom, Inc.(a)                        500,000        4,468,750
---------------------------------------------------------------

ELECTRONICS (DEFENSE)-0.25%

Aeroflex, Inc.(a)                      575,000        6,468,750
---------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION)-0.63%

Sawtek, Inc.(a)                         88,200        1,780,574
---------------------------------------------------------------
Waters Corp.(a)                        200,000       14,700,000
---------------------------------------------------------------
                                                     16,480,574
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-5.62%

Apex PC Solutions, Inc.(a)             150,000        3,918,750
---------------------------------------------------------------
Applied Micro Circuits Corp.(a)        300,000        7,200,000
---------------------------------------------------------------
Artisan Components, Inc.(a)            555,000        4,058,438
---------------------------------------------------------------
Dallas Semiconductor Corp.             175,000        6,475,000
---------------------------------------------------------------
Flextronics International Ltd.(a)      500,000       25,968,750
---------------------------------------------------------------
Level One Communications, Inc.(a)      500,000       13,156,250
---------------------------------------------------------------
Micrel, Inc.(a)                        100,000        3,287,500
---------------------------------------------------------------
Microchip Technology, Inc.(a)          600,000       16,237,500
---------------------------------------------------------------
PMC-Sierra, Inc.(a)                    200,000        8,975,000
---------------------------------------------------------------
Semtech Corp.(a)                       300,000        7,143,750
---------------------------------------------------------------
Sipex Corp.(a)(b)                      800,000       22,200,000
---------------------------------------------------------------
TranSwitch Corp.(a)                    400,000        9,750,000
---------------------------------------------------------------
Unitrode Corp.(a)                      300,000        3,768,750
---------------------------------------------------------------
Vitesse Semiconductor Corp.(a)         500,000       16,125,000
---------------------------------------------------------------
                                                    148,264,688
---------------------------------------------------------------

ENTERTAINMENT-0.70%

Cinar Films Inc.-Class B(a)(Canada)    121,000        2,556,125
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
ENTERTAINMENT-(CONTINUED)

SFX Entertainment, Inc.-Class A(a)     500,000   $   15,812,500
---------------------------------------------------------------
                                                     18,368,625
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.06%

Insignia/ESG Holdings, Inc.(a)         266,666        3,399,992
---------------------------------------------------------------
NCO Group, Inc.(a)                     250,000        7,875,000
---------------------------------------------------------------
SEI Investments Co.                    200,000       16,575,000
---------------------------------------------------------------
                                                     27,849,992
---------------------------------------------------------------

FOODS-1.27%

American Italian Pasta Co.-Class A(a)  100,000        2,300,000
---------------------------------------------------------------
Earthgrains Co. (The)                  250,000        7,500,000
---------------------------------------------------------------
Fresh Del Monte Produce, Inc.(a)       150,000        2,681,250
---------------------------------------------------------------
Hain Food Group, Inc. (The)(a)         300,000        6,037,500
---------------------------------------------------------------
International Home Foods, Inc.(a)      200,000        3,550,000
---------------------------------------------------------------
Michael Foods, Inc.                     50,000        1,200,000
---------------------------------------------------------------
Pilgrim's Pride Corp.-Class B           75,500        1,741,219
---------------------------------------------------------------
United Natural Foods, Inc.(a)          300,000        8,362,500
---------------------------------------------------------------
                                                     33,372,469
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-1.80%

Alpharma, Inc.-Class A                 495,834       13,728,404
---------------------------------------------------------------
Biovail Corporation International(a)
  (Canada)                             100,000        3,118,750
---------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)          400,000        4,825,000
---------------------------------------------------------------
Medicis Pharmaceutical-Class A(a)      405,000       20,300,625
---------------------------------------------------------------
Parexel International Corp.(a)         250,000        5,515,625
---------------------------------------------------------------
                                                     47,488,404
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-1.62%

Health Management Associates, Inc.
  -Class A(a)                          750,000       13,359,375
---------------------------------------------------------------
New American Healthcare Corp.(a)       450,000        4,781,250
---------------------------------------------------------------
Province Healthcare Co.(a)             299,200        7,816,600
---------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(a)                      325,000       16,676,563
---------------------------------------------------------------
                                                     42,633,788
---------------------------------------------------------------

HEALTH CARE (LONG TERM CARE)-0.66%

Assisted Living Concepts, Inc.(a)      700,000        9,450,000
---------------------------------------------------------------
HEALTHSOUTH Corp.(a)                   300,000        3,637,500
---------------------------------------------------------------
Sunrise Assisted Living, Inc.(a)       100,000        4,306,250
---------------------------------------------------------------
                                                     17,393,750
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.46%

Express Scripts, Inc.-Class A(a)       125,000       12,210,938
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-3.62%

ADAC Laboratories(a)                   350,000       10,368,750
---------------------------------------------------------------
Arterial Vascular Engineering,
  Inc.(a)                              200,000        6,150,000
---------------------------------------------------------------
Haemonetics Corp.(a)                    83,200        1,793,976
---------------------------------------------------------------
Henry Schein, Inc.(a)                  600,000       23,212,500
---------------------------------------------------------------
MiniMed, Inc.(a)                       150,000        8,325,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-(CONTINUED)

Osteotech, Inc.(a)                     171,500   $    4,319,656
---------------------------------------------------------------
ResMed, Inc.(a)                        100,000        5,100,000
---------------------------------------------------------------
Safeskin Corp.(a)                       50,000        1,106,250
---------------------------------------------------------------
Serologicals Corp.(a)                   29,200          660,650
---------------------------------------------------------------
Sybron International Corp.(a)          800,000       19,800,000
---------------------------------------------------------------
VISX, Inc.(a)                          200,000       10,025,000
---------------------------------------------------------------
Xomed Surgical Products, Inc.(a)       100,000        4,493,750
---------------------------------------------------------------
                                                     95,355,532
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-4.34%

Advance Paradigm, Inc.(a)              225,000        7,425,000
---------------------------------------------------------------
BioReliance Corp.(a)                   200,000        1,600,000
---------------------------------------------------------------
Boron, LePore & Associates, Inc.(a)    300,000        8,100,000
---------------------------------------------------------------
Covance, Inc.(a)                       200,000        5,575,000
---------------------------------------------------------------
First Consulting Group, Inc.(a)        150,000        2,465,625
---------------------------------------------------------------
Hooper Holmes, Inc.                    300,000        7,143,750
---------------------------------------------------------------
Lincare Holdings, Inc.(a)              150,000        5,990,625
---------------------------------------------------------------
NCS HealthCare, Inc.-Class A(a)        500,000        8,812,500
---------------------------------------------------------------
Ocular Sciences, Inc.(a)               300,000        7,537,500
---------------------------------------------------------------
Omnicare, Inc.                         500,000       17,281,250
---------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(a)                              625,000       11,835,938
---------------------------------------------------------------
Res-Care, Inc.(a)                      150,000        3,318,750
---------------------------------------------------------------
Superior Consultant Holdings
  Corp.(a)                             300,000       11,100,000
---------------------------------------------------------------
Total Renal Care Holdings, Inc.(a)     300,000        7,350,000
---------------------------------------------------------------
Veterinary Centers of America,
  Inc.(a)                              500,000        8,875,000
---------------------------------------------------------------
                                                    114,410,938
---------------------------------------------------------------

HOMEBUILDING-0.37%

American Homestar Corp.(a)             600,000        9,825,000
---------------------------------------------------------------

HOUSEHOLD FURNISHINGS & APPLIANCES-0.20%

International Comfort Products Corp.
  (Canada)(a)                          300,000        2,718,750
---------------------------------------------------------------
Service Experts, Inc.(a)                86,200        2,602,163
---------------------------------------------------------------
                                                      5,320,913
---------------------------------------------------------------

HOUSEWARES-0.56%

Helen of Troy Ltd.(a)                1,000,000       14,875,000
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.19%

Penn Treaty American Corp.(a)          244,200        5,143,465
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.12%

Century Business Services, Inc.(a)     225,000        3,135,938
---------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-0.66%

CMAC Investment Corp.                  300,000       12,562,500
---------------------------------------------------------------
Fidelity National Financial, Inc.      100,000        3,075,000
---------------------------------------------------------------
HCC Insurance Holdings, Inc.           100,000        1,793,750
---------------------------------------------------------------
                                                     17,431,250
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
INVESTMENT MANAGEMENT-0.39%

Eaton Vance Corp.                      316,100   $    7,072,738
---------------------------------------------------------------
Knight/Trimark Group, Inc.-Class A(a)  400,000        3,250,000
---------------------------------------------------------------
                                                     10,322,738
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.20%

International Speedway Corp.-Class A   103,100        3,183,213
---------------------------------------------------------------
Speedway Motorsports, Inc.(a)          100,000        2,100,000
---------------------------------------------------------------
                                                      5,283,213
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.26%

Applied Power, Inc.-Class A            250,000        6,890,625
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-0.27%

Matthews International Corp.-Class A   130,000        3,591,250
---------------------------------------------------------------
Spartech Corp.                         200,000        3,600,000
---------------------------------------------------------------
                                                      7,191,250
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.50%

JLG Industries, Inc.                   500,000        8,281,250
---------------------------------------------------------------
Zebra Technologies Corp.(a)            150,000        4,912,500
---------------------------------------------------------------
                                                     13,193,750
---------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-1.13%

Daisytek International Corp.(a)(b)     900,000       13,556,250
---------------------------------------------------------------
Herman Miller, Inc.                    500,000       11,031,250
---------------------------------------------------------------
United Stationers, Inc.(a)             200,000        5,300,000
---------------------------------------------------------------
                                                     29,887,500
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.74%

Cal Dive International, Inc.(a)        125,000        2,671,875
---------------------------------------------------------------
CE Franklin Ltd.(a)                     74,100          189,881
---------------------------------------------------------------
Core Laboratories N.V.(a)
  (Netherlands)                        500,000       11,281,250
---------------------------------------------------------------
Global Industries Ltd.(a)              550,000        5,293,750
---------------------------------------------------------------
                                                     19,436,756
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-0.47%

Cabot Oil & Gas Corp.-Class A          250,000        4,250,000
---------------------------------------------------------------
Evergreen Resources, Inc.(a)           150,000        3,393,750
---------------------------------------------------------------
Stone Energy Corp.(a)                  150,000        4,818,750
---------------------------------------------------------------
                                                     12,462,500
---------------------------------------------------------------

PERSONAL CARE-1.22%

Rexall Sundown, Inc.(a)                700,000       12,556,250
---------------------------------------------------------------
Steiner Leisure Ltd.(a)                400,500        9,762,188
---------------------------------------------------------------
Twinlab Corp.(a)                       450,000        9,984,375
---------------------------------------------------------------
                                                     32,302,813
---------------------------------------------------------------

PUBLISHING-0.52%

IDG Books Worldwide, Inc.-Class A(a)   400,000        6,200,000
---------------------------------------------------------------
Meredith Corp.                         200,000        7,400,000
---------------------------------------------------------------
                                                     13,600,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RAILROADS-0.39%

MotivePower Industries, Inc.(a)        400,000   $   10,175,000
---------------------------------------------------------------

RESTAURANTS-1.20%

Buffets, Inc.(a)                       350,000        3,784,375
---------------------------------------------------------------
CEC Entertainment, Inc.(a)             300,000        8,475,000
---------------------------------------------------------------
Papa John's International, Inc.(a)     275,000       10,441,406
---------------------------------------------------------------
Sonic Corp.(a)                         475,000        9,025,000
---------------------------------------------------------------
                                                     31,725,781
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-2.01%

Best Buy Co., Inc.(a)                  100,000        4,800,000
---------------------------------------------------------------
CDW Computer Centers, Inc.(a)          500,000       37,468,750
---------------------------------------------------------------
Tech Data Corp.(a)                     275,000       10,828,125
---------------------------------------------------------------
                                                     53,096,875
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-1.49%

Burlington Coat Factory Warehouse
  Corp.                                400,000        6,000,000
---------------------------------------------------------------
Dollar Tree Stores, Inc.(a)            330,750       12,754,547
---------------------------------------------------------------
Family Dollar Stores, Inc.             500,000        9,062,500
---------------------------------------------------------------
99 Cents Only Stores(a)                249,025       11,517,406
---------------------------------------------------------------
                                                     39,334,453
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.25%

Casey's General Stores                  31,600          442,400
---------------------------------------------------------------
Wild Oats Markets, Inc.(a)             251,700        6,198,113
---------------------------------------------------------------
                                                      6,640,513
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.45%

Fred Meyer, Inc.(a)                    225,000       11,995,313
---------------------------------------------------------------

RETAIL (HOME SHOPPING)-0.12%

DM Management Company(a)               300,000        3,262,500
---------------------------------------------------------------

RETAIL (SPECIALTY)-3.75%

BOWLIN Outdoor Advertising &
  Travel Centers, Inc.(a)(b)           250,000        1,218,750
---------------------------------------------------------------
Cost Plus, Inc.(a)                     113,200        3,396,000
---------------------------------------------------------------
Hibbett Sporting Goods, Inc.(a)(b)     400,000       10,825,000
---------------------------------------------------------------
Inacom Corp.(a)                        350,000        6,781,250
---------------------------------------------------------------
Linens 'N Things, Inc.(a)              400,000       12,375,000
---------------------------------------------------------------
Michaels Stores, Inc.(a)               575,000       11,500,000
---------------------------------------------------------------
Musicland Stores Corp.(a)              250,000        3,296,875
---------------------------------------------------------------
O'Reilly Automotive, Inc.(a)           250,000        9,781,250
---------------------------------------------------------------
PETsMART, Inc.(a)                      400,000        2,875,000
---------------------------------------------------------------
Rent-Way, Inc.(a)                      193,700        4,576,163
---------------------------------------------------------------
Renters Choice, Inc.(a)                500,000       12,406,250
---------------------------------------------------------------
Trans World Entertainment Corp.(a)     600,000       12,375,000
---------------------------------------------------------------
Williams-Sonoma, Inc.(a)               200,000        5,450,000
---------------------------------------------------------------
Zale Corp.(a)                           89,500        2,120,037
---------------------------------------------------------------
                                                     98,976,575
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RETAIL (SPECIALTY-APPAREL)-2.96%

Abercrombie & Fitch Co.-Class A(a)     300,000   $   11,906,250
---------------------------------------------------------------
American Eagle Outfitters, Inc.(a)     217,475        8,807,738
---------------------------------------------------------------
AnnTaylor Stores Corp.(a)              300,000        8,700,000
---------------------------------------------------------------
Buckle, Inc. (The)(a)                  650,000       11,781,250
---------------------------------------------------------------
Goody's Family Clothing, Inc.(a)     1,000,000       10,687,500
---------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)         550,000       13,337,500
---------------------------------------------------------------
Pacific Sunwear of California(a)       596,700       12,903,638
---------------------------------------------------------------
                                                     78,123,876
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-1.43%

Abacus Direct Corp.(a)                 100,000        4,875,000
---------------------------------------------------------------
Acxiom Corp.(a)                        350,000        8,793,750
---------------------------------------------------------------
ADVO, Inc.(a)                          100,000        2,543,750
---------------------------------------------------------------
Market Facts, Inc.(a)                  375,000        8,765,625
---------------------------------------------------------------
Metris Companies, Inc.                 225,000        7,396,875
---------------------------------------------------------------
Professional Detailing, Inc.(a)        100,000        2,337,500
---------------------------------------------------------------
TMP Worldwide, Inc.(a)                 100,000        3,000,000
---------------------------------------------------------------
                                                     37,712,500
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-3.32%

Bright Horizons Family Solutions,
  Inc.(a)                              150,000        2,775,000
---------------------------------------------------------------
Cerner Corp.(a)                        325,000        7,271,875
---------------------------------------------------------------
Championship Auto Racing Teams,
  Inc.(a)                              100,000        2,487,500
---------------------------------------------------------------
Equity Corp. International(a)          185,100        4,592,794
---------------------------------------------------------------
G & K Services, Inc.-Class A           300,000       13,725,000
---------------------------------------------------------------
INSpire Insurance Solutions, Inc.(a)   225,000        5,625,000
---------------------------------------------------------------
Iron Mountain, Inc.(a)                 150,000        4,584,375
---------------------------------------------------------------
MSC Industrial Direct Co., Inc.
  -Class A(a)                          250,000        5,312,500
---------------------------------------------------------------
Regis Corp.                            225,000        6,904,688
---------------------------------------------------------------
Ritchie Bros. Auctioneers Inc.(a)
  (Canada)                             155,100        3,877,500
---------------------------------------------------------------
Stewart Enterprises, Inc.-Class A      800,000       18,450,000
---------------------------------------------------------------
Strayer Education, Inc.                350,000       11,900,000
---------------------------------------------------------------
                                                     87,506,232
---------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-2.83%

Analysts International Corp.           250,000        4,390,625
---------------------------------------------------------------
Ciber, Inc.(a)                         150,000        2,943,750
---------------------------------------------------------------
Computer Task Group, Inc.              500,000       15,312,500
---------------------------------------------------------------
Insight Enterprises, Inc.(a)           750,000       21,750,000
---------------------------------------------------------------
Keane, Inc.(a)                         200,000        6,650,000
---------------------------------------------------------------
Safeguard Scientifics, Inc.(a)         125,300        3,359,606
---------------------------------------------------------------
SunGard Data Systems, Inc.(a)          600,000       20,250,000
---------------------------------------------------------------
                                                     74,656,481
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-4.13%

Affiliated Computer Services, Inc.(a)  550,000       20,350,000
---------------------------------------------------------------
Billing Concepts Corp.(a)            1,000,000       14,125,000
---------------------------------------------------------------
Computer Horizons Corp.(a)             200,000        4,600,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
SERVICES (DATA PROCESSING)-(CONTINUED)

CSG Systems International, Inc.(a)     500,000   $   27,250,000
---------------------------------------------------------------
FactSet Research Systems, Inc.(a)      190,800        5,724,000
---------------------------------------------------------------
MedQuist, Inc.(a)                      350,000        9,428,125
---------------------------------------------------------------
National Computer Systems, Inc.        450,000       12,600,000
---------------------------------------------------------------
NOVA Corp.(a)                          514,500       14,856,188
---------------------------------------------------------------
                                                    108,933,313
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.92%

On Assignment, Inc.(a)                  75,000        2,550,000
---------------------------------------------------------------
RCM Technologies, Inc.(a)              200,000        3,012,500
---------------------------------------------------------------
Robert Half International, Inc.(a)     250,000       10,031,250
---------------------------------------------------------------
Romac International, Inc.(a)           500,000        8,750,000
---------------------------------------------------------------
                                                     24,343,750
---------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL)-0.47%

Cornell Corrections, Inc.(a)           450,000        7,368,750
---------------------------------------------------------------
Tetra Tech, Inc.(a)                    250,000        5,078,125
---------------------------------------------------------------
                                                     12,446,875
---------------------------------------------------------------

SPECIALTY PRINTING-0.89%

Consolidated Graphics, Inc.(a)         200,000        9,487,500
---------------------------------------------------------------
Valassis Communications, Inc.(a)       200,000        7,975,000
---------------------------------------------------------------
World Color Press, Inc.(a)             200,000        6,075,000
---------------------------------------------------------------
                                                     23,537,500
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.36%

Amdocs Limited(a)                      275,000        3,575,000
---------------------------------------------------------------
International Telecommunication
  Data Systems, Inc.(a)                245,050        5,850,569
---------------------------------------------------------------
                                                      9,425,569
---------------------------------------------------------------

TELEPHONE-0.30%

GeoTel Communications Corp.(a)         300,000        7,800,000
---------------------------------------------------------------

TEXTILES (APPAREL)-1.00%

Nautica Enterprises, Inc.(a)           200,000        4,137,500
---------------------------------------------------------------
Quicksilver, Inc.(a)                   650,000       13,446,875
---------------------------------------------------------------
Russell Corp.                          125,000        3,070,313
---------------------------------------------------------------
Tommy Hilfiger Corp.(a)                125,000        5,804,688
---------------------------------------------------------------
                                                     26,459,376
---------------------------------------------------------------

TEXTILES (HOME FURNISHINGS)-0.43%

Mohawk Industries, Inc.(a)             375,000       11,320,313
---------------------------------------------------------------

TRUCKERS-0.40%

M.S. Carriers, Inc.(a)                 100,000        2,150,000
---------------------------------------------------------------
Swift Transportation Co., Inc.(a)      376,700        8,322,716
---------------------------------------------------------------
                                                     10,472,716
---------------------------------------------------------------

TRUCKS & PARTS-0.34%

Wabash National Corp.                  500,000        8,875,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

WASTE MANAGEMENT-1.34%

Allied Waste Industries, Inc.(a)     1,160,000   $   25,085,000
---------------------------------------------------------------
KTI, Inc.(a)(b)                        495,000       10,395,000
---------------------------------------------------------------
                                                     35,480,000
---------------------------------------------------------------
    Total Common Stocks
    (Cost $1,846,469,621)                         2,395,524,490
---------------------------------------------------------------

PREFERRED STOCKS-0.40%

LODGING-HOTELS-0.40%

Royal Caribbean Cruises Ltd.-
  $3.63 Conv. Pfd.
  (Cost $7,582,525)                    115,000       10,522,500
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
REPURCHASE AGREEMENTS-9.80%(c)

Bear Stearns & Co., Inc.,
  5.60%(d)                        $150,000,000   $  150,000,000
---------------------------------------------------------------
Chase Securities Inc., 5.55%,
  11/02/98(e)                       38,478,507   $   38,478,507
---------------------------------------------------------------
Deutsche Bank Sec. Corp.,
  5.55%(f)                          25,000,000       25,000,000
---------------------------------------------------------------
Salomon Smith Barney, Inc.,
  5.55%(g)                          45,000,000       45,000,000
---------------------------------------------------------------
    Total Repurchase Agreements
      (Cost $258,478,507)                           258,478,507
---------------------------------------------------------------
TOTAL INVESTMENTS-101.00%                         2,664,525,497
---------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(1.00%)               (26,487,841)
---------------------------------------------------------------
NET ASSETS-100.00%                               $2,638,037,656
===============================================================

Abbreviations:

ADR  - American Depositary Receipt
Conv. - Convertible
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Affiliated issuers are those in which the Funds's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has never owned enough of the outstanding voting securities of any issuer to have control (as defined in the Investment Co. Act of 1940) of that issuer. The aggregate market value of affiliated issuers as of 10/31/98 was $35,995,000 which represented 1.36% of the Fund's net assets.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Open joint repurchase agreement entered into 10/30/98. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $873,414,203 U.S. Government obligations, 0% to 9.50% due 08/01/01 to 04/01/34 with an aggregate market value at 10/31/98 of $468,333,240.
(e) Joint repurchase agreement entered into 10/30/98 with a maturing value of $200,092,500. Collateralized by $254,478,951 U.S. Government obligations, 5.00% to 16.00% due 05/20/02 to 10/15/28 with an aggregate market value at 10/31/98 of $204,000,718.
(f) Open joint repurchase agreement entered into 10/30/98. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $189,108,000 U.S. Government obligations, 6.00% to 6.21% due 05/15/08 to 08/06/38 with an aggregate market value at 10/31/98 of $204,000,108.
(g) Open joint repurchase agreement entered into 10/30/98. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $1,159,504,000 U.S. Government obligations, 0% to 10.70% due 11/01/98 to 07/15/45 with an aggregate market value at 10/31/98 of $1,020,000,062.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1998

ASSETS:

Investments, at market value (cost
  $2,112,530,653)                         $2,664,525,497
--------------------------------------------------------
Receivables for:
  Investments sold                            16,167,520
--------------------------------------------------------
  Capital stock sold                           2,209,327
--------------------------------------------------------
  Dividends and interest                         370,125
--------------------------------------------------------
Investment for deferred compensation
  plan                                            48,416
--------------------------------------------------------
Other assets                                      61,443
--------------------------------------------------------
    Total assets                           2,683,382,328
--------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                       34,199,874
--------------------------------------------------------
  Capital stock reacquired                     8,197,399
--------------------------------------------------------
  Deferred compensation                           48,416
--------------------------------------------------------
Accrued advisory fees                          1,310,118
--------------------------------------------------------
Accrued administrative services fees               9,386
--------------------------------------------------------
Accrued distribution fees                        873,518
--------------------------------------------------------
Accrued directors' fees                            2,175
--------------------------------------------------------
Accrued transfer agent fees                      422,288
--------------------------------------------------------
Accrued operating expenses                       281,498
--------------------------------------------------------
    Total liabilities                         45,344,672
--------------------------------------------------------
Net assets applicable to shares
  outstanding                             $2,638,037,656
========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

  Authorized                                 750,000,000
--------------------------------------------------------
  Outstanding                                 65,707,162
========================================================

Net asset value and redemption price per
  share                                   $        40.15
========================================================
Offering price per share:
  (Net asset value of $40.15
   divided by 94.50%)                     $        42.49
========================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 1998

INVESTMENT INCOME:

Dividends (net of $25,661 foreign
  withholding tax)                         $   3,761,020
--------------------------------------------------------
Interest                                      10,737,672
--------------------------------------------------------
    Total investment income                   14,498,692
--------------------------------------------------------

EXPENSES:

Advisory fees                                 21,617,925
--------------------------------------------------------
Administrative services fees                     108,996
--------------------------------------------------------
Custodian fees                                   269,048
--------------------------------------------------------
Directors' fees                                   30,960
--------------------------------------------------------
Distribution fees                              8,542,170
--------------------------------------------------------
Transfer agent fees                            4,822,116
--------------------------------------------------------
Other                                          1,028,881
--------------------------------------------------------
    Total expenses                            36,420,096
--------------------------------------------------------
Less: Expenses paid indirectly                  (102,523)
--------------------------------------------------------
    Net expenses                              36,317,573
--------------------------------------------------------
Net investment income (loss)                 (21,818,881)
--------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FUTURES AND
  OPTION CONTRACTS:

Net realized gain (loss) from:
    Investment securities                     28,934,402
--------------------------------------------------------
    Futures contracts                         (6,640,895)
--------------------------------------------------------
    Option contracts written                     199,322
--------------------------------------------------------
                                              22,492,829
--------------------------------------------------------
Net unrealized appreciation
  (depreciation) of:
    Investment securities                   (548,025,194)
--------------------------------------------------------
    Futures contracts                          5,238,090
--------------------------------------------------------
                                            (542,787,104)
--------------------------------------------------------
         Net gain (loss) from investment
           securities, futures and option
           contracts                        (520,294,275)
--------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $(542,113,156)
========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1998 AND 1997

                                                                   1998              1997
                                                              ---------------   --------------
OPERATIONS:

  Net investment income (loss)                                $   (21,818,881)  $  (19,740,330)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, futures and
    option contracts                                               22,492,829      143,240,683
----------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities and futures contracts                             (542,787,104)     435,818,451
----------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations                                                 (542,113,156)     559,318,804
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains            (135,730,479)    (138,552,707)
----------------------------------------------------------------------------------------------
Share transactions--net                                          (548,376,018)     692,927,269
----------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                      (1,226,219,653)   1,113,693,366
----------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                           3,864,257,309    2,750,563,943
----------------------------------------------------------------------------------------------
  End of period                                               $ 2,638,037,656   $3,864,257,309
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $ 2,060,980,954   $2,631,139,285
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (117,968)         (81,400)
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, futures and option contracts                       25,179,825      138,417,475
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    futures contracts                                             551,994,845    1,094,781,949
----------------------------------------------------------------------------------------------
                                                              $ 2,638,037,656   $3,864,257,309
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Aggressive Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios: AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital by investing primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the Fund's investment advisor are expected to achieve earnings growth over time at a rate in excess of 15% per year.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions-- Securities transactions are recorded on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1998, $21,782,313 was reclassified from undistributed net investment income (loss) to paid in capital as a result of a net operating tax loss in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Transactions--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
F. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
G. Covered Call Options--The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the fund's average daily net assets in excess of $150 million.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1998, AIM was reimbursed $108,996 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Fund. During the year ended October 31, 1998, AFS was paid $2,494,291 for such services.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Company has adopted a plan pursuant to rule 12b-1 under the 1940 Act (the "Plan"), whereby the Fund pays to AIM Distributors an annual rate of 0.25% of the Fund's average daily net assets as compensation for services related to the sales and distribution of the Fund's shares. The Plan provides that payments to dealers and financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions, may be characterized as a service fee. Any amounts not paid as a service fee under the Plan would constitute an assets-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Fund's shares. During the year ended October 31, 1998, the Fund paid AIM Distributors $8,542,170 as compensation under the Plan.
  AIM Distributors received commissions of $763,601 from sales of shares of the Fund's capital stock during the year ended October 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of capital stock. During the year ended October 31, 1998, AIM Distributors received $86,211 in contingent deferred sales charges imposed on redemptions of the Fund's capital stock. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 1998, the Fund paid legal fees of $10,572 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the year ended October 31, 1998 the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $35,949 and $66,574, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $102,523 during the year ended October 31, 1998.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on May 1, 1998, the Fund was limited to borrowing up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended October 31, 1998, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended October 31, 1998 were $2,149,715,327 and $2,921,465,631, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1998 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $ 667,335,730
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (127,114,794)
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $ 540,220,936
==========================================================

  Cost of investment for tax purposes is $2,124,304,561.

NOTE 7-CALL OPTIONS CONTRACTS WRITTEN

Transactions in call options written during the year ended October 31, 1998 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ---------------------
                                    NUMBER OF   PREMIUMS
                                    CONTRACTS   RECEIVED
                                    ---------   ---------
Beginning of period                        --          --
---------------------------------   ---------   ---------
Written                                   741   $ 205,435
---------------------------------   ---------   ---------
Closed                                   (741)   (205,435)
---------------------------------   ---------   ---------
End of period                              --          --
=================================   =========   =========

                                     FS-11

NOTE 8-CAPITAL STOCK

Changes in capital stock outstanding during the years ended October 31, 1998 and 1997 were as follows:

                                                                         1998                            1997
                                                             -----------------------------   -----------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
                                                             -----------   ---------------   -----------   ---------------
Sold                                                          40,244,020   $ 1,856,544,416    41,558,826   $ 1,826,781,148
----------------------------------------------------------   -----------   ---------------   -----------   ---------------
Issued as reinvestment of dividends                            2,928,346       126,973,169     3,068,800       127,938,198
----------------------------------------------------------   -----------   ---------------   -----------   ---------------
Reacquired                                                   (54,802,587)   (2,531,893,603)  (28,514,602)   (1,261,792,077)
----------------------------------------------------------   -----------   ---------------   -----------   ---------------
                                                             (11,630,221)  $  (548,376,018)   16,113,024   $   692,927,269
==========================================================   ===========   ===============   ===========   ===============

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of capital stock outstanding during each of the years in the five-year period ended October 31, 1998.

                                                                 1998           1997          1996          1995         1994
                                                              ----------     ----------    ----------    ----------    --------
Net asset value, beginning of period                          $    49.97     $    44.93    $    40.13    $    28.37    $  23.85
------------------------------------------------------------  ----------     ----------    ----------    ----------    --------
Income from investment operations:
    Net investment income (loss)                                   (0.33)         (0.26)        (0.32)        (0.04)      (0.05)
------------------------------------------------------------  ----------     ----------    ----------    ----------    --------
    Net gains (losses) on securities (both realized and
      unrealized)                                                  (7.71)          7.60          6.09         11.80        4.57
------------------------------------------------------------  ----------     ----------    ----------    ----------    --------
        Total from investment operations                           (8.04)          7.34          5.77         11.76        4.52
------------------------------------------------------------  ----------     ----------    ----------    ----------    --------
Less distributions:
    Distributions from net realized gains                          (1.78)         (2.30)        (0.97)           --          --
------------------------------------------------------------  ----------     ----------    ----------    ----------    --------
Net asset value, end of period                                $    40.15     $    49.97    $    44.93    $    40.13    $  28.37
============================================================  ==========     ==========    ==========    ==========    ========
Total return(a)                                                   (16.36)%        17.35%        14.77%        41.45%      18.96%
============================================================  ==========     ==========    ==========    ==========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,638,038     $3,864,257    $2,750,564    $2,245,554    $687,238
============================================================  ==========     ==========    ==========    ==========    ========
Ratio of expenses to average net assets(b)                          1.06%(c)       1.06%         1.11%         1.08%       1.07%
============================================================  ==========     ==========    ==========    ==========    ========
Ratio of net investment income (loss) to average net
  assets(d)                                                        (0.64)%(c)      (0.65)%      (0.76)%       (0.19)%     (0.26)%
============================================================  ==========     ==========    ==========    ==========    ========
Portfolio turnover rate                                               69%            73%           79%           52%         75%
============================================================  ==========     ==========    ==========    ==========    ========

(a) Does not deduct sales charges.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.15% and 1.09% for 1995-1994.

(c) Ratios are based on average net assets of $3,416,868,071.

(d) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.26)% and (0.28)% for 1995-1994.

                       INDEPENDENT AUDITORS' REPORT

                       To the Shareholders and Board of Directors
                       AIM Equity Funds, Inc.:

                       We have audited the accompanying statements of assets and liabilities of AIM Blue Chip Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the two-year period then ended, the one month period ended October 31, 1996, and the year ended September 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended September 30, 1995 were audited by other auditors whose report thereon, dated October 25, 1995, expressed an unqualified opinion on those financial highlights.

                       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Blue Chip Fund as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the two-year period then ended, the one-month ended October 31, 1996, and the year ended September 30, 1996 in conformity with generally accepted accounting principles.


                                                    /s/ KPMG PEAT MARWICK LLP
                                                    KPMG Peat Marwick LLP

                       Houston, Texas
                       December 4, 1998

SCHEDULE OF INVESTMENTS

October 31, 1998

                                                     MARKET
                                     SHARES          VALUE
COMMON STOCKS-88.13%

AEROSPACE/DEFENSE-0.37%

Precision Castparts Corp.              160,000   $    7,040,000
---------------------------------------------------------------

AIR FREIGHT-0.24%

CNF Transportation Inc.                152,500        4,613,125
---------------------------------------------------------------

AIRLINES-0.39%

Delta Air Lines, Inc.                   70,000        7,389,375
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.43%

Lear Corp.(a)                          256,000        8,224,000
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-2.50%

Fifth Third Bancorp                    230,000       15,237,500
---------------------------------------------------------------
Norwest Corp.                          185,000        6,879,688
---------------------------------------------------------------
State Street Corp.                     175,000       10,915,625
---------------------------------------------------------------
UBS A.G. (Switzerland)(a)               44,000       12,067,030
---------------------------------------------------------------
Wells Fargo & Co.                        7,700        2,849,000
---------------------------------------------------------------
                                                     47,948,843
---------------------------------------------------------------

BANKS (MONEY CENTER)-1.60%

BankAmerica Corp.                      203,688       11,699,330
---------------------------------------------------------------
Chase Manhattan Corp. (The)            335,000       19,032,187
---------------------------------------------------------------
                                                     30,731,517
---------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-1.06%

Coca-Cola Co. (The)                    300,000       20,287,500
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-1.09%

CBS Corp.(a)                           350,000        9,778,125
---------------------------------------------------------------
Comcast Corp.-Class A                  225,000       11,109,375
---------------------------------------------------------------
                                                     20,887,500
---------------------------------------------------------------

CHEMICALS-0.58%

Du Pont (E.I.) de Nemours & Co.        195,000       11,212,500
---------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-1.64%

Goodrich (B.F.) Co.                    225,000        8,100,000
---------------------------------------------------------------
Monsanto Co.                           400,000       16,250,000
---------------------------------------------------------------
PPG Industries, Inc.                   125,000        7,148,438
---------------------------------------------------------------
                                                     31,498,438
---------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.33%

Crompton & Knowles Corp.               390,000        6,264,375
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-1.83%

Lucent Technologies, Inc.              300,000       24,056,250
---------------------------------------------------------------
Northern Telecom Ltd.-ADR
  (Canada)                             260,000       11,131,250
---------------------------------------------------------------
                                                     35,187,500
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
COMPUTERS (HARDWARE)-2.37%

Dell Computer Corp.(a)                 400,000   $   26,250,000
---------------------------------------------------------------
International Business Machines
  Corp.                                130,000       19,296,875
---------------------------------------------------------------
                                                     45,546,875
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.44%

Ascend Communications, Inc.(a)         135,000        6,513,750
---------------------------------------------------------------
Cisco Systems, Inc.(a)                 335,000       21,105,000
---------------------------------------------------------------
                                                     27,618,750
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.27%

EMC Corp.(a)                           380,000       24,462,500
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-5.44%

America Online, Inc.                   160,000       20,330,000
---------------------------------------------------------------
BMC Software, Inc.(a)                  425,000       20,426,563
---------------------------------------------------------------
Cadence Design Systems, Inc.(a)        410,000        8,763,750
---------------------------------------------------------------
HBO & Co.                              480,000       12,600,000
---------------------------------------------------------------
Microsoft Corp.(a)                     400,000       42,350,000
---------------------------------------------------------------
                                                    104,470,313
---------------------------------------------------------------

CONSUMER FINANCE-0.42%

Household International, Inc.          220,000        8,043,750
---------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-1.11%

Cardinal Health, Inc.                  225,000       21,276,562
---------------------------------------------------------------

ELECTRIC COMPANIES-1.63%

Cinergy Corp.                          165,000        5,692,500
---------------------------------------------------------------
Duke Power Co.                         165,000       10,673,438
---------------------------------------------------------------
Edison International                   565,000       14,901,875
---------------------------------------------------------------
                                                     31,267,813
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.93%

Emerson Electric Co.                   150,000        9,900,000
---------------------------------------------------------------
General Electric Co.                   375,000       32,812,500
---------------------------------------------------------------
SCI Systems, Inc.(a)                   340,000       13,430,000
---------------------------------------------------------------
                                                     56,142,500
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-1.65%

Intel Corp.                            250,000       22,296,875
---------------------------------------------------------------
Xilinx, Inc.(a)                        209,900        9,373,347
---------------------------------------------------------------
                                                     31,670,222
---------------------------------------------------------------

ENTERTAINMENT-0.42%

Walt Disney Co. (The)                  300,000        8,081,250
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-0.36%

Applied Materials, Inc.(a)             200,000        6,937,500
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
FOODS-0.58%

Nestle SA (Switzerland)                  5,200   $   11,055,662
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-7.29%

American Express Co.                   225,000       19,884,375
---------------------------------------------------------------
Citigroup Inc.                         425,000       20,001,562
---------------------------------------------------------------
Fannie Mae                             350,000       24,784,375
---------------------------------------------------------------
Freddie Mac                            430,000       24,725,000
---------------------------------------------------------------
MBIA, Inc.                             300,000       18,337,500
---------------------------------------------------------------
MGIC Investment Corp.                  325,600       12,698,400
---------------------------------------------------------------
Morgan Stanley, Dean Witter,
  Discover & Co.                       300,000       19,425,000
---------------------------------------------------------------
                                                    139,856,212
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-4.02%

Abbott Laboratories                    260,000       12,203,750
---------------------------------------------------------------
American Home Products Corp.           180,000        8,775,000
---------------------------------------------------------------
Bristol-Myers Squibb Co.               150,000       16,584,375
---------------------------------------------------------------
Johnson & Johnson                      125,000       10,187,500
---------------------------------------------------------------
Warner-Lambert Co.                     375,000       29,390,625
---------------------------------------------------------------
                                                     77,141,250
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-4.76%

Lilly (Eli) & Co.                      250,000       20,234,375
---------------------------------------------------------------
Merck & Co., Inc.                      155,000       20,963,750
---------------------------------------------------------------
Pfizer Inc.                            285,000       30,584,063
---------------------------------------------------------------
Schering-Plough Corp.                  190,000       19,546,250
---------------------------------------------------------------
                                                     91,328,438
---------------------------------------------------------------

HEALTH CARE (LONG TERM CARE)-0.55%

HEALTHSOUTH Corp.(a)                   875,000       10,609,375
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-3.46%

Allegiance Corp.                       375,000       13,945,312
---------------------------------------------------------------
Becton, Dickinson & Co.                540,000       22,747,500
---------------------------------------------------------------
Guidant Corp.                          245,000       18,742,500
---------------------------------------------------------------
Medtronic, Inc.                        170,000       11,050,000
---------------------------------------------------------------
                                                     66,485,312
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-1.87%

Colgate-Palmolive Co.                  190,000       16,791,250
---------------------------------------------------------------
Procter & Gamble Co. (The)             215,000       19,108,125
---------------------------------------------------------------
                                                     35,899,375
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-1.82%

American International Group, Inc.     290,000       24,722,500
---------------------------------------------------------------
CIGNA Corp.                            140,000       10,211,250
---------------------------------------------------------------
                                                     34,933,750
---------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-1.38%

Allstate Corp. (The)                   290,000       12,488,125
---------------------------------------------------------------
Progressive Corp.                       95,000       13,988,750
---------------------------------------------------------------
                                                     26,476,875
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
INVESTMENT BANKING/BROKERAGE-0.68%

Merrill Lynch & Co., Inc.              220,000   $   13,035,000
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.59%

Franklin Resources, Inc.               297,500       11,249,218
---------------------------------------------------------------

LODGING-HOTELS-1.22%

Carnival Corp.                         725,000       23,471,875
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.87%

Ingersoll-Rand Co.                     330,000       16,665,000
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-2.54%

Tyco International Ltd.                465,000       28,800,938
---------------------------------------------------------------
United Technologies Corp.              210,000       20,002,500
---------------------------------------------------------------
                                                     48,803,438
---------------------------------------------------------------

NATURAL GAS-1.29%

El Paso Energy Corp.                   400,000       14,175,000
---------------------------------------------------------------
Enron Corp.                            200,000       10,550,000
---------------------------------------------------------------
                                                     24,725,000
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-1.14%

Halliburton Co.                        300,000       10,781,250
---------------------------------------------------------------
Schlumberger Ltd.                      210,000       11,025,000
---------------------------------------------------------------
                                                     21,806,250
---------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED)-2.82%

Exxon Corp.                            300,000       21,375,000
---------------------------------------------------------------
Royal Dutch Petroleum Co.-ADR-New
  York Shares (Netherlands)            365,000       17,976,250
---------------------------------------------------------------
Texaco, Inc.                           250,000       14,828,125
---------------------------------------------------------------
                                                     54,179,375
---------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.24%

Bowater, Inc.                          115,000        4,693,438
---------------------------------------------------------------

PERSONAL CARE-0.58%

Avon Products, Inc.                    280,000       11,112,500
---------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.76%

Xerox Corp.                            150,000       14,531,250
---------------------------------------------------------------

PUBLISHING (NEWSPAPERS)-0.38%

New York Times Co.-Class A (The)       255,000        7,203,750
---------------------------------------------------------------

RAILROADS-0.23%

Canadian National Railway Co.
  (Canada)                              90,000        4,539,375
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-1.05%

Home Depot, Inc. (The)                 465,000       20,227,500
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.37%

Ingram Micro, Inc.-Class A(a)          155,000        7,052,500
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RETAIL (DRUG STORES)-1.21%

CVS Corp.                              290,000   $   13,249,375
---------------------------------------------------------------
Rite Aid Corp.                         250,000        9,921,875
---------------------------------------------------------------
                                                     23,171,250
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-1.69%

Kroger Co.(a)                          275,000       15,262,500
---------------------------------------------------------------
Safeway, Inc.(a)                       360,000       17,212,500
---------------------------------------------------------------
                                                     32,475,000
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-2.27%

Costco Companies, Inc.(a)              330,000       18,727,500
---------------------------------------------------------------
Wal-Mart Stores, Inc.                  360,000       24,840,000
---------------------------------------------------------------
                                                     43,567,500
---------------------------------------------------------------

RETAIL (SPECIALTY)-0.60%

Staples, Inc.(a)                       350,000       11,418,750
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-1.20%

Gap, Inc. (The)                        265,000       15,933,125
---------------------------------------------------------------
TJX Companies, Inc.                    375,000        7,101,562
---------------------------------------------------------------
                                                     23,034,687
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-0.53%

Interpublic Group of Companies, Inc.   175,000       10,237,500
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.80%

Service Corp. International            430,000       15,318,750
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-1.27%

Equifax, Inc.                          250,000        9,671,875
---------------------------------------------------------------
Fiserv, Inc.(a)                        315,000       14,647,500
---------------------------------------------------------------
                                                     24,319,375
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.88%

AirTouch Communications, Inc.(a)       300,000   $   16,800,000
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-2.93%

AT&T Corp.                             300,000       18,675,000
---------------------------------------------------------------
MCI WorldCom, Inc.(a)                  680,000       37,570,000
---------------------------------------------------------------
                                                     56,245,000
---------------------------------------------------------------

TELEPHONE-2.16%

BellSouth Corp.                        260,000       20,751,250
---------------------------------------------------------------
SBC Communications, Inc.               450,000       20,840,625
---------------------------------------------------------------
                                                     41,591,875
---------------------------------------------------------------

TOBACCO-1.00%

Philip Morris Companies, Inc.          375,000       19,171,875
---------------------------------------------------------------
    Total Common Stocks (Cost
      $1,411,293,499)                             1,691,235,988
---------------------------------------------------------------
                                    PRINCIPAL
                                     AMOUNT

U.S. TREASURY BILLS-4.56%(b)

3.998%, 12/24/98 (Cost
  $87,502,830)                     $88,095,000(c)     87,502,830
---------------------------------------------------------------

REPURCHASE AGREEMENTS-8.62%(d)

Chase Securities Inc., 5.55%,
  11/02/98(e)                       37,210,796       37,210,796
---------------------------------------------------------------
Salomon Smith Barney, Inc.,
  5.55%(f)                          75,000,000       75,000,000
---------------------------------------------------------------
SBC Warburg Dillon Read Inc.,
  5.40%, 11/02/98(g)                53,261,739       53,261,739
---------------------------------------------------------------
    Total Repurchase Agreements
      (Cost $165,472,535)                           165,472,535
---------------------------------------------------------------
TOTAL INVESTMENTS-101.31%                         1,944,211,353
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-(1.31%)                               (25,147,938)
---------------------------------------------------------------
NET ASSETS-100.00%                               $1,919,063,415
===============================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contract. See Note 8.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 10/30/98 with a maturing value of $200,092,500. Collateralized by $254,478,951 U.S. Government obligations, 5.00% to 16.00% due 05/20/02 to 10/15/28 with an aggregate market value at 10/31/98 of $204,000,718.
(f) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates and collateral are redetermined daily. Collateralized by $1,159,504,000 U.S. Government obligations, 0% to 10.70% due 11/01/98 to 07/15/45 with an aggregate market value at 10/31/98 of $1,020,000,062.
(g) Joint repurchase agreement entered into 10/30/98 with a maturing value of $1,300,585,000. Collateralized by $2,856,569,000 U.S. Government
    obligations, 0% to 5.50% due 11/15/98 to 02/15/25 with an aggregate market value at 10/31/98 of $1,326,231,109.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 1998

ASSETS:

Investments, at market value (cost
  $1,664,268,864)                          $1,944,211,353
---------------------------------------------------------
Cash                                            1,378,300
---------------------------------------------------------
Receivables for:
  Investments sold                              5,584,228
---------------------------------------------------------
  Capital stock sold                           14,336,913
---------------------------------------------------------
  Dividends and interest                        1,265,705
---------------------------------------------------------
  Variation margin                                739,500
---------------------------------------------------------
Investment for deferred compensation plan          12,713
---------------------------------------------------------
Other assets                                       98,212
---------------------------------------------------------
    Total assets                            1,967,626,924
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                        37,343,642
---------------------------------------------------------
  Capital stock reacquired                      9,004,946
---------------------------------------------------------
  Deferred compensation                            12,713
---------------------------------------------------------
Accrued advisory fees                             959,109
---------------------------------------------------------
Accrued administrative services fees                7,800
---------------------------------------------------------
Accrued directors' fees                             1,452
---------------------------------------------------------
Accrued distribution fees                         987,390
---------------------------------------------------------
Accrued transfer agent fees                       210,587
---------------------------------------------------------
Accrued operating expenses                         35,870
---------------------------------------------------------
    Total liabilities                          48,563,509
---------------------------------------------------------
Net assets applicable to shares
  outstanding                              $1,919,063,415
---------------------------------------------------------

NET ASSETS:

Class A                                    $1,085,648,288
=========================================================
Class B                                    $  745,861,572
=========================================================
Class C                                    $   87,553,555
=========================================================
CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
  Class A:
    Authorized                                750,000,000
---------------------------------------------------------
    Outstanding                                30,041,070
=========================================================
  Class B:
    Authorized                                750,000,000
---------------------------------------------------------
    Outstanding                                20,875,655
=========================================================
  Class C:
    Authorized                                750,000,000
---------------------------------------------------------
    Outstanding                                 2,451,052
=========================================================
Class A:
  Net asset value and redemption price
    per share                              $        36.14
---------------------------------------------------------
  Offering price per share:
    (Net asset value of $36.14
    divided by 94.50%)                     $        38.24
=========================================================
Class B:
  Net asset value and offering price per
    share                                  $        35.73
=========================================================
Class C:
  Net asset value and offering price per
    share                                  $        35.72
=========================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 1998

INVESTMENT INCOME:

Dividends (net of $175,822 foreign
  withholding tax)                          $ 12,101,918
--------------------------------------------------------
Interest                                       8,459,233
--------------------------------------------------------
    Total investment income                   20,561,151
--------------------------------------------------------

EXPENSES:

Advisory fees                                  8,680,763
--------------------------------------------------------
Administrative services fees                      85,043
--------------------------------------------------------
Custodian fees                                   104,809
--------------------------------------------------------
Directors' fees                                   15,156
--------------------------------------------------------
Distribution fees -- Class A                   2,772,279
--------------------------------------------------------
Distribution fees -- Class B                   4,951,474
--------------------------------------------------------
Distribution fees -- Class C                     315,731
--------------------------------------------------------
Transfer agent fees -- Class A                 1,291,649
--------------------------------------------------------
Transfer agent fees -- Class B                 1,138,355
--------------------------------------------------------
Transfer agent fees -- Class C                    72,588
--------------------------------------------------------
Other                                            484,609
--------------------------------------------------------
    Total expenses                            19,912,456
--------------------------------------------------------
Less: Expenses paid indirectly                   (15,314)
--------------------------------------------------------
    Net expenses                              19,897,142
--------------------------------------------------------
Net investment income                            664,009
--------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
    Investment securities                        984,557
--------------------------------------------------------
    Foreign currencies                            84,040
--------------------------------------------------------
    Futures contracts                            (21,242)
--------------------------------------------------------
    Option contracts purchased                    33,822
--------------------------------------------------------
    Option contracts written                     119,473
--------------------------------------------------------
                                               1,200,650
--------------------------------------------------------
Net unrealized appreciation of:
    Investment securities                    168,942,445
--------------------------------------------------------
    Foreign currencies                             7,223
--------------------------------------------------------
    Futures contracts                          6,832,971
--------------------------------------------------------
                                             175,782,639
--------------------------------------------------------
     Net gain from investment securities,
      foreign currencies, futures and
      option contracts                       176,983,289
--------------------------------------------------------

Net increase in net assets resulting from
  operations                                $177,647,298
========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1998 and 1997

                                                                   1998             1997
                                                              --------------    ------------
OPERATIONS:

  Net investment income                                       $      664,009    $  1,263,308
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and option contracts                       1,200,650      16,831,389
--------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies and futures contracts                     175,782,639      82,786,779
--------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations         177,647,298     100,881,476
--------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income:
  Class A                                                         (1,249,305)       (271,127)
--------------------------------------------------------------------------------------------
  Class B                                                                 --         (24,561)
--------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                        (10,987,892)    (12,005,450)
--------------------------------------------------------------------------------------------
  Class B                                                         (6,118,620)     (1,655,534)
--------------------------------------------------------------------------------------------
  Class C                                                           (150,526)             --
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        486,282,009     314,611,429
--------------------------------------------------------------------------------------------
  Class B                                                        425,444,112     232,350,533
--------------------------------------------------------------------------------------------
  Class C                                                         81,733,726       4,027,493
--------------------------------------------------------------------------------------------
    Net increase in net assets                                 1,152,600,802     637,914,259
--------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                            766,462,613     128,548,354
--------------------------------------------------------------------------------------------
  End of period                                               $1,919,063,415    $766,462,613
============================================================================================


NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $1,631,900,085    $638,472,344
--------------------------------------------------------------------------------------------
  Undistributed net investment income                                706,247       1,185,397
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, futures and option
    contracts                                                        655,618      16,786,046
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and futures contracts                             285,801,465     110,018,826
--------------------------------------------------------------------------------------------
                                                              $1,919,063,415    $766,462,613
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Blue Chip Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios: AIM Blue Chip Fund, AIM Aggressive Growth Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. The Fund's investment objective is long-term growth of capital. Information presented in these financial statements pertains only to the Fund.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as in the case of some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair market value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translation--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
D. Securities Transactions, Investment Income and Distributions--Securities transactions are recorded on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1998, undistributed net investment income was increased by $106,146, undistributed net realized gains decreased by $74,040 and paid-in capital decreased by $32,106 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of contracts may not correlate with changes in the value of the securities being hedged.
G. Covered Call Options--The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
H. Put options--The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the options' underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.
I. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1998, AIM was reimbursed $85,043 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Fund. During the year ended October 31, 1998, AFS was paid $1,587,149 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.35% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 1998, the Class A, Class B and Class C shares paid AIM Distributors $2,772,279, $4,951,474, and $315,731 respectively, as compensation under the Plans.
  AIM Distributors received commissions of $1,557,995 from sales of Class A shares of the Fund during the year ended October 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1998, AIM Distributors received commissions of $61,498 in contingent deferred sales charges imposed on redemption of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 1998, the Fund paid legal fees of $5,463, respectively, for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the year ended October 31, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $13,605 and $1,709, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $15,314 during the year ended October 31, 1998.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on May 1, 1998, the Fund was limited to borrowing up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended October 31, 1998, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended October 31, 1998 was $1,125,601,391 and $314,119,411, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities on a tax basis is as follows:


Aggregate unrealized appreciation of
  investment securities                 $  335,618,824
------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                    (56,138,489)
------------------------------------------------------
Net unrealized appreciation of
  investment securities                 $  279,480,335
======================================================

  Costs of investments for tax purposes is $1,664,731,018.

NOTE 7-OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended October 31, 1998 are summarized as follows:

                                        OPTION CONTRACTS
                                      ---------------------
                                      NUMBER OF   PREMIUMS
                                      CONTRACTS   RECEIVED
                                      ---------   ---------
Beginning of year                          --            --
-----------------------------------------------------------
Written                                 1,700     $ 262,670
-----------------------------------------------------------
Closed                                   (800)     (181,073)
-----------------------------------------------------------
Exercised                                (900)      (81,597)
-----------------------------------------------------------
End of year                                --     $      --
===========================================================

NOTE 8-FUTURES CONTRACTS

On October 31, 1998, $5,100,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                 NO. OF       MONTH/      UNREALIZED
  CONTRACT      CONTRACTS   COMMITMENT   APPRECIATION
  --------      ---------   ----------   ------------
S&P 500 Index      340       Dec. 98      $5,851,595
-----------------------------------------------------

NOTE 9-CAPITAL STOCK

Changes in capital stock outstanding during the years ended October 31, 1998 and 1997 were as follows:

                                  1998                          1997
                       ---------------------------   --------------------------
                         SHARES         AMOUNT         SHARES        AMOUNT
                       -----------   -------------   ----------   -------------
Sold:
  Class A               26,179,983   $ 915,652,812   16,335,583   $ 455,558,096
-------------------------------------------------------------------------------
  Class B               14,239,927     492,929,849    8,938,415     251,600,263
-------------------------------------------------------------------------------
  Class C*               2,711,151      95,200,193      130,145       4,084,511
-------------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends:
  Class A                  371,504      11,699,310      475,797      11,419,078
-------------------------------------------------------------------------------
  Class B                  184,940       5,805,443       59,879       1,437,104
-------------------------------------------------------------------------------
  Class C*                   3,949         128,203           --              --
-------------------------------------------------------------------------------
Reacquired:
  Class A              (12,601,919)   (441,070,113)  (5,338,702)   (152,365,745)
-------------------------------------------------------------------------------
  Class B               (2,143,627)    (73,291,180)    (714,558)    (20,686,834)
-------------------------------------------------------------------------------
  Class C*                (392,399)    (13,594,670)      (1,794)        (57,018)
-------------------------------------------------------------------------------
                        28,553,509   $ 993,459,847   19,884,765   $ 550,989,455
===============================================================================

* Class C shares commenced sales on August 4, 1997.

NOTE 10-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during each of the years in the two-year period ended October 31, 1998, the one month ended October 31, 1996 and each of the years in the three-year period ended September 30, 1996, for a share of Class B capital stock outstanding during each of the years in the two-year period ended October 31, 1998 and the period October 1, 1996 (date sales commenced) through October 31, 1996, and for a share of Class C capital stock outstanding during the year ended October 31, 1998 and the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                                                                       CLASS A
                                                     ----------------------------------------------------------------------------
                                                                  OCTOBER 31,                             SEPTEMBER 30,
                                                     --------------------------------------     ---------------------------------
                                                        1998           1997         1996         1996(a)       1995        1994
                                                     -----------     ---------    ---------     ---------    --------    --------
Net asset value, beginning of period                 $     30.96     $   26.08    $   25.56     $   23.83    $  19.22    $  18.89
---------------------------------------------------  -----------     ---------    ---------     ---------    --------    --------
Income from investment operations:
    Net investment income                                   0.13(b)       0.17(b)        --          0.33        0.14        0.15
---------------------------------------------------  -----------     ---------    ---------     ---------    --------    --------
    Net gains on securities (both realized and
      unrealized)                                           5.75          6.93         0.52          4.61        5.05        1.24
---------------------------------------------------  -----------     ---------    ---------     ---------    --------    --------
        Total from investment operations                    5.88          7.10         0.52          4.94        5.19        1.39
---------------------------------------------------  -----------     ---------    ---------     ---------    --------    --------
Less distributions:
    Dividends from net investment income                   (0.07)        (0.05)          --         (0.21)      (0.12)      (0.21)
---------------------------------------------------  -----------     ---------    ---------     ---------    --------    --------
    Distributions from net realized gains                  (0.63)        (2.17)          --         (3.00)      (0.46)      (0.85)
---------------------------------------------------  -----------     ---------    ---------     ---------    --------    --------
        Total distributions                                (0.70)        (2.22)          --         (3.21)      (0.58)      (1.06)
---------------------------------------------------  -----------     ---------    ---------     ---------    --------    --------
Net asset value, end of period                       $     36.14     $   30.96    $   26.08     $   25.56    $  23.83    $  19.22
===================================================  ===========     =========    =========     =========    ========    ========
Total return(c)                                            19.36%        29.68%        2.04%        22.39%      27.84%       7.69%
===================================================  ===========     =========    =========     =========    ========    ========
Ratios/supplement data:
Net assets, end of period (000s omitted)             $ 1,085,648     $ 498,178    $ 120,448     $ 106,415    $ 71,324    $ 60,115
===================================================  ===========     =========    =========     =========    ========    ========
Ratio of expenses to average net assets(d)                  1.22%(e)      1.31%        1.30%(f)      1.26%        1.3%        1.4%
===================================================  ===========     =========    =========     =========    ========    ========
Ratio of net investment income to average net
  assets(g)                                                 0.33%(e)      0.50%        0.12%(f)      0.53%        0.7%        0.8%
===================================================  ===========     =========    =========     =========    ========    ========
Portfolio turnover rate                                       27%           43%          10%           58%         17%         13%
===================================================  ===========     =========    =========     =========    ========    ========

(a) The Fund changed investment advisors on June 3, 1996.
(b) Calculated using average shares outstanding.
(c) Does not deduct sales charges and is not annualized for periods less than one year.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.32%, 1.37% (annualized) and 1.28% for the periods 1997-1996, and September 30, 1996.
(e) Ratios are based on average net assets of $792,079,631.
(f) Annualized.
(g) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 0.49%, 0.05% (annualized) and 0.51% for the periods 1997-1996 and September 30, 1996.

                                                                           CLASS B                         CLASS C
                                                              ---------------------------------     ----------------------
                                                                1998         1997        1996         1998          1997
                                                              --------     --------    --------     ---------     --------
Net asset value, beginning of period                          $  30.76     $  26.07    $  25.56     $   30.75     $  31.72
------------------------------------------------------------  --------     --------    --------     ---------     --------
Income from investment operations:
   Net investment income (loss)                                  (0.12)       (0.03)(a)   (0.01)        (0.12)(a)    (0.01)(a)
------------------------------------------------------------  --------     --------    --------     ---------     --------
   Net gains (losses) on securities (both realized and
     unrealized)                                                  5.72         6.92        0.52          5.72        (0.96)
------------------------------------------------------------  --------     --------    --------     ---------     --------
       Total from investment operations                           5.60         6.89        0.51          5.60        (0.97)
------------------------------------------------------------  --------     --------    --------     ---------     --------
Less distributions:
   Dividends from net investment income                             --        (0.03)         --            --           --
------------------------------------------------------------  --------     --------    --------     ---------     --------
   Distributions from net realized gains                         (0.63)       (2.17)         --         (0.63)          --
------------------------------------------------------------  --------     --------    --------     ---------     --------
       Total distributions                                       (0.63)       (2.20)         --         (0.63)          --
------------------------------------------------------------  --------     --------    --------     ---------     --------
Net asset value, end of period                                $  35.73     $  30.76    $  26.07     $   35.72     $  30.75
============================================================  ========     ========    ========     =========     ========
Total return(b)                                                  18.52%       28.81%       2.00%        18.52%       (3.06)%
============================================================  ========     ========    ========     =========     ========
Ratios/supplement data:
Net assets, end of period (000s omitted)                      $745,862     $264,337    $  8,101     $  87,554     $  3,947
============================================================  ========     ========    ========     =========     ========
Ratio of expenses to average net assets(c)                        1.94%(d)     2.10%       2.01%(e)      1.94%(d)     2.10%(e)
============================================================  ========     ========    ========     =========     ========
Ratio of net investment income (loss) to average net
 assets(f)                                                       (0.38)%(d)    (0.28)%    (0.58)%(e)    (0.38)%(d)   (0.28)%(e)
============================================================  ========     ========    ========     =========     ========
Portfolio turnover rate                                             27%          43%         10%           27%          43%
============================================================  ========     ========    ========     =========     ========

(a)  Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursement. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.12% and 2.08% (annualized) for 1997-1996 for Class B and 2.12% (annualized) for 1997 for Class C.
(d) Ratios are based on average net assets of $495,147,421 and $31,573,149 for Class B and Class C, respectively.
(e)  Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.31)% and (0.65)% (annualized) for 1997-1996 for Class B and (0.31)% (annualized) for 1997 for Class C.

                       INDEPENDENT AUDITORS' REPORT

                       To the Board of Directors and Shareholders
                       AIM Equity Funds, Inc.:

                       We have audited the accompanying statement of assets and liabilities of AIM Capital Development Fund (a series portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the two-year period then ended and the period June 17, 1996 (date operations commenced) through October 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of the AIM Capital Development Fund as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period June 17, 1996 (date operations commenced) through October 31, 1996, in conformity with generally accepted accounting principles.


                                                    /s/ KPMG PEAT MARWICK LLP
                                                    KPMG Peat Marwick LLP


                       Houston, Texas
                       December 4, 1998

SCHEDULE OF INVESTMENTS

October 31, 1998

                                                     MARKET
                                     SHARES          VALUE
COMMON STOCKS & OTHER EQUITY
  INTERESTS-93.06%

AEROSPACE/DEFENSE-0.99%

Gulfstream Aerospace Corp.(a)           75,000   $    3,318,750
---------------------------------------------------------------
Hawk Corp.(a)                          120,700        1,207,000
---------------------------------------------------------------
Kroll-O'Gara Co. (The)(a)              210,000        5,171,250
---------------------------------------------------------------
Moog Inc.(a)                            22,200          681,262
---------------------------------------------------------------
Tri Star Aerospace Co.(a)              200,000        2,050,000
---------------------------------------------------------------
                                                     12,428,262
---------------------------------------------------------------

AIR FREIGHT-0.11%

Dynamex Inc.(a)                        201,000        1,394,438
---------------------------------------------------------------

AIRLINES-0.72%

Atlantic Coast Airlines
  Holdings(a)                          120,000        2,880,000
---------------------------------------------------------------
Midway Airlines, Corp.(a)              220,000        2,970,000
---------------------------------------------------------------
Ryanair Holdings PLC-ADR
  (Ireland)(a)                         110,000        3,231,250
---------------------------------------------------------------
                                                      9,081,250
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.58%

Aftermarket Technology Corp.(a)        134,300          839,375
---------------------------------------------------------------
Keystone Automotive Industries,
  Inc.(a)                              247,900        4,632,631
---------------------------------------------------------------
Stoneridge, Inc.(a)                    126,300        1,886,606
---------------------------------------------------------------
                                                      7,358,612
---------------------------------------------------------------

BANKS (REGIONAL)-1.49%

Banknorth Group, Inc.                   32,000        1,020,000
---------------------------------------------------------------
Bank United Corp.-Class A              100,000        3,984,375
---------------------------------------------------------------
Golden State Bancorp, Inc.(a)          225,000        4,317,188
---------------------------------------------------------------
Golden State Bancorp, Litigation
  Warrants, expiring 01/01/01(a)        75,000          365,625
---------------------------------------------------------------
Independence Community Bank Corp.      227,000        3,107,062
---------------------------------------------------------------
Marshall & Ilsley Corp.                 35,000        1,706,250
---------------------------------------------------------------
North Fork Bancorporation, Inc.        175,000        3,478,125
---------------------------------------------------------------
Southwest Bancorp. of Texas,
  Inc.(a)                               50,000          765,625
---------------------------------------------------------------
                                                     18,744,250
---------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-0.24%

Triarc Companies, Inc.(a)              190,000        2,968,750
---------------------------------------------------------------

BIOTECHNOLOGY-0.71%

Genzyme Corp.(a)                        30,000        1,261,875
---------------------------------------------------------------
IDEXX Laboratories, Inc.(a)            160,000        3,650,000
---------------------------------------------------------------
Pharmaceutical Product
  Development, Inc.(a)                 150,000        4,050,000
---------------------------------------------------------------
                                                      8,961,875
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO &
  CABLE)-2.28%

Capstar Broadcasting Corp.-Class
  A(a)                                 228,200        3,964,975
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
BROADCASTING (TELEVISION, RADIO &
  CABLE)-(CONTINUED)

Chancellor Media Corp.(a)              100,000   $    3,837,500
---------------------------------------------------------------
Cox Radio, Inc.-Class A(a)              85,000        3,182,188
---------------------------------------------------------------
Emmis Broadcasting Corp.-Class
  A(a)                                 110,000        3,602,500
---------------------------------------------------------------
Hearst-Argyle Television Inc.(a)        35,070          973,192
---------------------------------------------------------------
Heftel Broadcasting Corp.(a)            85,000        3,495,625
---------------------------------------------------------------
Metro Networks, Inc.(a)                120,000        4,395,000
---------------------------------------------------------------
Univision Communications, Inc.(a)      178,000        5,251,000
---------------------------------------------------------------
                                                     28,701,980
---------------------------------------------------------------

BUILDING MATERIALS-0.30%

Pameco Corp.(a)                        130,000        1,820,000
---------------------------------------------------------------
Pentacon, Inc.(a)                      100,000          512,500
---------------------------------------------------------------
White Cap Industries, Inc.(a)          140,000        1,470,000
---------------------------------------------------------------
                                                      3,802,500
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-1.95%

ADC Telecommunications, Inc.(a)        165,000        3,795,000
---------------------------------------------------------------
Aspect Telecommunications
  Corp.(a)                             110,600        1,672,825
---------------------------------------------------------------
Comverse Technology, Inc.(a)           140,000        6,440,000
---------------------------------------------------------------
DSET Corp.(a)                           92,200        1,152,500
---------------------------------------------------------------
Excel Switching Corp.(a)               155,000        3,138,750
---------------------------------------------------------------
NICE-Systems Ltd.-ADR (Israel)(a)      125,000        2,375,000
---------------------------------------------------------------
North East Optic Network, Inc.(a)      400,000        2,450,000
---------------------------------------------------------------
Tekelec(a)                             200,000        3,587,500
---------------------------------------------------------------
                                                     24,611,575
---------------------------------------------------------------

COMPUTERS (HARDWARE)-0.60%

Bell & Howell Co.(a)                   125,000        3,312,500
---------------------------------------------------------------
Gateway 2000, Inc.(a)                   65,000        3,627,813
---------------------------------------------------------------
National Instruments Corp.(a)           25,000          684,375
---------------------------------------------------------------
                                                      7,624,688
---------------------------------------------------------------

COMPUTERS (NETWORKING)-0.39%

FORE Systems, Inc.(a)                  285,000        4,453,125
---------------------------------------------------------------
Fvc.com Inc.(a)                         50,000          425,000
---------------------------------------------------------------
                                                      4,878,125
---------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-9.12%

Avant! Corp.(a)                        130,419        2,225,274
---------------------------------------------------------------
Best Software, Inc.(a)                 355,000        8,697,500
---------------------------------------------------------------
BrightStar Information Technology
  Group, Inc.(a)                       131,900          906,812
---------------------------------------------------------------
Cadence Design Systems, Inc.(a)        205,000        4,381,875
---------------------------------------------------------------
Complete Business Solutions,
  Inc.(a)                              205,000        4,868,750
---------------------------------------------------------------
Concord Communications, Inc.(a)         62,300        2,312,888
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

Concord EFS, Inc.(a)                   230,000   $    6,555,000
---------------------------------------------------------------
DA Consulting Group, Inc.(a)           160,800        2,412,000
---------------------------------------------------------------
Datastream Systems, Inc.(a)            182,400        1,835,400
---------------------------------------------------------------
Dendrite International, Inc.(a)        128,800        2,656,500
---------------------------------------------------------------
Electronic Arts, Inc.(a)                45,000        1,850,625
---------------------------------------------------------------
Hyperion Solutions Corporation(a)      147,250        4,417,500
---------------------------------------------------------------
Intuit, Inc.(a)                         75,000        3,787,500
---------------------------------------------------------------
JDA Software Group, Inc.(a)            170,000        1,615,000
---------------------------------------------------------------
Learning Company, Inc. (The)(a)        275,000        7,098,438
---------------------------------------------------------------
Manhattan Associates, Inc.(a)           68,200        1,091,200
---------------------------------------------------------------
MAPICS, Inc.(a)                         70,000        1,321,250
---------------------------------------------------------------
Mastech Corp.(a)                       210,000        4,935,000
---------------------------------------------------------------
Medical Manager Corp.(a)               400,000        9,950,000
---------------------------------------------------------------
Mercury Interactive Corp.(a)           115,000        4,772,500
---------------------------------------------------------------
MTI Technology Corp.(a)                200,000          650,000
---------------------------------------------------------------
Network Associates, Inc.(a)            120,500        5,121,250
---------------------------------------------------------------
Network Solutions, Inc.-Class
  A(a)                                 105,000        5,604,375
---------------------------------------------------------------
Platinum Technology, Inc.(a)           212,250        3,488,859
---------------------------------------------------------------
Sterling Commerce, Inc.(a)             143,500        5,058,375
---------------------------------------------------------------
Synopsys, Inc.(a)                       81,084        3,669,051
---------------------------------------------------------------
Transaction Systems Architects,
  Inc.-Class A(a)                      100,000        3,609,375
---------------------------------------------------------------
USWeb Corp.(a)                         330,000        4,743,750
---------------------------------------------------------------
Visio Corp.(a)                         140,000        3,727,500
---------------------------------------------------------------
Walker Interactive Systems,
  Inc.(a)                              306,000        1,530,000
---------------------------------------------------------------
                                                    114,893,547
---------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.43%

Blyth Industries, Inc.(a)              195,000        5,386,875
---------------------------------------------------------------

CONSUMER FINANCE-0.43%

American Capital Strategies, Ltd.       85,100        1,127,575
---------------------------------------------------------------
Cash America International, Inc.       205,000        2,562,500
---------------------------------------------------------------
Investors Financial Services
  Corp.                                 10,000          538,750
---------------------------------------------------------------
United Panam Financial Corp.(a)        242,500        1,242,813
---------------------------------------------------------------
                                                      5,471,638
---------------------------------------------------------------

CONTAINERS (METAL & GLASS)-0.46%

Silgan Holdings, Inc.(a)               230,000        5,750,000
---------------------------------------------------------------

DISTRIBUTORS (FOOD &
  HEALTH)-1.15%

AmeriSource Health Corp.-Class
  A(a)                                  95,000        4,981,563
---------------------------------------------------------------
JP Foodservice, Inc.(a)                100,750        4,785,625
---------------------------------------------------------------
Performance Food Group Co.(a)          175,000        4,243,750
---------------------------------------------------------------
Weider Nutrition International,
  Inc.                                 100,000          493,750
---------------------------------------------------------------
                                                     14,504,688
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-1.14%

American Power Conversion
  Corp.(a)                             110,000        4,668,125
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
ELECTRICAL EQUIPMENT-(CONTINUED)

PCD, Inc.(a)                           150,000   $    1,912,500
---------------------------------------------------------------
Pinnacle Systems, Inc.(a)              120,000        4,080,000
---------------------------------------------------------------
SCI Systems, Inc.(a)                    95,000        3,752,500
---------------------------------------------------------------
                                                     14,413,125
---------------------------------------------------------------

ELECTRONICS
  (INSTRUMENTATION)-0.36%

EFTC Corp.(a)                          100,000          262,500
---------------------------------------------------------------
Quanta Services, Inc.(a)               300,300        4,335,581
---------------------------------------------------------------
                                                      4,598,081
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-1.08%

Apex PC Solutions, Inc.(a)             180,000        4,702,500
---------------------------------------------------------------
Microchip Technology, Inc.(a)          160,000        4,330,000
---------------------------------------------------------------
Sipex Corp.(a)                         165,000        4,578,750
---------------------------------------------------------------
                                                     13,611,250
---------------------------------------------------------------

ENTERTAINMENT-0.66%

Alliance Atlantis Communications
  Corp.-Class B (Canada)(a)             60,000        1,117,500
---------------------------------------------------------------
Loews Cineplex Entertainment
  Corp.(a)                             319,500        3,354,750
---------------------------------------------------------------
Metro-Goldwyn-Mayer Inc.(a)            100,000          968,750
---------------------------------------------------------------
Metro-Goldwyn-Mayer Inc.,
  Rights(a)                            128,900          161,125
---------------------------------------------------------------
Metromedia International Group,
  Inc.(a)                              200,000        1,225,000
---------------------------------------------------------------
Sports Club Co., Inc. (The)(a)         302,300        1,435,925
---------------------------------------------------------------
                                                      8,263,050
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.71%

AMRESCO, Inc.(a)                        60,000          416,250
---------------------------------------------------------------
FirstCity Financial Corp.(a)           160,000        2,120,000
---------------------------------------------------------------
Hamilton Bancorp, Inc.(a)              100,000        2,750,000
---------------------------------------------------------------
Insignia/ESG Holdings, Inc.(a)          30,000          382,500
---------------------------------------------------------------
Medallion Financial Corp.              227,000        4,029,250
---------------------------------------------------------------
MGIC Investment Corp.                   20,000          780,000
---------------------------------------------------------------
Mutual Risk Management Ltd.             30,000        1,014,375
---------------------------------------------------------------
PMI Group, Inc. (The)                   39,000        1,967,063
---------------------------------------------------------------
Rock Financial Corp.                   200,000        1,012,500
---------------------------------------------------------------
SEI Corp.                               85,000        7,044,375
---------------------------------------------------------------
                                                     21,516,313
---------------------------------------------------------------

FOODS-1.63%

American Italian Pasta Co.-Class
  A(a)                                 256,000        5,888,000
---------------------------------------------------------------
International Home Foods, Inc.(a)      195,000        3,461,250
---------------------------------------------------------------
Keebler Foods Co.(a)                   155,500        4,470,625
---------------------------------------------------------------
Suiza Foods Corp.(a)                   104,900        3,422,363
---------------------------------------------------------------
Universal Foods Corp.                  149,800        3,248,787
---------------------------------------------------------------
                                                     20,491,025
---------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-0.42%

Harrah's Entertainment, Inc.(a)        154,800        2,186,550
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-(CONTINUED)

International Game Technology          135,000   $    3,045,938
---------------------------------------------------------------
                                                      5,232,488
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-0.56%

Allergan, Inc.                          75,000        4,682,813
---------------------------------------------------------------
IVAX Corp.(a)                          250,000        2,375,000
---------------------------------------------------------------
                                                      7,057,813
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-2.21%

Barr Laboratories, Inc.(a)             150,700        5,152,056
---------------------------------------------------------------
Forest Laboratories, Inc.(a)           110,000        4,599,375
---------------------------------------------------------------
Jones Medical Industries, Inc.         142,000        4,588,375
---------------------------------------------------------------
Mylan Laboratories, Inc.               130,000        4,476,875
---------------------------------------------------------------
North American Vaccine, Inc.(a)         60,000          907,500
---------------------------------------------------------------
Parexel International Corp.(a)          75,000        1,654,688
---------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)        115,000        6,396,875
---------------------------------------------------------------
                                                     27,775,744
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.49%

Health Management Associates,
  Inc.-Class A(a)                      197,250        3,513,516
---------------------------------------------------------------
New American Healthcare Corp.(a)       250,000        2,656,250
---------------------------------------------------------------
                                                      6,169,766
---------------------------------------------------------------

HEALTH CARE (LONG TERM
  CARE)-0.50%

Mariner Post-Acute Network,
  Inc.(a)                              185,000        1,075,313
---------------------------------------------------------------
Sunrise Assisted Living, Inc.(a)       120,000        5,167,500
---------------------------------------------------------------
                                                      6,242,813
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.53%

Alternative Living Services,
  Inc.(a)                               85,000        2,220,625
---------------------------------------------------------------
American Oncology Resources,
  Inc.(a)                               45,000          599,063
---------------------------------------------------------------
Express Scripts, Inc.-Class A(a)        40,000        3,907,500
---------------------------------------------------------------
                                                      6,727,188
---------------------------------------------------------------
HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-3.39%

Biomet, Inc.                           110,000        3,733,125
---------------------------------------------------------------
Coopers Companies, Inc.(a)             208,000        4,940,000
---------------------------------------------------------------
Cyberonics, Inc.                       105,000          630,000
---------------------------------------------------------------
DVI, Inc.(a)                            77,000        1,203,125
---------------------------------------------------------------
Henry Schein, Inc.(a)                  120,000        4,642,500
---------------------------------------------------------------
Lifecore Biomedical, Inc.(a)           272,100        1,938,713
---------------------------------------------------------------
Maxxim Medical, Inc.(a)                140,000        3,535,000
---------------------------------------------------------------
Mini Med, Inc.(a)                       55,000        3,052,500
---------------------------------------------------------------
PSS World Medical, Inc.(a)             230,000        5,088,750
---------------------------------------------------------------
Sofamor Danek Group, Inc.(a)            45,000        4,573,125
---------------------------------------------------------------
Steris Corp.(a)                         75,000        1,725,000
---------------------------------------------------------------
Sybron International Corp.(a)          234,900        5,813,775
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-(CONTINUED)

Trex Medical Corp.(a)                  150,000   $    1,837,500
---------------------------------------------------------------
                                                     42,713,113
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-3.62%

Advance Paradigm, Inc.(a)              220,000        7,260,000
---------------------------------------------------------------
BioReliance Corp(a)                     50,000          400,000
---------------------------------------------------------------
Boron, LePore & Associates,
  Inc.(a)                               94,900        2,562,300
---------------------------------------------------------------
Capital Senior Living Corp.(a)         270,000        3,172,500
---------------------------------------------------------------
Covance, Inc.(a)                       105,000        2,926,875
---------------------------------------------------------------
First Consulting Group, Inc.(a)        255,800        4,204,713
---------------------------------------------------------------
MAXIMUS, Inc.(a)                        39,000        1,131,000
---------------------------------------------------------------
Ocular Sciences, Inc.(a)               171,100        4,298,888
---------------------------------------------------------------
Omnicare, Inc.                         125,700        4,344,506
---------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(a)                              289,900        5,489,981
---------------------------------------------------------------
PharMerica, Inc.(a)                    365,000        1,231,875
---------------------------------------------------------------
Renex Corp.(a)                         200,000          900,000
---------------------------------------------------------------
Superior Consultant Holdings
  Corp.(a)                             105,000        3,885,000
---------------------------------------------------------------
Ventana Medical Systems, Inc.(a)       208,000        3,848,000
---------------------------------------------------------------
                                                     45,655,638
---------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES-0.29%

Service Experts, Inc.(a)               122,300        3,691,931
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.23%

Dial Corp. (The)                       105,000        2,894,063
---------------------------------------------------------------

HOUSEWARES-0.49%

Central Garden and Pet Co.(a)          188,000        3,713,000
---------------------------------------------------------------
Helen of Troy Ltd.(a)                  100,000        1,487,500
---------------------------------------------------------------
Windmere-Durable Holdings Inc.(a)      125,000          960,938
---------------------------------------------------------------
                                                      6,161,438
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.83%

ESG Re Ltd. (United Kingdom)            77,700        1,437,450
---------------------------------------------------------------
Healthcare Recoveries, Inc.(a)         279,800        2,832,975
---------------------------------------------------------------
Nationwide Financial Services,
  Inc.-Class A                         120,000        4,980,000
---------------------------------------------------------------
PAULA Financial                        151,500        1,202,531
---------------------------------------------------------------
                                                     10,452,956
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.18%

Horace Mann Educators Corp.             81,000        2,318,625
---------------------------------------------------------------

INSURANCE
  (PROPERTY-CASUALTY)-1.99%

Amerin Corp.(a)                        220,000        4,702,500
---------------------------------------------------------------
CMAC Investment Corp.                   73,000        3,056,875
---------------------------------------------------------------
CNA Surety Corp.(a)                    249,700        3,511,406
---------------------------------------------------------------
Everest Reinsurance Holdings,
  Inc.                                  86,000        2,961,626
---------------------------------------------------------------
Fidelity National Financial, Inc.       90,000        2,767,500
---------------------------------------------------------------
HCC Insurance Holdings, Inc.           150,000        2,690,625
---------------------------------------------------------------
Reliance Group Holdings, Inc.          220,000        3,066,250
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
INSURANCE (PROPERTY-CASUALTY)-(CONTINUED)

Transatlantic Holdings, Inc.            30,000   $    2,340,000
---------------------------------------------------------------
                                                     25,096,782
---------------------------------------------------------------

INSURANCE BROKERS-0.16%

Annuity and Life Re, Ltd.
  (Bermuda)(a)                          87,400        2,042,975
---------------------------------------------------------------

INVESTMENT
  BANKING/BROKERAGE-0.20%

EVEREN Capital Corp.                   125,000        2,546,875
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.94%

Affiliated Managers Group,
  Inc.(a)                              225,000        5,006,250
---------------------------------------------------------------
Conning Corp.                           70,000        1,032,500
---------------------------------------------------------------
Knight/Trimark Group, Inc.(a)          400,000        3,250,000
---------------------------------------------------------------
Waddell & Reed Financial, Inc.         125,000        2,617,188
---------------------------------------------------------------
                                                     11,905,938
---------------------------------------------------------------

INVESTMENTS-0.05%

Security Capital Group Inc.-Class
  B(a)                                  36,700          584,906
---------------------------------------------------------------

LAND DEVELOPMENT-0.25%

Silverleaf Resorts, Inc.(a)            268,000        3,165,750
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.88%

Family Golf Centers, Inc.(a)           149,800        3,155,163
---------------------------------------------------------------
GTECH Holdings Corp.(a)                 55,000        1,320,000
---------------------------------------------------------------
International Speedway Corp.           122,600        3,785,275
---------------------------------------------------------------
North Face, Inc. (The)(a)              165,000        1,969,687
---------------------------------------------------------------
Travis Boats & Motors, Inc.(a)          49,500          813,656
---------------------------------------------------------------
                                                     11,043,781
---------------------------------------------------------------

LODGING-HOTELS-0.82%

American Skiing Co.(a)                  70,000          625,625
---------------------------------------------------------------
Four Seasons Hotels, Inc.
  (Canada)                             100,000        2,300,000
---------------------------------------------------------------
Prime Hospitality Corp.(a)             120,000        1,095,000
---------------------------------------------------------------
Royal Caribbean Cruises Ltd.           140,000        3,902,500
---------------------------------------------------------------
Vail Resorts Inc.(a)                    91,700        2,452,975
---------------------------------------------------------------
                                                     10,376,100
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-0.03%

Industrial Distribution Group,
  Inc.(a)                               45,100          326,975
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-2.55%

Alpine Group, Inc.(The)(a)             169,700        2,863,688
---------------------------------------------------------------
American Bank Note Holographics,
  Inc.(a)                              545,500        5,148,156
---------------------------------------------------------------
Amor Holdings, Inc.(a)                 100,000        1,043,750
---------------------------------------------------------------
First Years, Inc. (The)                390,000        6,142,500
---------------------------------------------------------------
Howmet International Inc.(a)           290,000        4,350,000
---------------------------------------------------------------
Mettler-Toledo International
  Inc.(a)                              202,000        4,418,750
---------------------------------------------------------------
Superior TeleCom Inc.                   70,100        3,014,300
---------------------------------------------------------------
U.S.A. Floral Products, Inc.(a)        120,000        1,095,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
MANUFACTURING (SPECIALIZED)-(CONTINUED)

US Filter Corp.(a)                     190,000   $    4,025,625
---------------------------------------------------------------
                                                     32,101,769
---------------------------------------------------------------

METAL FABRICATORS-0.38%

Metal USA Inc.(a)                      480,000        4,770,000
---------------------------------------------------------------

NATURAL GAS-0.26%

KN Energy, Inc.                         65,000        3,229,688
---------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.76%

Daisytek International Corp.(a)        230,000        3,464,375
---------------------------------------------------------------
Knoll, Inc.(a)                         100,000        2,700,000
---------------------------------------------------------------
School Specialty, Inc.(a)              214,102        3,372,107
---------------------------------------------------------------
                                                      9,536,482
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.07%

Tuboscope Vetco International
  Corp.(a)                              70,000          866,250
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-2.19%

Anadarko Petroleum Corp.               104,600        3,543,325
---------------------------------------------------------------
Apache Corp.                           135,000        3,822,188
---------------------------------------------------------------
Benton Oil & Gas Co.(a)                 90,000          461,250
---------------------------------------------------------------
Devon Energy Corp.                     125,000        4,234,375
---------------------------------------------------------------
Newfield Exploration Co.(a)             50,000        1,215,625
---------------------------------------------------------------
Noble Affiliates, Inc.                 130,000        4,257,500
---------------------------------------------------------------
Ocean Energy, Inc.(a)                  150,000        1,875,000
---------------------------------------------------------------
Snyder Oil Corp.                       205,000        3,267,187
---------------------------------------------------------------
Stolt Comex Seaway, S.A. (United
  Kingdom)(a)                          100,000        1,031,250
---------------------------------------------------------------
Union Pacific Resources Group
  Inc.                                 299,800        3,897,400
---------------------------------------------------------------
                                                     27,605,100
---------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.21%

Pope & Talbot, Inc.                     96,500          910,719
---------------------------------------------------------------
Wausau-Mosinee Paper Corp.             100,000        1,743,750
---------------------------------------------------------------
                                                      2,654,469
---------------------------------------------------------------

PERSONAL CARE-1.69%

Chattem, Inc.(a)                       149,900        4,159,725
---------------------------------------------------------------
NBTY, Inc.(a)                          434,700        3,477,600
---------------------------------------------------------------
Playtex Products, Inc.(a)              251,700        3,319,294
---------------------------------------------------------------
Rexall Sundown, Inc.(a)                200,000        3,587,500
---------------------------------------------------------------
Steiner Leisure Ltd.(a)                130,000        3,168,750
---------------------------------------------------------------
Twinlab Corp.(a)                       160,000        3,550,000
---------------------------------------------------------------
                                                     21,262,869
---------------------------------------------------------------

PUBLISHING-1.01%

IDG Books Worldwide, Inc.(a)           329,800        5,111,900
---------------------------------------------------------------
Petersen Companies, Inc.
  (The)-Class A(a)                     110,000        2,921,875
---------------------------------------------------------------
Scholastic Corp.(a)                    120,000        4,732,500
---------------------------------------------------------------
                                                     12,766,275
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RAILROADS-0.34%

Kansas City Southern Industries,
  Inc.                                 110,300   $    4,260,338
---------------------------------------------------------------

REAL ESTATE INVESTMENT
  TRUST-2.67%

AMRESCO Capital Trust Inc.             265,500        2,157,188
---------------------------------------------------------------
Apartment Investment & Management
  Co.                                  100,000        3,493,750
---------------------------------------------------------------
Apartment Investment & Management
  Co., Series E Conv. Pfd.              11,790          468,653
---------------------------------------------------------------
CarrAmerica Realty Corp.               100,000        2,250,000
---------------------------------------------------------------
CCA Prison Realty Trust                 50,000        1,175,000
---------------------------------------------------------------
Colonial Properties Trust              100,000        2,750,000
---------------------------------------------------------------
Corporate Office Properties
  Trust, Inc.                          380,000        2,897,500
---------------------------------------------------------------
Correctional Properties Trust          207,400        4,031,337
---------------------------------------------------------------
Equity Office Properties Trust         108,000        2,592,000
---------------------------------------------------------------
Great Lakes REIT, Inc.                  40,000          657,500
---------------------------------------------------------------
Kilroy Realty Corp.                    150,000        3,328,125
---------------------------------------------------------------
Manufactured Home Communities,
  Inc.                                 130,000        3,241,875
---------------------------------------------------------------
MeriStar Hospitality Corp.              85,000        1,572,500
---------------------------------------------------------------
Weeks Corp.                            105,000        3,051,562
---------------------------------------------------------------
                                                     33,666,990
---------------------------------------------------------------

RESTAURANTS-1.58%

Avado Brands, Inc.                     300,000        2,362,500
---------------------------------------------------------------
Brinker International, Inc.(a)         192,000        4,644,000
---------------------------------------------------------------
CEC Entertainment Inc.(a)              150,000        4,237,500
---------------------------------------------------------------
Dave & Buster's, Inc.(a)               144,900        2,716,875
---------------------------------------------------------------
Logan's Roadhouse, Inc.(a)              40,000          700,000
---------------------------------------------------------------
Rainforest Cafe, Inc.(a)               150,000          993,750
---------------------------------------------------------------
Starbucks Corp.(a)                      97,000        4,207,375
---------------------------------------------------------------
                                                     19,862,000
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.18%

Eagle Hardware & Garden, Inc.(a)       100,000        2,325,000
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.79%

CDW Computer Centers, Inc.(a)           60,000        4,496,250
---------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)           61,800        2,811,900
---------------------------------------------------------------
Tech Data Corp.(a)                      67,000        2,638,125
---------------------------------------------------------------
                                                      9,946,275
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.58%

Consolidated Stores Corp.(a)            56,400          927,075
---------------------------------------------------------------
Family Dollar Stores, Inc.             283,600        5,140,250
---------------------------------------------------------------
K & G Men's Center, Inc.(a)            149,100        1,248,712
---------------------------------------------------------------
                                                      7,316,037
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.92%

Dominick's Supermarkets, Inc.(a)        48,100        2,347,881
---------------------------------------------------------------
Whole Foods Market, Inc.(a)            100,000        4,006,250
---------------------------------------------------------------
Wild Oats Markets Inc.(a)              210,000        5,171,250
---------------------------------------------------------------
                                                     11,525,381
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RETAIL (GENERAL
  MERCHANDISE)-0.18%

Signet Group PLC (United
  Kingdom)(a)                        2,320,000   $    1,239,610
---------------------------------------------------------------
Signet Group PLC-ADR (United
  Kingdom)(a)                           60,000          967,500
---------------------------------------------------------------
                                                      2,207,110
---------------------------------------------------------------

RETAIL (HOME SHOPPING)-0.36%

Micro Warehouse, Inc.(a)               205,000        4,471,563
---------------------------------------------------------------

RETAIL (SPECIALTY)-5.62%

Bed Bath & Beyond, Inc.(a)             100,000        2,756,250
---------------------------------------------------------------
Brookstone, Inc.(a)                     85,000          972,188
---------------------------------------------------------------
Casey's General Stores, Inc.           130,000        1,820,000
---------------------------------------------------------------
Cole National Corp.-Class A(a)          70,000        1,452,500
---------------------------------------------------------------
CSK Auto Corp.(a)                      147,400        3,841,612
---------------------------------------------------------------
Electronics Boutique Holdings
  Corp.(a)                             200,000        2,500,000
---------------------------------------------------------------
Finish Line, Inc. (The)-Class
  A(a)                                  70,000          743,750
---------------------------------------------------------------
Group 1 Automotive, Inc.(a)             90,000        1,541,250
---------------------------------------------------------------
Hibbett Sporting Goods, Inc.(a)        170,000        4,600,625
---------------------------------------------------------------
Home Choice Holdings Inc.(a)           189,100        2,470,119
---------------------------------------------------------------
Hot Topic, Inc.(a)                      86,000        1,612,500
---------------------------------------------------------------
Just for Feet, Inc.(a)                 198,900        3,368,869
---------------------------------------------------------------
Linens 'N Things, Inc.(a)              310,300        9,599,906
---------------------------------------------------------------
Lithia Motors, Inc.-Class A(a)         135,000        2,025,000
---------------------------------------------------------------
Michaels Stores, Inc.(a)               172,000        3,440,000
---------------------------------------------------------------
Musicland Stores Corp.(a)              300,000        3,956,250
---------------------------------------------------------------
PETsMART Inc.(a)                       180,000        1,293,750
---------------------------------------------------------------
Pier 1 Imports, Inc.                   232,500        2,150,625
---------------------------------------------------------------
Polo Ralph Lauren Corp.(a)             100,000        2,081,250
---------------------------------------------------------------
Rainbow Rentals, Inc.(a)               172,000        1,709,250
---------------------------------------------------------------
Renters Choice, Inc.(a)                129,900        3,223,144
---------------------------------------------------------------
Rent-Way, Inc.(a)                       97,900        2,312,887
---------------------------------------------------------------
Williams-Sonoma, Inc.(a)               185,000        5,041,250
---------------------------------------------------------------
Zale Corp.(a)                          265,000        6,277,188
---------------------------------------------------------------
                                                     70,790,163
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.52%

Abercrombie & Fitch Co.-Class
  A(a)                                  70,000        2,778,125
---------------------------------------------------------------
Goody's Family Clothing, Inc.(a)        82,500          881,718
---------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)          90,000        2,182,500
---------------------------------------------------------------
Stage Stores, Inc.(a)                   50,000          662,500
---------------------------------------------------------------
                                                      6,504,843
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.26%

Allied Capital Corp.                   175,000        3,281,250
---------------------------------------------------------------

SERVICES
  (ADVERTISING/MARKETING)-3.46%

Abacus Direct Corp.(a)                 115,000        5,606,250
---------------------------------------------------------------
Acxiom Corp.(a)                        196,000        4,924,500
---------------------------------------------------------------
Forrester Research, Inc.(a)            109,300        3,524,925
---------------------------------------------------------------
Getty Images, Inc. (United
  Kingdom)(a)                           30,000          369,375
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
SERVICES (ADVERTISING/MARKETING)-(CONTINUED)

Hagler Bailly, Inc.(a)                 160,000   $    3,760,000
---------------------------------------------------------------
HA-LO Industries, Inc.(a)              150,000        4,237,500
---------------------------------------------------------------
Information Resources, Inc.(a)         155,000        1,230,312
---------------------------------------------------------------
Lamar Advertising Co.(a)               225,000        7,024,218
---------------------------------------------------------------
Market Facts, Inc.(a)                  173,800        4,062,575
---------------------------------------------------------------
Nielsen Media Research                 200,000        2,837,500
---------------------------------------------------------------
Snyder Communications, Inc.(a)          90,000        3,211,875
---------------------------------------------------------------
Young & Rubicam, Inc.(a)               108,500        2,834,563
---------------------------------------------------------------
                                                     43,623,593
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-7.21%

ABR Information Services, Inc.(a)      239,900        4,528,112
---------------------------------------------------------------
Advantage Learning Systems,
  Inc.(a)                               55,400        2,548,400
---------------------------------------------------------------
Avis Rent A Car, Inc.(a)               140,400        2,860,650
---------------------------------------------------------------
Bright Horizons Family Solutions,
  Inc.(a)                              189,992        3,514,852
---------------------------------------------------------------
Career Education Corp.(a)               51,700        1,266,650
---------------------------------------------------------------
Cerner Corp.(a)                         45,000        1,006,875
---------------------------------------------------------------
Equity Corp. International(a)          200,000        4,962,500
---------------------------------------------------------------
G & K Services, Inc.-Class A            53,500        2,447,625
---------------------------------------------------------------
Galileo International, Inc.            126,700        4,806,681
---------------------------------------------------------------
Hertz Corp.-Class A                     87,000        3,115,687
---------------------------------------------------------------
Inspire Insurance Solutions,
  Inc.(a)                              172,500        4,312,500
---------------------------------------------------------------
Iron Mountain, Inc.(a)                 150,000        4,584,375
---------------------------------------------------------------
LaSalle Partners, Inc.(a)               71,900        2,103,075
---------------------------------------------------------------
MemberWorks, Inc.(a)                   100,000        2,312,500
---------------------------------------------------------------
Metzler Group, Inc.(a)                 180,000        7,560,000
---------------------------------------------------------------
PalEx, Inc.(a)                         125,000          875,000
---------------------------------------------------------------
Pegasus Systems, Inc.(a)               250,000        4,343,750
---------------------------------------------------------------
Pittston Brink's Group                  70,000        2,082,500
---------------------------------------------------------------
Primark Corp.(a)                       143,000        3,861,000
---------------------------------------------------------------
Protection One, Inc.                   281,000        3,161,250
---------------------------------------------------------------
Regis Corp.                            156,800        4,811,800
---------------------------------------------------------------
Rental Service Corp.(a)                140,000        3,115,000
---------------------------------------------------------------
Sotheby's Holdings, Inc.-Class A        55,000        1,189,375
---------------------------------------------------------------
Strayer Education, Inc.                 25,000          850,000
---------------------------------------------------------------
Sylvan Learning Systems, Inc.(a)       205,000        6,329,375
---------------------------------------------------------------
Trammell Crow Co.(a)                    46,600        1,007,725
---------------------------------------------------------------
Travel Services International,
  Inc.(a)                              260,000        5,265,000
---------------------------------------------------------------
United Rentals, Inc.(a)                 38,500        1,034,688
---------------------------------------------------------------
United Road Services, Inc.(a)           60,000          960,000
---------------------------------------------------------------
                                                     90,816,945
---------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-3.07%

Cotelligent Group, Inc.(a)             187,500        3,539,063
---------------------------------------------------------------
Gartner Group, Inc.-Class A(a)         157,000        3,120,375
---------------------------------------------------------------
Insight Enterprises, Inc.(a)           150,000        4,350,000
---------------------------------------------------------------
Keane, Inc.(a)                          95,000        3,158,750
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
SERVICES (COMPUTER SYSTEMS)-(CONTINUED)

Policy Management Systems
  Corp.(a)                             155,000   $    7,042,812
---------------------------------------------------------------
Shared Medical Systems Corp.            40,000        1,995,000
---------------------------------------------------------------
SunGard Data Systems Inc.(a)           341,900       11,539,125
---------------------------------------------------------------
Sykes Enterprises, Inc.(a)             196,900        3,864,162
---------------------------------------------------------------
                                                     38,609,287
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-3.64%

4Front Software International,
  Inc.(a)                              335,000        2,721,875
---------------------------------------------------------------
Billing Concepts Corp.(a)              106,700        1,507,138
---------------------------------------------------------------
BISYS Group, Inc.(a)                   200,000        8,750,000
---------------------------------------------------------------
Computer Horizons Corp.(a)              85,000        1,955,000
---------------------------------------------------------------
CSG Systems International,
  Inc.(a)                              150,000        8,175,000
---------------------------------------------------------------
DST Systems, Inc.(a)                    45,000        2,250,000
---------------------------------------------------------------
Fiserv, Inc.(a)                        115,000        5,347,500
---------------------------------------------------------------
Lason Holdings, Inc.(a)                 76,400        4,182,900
---------------------------------------------------------------
MedQuist, Inc.(a)                       97,900        2,637,180
---------------------------------------------------------------
NOVA Corp.(a)                          144,400        4,169,550
---------------------------------------------------------------
Transaction Network Services,
  Inc.(a)                              151,900        4,158,262
---------------------------------------------------------------
                                                     45,854,405
---------------------------------------------------------------

SERVICES (ELECTRONICS MANUFACTURING)-0.18%

Celestica Inc. (Canada)(a)             125,000        2,289,062
---------------------------------------------------------------
SERVICES (EMPLOYMENT)-0.72%
Metamor Worldwide, Inc.(a)             135,000        3,467,813
---------------------------------------------------------------
Syntel, Inc.(a)                        165,000        2,310,000
---------------------------------------------------------------
Vincam Group, Inc. (The)(a)            209,850        3,318,252
---------------------------------------------------------------
                                                      9,096,065
---------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL)-1.03%

Casella Waste Systems, Inc.(a)         190,000        5,605,000
---------------------------------------------------------------
Wackenhut Corrections Corp.(a)         179,700        4,413,880
---------------------------------------------------------------
Waste Connections, Inc(a)              156,900        2,981,100
---------------------------------------------------------------
                                                     12,999,980
---------------------------------------------------------------

SERVICES (GLOBAL INTERNET &
  TELECOMMUNICATION)-0.27%

Global Crossing Ltd. (Bermuda)(a)      120,000        3,450,000
---------------------------------------------------------------

SERVICES (INTERNATIONAL DATA NETWORK)-0.24%

Equant N.V.-New York Registered
  Shares (Netherlands)                  70,000        3,062,500
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-1.15%

Associated Group, Inc.
  (The)-Class A(a)                     150,000        5,062,500
---------------------------------------------------------------
International Telecommunication
  Data Systems, Inc.(a)                210,000        5,013,750
---------------------------------------------------------------
Metromedia Fiber Network, Inc.(a)      115,000        4,355,625
---------------------------------------------------------------
                                                     14,431,875
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
TEXTILES (APPAREL)-0.65%

Columbia Sportswear Co.(a)             155,000   $    2,712,500
---------------------------------------------------------------
Nautica Enterprises, Inc.(a)            90,000        1,861,875
---------------------------------------------------------------
Tommy Hilfiger Corp.(a)                 77,400        3,594,262
---------------------------------------------------------------
                                                      8,168,637
---------------------------------------------------------------

TRUCKERS-0.02%

Jevic Transportation, Inc.(a)           40,000          285,000
---------------------------------------------------------------

WASTE MANAGEMENT-0.71%

Superior Services, Inc.(a)             160,000        3,360,000
---------------------------------------------------------------
U.S. Liquids Inc.(a)                   225,000        3,403,125
---------------------------------------------------------------
Waste Industries, Inc.(a)               92,500        2,162,187
---------------------------------------------------------------
                                                      8,925,312
---------------------------------------------------------------
    Total Common Stocks & Other
      Equity Interests (Cost
      $1,093,871,320)                             1,172,202,068
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
REPURCHASE AGREEMENT-6.44%(B)
Chase Securities, Inc., 5.55%,
  11/02/98(c)                      $81,076,324   $   81,076,324
---------------------------------------------------------------
    Total Repurchase Agreement
      (Cost $81,076,324)                             81,076,324
---------------------------------------------------------------
TOTAL INVESTMENTS-99.50%                          1,253,278,392
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.50%                                   6,271,155
---------------------------------------------------------------
NET ASSETS-100.00%                               $1,259,549,547
===============================================================

Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sale price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 10/30/98 with a maturing value $200,092,500. Collateralized by $254,478,951 U.S. Government obligations, 5.00% to 16.00% due 05/20/02 to 10/15/28 with an aggregate market value at 10/31/98 of $204,000,718.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1998

ASSETS:

Investments, at market value (cost
  $1,174,947,644)                             $1,253,278,392
------------------------------------------------------------
Receivables for:
  Investments sold                                10,646,034
------------------------------------------------------------
  Capital stock sold                               6,011,040
------------------------------------------------------------
  Dividends and interest                             274,546
------------------------------------------------------------
Investment for deferred compensation plan             12,692
------------------------------------------------------------
Other assets                                          95,850
------------------------------------------------------------
      Total assets                             1,270,318,554
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                            7,028,076
------------------------------------------------------------
  Capital stock reacquired                         2,011,607
------------------------------------------------------------
  Deferred compensation                               12,692
------------------------------------------------------------
Accrued advisory fees                                638,189
------------------------------------------------------------
Accrued administrative services fees                   7,097
------------------------------------------------------------
Accrued directors' fees                                1,308
------------------------------------------------------------
Accrued distribution fees                            694,253
------------------------------------------------------------
Accrued transfer agent fees                          286,577
------------------------------------------------------------
Accrued operating expenses                            89,208
------------------------------------------------------------
      Total liabilities                           10,769,007
------------------------------------------------------------
Net assets applicable to shares outstanding   $1,259,549,547
------------------------------------------------------------

NET ASSETS:

Class A                                       $  717,263,173
============================================================
Class B                                       $  493,992,893
============================================================
Class C                                       $   48,293,481
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Class A:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                     55,658,172
============================================================
Class B:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                     38,905,993
============================================================
Class C:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                      3,804,639
============================================================
Class A:
  Net asset value and redemption price per
    share                                     $        12.89
============================================================
  Offering price per share:
    (Net assets value of $12.89 divided by
    94.50%)                                   $        13.64
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        12.70
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        12.69
============================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME:

Dividends (net of $7,234 foreign withholding
  tax)                                         $   5,602,027
------------------------------------------------------------
Interest                                           4,885,477
------------------------------------------------------------
    Total investment income                       10,487,504
------------------------------------------------------------

EXPENSES:

Advisory fees                                      7,886,238
------------------------------------------------------------
Administrative services fees                          85,252
------------------------------------------------------------
Custodian fees                                       123,565
------------------------------------------------------------
Directors' fees                                       14,203
------------------------------------------------------------
Distribution fees-Class A                          2,504,089
------------------------------------------------------------
Distribution fees-Class B                          4,422,958
------------------------------------------------------------
Distribution fees-Class C                            340,482
------------------------------------------------------------
Transfer agent fees-Class A                        1,551,766
------------------------------------------------------------
Transfer agent fees-Class B                        1,356,637
------------------------------------------------------------
Transfer agent fees-Class C                          110,412
------------------------------------------------------------
Other                                                470,468
------------------------------------------------------------
      Total expenses                              18,866,070
------------------------------------------------------------
Less: Expenses paid indirectly                       (45,992)
------------------------------------------------------------
      Net expenses                                18,820,078
------------------------------------------------------------
Net investment income (loss)                      (8,332,574)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (67,546,256)
------------------------------------------------------------
  Foreign currencies                                 (63,343)
------------------------------------------------------------
  Futures contracts                                 (261,825)
------------------------------------------------------------
  Option contracts written                           234,891
------------------------------------------------------------
                                                 (67,636,533)
------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                         (113,912,197)
------------------------------------------------------------
  Futures contracts                                 (315,275)
------------------------------------------------------------
                                                (114,227,472)
------------------------------------------------------------
    Net gain (loss) from investment
      securities, foreign currencies, futures
      and option contracts                      (181,864,005)
------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $(190,196,579)
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1998 and 1997

                                                                   1998            1997
                                                              --------------   ------------
OPERATIONS:

  Net investment income (loss)                                $   (8,332,574)  $ (5,256,151)
-------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment
    securities, foreign currencies, futures and option
    contracts                                                    (67,636,533)    (6,205,853)
-------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities, foreign currencies, futures and option
    contracts                                                   (114,227,472)   159,137,915
-------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets resulting from
       operations                                               (190,196,579)   147,675,911
-------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        242,830,301    218,214,845
-------------------------------------------------------------------------------------------
  Class B                                                        274,584,791    235,598,112
-------------------------------------------------------------------------------------------
  Class C                                                         44,827,215     12,327,342
-------------------------------------------------------------------------------------------
       Net increase in net assets                                372,045,728    613,816,210
-------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                            887,503,819    273,687,609
-------------------------------------------------------------------------------------------
  End of period                                               $1,259,549,547   $887,503,819
===========================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $1,260,398,710   $706,543,586
-------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (21,335)       (10,996)
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on sales of
    investment securities, foreign currencies, futures and
    option contracts                                             (79,158,576)   (11,586,991)
-------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                      78,330,748    192,558,220
-------------------------------------------------------------------------------------------
                                                              $1,259,549,547   $887,503,819
===========================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 1998
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Capital Development Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios: AIM Capital Development Fund, AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term capital appreciation.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income, dividend expense on short sales and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1998, undistributed net investment income was increased by $8,322,235, undistributed net realized gains increased by 64,948 and paid-in capital decreased by 8,387,183 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
D. Accounting for Securities Sold Short--When the Fund sells common stock short, an amount equal to the proceeds of the sales is recorded as an asset. This asset is offset by a liability (representing the borrowed security) recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations discussed in "A" above. The Fund's risk is that the value of the security will increase rather than decline and thus an unrealized loss will be recorded. When the Fund closes out a short position by delivering the stock sold short, the Fund will realize a gain or loss and the liability related to such short position will be eliminated. The Fund will attempt to hedge against market risk by entering into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns. Such short sales may protect the Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities may be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio may be wholly or partially offset by a corresponding loss in the short position.
E. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $75,941,588 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, in the year 2006.
F. Covered Call Options--The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
    A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
G. Foreign Currency Translation--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
H. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
I. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1998, AIM was reimbursed $85,252 for such services.
  The Fund, pursuant to a transfer agency and services agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the year ended October 31, 1998, AFS was paid $1,770,783 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.35% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 1998, the Class A, Class B and Class C shares paid AIM Distributors $2,504,089, $4,422,958 and $340,482, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $1,536,318 from Class A capital stock transactions during the year ended October 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A capital stock. During the year ended October 31, 1998, AIM Distributors received $108,532 in contingent deferred sales charges imposed on redemptions of capital stock. Certain officers and directors of the Company are officers and directors of AIM, AIM Distributors and AFS.
  During the year ended October 31, 1998, the Fund paid legal fees of $5,579 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the year ended October 31, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $12,462 and $33,530, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $45,992 during the year ended October 31, 1998.

NOTE 4-DIRECTOR'S FEES

Director's fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on May 1, 1998, the Fund was limited to borrowing up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended October 31, 1998, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1998 was $1,412,034,539 and $857,601,297, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1998, on a tax basis, is as follows:

Aggregate unrealized appreciation of investment securities    $ 200,538,389
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (124,243,306)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $  76,295,083
===========================================================================


Cost of investments for tax purposes is $1,176,983,309.

NOTE 7-OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended October 31, 1998 are summarized as follows:

                                                                 OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
                                                              ---------    ---------
Beginning of period                                                 -      $       -
------------------------------------------------------------------------------------
Written                                                         1,600        321,591
------------------------------------------------------------------------------------
Closed                                                         (1,350)      (272,341)
------------------------------------------------------------------------------------
Exercised                                                        (100)       (11,575)
------------------------------------------------------------------------------------
Expired                                                          (150)       (37,675)
------------------------------------------------------------------------------------
End of period                                                       -      $       -
====================================================================================

NOTE 8-CAPITAL STOCK

Changes in the capital stock outstanding during the years ended October 31, 1998 and 1997 were as follows:

                                                                           1998                            1997
                                                              ------------------------------    ---------------------------
                                                                 SHARES          AMOUNT           SHARES         AMOUNT
                                                              ------------   ---------------    -----------   -------------
Sold:
  Class A                                                      101,121,530   $ 1,487,557,560     33,846,855   $ 430,979,375
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       25,176,788       370,811,453     20,627,807     261,084,351
---------------------------------------------------------------------------------------------------------------------------
  Class C*                                                       4,336,475        62,530,399        850,531      12,426,338
---------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                      (85,122,675)   (1,244,727,259)   (16,847,317)   (212,764,530)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (6,860,398)      (96,226,662)    (2,062,227)    (25,486,239)
---------------------------------------------------------------------------------------------------------------------------
  Class C*                                                      (1,375,616)      (17,703,184)        (6,751)        (98,996)
---------------------------------------------------------------------------------------------------------------------------
                                                                37,276,104   $   562,242,307     36,408,898   $ 466,140,299
===========================================================================================================================
 * Class C shares commenced sales on August 4, 1997.

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during each of the years in the two-year period ended October 31, 1998 and the period June 17, 1996 (date operations commenced) through October 31, 1996, for a share of Class B capital stock outstanding during each of the years in the two-year period ended October 31, 1998 and the period October 1, 1996 (date sales commenced) through October 31, 1996 and for a share of Class C capital stock outstanding during the year ended October 31, 1998 and the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                             CLASS A                               CLASS B                         CLASS C
                                ---------------------------------     ---------------------------------     ---------------------
                                  1998         1997        1996         1998         1997        1996         1998         1997
                                  ----       --------    --------       ----       --------    --------       ----         ----
Net asset value, beginning of
  period                        $  14.57     $  11.09    $  10.00     $  14.46     $  11.08    $  11.26     $  14.45     $  13.48
------------------------------  --------     --------    --------     --------     --------    --------     --------     --------
Income from investment
  operations:
    Net investment income
      (loss)()                     (0.06)(a)    (0.10)(a)   (0.01)(a)    (0.16)(a)    (0.20)(a)   (0.01)(a)    (0.16)(a)   (0.06)(a)
------------------------------  --------     --------    --------     --------     --------    --------     --------     --------
    Net gains (losses) on
      securities (both
      realized and unrealized)     (1.62)        3.58        1.10        (1.60)        3.58       (0.17)       (1.60)        1.03
------------------------------  --------     --------    --------     --------     --------    --------     --------     --------
        Total from investment
          operations               (1.68)        3.48        1.09        (1.76)        3.38       (0.18)       (1.76)        0.97
------------------------------  --------     --------    --------     --------     --------    --------     --------     --------
Net asset value, end of period  $  12.89     $  14.57    $  11.09     $  12.70     $  14.46    $  11.08     $  12.69     $  14.45
==============================  ========     ========    ========     ========     ========    ========     ========     ========
Total return(b)                   (11.53)%      31.38%      10.90%      (12.17)%      30.51%      (1.60)%     (12.18)%       7.20%
==============================  ========     ========    ========     ========     ========    ========     ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted)                $717,263     $577,685    $251,253     $493,993     $297,623    $ 22,435     $ 48,293     $ 12,195
==============================  ========     ========    ========     ========     ========    ========     ========     ========
Ratio of expenses to average
  net assets(c)                    1.28%(d)     1.33%       1.35%(e)     2.02%(d)     2.09%       1.89%(e)     2.02%(d)     2.14%(e)
==============================  ========     ========    ========     ========     ========    ========     ========     ========
Ratio of net investment income
  (loss) to average net
  assets(f)                     (0.40)%(d)    (0.83)%    (0.29)%(e)   (1.14)%(d)    (1.59)%    (0.83)%(e)    (1.14)%(d)   (1.64)%(e)
==============================  ========     ========    ========     ========     ========    ========     ========     ========
Portfolio turnover rate               78%          41%         13%          78%          41%         13%          78%          41%
==============================  ========     ========    ========     ========     ========    ========     ========     ========

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.38% and 1.60% (annualized) for 1997-1996, for Class A, 2.14% and 2.28% (annualized) for
    1997-1996 for Class B and 2.19% (annualized) for 1997 for
    Class C.
(d) Ratios are based on average net assets of $715,454,107, $442,295,823 and $34,048,155 for Class A, Class B and Class
    C, respectively.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.88)% and (0.54)% (annualized) for 1997-1996 for Class A, (1.64)% and
    (1.22)% (annualized) for 1997-1996 for Class B and (1.69)%
    (annualized) for 1997 for Class C.

                       INDEPENDENT AUDITORS' REPORT

                       To the Shareholders and Board of Directors
                       AIM Equity Funds, Inc.:

                       We have audited the accompanying statement of assets and liabilities of the AIM Charter Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Charter Fund as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


                                                    /s/ KPMG PEAT MARWICK LLP
                                                    KPMG Peat Marwick LLP


                       Houston, Texas
                       December 4, 1998

SCHEDULE OF INVESTMENTS

October 31, 1998

                                                     MARKET
                                     SHARES          VALUE
COMMON STOCKS-76.39%

AIR FREIGHT-0.35%

CNF Transportation Inc.                600,000   $   18,150,000
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.53%

UBS A.G. (Switzerland)(a)              100,001       27,425,406
---------------------------------------------------------------

BANKS (MONEY CENTER)-2.52%

BankAmerica Corp.                      500,000       28,718,750
---------------------------------------------------------------
Chase Manhattan Corp. (The)          1,800,000      102,262,500
---------------------------------------------------------------
                                                    130,981,250
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-0.62%

Comcast Corp.-Class A                  650,000       32,093,750
---------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-1.02%

Monsanto Co.                         1,300,000       52,812,500
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.62%

Lucent Technologies, Inc.              400,000       32,075,000
---------------------------------------------------------------

COMPUTERS (HARDWARE)-2.31%

Compaq Computer Corp.(b)               798,000       25,236,750
---------------------------------------------------------------
Dell Computer Corp.(a)                 650,000       42,656,250
---------------------------------------------------------------
International Business Machines
  Corp.                                350,000       51,953,125
---------------------------------------------------------------
                                                    119,846,125
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.58%

Ascend Communications, Inc.(a)         400,000       19,300,000
---------------------------------------------------------------
Cisco Systems, Inc.(a)               1,000,000       63,000,000
---------------------------------------------------------------
                                                     82,300,000
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-4.30%

BMC Software, Inc.(a)                  400,000       19,225,000
---------------------------------------------------------------
Computer Sciences Corp.(a)             500,000       26,375,000
---------------------------------------------------------------
Compuware Corp.(a)                     300,000       16,256,250
---------------------------------------------------------------
HBO & Co.                            1,000,000       26,250,000
---------------------------------------------------------------
Microsoft Corp.(a)                   1,000,000      105,875,000
---------------------------------------------------------------
Novell, Inc.(a)                      2,000,000       29,750,000
---------------------------------------------------------------
                                                    223,731,250
---------------------------------------------------------------

CONSUMER FINANCE-1.74%

Household International, Inc.          500,000       18,281,250
---------------------------------------------------------------
MBNA Corp.                             800,000       18,250,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

CONSUMER FINANCE-(CONTINUED)

Providian Financial Corp.(b)           678,000   $   53,816,250
---------------------------------------------------------------
                                                     90,347,500
---------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.83%

Bergen Brunswig Corp.-Class A          300,000       14,643,750
---------------------------------------------------------------
Cardinal Health, Inc.                  300,000       28,368,750
---------------------------------------------------------------
                                                     43,012,500
---------------------------------------------------------------

ELECTRIC COMPANIES-0.72%

Edison International                   700,000       18,462,500
---------------------------------------------------------------
FPL Group, Inc.                        300,000       18,768,750
---------------------------------------------------------------
                                                     37,231,250
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.49%

General Electric Co.                 1,250,000      109,375,000
---------------------------------------------------------------
Honeywell, Inc.                        250,000       19,968,750
---------------------------------------------------------------
                                                    129,343,750
---------------------------------------------------------------

ELECTRONICS (DEFENSE)-0.32%

Raytheon Co.-Class A                   300,000       16,800,000
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-0.51%

Intel Corp.                            300,000       26,756,250
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-0.37%

Applied Materials, Inc.(a)             550,000       19,078,125
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-7.95%

American Express Co.                   850,000       75,118,750
---------------------------------------------------------------
Associates First Capital
  Corp.-Class A(b)                     350,000       24,675,000
---------------------------------------------------------------
Citigroup Inc.                       1,500,000       70,593,750
---------------------------------------------------------------
Fannie Mae                           1,000,000       70,812,500
---------------------------------------------------------------
Freddie Mac                          1,400,000       80,500,000
---------------------------------------------------------------
Morgan Stanley, Dean Witter,
  Discover & Co.                       650,000       42,087,500
---------------------------------------------------------------
SunAmerica, Inc.                       700,000       49,350,000
---------------------------------------------------------------
                                                    413,137,500
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-4.86%

Abbott Laboratories                    500,000       23,468,750
---------------------------------------------------------------
American Home Products Corp.           500,000       24,375,000
---------------------------------------------------------------
Bristol-Myers Squibb Co.               600,000       66,337,500
---------------------------------------------------------------
Johnson & Johnson                      400,000       32,600,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
HEALTH CARE (DIVERSIFIED)-(CONTINUED)

Warner-Lambert Co.(b)                1,350,000   $  105,806,250
---------------------------------------------------------------
                                                    252,587,500
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-7.22%

Lilly (Eli) & Co.                      800,000       64,750,000
---------------------------------------------------------------
Merck & Co., Inc.                      500,000       67,625,000
---------------------------------------------------------------
Pfizer Inc.                          1,400,000      150,237,500
---------------------------------------------------------------
Pharmacia & Upjohn, Inc.(b)          1,750,000       92,640,625
---------------------------------------------------------------
                                                    375,253,125
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-2.66%

Allegiance Corp.                       755,000       28,076,563
---------------------------------------------------------------
Arterial Vascular Engineering,
  Inc.(a)(b)                           600,000       18,450,000
---------------------------------------------------------------
Baxter International Inc.              300,000       17,981,250
---------------------------------------------------------------
Becton, Dickinson & Co.                600,000       25,275,000
---------------------------------------------------------------
Guidant Corp.                          250,000       19,125,000
---------------------------------------------------------------
Medtronic, Inc.                        450,000       29,250,000
---------------------------------------------------------------
                                                    138,157,813
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.53%

Omnicare, Inc.                         800,000       27,650,000
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-1.36%

Colgate-Palmolive Co.                  500,000       44,187,500
---------------------------------------------------------------
Procter & Gamble Co. (The)             300,000       26,662,500
---------------------------------------------------------------
                                                     70,850,000
---------------------------------------------------------------

HOUSEWARES-0.48%

Rubbermaid, Inc.                       750,000       24,890,625
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-1.31%

Ace, Ltd.                              500,000       16,937,500
---------------------------------------------------------------
American International Group, Inc.     600,000       51,150,000
---------------------------------------------------------------
                                                     68,087,500
---------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-0.50%

Allstate Corp. (The)                   600,000       25,837,500
---------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-0.80%

Merrill Lynch & Co., Inc.              700,000       41,475,000
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.54%

Franklin Resources, Inc.               744,100       28,136,281
---------------------------------------------------------------

LODGING-HOTELS-1.09%

Carnival Corp.                       1,750,000       56,656,250
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
MACHINERY (DIVERSIFIED)-0.39%

Ingersoll-Rand Co.                     400,000   $   20,200,000
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-2.64%

Illinois Tool Works Inc.               250,000       16,031,250
---------------------------------------------------------------
Tyco International Ltd.              1,650,000      102,196,875
---------------------------------------------------------------
United Technologies Corp.              200,000       19,050,000
---------------------------------------------------------------
                                                    137,278,125
---------------------------------------------------------------

NATURAL GAS-1.43%

El Paso Energy Corp.                   550,000       19,490,625
---------------------------------------------------------------
Enron Corp.                            675,000       35,606,250
---------------------------------------------------------------
Williams Companies, Inc. (The)         700,000       19,206,250
---------------------------------------------------------------
                                                     74,303,125
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-1.59%

Baker Hughes, Inc.                   1,250,000       27,578,125
---------------------------------------------------------------
Halliburton Co.                        800,000       28,750,000
---------------------------------------------------------------
Schlumberger Ltd.                      500,000       26,250,000
---------------------------------------------------------------
                                                     82,578,125
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-1.08%

Conoco Inc.-Class A(a)               2,250,000       55,968,750
---------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED)-1.61%

Amoco Corp.                            300,000       16,837,500
---------------------------------------------------------------
Royal Dutch Petroleum Co.-New
  York Shares (Netherlands)          1,000,000       49,250,000
---------------------------------------------------------------
Texaco, Inc.                           300,000       17,793,750
---------------------------------------------------------------
                                                     83,881,250
---------------------------------------------------------------

PERSONAL CARE-0.23%

Avon Products, Inc.                    298,900       11,862,594
---------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.75%

Xerox Corp.                            400,000       38,750,000
---------------------------------------------------------------

PUBLISHING-0.35%

Dow Jones & Co., Inc.                  400,000       18,325,000
---------------------------------------------------------------

RAILROADS-0.40%

Kansas City Southern Industries,
  Inc.                                 542,700       20,961,787
---------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST-0.19%

Crescent Real Estate Equities, Co.     400,000       10,025,000
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.32%

Lowe's Companies, Inc.                 500,000       16,843,750
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.19%

Ingram Micro, Inc.-Class A(a)(b)       222,200       10,110,100
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RETAIL (DEPARTMENT STORES)-1.31%

Federated Department Stores,
  Inc.(a)                              600,000   $   23,062,500
---------------------------------------------------------------
Kohl's Corp.(a)                        350,000       16,734,375
---------------------------------------------------------------
Saks Inc.(a)                         1,233,300       28,057,575
---------------------------------------------------------------
                                                     67,854,450
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.35%

Family Dollar Stores, Inc.           1,000,000       18,125,000
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.69%

CVS Corp.(b)                           150,000        6,853,125
---------------------------------------------------------------
Walgreen Co.                           600,000       29,212,500
---------------------------------------------------------------
                                                     36,065,625
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-2.41%

Dayton Hudson Corp.                  1,000,000       42,375,000
---------------------------------------------------------------
Wal-Mart Stores, Inc.                1,200,000       82,800,000
---------------------------------------------------------------
                                                    125,175,000
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.32%

Washington Mutual, Inc.                450,000       16,846,875
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.24%

Service Corp. International            350,000       12,468,750
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-1.07%

Ceridian Corp.(a)                      325,000       18,646,875
---------------------------------------------------------------
Equifax, Inc.                          475,000       18,376,563
---------------------------------------------------------------
Fiserv, Inc.(a)                        400,000       18,600,000
---------------------------------------------------------------
                                                     55,623,438
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-3.19%

MCI WorldCom, Inc.(a)(b)             3,000,000      165,750,000
---------------------------------------------------------------

TELEPHONE-2.56%

Ameritech Corp.                        600,000       32,362,500
---------------------------------------------------------------
BellSouth Corp.                        450,000       35,915,625
---------------------------------------------------------------
SBC Communications, Inc.(b)          1,400,000       64,837,500
---------------------------------------------------------------
                                                    133,115,625
---------------------------------------------------------------

TOBACCO-2.95%

Philip Morris Companies, Inc.        3,000,000      153,375,000
---------------------------------------------------------------
    Total Common Stocks (Cost
      $2,927,834,541)                             3,970,191,119
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
CONVERTIBLE CORPORATE BONDS & NOTES-12.98%

AUTO PARTS & EQUIPMENT-0.22%

Magna International, Inc., Conv.
  Sub. Deb., 4.875%, 02/15/05     $ 11,000,000   $   11,247,500
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-0.30%

Jacor Communications, Inc.,
  Conv. Sr. LYON, 5.50%,
  06/12/11(c)                       20,000,000       15,450,000
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-1.48%

Comverse Technology, Inc., Conv.
  Sub. Deb., 4.50%, 07/01/05(d)
  (Acquired 06/25/98-10/15/98;
  Cost $17,000,000)                 17,500,000       16,253,125
---------------------------------------------------------------
Global Telesystems Group, Inc.,
  Conv. Sr. Sub. Deb., 5.75%,
  07/01/10                          42,250,000       37,708,125
---------------------------------------------------------------
Global Telesystems Group, Inc.,
  Conv. Sr. Sub. Notes, 8.75%,
  06/30/00                           1,100,000        2,283,875
---------------------------------------------------------------
Global Telesystems Group, Inc.,
  Conv. Sr. Sub. Notes, 8.75%,
  06/30/00(d) (Acquired
  02/05/98; Cost $13,002,080)       10,000,000       20,762,500
---------------------------------------------------------------
                                                     77,007,625
---------------------------------------------------------------

COMPUTERS (HARDWARE)-0.40%

Candescent Technology Corp.,
  Conv. Sr. Sub. Deb., 7.00%,
  05/01/03(d) (Acquired
  04/17/98; Cost $25,000,000)       25,000,000       21,000,000
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.39%

EMC Corp., Conv. Sub. Notes,
  3.25%, 03/15/02                   25,000,000       72,218,750
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-3.58%

America Online, Inc., Conv. Sub.
  Notes, 4.00%, 11/15/02            37,500,000       94,265,625
---------------------------------------------------------------
America Online, Inc., Conv. Sub.
  Notes, 4.00%, 11/15/02(d)
  (Acquired 02/10/98; Cost
  $15,619,768)                      12,500,000       31,421,875
---------------------------------------------------------------
Network Associates, Inc., Conv.
  Sub. Deb., 4.00%, 02/13/18(c)     45,000,000       19,575,000
---------------------------------------------------------------
Platinum Technology, Inc., Conv.
  Sub. Notes, 6.25%, 12/15/02       10,000,000        8,250,000
---------------------------------------------------------------
Platinum Technology, Inc., Conv.
  Sub. Notes, 6.25%, 12/15/02(d)
  (Acquired 12/11/97-01/12/98;
  Cost $9,961,125)                  10,000,000        8,250,000
---------------------------------------------------------------
Veritas Software Corp., Conv.
  Sub. Notes, 5.25%, 11/01/04       17,500,000       24,368,750
---------------------------------------------------------------
                                                    186,131,250
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
ELECTRICAL EQUIPMENT-0.48%

SCI Systems, Inc., Conv. Sub.
  Notes, 5.00%, 05/01/06(d)
  (Acquired 10/20/98; Cost
  $20,135,415)                    $ 15,000,000   $   24,806,250
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-0.29%

Amkor Technology, Inc., Conv.
  Sub Notes, 5.75%, 05/01/03        26,000,000       14,885,000
---------------------------------------------------------------

FOOD-MISC. (DIVERSIFIED)-0.54%

Nestle Holding, Inc., Conv.
  Bond, 3.00%, 06/17/02
  (Switzerland)                     20,000,000       28,110,540
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.62%

Omnicare, Inc., Conv. Bond,
  5.00%, 12/01/07                   10,000,000       10,800,000
---------------------------------------------------------------
Omnicare, Inc., Conv. Sub. Deb.,
  5.00%, 12/01/07(d) (Acquired
  12/04/97; Cost $20,000,000)       20,000,000       21,600,000
---------------------------------------------------------------
                                                     32,400,000
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.40%

Loews Corp., Conv. Sub. Notes,
  3.125%, 09/15/07                  25,000,000       20,500,000
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.55%

Home Depot, Inc., Conv. Sub.
  Notes, 3.25%, 10/01/01            15,000,000       28,500,000
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.49%

Ingram Micro, Inc., Conv. Deb.,
  5.375%, 06/09/18(c)               70,000,000       25,637,500
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.37%

Rite Aid Corp., Conv. Sub.
  Notes, 5.25%, 09/15/02            15,000,000       19,012,500
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.54%

Costco Companies, Inc., Conv.
  Sub. Notes, 3.50%, 08/19/17(c)    40,000,000       28,250,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-0.43%

Staples Inc., Conv. Sub. Deb.,
  4.50%, 10/01/00(d) (Acquired
  10/23/97-12/30/97; Cost
  $13,054,000)                      10,000,000       22,225,000
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-0.39%

Affiliated Computer Services,
  Conv. Sub. Notes, 4.00%,
  03/15/05                           9,250,000        9,862,813
---------------------------------------------------------------
Affiliated Computer Services,
  Conv. Sub. Notes, 4.00%,
  03/15/05(d) (Acquired
  03/17/98; Cost $10,004,125)       10,000,000       10,662,500
---------------------------------------------------------------
                                                     20,525,313
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
WASTE MANAGEMENT-0.51%

United Waste Systems, Inc.,
  Conv. Sub. Notes, 4.50%,
  06/01/01                        $ 17,500,000   $   26,753,125
---------------------------------------------------------------
    Total Convertible Corporate
      Bonds & Notes (Cost
      $587,314,953)                                 674,660,353
---------------------------------------------------------------

                                     SHARES
CONVERTIBLE PREFERRED STOCKS-5.93%

BROADCASTING (TELEVISION, RADIO & CABLE)-1.65%

Chancellor Media Corp.-$3.00
  Conv. Pfd.                           275,000   $   22,275,000
---------------------------------------------------------------
MediaOne Group, Inc.-$2.25
  Series D Conv. Pfd.                  550,000       47,746,875
---------------------------------------------------------------
MediaOne Group, Inc.-$3.625
  Conv. Pfd.                           300,000       16,162,500
---------------------------------------------------------------
                                                     86,184,375
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-0.29%

Microsoft Corp.-$2.196 Series A
  Conv. Pfd.                           154,000       15,053,500
---------------------------------------------------------------

ELECTRIC COMPANIES-0.96%

Houston Industries, Inc.-$3.22
  Conv. Pfd.                           615,000       49,853,437
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-0.31%

McKesson Financing Trust, $2.50
  Conv. Pfd.                           150,000       15,975,000
---------------------------------------------------------------

HOME DECORATION PRODUCTS-0.36%

Newell Financial Trust,
  Inc.-$2.625 Conv. Pfd.               350,000       18,856,250
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.68%

Conseco, Inc.-$4.278 Conv.
  PRIDES                               300,000       35,700,000
---------------------------------------------------------------

LODGING-HOTELS-0.48%

Royal Caribbean Cruises
  Ltd.-$3.63 Conv. Pfd.                271,700       24,860,550
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.50%

CVS Corp.-$4.23 Conv. Pfd.             300,000       25,800,000
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.15%

Kmart Financing, Inc.-$3.875
  Conv. Pfd.                           140,000        7,761,250
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.28%

TJX Companies, Inc.-$7.00 Series
  E Conv. Pfd.                          35,000       14,348,425
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.27%

AirTouch Communications,
  Inc.-$1.74 Series B Conv. Pfd.       300,000       13,800,000
---------------------------------------------------------------
    Total Convertible Preferred
      Stocks (Cost $271,494,583)                    308,192,787
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
U.S. TREASURY NOTES-1.28%

9.125%, 05/15/99                  $ 20,000,000   $   20,488,800
---------------------------------------------------------------
11.75%, 02/15/01                    40,000,000       46,394,000
---------------------------------------------------------------
    Total U.S. Treasury Notes
      (Cost $68,093,945)                             66,882,800
---------------------------------------------------------------

REPURCHASE AGREEMENT-3.90%(e)

Dresdner Kleinwort, Benson,
  North America LLC, 5.55%,
  11/02/98(f) (Cost
  $202,557,788)                    202,557,788      202,557,788
---------------------------------------------------------------
TOTAL INVESTMENTS-100.48%                         5,222,484,847
---------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(0.48%)               (25,198,413)
---------------------------------------------------------------
NET ASSETS-100.00%                               $5,197,286,434
===============================================================

Abbreviations:

Conv.  - Convertible
Deb.   - Debentures
LYON  - Liquid Yield Option Notes
Pfd.   - Preferred
PRIDES - Preferred Redemption Increase Dividend Equity Security
Sr.    - Senior
Sub.   - Subordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of these securities are subject to call options written. See note
    7.
(c) Zero coupon bonds. Interest rate shown represents the rate of original issue discount.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with the procedures established by the Board of Directors. The aggregate market value of these securities at 10/31/98 was $176,981,250, which represented 3.41% of the Fund's net assets.
(e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor for its affiliates.
(f) Joint repurchase agreement entered into 10/30/98 with a maturing value of $300,138,750. Collateralized by $485,457,284 U.S. Government obligations, 0% to 8.50% due 01/07/99 to 08/01/37 with an aggregate market value at 10/31/98 of $306,003,830.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1998

ASSETS:

Investments, at market value (cost
  $4,057,295,810)                             $5,222,484,847
------------------------------------------------------------
Receivables for:
  Investments sold                                13,449,956
------------------------------------------------------------
  Capital stock sold                               5,474,436
------------------------------------------------------------
  Dividends and interest                          15,664,282
------------------------------------------------------------
Investment for deferred compensation plan             62,521
------------------------------------------------------------
Other assets                                         133,187
------------------------------------------------------------
      Total assets                             5,257,269,229
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           36,176,235
------------------------------------------------------------
  Capital stock reacquired                         9,083,225
------------------------------------------------------------
  Deferred compensation                               62,521
------------------------------------------------------------
Options written (premiums received
  $8,091,351)                                      8,480,263
------------------------------------------------------------
Accrued advisory fees                              2,504,651
------------------------------------------------------------
Accrued administrative services fees                  12,550
------------------------------------------------------------
Accrued directors' fees                                4,000
------------------------------------------------------------
Accrued distribution fees                          2,409,172
------------------------------------------------------------
Accrued transfer agent fees                          923,434
------------------------------------------------------------
Accrued operating expenses                           326,744
------------------------------------------------------------
      Total liabilities                           59,982,795
------------------------------------------------------------
Net assets applicable to shares outstanding   $5,197,286,434
============================================================

NET ASSETS:

Class A                                       $3,706,938,087
============================================================
Class B                                       $1,408,687,133
============================================================
Class C                                       $   37,846,445
============================================================
Institutional Class                           $   43,814,769
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                    278,255,520
============================================================
Class B:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                    106,376,708
============================================================
Class C:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                      2,851,068
============================================================
Institutional Class:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      3,265,143
============================================================
Class A:
  Net asset value and redemption price per
    share                                     $        13.32
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $13.32
    divided by 94.50%)                        $        14.10
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        13.24
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        13.27
============================================================
Institutional Class:
  Net asset value, offering and redemption
    price per share                           $        13.42
============================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME:

Dividends (net of $827,299 foreign
  withholding tax)                             $ 61,756,240
-----------------------------------------------------------
Interest                                         40,582,343
-----------------------------------------------------------
      Total investment income                   102,338,583
-----------------------------------------------------------

EXPENSES:

Advisory fees                                    31,820,925
-----------------------------------------------------------
Administrative services fees                        152,008
-----------------------------------------------------------
Custodian fees                                      327,507
-----------------------------------------------------------
Directors' fees                                      38,648
-----------------------------------------------------------
Distribution fees-Class A                        11,101,044
-----------------------------------------------------------
Distribution fees-Class B                        12,843,741
-----------------------------------------------------------
Distribution fees-Class C                           216,922
-----------------------------------------------------------
Interest (Note 5)                                   412,451
-----------------------------------------------------------
Transfer agent fees-Class A                       4,902,143
-----------------------------------------------------------
Transfer agent fees-Class B                       2,508,122
-----------------------------------------------------------
Transfer agent fees-Class C                          49,570
-----------------------------------------------------------
Transfer agent fees-Institutional Class               3,895
-----------------------------------------------------------
Other                                             1,138,589
-----------------------------------------------------------
      Total expenses                             65,515,565
-----------------------------------------------------------
Less:   Fees waived by advisor                     (762,337)
-----------------------------------------------------------
      Expenses paid indirectly                     (239,868)
-----------------------------------------------------------
      Net expenses                               64,513,360
-----------------------------------------------------------
Net investment income                            37,825,223
-----------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         204,168,591
-----------------------------------------------------------
  Foreign currencies                                985,214
-----------------------------------------------------------
  Futures contracts                              (3,768,370)
-----------------------------------------------------------
  Option contracts purchased                      2,119,600
-----------------------------------------------------------
  Option contracts written                        2,763,898
-----------------------------------------------------------
                                                206,268,933
-----------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                         256,495,600
-----------------------------------------------------------
  Foreign currencies                                 39,913
-----------------------------------------------------------
  Futures contracts                               2,332,675
-----------------------------------------------------------
  Option contracts written                       (3,953,364)
-----------------------------------------------------------
                                                254,914,824
-----------------------------------------------------------
  Net gain from investment securities,
    foreign currencies, futures and option
    contracts                                   461,183,757
-----------------------------------------------------------
Net increase in net assets resulting from
  operations                                   $499,008,980
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED OCTOBER 31, 1998 AND 1997

                                                                   1998              1997
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $   37,825,223    $   25,716,155
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and option contracts                     206,268,933       471,905,541
----------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies, futures and option contracts             254,914,824       453,826,181
----------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations       499,008,980       951,447,877
----------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                        (28,039,987)      (29,364,689)
----------------------------------------------------------------------------------------------
  Class B                                                         (3,013,337)       (2,392,475)
----------------------------------------------------------------------------------------------
  Class C                                                            (47,378)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                               (445,449)         (438,502)
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                       (346,531,949)     (162,219,599)
----------------------------------------------------------------------------------------------
  Class B                                                       (108,856,197)      (34,439,480)
----------------------------------------------------------------------------------------------
  Class C                                                           (819,962)           (2,594)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (3,989,466)       (1,797,486)
----------------------------------------------------------------------------------------------
Net equalization credits (See Note 1):
  Class A                                                                 --           292,768
----------------------------------------------------------------------------------------------
  Class B                                                                 --           189,770
----------------------------------------------------------------------------------------------
  Institutional Class                                                     --             6,698
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        235,195,827       247,700,247
----------------------------------------------------------------------------------------------
  Class B                                                        350,425,592       397,291,935
----------------------------------------------------------------------------------------------
  Class C                                                         32,069,085         5,872,568
----------------------------------------------------------------------------------------------
  Institutional Class                                              3,464,509         4,247,713
----------------------------------------------------------------------------------------------
      Net increase in net assets                                 628,420,268     1,376,394,751
----------------------------------------------------------------------------------------------
NET ASSETS:

  Beginning of period                                          4,568,866,166     3,192,471,415
----------------------------------------------------------------------------------------------
  End of period                                               $5,197,286,434    $4,568,866,166
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $3,821,903,969    $3,199,855,109
----------------------------------------------------------------------------------------------
  Undistributed net investment income                              9,291,857         2,895,981
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, futures and option
    contracts                                                    201,250,572       456,189,864
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                   1,164,840,036       909,925,212
----------------------------------------------------------------------------------------------
                                                              $5,197,286,434    $4,568,866,166
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios: AIM Charter Fund, AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Constellation Fund and AIM Weingarten Fund. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide growth of capital, with current income as a secondary objective.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations-A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions-Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1998, undistributed net investment income was increased by $1,010,651 and undistributed net realized gains decreased by $1,010,651 in order to comply with the requirements of the American Institute of Certified Public Accountants Statements of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Bond Premiums-It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
D. Federal Income Taxes-The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses-Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.
F. Equalization-The Fund previously followed the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that the undistributed net investment income per share is unaffected by sales or redemptions of Fund shares. Effective November 1, 1997, the Fund discontinued equalization accounting and reclassified the cumulative equalization credits of $893,847 from undistributed net investment income to paid-in capital.

    This change has no effect on the net assets, the results of operations or the net asset value per share of the Fund.
G. Foreign Currency Translations-Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
H. Foreign Currency Contracts-A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
I. Stock Index Futures Contracts-The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
J. Covered Call Options-The fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
      A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price.
    This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
K. Put options-The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to voluntarily waive a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. Under the voluntary waiver, AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. The waiver is entirely voluntary but approval is required by the Board of Directors for any decision by AIM to discontinue the waiver. During the year ended October 31, 1998, AIM waived fees of $762,337. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1998, AIM was reimbursed $152,008 for such services.
  The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. On September 20, 1997, the Board of Directors approved appointment of AFS as transfer agent of the Institutional Class effective December 29, 1997. During the year ended October 31, 1998, AFS was paid $4,080,187 with respect to the Class A, Class B, and Class C shares and for the period December 29, 1997 through October 31, 1998, AFS was paid $3,312 with respect to the Institutional Class. Prior to the effective date of the agreement with AFS, the Fund paid A I M Institutional Fund Services, Inc. $583 pursuant to a transfer agency and shareholder services agreement with respect to the Institutional Class for the period November 1, 1997 through December 28, 1997.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 1998, the Class A, Class B and Class C shares paid AIM Distributors $11,101,044, $12,843,741, and $216,922, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $1,892,699 from sales of Class A shares of the Fund during the year ended October 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1998, AIM Distributors received commissions of $161,792 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, and FMC.
  During the year ended October 31, 1998, the Fund paid legal fees of $12,926 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the year ended October 31, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $52,292 and $187,576, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $239,868 during the year ended October 31, 1998.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BORROWINGS

Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed-upon price and date. Proceeds from reverse repurchase agreements are treated as borrowings. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities will subsequently be repurchased as specified in the agreements. The maximum amount outstanding during the period ended October 31, 1998 was $117,134,000 while borrowings averaged $7,046,827 per day with a weighted average interest rate of 5.85%.
  The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on May 1, 1998, the Fund was limited to borrowing up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended October 31, 1998, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1998 was $7,658,867,434 and $7,675,681,041, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1998, on a tax basis, is as follows:

Aggregate unrealized appreciation of investment securities $1,195,598,611
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                                       (60,184,443)
-------------------------------------------------------------------------
Net unrealized appreciation of investment
  securities                                               $1,135,414,168
=========================================================================

Cost of investments for tax purposes is $4,087,070,679.

NOTE 7-OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended October 31, 1998 are summarized as follows:

                                        CALL OPTION CONTRACTS
                                      -------------------------
                                       NUMBER
                                         OF          PREMIUMS
                                      CONTRACTS      RECEIVED
                                      ---------     -----------
Beginning of Period                      26,305     $ 5,836,484
--------------------------------     ----------     -----------
Written                                 301,649      69,039,606
--------------------------------     ----------     -----------
Closed                                 (221,962)    (55,174,709)
--------------------------------     ----------     -----------
Exercised                               (31,495)     (6,226,655)
--------------------------------     ----------     -----------
Expired                                 (43,295)     (5,383,375)
--------------------------------     ----------     -----------
End of period                            31,202     $ 8,091,351
================================     ==========     ===========

Open call option contracts written at October 31, 1998 were as follows:

                                                                          OCTOBER 31,
                                                  NUMBER                     1998         UNREALIZED
                          CONTRACT      STRIKE      OF        PREMIUMS      MARKET      APPRECIATION/
        ISSUE              MONTH        PRICE    CONTRACTS    RECEIVED       VALUE      (DEPRECIATION)
        -----             --------      ------   ---------   ----------   -----------   --------------
Associates First
 Capital Corp.-Class
 A                          Nov         $ 70       1,000     $  595,980   $  331,250     $   264,730
---------------------     ------        ----     -------     ----------   ----------     -----------
Associates First
 Capital Corp.-Class
 A                          Nov           75       1,000        520,983      150,000         370,983
---------------------     ------        ----     -------     ----------   ----------     -----------
Arterial Vascular
 Engineering, Inc.          Nov           35       4,500        586,057      323,437         262,620
---------------------     ------        ----     -------     ----------   ----------     -----------
CVS Corp                    Nov           43       1,500        623,762      553,125          70,637
---------------------     ------        ----     -------     ----------   ----------     -----------
Compaq Computer Corp.       Nov           30       7,980        774,033    1,895,250      (1,121,217)
---------------------     ------        ----     -------     ----------   ----------     -----------
Ingram Micro, Inc.          Nov           45       2,222        798,782      569,388         229,394
---------------------     ------        ----     -------     ----------   ----------     -----------
MCI WorldCom, Inc.          Nov           55       2,500        539,357      414,063         125,294
---------------------     ------        ----     -------     ----------   ----------     -----------
Pharmacia & Upjohn,
 Inc.                       Nov           50       2,500        648,728      859,375        (210,647)
---------------------     ------        ----     -------     ----------   ----------     -----------
Providian Financial
 Corp.                      Nov           75       1,000        870,971      681,250         189,721
---------------------     ------        ----     -------     ----------   ----------     -----------
Providian Financial
 Corp.                      Nov           80       1,500        893,970      571,875         322,095
---------------------     ------        ----     -------     ----------   ----------     -----------
SBC Communications,
 Inc.                       Nov           45       4,000        513,502      837,500        (323,998)
---------------------     ------        ----     -------     ----------   ----------     -----------
Warner-Lambert Co.          Nov           70       1,500        725,226    1,293,750        (568,524)
---------------------     ------        ----     -------     ----------   ----------     -----------
                                                             $8,091,351   $8,480,263     $  (388,912)
=====================     ======        ====     =======     ==========   ==========     ===========

NOTE 8-CAPITAL STOCK

Changes in the capital stock outstanding during the years ended October 31, 1998 and 1997 were as follows:

                                   1998                          1997
                       ----------------------------   --------------------------
                          SHARES          AMOUNT        SHARES         AMOUNT
                       -------------   ------------   -----------   ------------
Sold
  Class A                 65,753,775   $868,543,898    64,563,425   $804,527,781
---------------------  -------------   ------------   -----------   ------------
  Class B                 32,991,364    431,938,545    37,105,082    454,511,843
---------------------  -------------   ------------   -----------   ------------
  Class C*                 2,736,777     36,139,093       437,883      6,069,012
---------------------  -------------   ------------   -----------   ------------
  Institutional Class        568,334      7,594,968       600,091      7,589,130
---------------------  -------------   ------------   -----------   ------------
Issued as
  reinvestment of
  dividends:
  Class A                 29,328,588    355,378,824    16,507,011    181,612,880
---------------------  -------------   ------------   -----------   ------------
  Class B                  8,807,895    105,930,618     3,210,439     35,080,359
---------------------  -------------   ------------   -----------   ------------
  Class C*                    67,166        810,828           159          2,155
---------------------  -------------   ------------   -----------   ------------
  Institutional Class        351,483      4,295,496       193,613      2,149,460
---------------------  -------------   ------------   -----------   ------------
Reacquired:
  Class A                (75,327,509)  (988,726,895)  (59,039,148)  (738,440,414)
---------------------  -------------   ------------   -----------   ------------
  Class B                (14,417,738)  (187,443,571)   (7,456,466)   (92,300,267)
---------------------  -------------   ------------   -----------   ------------
  Class C*                  (376,288)    (4,880,836)      (14,629)      (198,599)
---------------------  -------------   ------------   -----------   ------------
  Institutional Class       (636,014)    (8,425,955)     (445,517)    (5,490,877)
---------------------  -------------   ------------   -----------   ------------
                          49,847,833   $621,155,013    55,661,943   $655,112,463
=====================  =============   ============   ===========   ============

* Class C commenced sales on August 4, 1997.

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during each of the years in the five-year period ended October 31, 1998, for a share of Class B capital stock outstanding during each of the years in the three-year period ended October 31, 1998 and the period June 26, 1995 (date sales commenced) through October 31, 1995, and for a share of Class C capital stock outstanding during the year ended October 31, 1998 and the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                                                                            CLASS A
                                                              -------------------------------------------------------------------
                                                                 1998           1997          1996          1995          1994
                                                              ----------     ----------    ----------    ----------    ----------
Net asset value, beginning of period                          $    13.41     $    11.19    $    10.63    $     8.90    $     9.46
------------------------------------------------------------  ----------     ----------    ----------    ----------    ----------
Income from investment operations:
 Net investment income                                              0.12           0.10          0.19          0.15          0.21
------------------------------------------------------------  ----------     ----------    ----------    ----------    ----------
 Net gains (losses) on securities (both realized and
   unrealized)                                                      1.23           2.91          1.43          2.11         (0.45)
------------------------------------------------------------  ----------     ----------    ----------    ----------    ----------
   Total from investment operations                                 1.35           3.01          1.62          2.26         (0.24)
------------------------------------------------------------  ----------     ----------    ----------    ----------    ----------
Less distributions:
 Dividends from net investment income                              (0.10)         (0.12)        (0.16)        (0.20)        (0.16)
------------------------------------------------------------  ----------     ----------    ----------    ----------    ----------
 Distributions from net realized gains                             (1.34)         (0.67)        (0.90)        (0.33)        (0.16)
------------------------------------------------------------  ----------     ----------    ----------    ----------    ----------
   Total distributions                                             (1.44)         (0.79)        (1.06)        (0.53)        (0.32)
------------------------------------------------------------  ----------     ----------    ----------    ----------    ----------
Net asset value, end of period                                $    13.32     $    13.41    $    11.19    $    10.63    $     8.90
============================================================  ==========     ==========    ==========    ==========    ==========
Total return(a)                                                    11.20%         28.57%        16.70%        27.03%        (2.55)%
============================================================  ==========     ==========    ==========    ==========    ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $3,706,938     $3,466,912    $2,647,208    $1,974,417    $1,579,074
============================================================  ==========     ==========    ==========    ==========    ==========
Ratio of expenses (exclusive of interest) to average net
 assets(b)                                                          1.08%(c)       1.09%         1.12%         1.17%         1.17%
============================================================  ==========     ==========    ==========    ==========    ==========
Ratio of net investment income to average net assets(d)             0.95%(c)       0.79%         1.81%         1.55%         2.32%
============================================================  ==========     ==========    ==========    ==========    ==========
Portfolio turnover rate                                              154%           170%          164%          161%          126%
============================================================  ==========     ==========    ==========    ==========    ==========
Borrowings for the period:
Amount of debt outstanding at end of period (000s omitted)            --             --            --            --            --
============================================================  ==========     ==========    ==========    ==========    ==========
Average amount of debt outstanding during the period (000s
 omitted)(e)                                                  $    5,164             --            --            --            --
============================================================  ==========     ==========    ==========    ==========    ==========
Average number of shares outstanding during the period (000s
 omitted)(e)                                                     280,987             --            --            --            --
============================================================  ==========     ==========    ==========    ==========    ==========
Average amount of debt per share during the period            $   0.0184             --            --            --            --
============================================================  ==========     ==========    ==========    ==========    ==========

(a) Does not deduct sales charges.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.10% and 1.10% for 1998-1997.

(c) Ratios are based on average net assets of $3,700,347,957.

(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 0.93% and 0.78% for 1998-1997.

(e) Averages computed on a daily basis.

                                                                            CLASS B                               CLASS C
                                                        -----------------------------------------------      ------------------
                                                           1998          1997         1996       1995         1998       1997
                                                        ----------    ----------    --------    -------      -------    -------
Net asset value, beginning of period                    $    13.37    $    11.18    $  10.62    $  9.81      $ 13.39    $ 13.86
------------------------------------------------------  ----------    ----------    --------    -------      -------    -------
Income from investment operations:
 Net investment income                                        0.02          0.01        0.10       0.03         0.02(a)      --
------------------------------------------------------  ----------    ----------    --------    -------      -------    -------
 Net gains (losses) on securities (both
   realized and unrealized)                                   1.22          2.89        1.45       0.80         1.23      (0.45)
------------------------------------------------------  ----------    ----------    --------    -------      -------    -------
   Total from investment operations                           1.24          2.90        1.55       0.83         1.25      (0.45)
------------------------------------------------------  ----------    ----------    --------    -------      -------    -------
Less distributions:
 Dividends from net investment income                        (0.03)        (0.04)      (0.09)     (0.02)       (0.03)        --
------------------------------------------------------  ----------    ----------    --------    -------      -------    -------
 Distributions from net realized gains                       (1.34)        (0.67)      (0.90)        --        (1.34)     (0.02)
------------------------------------------------------  ----------    ----------    --------    -------      -------    -------
   Total distributions                                       (1.37)        (0.71)      (0.99)     (0.02)       (1.37)     (0.02)
------------------------------------------------------  ----------    ----------    --------    -------      -------    -------
Net asset value, end of period                          $    13.24    $    13.37    $  11.18    $ 10.62      $ 13.27    $ 13.39
======================================================  ==========    ==========    ========    =======      =======    =======
Total return(b)                                              10.33%        27.54%      15.90%      8.48%       10.39%     (3.24)%
======================================================  ==========    ==========    ========    =======      =======    =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $1,408,687    $1,056,094    $515,672    $67,592      $37,846    $ 5,669
======================================================  ==========    ==========    ========    =======      =======    =======
Ratio of expenses (exclusive of interest)
 to average net assets(c)                                     1.84%(d)       1.85%      1.94%      1.98%(f)     1.84%(d)   1.82%(f)
======================================================  ==========    ==========    ========    =======      =======    =======
Ratio of net investment income to average
 net assets(e)                                                0.19%(d)       0.03%      0.99%      0.74%(f)     0.19%(d)   0.06%(f)
======================================================  ==========    ==========    ========    =======      =======    =======
Portfolio turnover rate                                        154%          170%        164%       161%         154%       170%
======================================================  ==========    ==========    ========    =======      =======    =======
Borrowings for the period:
Amount of debt outstanding at end of period
 (000s omitted)                                                 --            --          --         --           --         --
======================================================  ==========    ==========    ========    =======      =======    =======
Average amount of debt outstanding during
 the period (000s omitted)(g)                           $    1,793            --          --         --      $    30         --
======================================================  ==========    ==========    ========    =======      =======    =======
Average number of shares outstanding during
 the period (000s omitted)(g)                               98,052            --          --         --        1,654         --
======================================================  ==========    ==========    ========    =======      =======    =======
Average amount of debt per share during the period      $   0.0184            --          --         --      $0.0184         --
======================================================  ==========    ==========    ========    =======      =======    =======

(a) Calculated using average shares outstanding.

(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.

(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.86% and 1.86% for 1998-1997 for Class B and 1.86% and 1.83% (annualized) for 1998-1997 for Class C.

(d) Ratios are based on average net assets of $1,284,374,113 and $21,692,212 for Class B and Class C, respectively.

(e) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 0.17% and 0.02% for 1998-1997 for Class B and 0.17% and 0.04% (annualized) for 1998-1997 for Class C.

(f) Annualized.

(g) Averages computed on a daily basis.

                       INDEPENDENT AUDITORS' REPORT

                       To the Shareholders and Board of Directors
                       AIM Equity Funds, Inc.:

                       We have audited the accompanying statement of assets and liabilities of the AIM Constellation Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Constellation Fund as of October 31, 1998, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


                                                    /s/ KPMG PEAT MARWICK LLP
                                                    KPMG Peat Marwick LLP


                       Houston, Texas
                       December 4, 1998

SCHEDULE OF INVESTMENTS

October 31, 1998

                                                    MARKET
                                    SHARES           VALUE
DOMESTIC COMMON STOCKS-91.01%

AEROSPACE/DEFENSE-0.60%

AAR Corp.                           1,000,000   $    23,125,000
---------------------------------------------------------------
BE Aerospace, Inc.(a)                 500,000        10,750,000
---------------------------------------------------------------
Gulfstream Aerospace Corp.(a)         400,000        17,700,000
---------------------------------------------------------------
Sundstrand Corp.                      557,400        26,162,963
---------------------------------------------------------------
                                                     77,737,963
---------------------------------------------------------------

AIRLINES-0.15%

Southwest Airlines Co.                900,000        19,068,750
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.39%

Danaher Corp.                       1,250,000        49,921,875
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.29%

Northern Trust Corp.                  500,000        36,875,000
---------------------------------------------------------------

BANKS (REGIONAL)-2.54%

AmSouth Bancorporation                750,000        30,046,875
---------------------------------------------------------------
First Tennessee National Corp.        510,200        16,166,963
---------------------------------------------------------------
Golden State Bancorp, Inc.(a)       1,350,000        25,903,125
---------------------------------------------------------------
Hibernia Corp.-Class A              1,250,000        20,859,375
---------------------------------------------------------------
Mercantile Bankshares Corp.           500,000        16,312,500
---------------------------------------------------------------
North Fork Bancorporation, Inc.     2,500,000        49,687,500
---------------------------------------------------------------
Star Banc Corp.                     1,575,000       119,109,375
---------------------------------------------------------------
TCF Financial Corp.                 1,000,000        23,562,500
---------------------------------------------------------------
Zions Bancorp                         500,000        26,531,250
---------------------------------------------------------------
                                                    328,179,463
---------------------------------------------------------------

BIOTECHNOLOGY-0.71%

Biogen, Inc.(a)                     1,000,000        69,500,000
---------------------------------------------------------------
Curative Health Services,
  Inc.(a)(b)                          795,000        21,663,750
---------------------------------------------------------------
                                                     91,163,750
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-2.08%

Chancellor Media Corp.(a)             280,002        10,745,077
---------------------------------------------------------------
Clear Channel Communications,
  Inc.(a)                             800,000        36,450,000
---------------------------------------------------------------
Comcast Corp.-Class A               1,500,000        74,062,500
---------------------------------------------------------------
Cox Communications, Inc.-Class
  A(a)                                500,000        27,437,500
---------------------------------------------------------------
Heftel Broadcasting Corp.(a)          501,000        20,603,625
---------------------------------------------------------------
Liberty Media Group(a)              1,500,000        57,093,750
---------------------------------------------------------------
Univision Communications Inc.(a)    1,465,400        43,229,300
---------------------------------------------------------------
                                                    269,621,752
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-1.49%

Andrew Corp.(a)                       563,400         9,225,675
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
COMMUNICATIONS EQUIPMENT-(CONTINUED)

Comverse Technology, Inc.(a)          850,000   $    39,100,000
---------------------------------------------------------------
General Instrument Corp.(a)         2,000,000        51,375,000
---------------------------------------------------------------
Global TeleSystems Group,
  Inc.(a)                           1,176,400        47,129,525
---------------------------------------------------------------
QUALCOMM, Inc.(a)                     586,000        32,596,250
---------------------------------------------------------------
Tellabs, Inc.(a)                      250,000        13,750,000
---------------------------------------------------------------
                                                    193,176,450
---------------------------------------------------------------

COMPUTERS (HARDWARE)-2.94%

Apple Computer, Inc.(a)               750,000        27,843,750
---------------------------------------------------------------
Comdisco, Inc.                      4,200,000        64,837,500
---------------------------------------------------------------
Dell Computer Corp.(a)              2,400,000       157,500,000
---------------------------------------------------------------
Gateway 2000, Inc.(a)               1,500,000        83,718,750
---------------------------------------------------------------
IDX Systems Corp.(a)                  670,800        28,425,150
---------------------------------------------------------------
Micron Electronics, Inc.(a)           884,000        18,508,750
---------------------------------------------------------------
                                                    380,833,900
---------------------------------------------------------------

COMPUTERS (NETWORKING)-2.54%

Ascend Communications, Inc.(a)      3,500,000       168,875,000
---------------------------------------------------------------
Cisco Systems, Inc.(a)                525,000        33,075,000
---------------------------------------------------------------
3Com Corp.(a)                       3,500,000       126,218,750
---------------------------------------------------------------
                                                    328,168,750
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-2.11%

Adaptec, Inc.(a)                      987,500        15,985,156
---------------------------------------------------------------
EMC Corp.(a)                        2,400,000       154,500,000
---------------------------------------------------------------
Lexmark International Group,
  Inc.(a)                           1,000,000        69,937,500
---------------------------------------------------------------
Seagate Technology , Inc.(a)        1,250,000        32,968,750
---------------------------------------------------------------
                                                    273,391,406
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-10.97%

America Online, Inc.                1,564,700       198,814,693
---------------------------------------------------------------
Aspect Development, Inc.(a)           976,000        30,835,500
---------------------------------------------------------------
BMC Software, Inc.(a)               3,500,000       168,218,750
---------------------------------------------------------------
Cadence Design Systems, Inc.(a)     1,250,000        26,718,750
---------------------------------------------------------------
Citrix Systems, Inc.(a)             1,500,000       106,312,500
---------------------------------------------------------------
Computer Sciences Corp.(a)            750,000        39,562,500
---------------------------------------------------------------
Compuware Corp.(a)                  2,500,000       135,468,750
---------------------------------------------------------------
Concord EFS, Inc.(a)                4,780,100       136,232,850
---------------------------------------------------------------
Electronic Arts, Inc.(a)              500,000        20,562,500
---------------------------------------------------------------
HBO & Co.                           1,000,000        26,250,000
---------------------------------------------------------------
Intuit, Inc.(a)                       725,000        36,612,500
---------------------------------------------------------------
J.D. Edwards & Co.(a)               1,050,000        34,387,500
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

Learning Company, Inc. (The)(a)     2,000,000   $    51,625,000
---------------------------------------------------------------
Microsoft Corp.(a)                    300,000        31,762,500
---------------------------------------------------------------
Network Associates, Inc.(a)           704,700        29,949,750
---------------------------------------------------------------
Parametric Technology Co.(a)        2,500,000        41,562,500
---------------------------------------------------------------
Sterling Commerce, Inc.(a)          1,450,000        51,112,500
---------------------------------------------------------------
Sterling Software, Inc.(a)          1,250,000        32,734,375
---------------------------------------------------------------
Synopsys, Inc.(a)                   1,500,000        67,875,000
---------------------------------------------------------------
Veritas Software Corp.(a)             859,700        43,092,463
---------------------------------------------------------------
Wind River Systems(a)               1,000,000        43,812,500
---------------------------------------------------------------
Yahoo! Inc.(a)                        500,000        65,421,875
---------------------------------------------------------------
                                                  1,418,925,256
---------------------------------------------------------------

CONSUMER FINANCE-2.28%

Capital One Financial Corp.           800,000        81,400,000
---------------------------------------------------------------
Countrywide Credit Industries,
  Inc.                                636,900        27,506,118
---------------------------------------------------------------
MBNA Corp.                          1,875,000        42,773,438
---------------------------------------------------------------
Providian Financial Corp.           1,304,000       103,505,000
---------------------------------------------------------------
SLM Holding Corp.                   1,000,000        40,062,500
---------------------------------------------------------------
                                                    295,247,056
---------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.30%

Action Performance Companies,
  Inc.(a)                             500,000        14,937,500
---------------------------------------------------------------
Blyth Industries, Inc.(a)             806,200        22,271,275
---------------------------------------------------------------
                                                     37,208,775
---------------------------------------------------------------

DISTRIBUTORS (FOOD &
  HEALTH)-2.70%

Bergen Brunswig Corp.-Class A       1,000,000        48,812,500
---------------------------------------------------------------
Cardinal Health, Inc.               1,445,445       136,684,892
---------------------------------------------------------------
JP Foodservice, Inc.                  547,900        26,025,250
---------------------------------------------------------------
McKesson Corp.                      1,422,400       109,524,800
---------------------------------------------------------------
Patterson Dental Co.(a)                18,500           763,125
---------------------------------------------------------------
SUPERVALU, INC                      1,125,900        27,021,600
---------------------------------------------------------------
                                                    348,832,167
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.55%

American Power Conversion
  Corp.(a)                          2,000,000        84,875,000
---------------------------------------------------------------
Sanmina Corp.(a)                      387,400        15,883,400
---------------------------------------------------------------
SCI Systems, Inc.(a)                1,000,000        39,500,000
---------------------------------------------------------------
Solectron Corp.(a)                  1,500,000        85,875,000
---------------------------------------------------------------
Symbol Technologies, Inc.           1,750,000        78,312,500
---------------------------------------------------------------
Uniphase Corp.(a)                     500,000        24,750,000
---------------------------------------------------------------
                                                    329,195,900
---------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS)-0.17%

Arrow Electronics, Inc.(a)          1,000,000        21,812,500
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
ELECTRONICS
  (INSTRUMENTATION)-0.40%

Perkin-Elmer Corp.                    176,300   $    14,864,293
---------------------------------------------------------------
Waters Corp.(a)                       500,000        36,750,000
---------------------------------------------------------------
                                                     51,614,293
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-3.05%

Altera Corp.(a)                     1,321,400        55,003,275
---------------------------------------------------------------
Linear Technology Corp.             1,000,000        59,625,000
---------------------------------------------------------------
Maxim Integrated Products,
  Inc.(a)                           2,000,000        71,375,000
---------------------------------------------------------------
Microchip Technology, Inc.(a)       2,500,175        67,660,985
---------------------------------------------------------------
Micron Technology, Inc.(a)          1,750,000        66,500,000
---------------------------------------------------------------
PMC-Sierra, Inc.(a)                 1,000,000        44,875,000
---------------------------------------------------------------
Xilinx, Inc.(a)                       650,000        29,026,563
---------------------------------------------------------------
                                                    394,065,823
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-0.57%

FINOVA Group, Inc.                    706,400        34,437,000
---------------------------------------------------------------
MGIC Investment Corp.               1,000,000        39,000,000
---------------------------------------------------------------
                                                     73,437,000
---------------------------------------------------------------

FOODS-0.36%

Earthgrains Co. (The)                 260,300         7,809,000
---------------------------------------------------------------
Quaker Oats Co. (The)                 650,000        38,390,625
---------------------------------------------------------------
                                                     46,199,625
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-2.30%

Alpharma, Inc.                        254,967         7,059,399
---------------------------------------------------------------
Forest Laboratories, Inc.(a)          750,000        31,359,375
---------------------------------------------------------------
Jones Medical Industries,
  Inc.(b)                           2,350,850        75,961,840
---------------------------------------------------------------
Medicis Pharmaceutical-Class
  A(a)                                826,900        41,448,363
---------------------------------------------------------------
Mylan Laboratories, Inc.            2,500,000        86,093,750
---------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)     1,000,000        55,625,000
---------------------------------------------------------------
                                                    297,547,727
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-1.31%

Health Management Associates,
  Inc.-Class A(a)                   4,500,045        80,157,051
---------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(a)(b)                1,750,000        89,796,875
---------------------------------------------------------------
                                                    169,953,926
---------------------------------------------------------------

HEALTH CARE (LONG TERM
  CARE)-0.47%

HCR Manor Care, Inc.(a)               751,700        24,430,250
---------------------------------------------------------------
HEALTHSOUTH Corp.(a)                3,000,000        36,375,000
---------------------------------------------------------------
                                                     60,805,250
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.84%

Express Scripts, Inc.-Class
  A(a)(b)                             700,000        68,381,250
---------------------------------------------------------------
PacifiCare Health Systems,
  Inc.-Class B(a)                     150,000        11,812,500
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
HEALTH CARE (MANAGED CARE)-(CONTINUED)

Trigon Healthcare, Inc.(a)            750,000   $    28,125,000
---------------------------------------------------------------
                                                    108,318,750
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-5.07%

Allegiance Corp.                    2,540,400        94,471,125
---------------------------------------------------------------
Arterial Vascular Engineering,
  Inc.(a)                           1,000,000        30,750,000
---------------------------------------------------------------
Bausch & Lomb Inc.                     59,700         2,488,743
---------------------------------------------------------------
Becton, Dickinson & Co.             3,500,000       147,437,500
---------------------------------------------------------------
Biomet, Inc.                        2,500,000        84,843,750
---------------------------------------------------------------
Boston Scientific Corp.(a)(c)         750,000        40,828,125
---------------------------------------------------------------
Guidant Corp.                       1,708,500       130,700,250
---------------------------------------------------------------
Henry Schein, Inc.(a)                 900,000        34,818,750
---------------------------------------------------------------
Safeskin Corp.(a)                     362,100         8,011,462
---------------------------------------------------------------
Sofamor Danek Group, Inc.(a)          500,000        50,812,500
---------------------------------------------------------------
Sybron International Corp.(a)       1,250,000        30,937,500
---------------------------------------------------------------
                                                    656,099,705
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-2.77%

Alza Corp.(a)                       1,200,000        57,450,000
---------------------------------------------------------------
Covance, Inc.(a)                    1,609,600        44,867,600
---------------------------------------------------------------
Lincare Holdings, Inc.(a)           1,000,000        39,937,500
---------------------------------------------------------------
Omnicare, Inc.                      2,950,100       101,962,832
---------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(a)                             524,200         9,927,037
---------------------------------------------------------------
Quintiles Transnational Corp.(a)    1,000,000        45,250,000
---------------------------------------------------------------
Total Renal Care Holdings,
  Inc.(a)                           2,417,933        59,239,358
---------------------------------------------------------------
                                                    358,634,327
---------------------------------------------------------------

HOMEBUILDING-0.69%

Clayton Homes, Inc.                 3,090,000        47,701,875
---------------------------------------------------------------
Fleetwood Enterprises, Inc.           750,000        24,187,500
---------------------------------------------------------------
Kaufman and Broad Home Corp.          616,900        17,620,206
---------------------------------------------------------------
                                                     89,509,581
---------------------------------------------------------------

HOUSEHOLD FURNISHINGS & APPLIANCES-0.65%

Leggett & Platt, Inc.               2,000,000        46,750,000
---------------------------------------------------------------
Maytag Corp.                          750,000        37,078,125
---------------------------------------------------------------
                                                     83,828,125
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.35%

Clorox Co.                            300,000        32,775,000
---------------------------------------------------------------
Dial Corp. (The)                      450,900        12,427,931
---------------------------------------------------------------
                                                     45,202,931
---------------------------------------------------------------

HOUSEWARES-0.17%

Central Garden and Pet Co.(a)         485,500         9,588,625
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
HOUSEWARES-(CONTINUED)

Helen of Troy Ltd.(a)                 846,400   $    12,590,200
---------------------------------------------------------------
                                                     22,178,825
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-1.16%

AFLAC Inc.                            925,000        35,265,625
---------------------------------------------------------------
Provident Companies, Inc.           1,500,000        43,593,750
---------------------------------------------------------------
ReliaStar Financial Corp.           1,502,500        65,828,281
---------------------------------------------------------------
Torchmark Corp.                       129,200         5,652,500
---------------------------------------------------------------
                                                    150,340,156
---------------------------------------------------------------

INSURANCE
  (PROPERTY-CASUALTY)-0.11%

Progressive Corp.                      96,800        14,253,800
---------------------------------------------------------------

INVESTMENT
  BANKING/BROKERAGE-1.04%

Edwards (A.G.), Inc.                  750,000        25,921,875
---------------------------------------------------------------
Lehman Brothers Holdings, Inc.        350,000        13,278,125
---------------------------------------------------------------
Schwab (Charles) Corp.              2,000,000        95,875,000
---------------------------------------------------------------
                                                    135,075,000
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.46%

T. Rowe Price Associates, Inc.      1,658,600        58,983,963
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.77%

Harley-Davidson, Inc.               2,350,000        91,062,500
---------------------------------------------------------------
Speedway Motorsports, Inc.(a)         400,000         8,400,000
---------------------------------------------------------------
                                                     99,462,500
---------------------------------------------------------------

LODGING-HOTELS-0.10%

Host Marriott Corp.(a)                896,000        12,992,000
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.02%

Applied Power, Inc.-Class A            95,000         2,618,438
---------------------------------------------------------------

MANUFACTURING
  (DIVERSIFIED)-0.76%

Corning Inc.                        1,000,000        36,312,500
---------------------------------------------------------------
Crane Co.                             464,550        13,384,846
---------------------------------------------------------------
Hillenbrand Industries, Inc.          500,000        29,593,750
---------------------------------------------------------------
Pentair, Inc.                         500,000        18,812,500
---------------------------------------------------------------
                                                     98,103,596
---------------------------------------------------------------

MANUFACTURING
  (SPECIALIZED)-0.15%

Avery Dennison Corp.                  471,000        19,517,063
---------------------------------------------------------------

NATURAL GAS-0.80%

El Paso Energy Corp.                1,500,000        53,156,250
---------------------------------------------------------------
KN Energy, Inc.                     1,000,000        49,687,500
---------------------------------------------------------------
                                                    102,843,750
---------------------------------------------------------------

OFFICE EQUIPMENT &
  SUPPLIES-0.27%

Herman Miller, Inc.                 1,100,000        24,268,750
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
OFFICE EQUIPMENT & SUPPLIES-(CONTINUED)

HON INDUSTRIES, Inc.                  529,000   $    11,208,187
---------------------------------------------------------------
                                                     35,476,937
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-2.04%

Baker Hughes, Inc.                  2,000,000        44,125,000
---------------------------------------------------------------
BJ Services Co.(a)                  1,500,000        30,656,250
---------------------------------------------------------------
Cooper Cameron Corp.(a)             1,500,000        52,125,000
---------------------------------------------------------------
Diamond Offshore Drilling, Inc.     1,000,000        30,687,500
---------------------------------------------------------------
Global Industries Ltd.(a)           2,450,000        23,581,250
---------------------------------------------------------------
Rowan Companies, Inc.(a)            2,000,000        29,125,000
---------------------------------------------------------------
Transocean Offshore Inc.              500,000        18,468,750
---------------------------------------------------------------
Varco International, Inc.(a)(b)     3,225,000        34,870,312
---------------------------------------------------------------
                                                    263,639,062
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-0.44%

Apache Corp.                        1,500,000        42,468,750
---------------------------------------------------------------
Santa Fe Energy Resources,
  Inc.(a)                           1,750,000        14,218,750
---------------------------------------------------------------
                                                     56,687,500
---------------------------------------------------------------

PERSONAL CARE-0.26%

Rexall Sundown, Inc.(a)             1,891,800        33,934,163
---------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-0.32%

AES Corp.(a)                        1,000,000        40,937,500
---------------------------------------------------------------

PUBLISHING-0.38%

McGraw-Hill Companies, Inc.
  (The)                               550,000        49,465,625
---------------------------------------------------------------

RAILROADS-0.37%

Kansas City Southern Industries,
  Inc.                              1,250,000        48,281,250
---------------------------------------------------------------

RESTAURANTS-1.58%

Brinker International, Inc.(a)      2,000,000        48,375,000
---------------------------------------------------------------
Outback Steakhouse, Inc.(a)         1,125,000        38,953,125
---------------------------------------------------------------
Papa John's International,
  Inc.(a)                             689,300        26,171,859
---------------------------------------------------------------
Starbucks Corp.(a)                  1,000,000        43,375,000
---------------------------------------------------------------
Tricon Global Restaurants,
  Inc.(a)                           1,100,000        47,850,000
---------------------------------------------------------------
                                                    204,724,984
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.33%

Lowe's Companies, Inc.              1,250,000        42,109,375
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-1.90%

Best Buy Co., Inc.(a)                 500,000        24,000,000
---------------------------------------------------------------
CDW Computer Centers, Inc.(a)       1,000,000        74,937,500
---------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)         750,000        34,125,000
---------------------------------------------------------------
Tandy Corp.                         1,250,000        61,953,125
---------------------------------------------------------------
Tech Data Corp.(a)                  1,299,300        51,159,938
---------------------------------------------------------------
                                                    246,175,563
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
RETAIL (DEPARTMENT STORES)-0.46%

Kohl's Corp.(a)                     1,250,000   $    59,765,625
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-1.27%

Consolidated Stores Corp.(a)        1,000,000        16,437,500
---------------------------------------------------------------
Dollar General Corp.                1,000,000        23,875,000
---------------------------------------------------------------
Dollar Tree Stores, Inc.(a)         1,810,600        69,821,262
---------------------------------------------------------------
Family Dollar Stores, Inc.          2,100,000        38,062,500
---------------------------------------------------------------
Ross Stores, Inc.                     500,000        16,250,000
---------------------------------------------------------------
                                                    164,446,262
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.80%

Rite Aid Corp.                      2,600,040       103,189,088
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-1.62%

Kroger Co.(a)                       2,637,400       146,375,700
---------------------------------------------------------------
Safeway, Inc.(a)                    1,325,000        63,351,563
---------------------------------------------------------------
                                                    209,727,263
---------------------------------------------------------------

RETAIL (GENERAL
  MERCHANDISE)-0.86%

Dayton Hudson Corp.                   750,000        31,781,250
---------------------------------------------------------------
Fred Meyer, Inc.(a)                 1,500,000        79,968,750
---------------------------------------------------------------
                                                    111,750,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-2.60%

Bed Bath & Beyond, Inc.(a)          2,750,100        75,799,631
---------------------------------------------------------------
Linens 'N Things, Inc.(a)             285,300         8,826,468
---------------------------------------------------------------
Michaels Stores, Inc.(a)            1,000,000        20,000,000
---------------------------------------------------------------
Office Depot, Inc.(a)               2,000,000        50,000,000
---------------------------------------------------------------
Staples, Inc.(a)                    4,750,000       154,968,750
---------------------------------------------------------------
Williams-Sonoma, Inc.(a)            1,000,000        27,250,000
---------------------------------------------------------------
                                                    336,844,849
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-1.53%

Abercrombie & Fitch Co.-Class
  A(a)                                795,000        31,551,563
---------------------------------------------------------------
Gap, Inc. (The)                     1,000,000        60,125,000
---------------------------------------------------------------
Men's Wearhouse, Inc.
  (The)(a)(b)                       2,250,075        54,564,318
---------------------------------------------------------------
TJX Companies, Inc.                 2,700,000        51,131,250
---------------------------------------------------------------
                                                    197,372,131
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.72%

Dime Bancorp, Inc.                  2,541,500        60,519,469
---------------------------------------------------------------
GreenPoint Financial Corp.          1,000,000        32,812,500
---------------------------------------------------------------
                                                     93,331,969
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-1.89%

Interpublic Group of Companies,
  Inc.                                500,000        29,250,000
---------------------------------------------------------------
Lamar Advertising Co.(a)              450,000        14,048,439
---------------------------------------------------------------
Omnicom Group, Inc.                 2,500,000       123,593,750
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
SERVICES (ADVERTISING/MARKETING)-(CONTINUED)

Outdoor Systems, Inc.(a)            1,500,000   $    33,093,750
---------------------------------------------------------------
Snyder Communications, Inc.(a)      1,250,000        44,609,375
---------------------------------------------------------------
                                                    244,595,314
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-2.92%

Apollo Group, Inc.(a)               1,000,000        32,125,000
---------------------------------------------------------------
ChoicePoint, Inc.(a)                  467,300        22,079,926
---------------------------------------------------------------
Cintas Corp.                        1,315,900        70,400,650
---------------------------------------------------------------
G & K Services, Inc.-Class A          350,000        16,012,500
---------------------------------------------------------------
IMS Health Inc.                       677,000        45,020,500
---------------------------------------------------------------
Service Corp. International         2,626,500        93,569,062
---------------------------------------------------------------
Stewart Enterprises, Inc.- Class
  A                                 2,600,000        59,962,500
---------------------------------------------------------------
Viad Corp.                          1,382,400        37,929,600
---------------------------------------------------------------
                                                    377,099,738
---------------------------------------------------------------

SERVICES (COMPUTER
  SYSTEMS)-1.23%

Ciber, Inc.(a)                        500,000         9,812,500
---------------------------------------------------------------
Gartner Group, Inc.-Class A(a)      1,300,000        25,837,500
---------------------------------------------------------------
Keane, Inc.(a)                      1,050,000        34,912,500
---------------------------------------------------------------
Policy Management Systems
  Corp.(a)                            474,400        21,555,550
---------------------------------------------------------------
SunGard Data Systems Inc.(a)        2,000,000        67,500,000
---------------------------------------------------------------
                                                    159,618,050
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-4.36%

Affiliated Computer Services,
  Inc.(a)                           1,000,000        37,000,000
---------------------------------------------------------------
Billing Concepts Corp.(a)           1,596,800        22,554,800
---------------------------------------------------------------
Ceridian Corp.(a)                   1,300,000        74,587,500
---------------------------------------------------------------
CSG Systems International,
  Inc.(a)                             903,100        49,218,950
---------------------------------------------------------------
DST Systems, Inc.(a)                  750,000        37,500,000
---------------------------------------------------------------
Equifax, Inc.                       1,750,000        67,703,125
---------------------------------------------------------------
Fiserv, Inc.(a)                     2,500,000       116,250,000
---------------------------------------------------------------
National Data Corp.                 1,000,200        33,881,775
---------------------------------------------------------------
NOVA Corp.(a)                         893,750        25,807,032
---------------------------------------------------------------
Paychex, Inc.                       2,000,000        99,500,000
---------------------------------------------------------------
                                                    564,003,182
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.23%

Robert Half International,
  Inc.(a)                             750,000        30,093,750
---------------------------------------------------------------

SPECIALTY PRINTING-0.23%

Valassis Communications, Inc.(a)      750,000        29,906,250
---------------------------------------------------------------

TELEPHONE-0.86%

Century Telephone Enterprises,
  Inc.                              1,499,950        85,215,909
---------------------------------------------------------------
Cincinnati Bell, Inc.               1,000,000        25,937,500
---------------------------------------------------------------
                                                    111,153,409
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
TEXTILES (APPAREL)-0.61%

Jones Apparel Group, Inc.(a)        1,250,000   $    21,562,500
---------------------------------------------------------------
Nautica Enterprises, Inc.(a)        1,000,000        20,687,500
---------------------------------------------------------------
Russell Corp.                         912,900        22,423,107
---------------------------------------------------------------
Tommy Hilfiger Corp.(a)               300,000        13,931,250
---------------------------------------------------------------
                                                     78,604,357
---------------------------------------------------------------

TEXTILES (HOME
  FURNISHINGS)-0.22%

Shaw Industries, Inc.               1,650,000        28,668,750
---------------------------------------------------------------

WASTE MANAGEMENT-1.53%

Allied Waste Industries, Inc.(a)    2,693,230        58,241,099
---------------------------------------------------------------
Republic Services, Inc.(a)          1,225,000        26,796,876
---------------------------------------------------------------
Waste Management, Inc.              2,500,000       112,812,501
---------------------------------------------------------------
                                                    197,850,476
---------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $8,593,150,443)                      11,770,399,289
---------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS-2.90%
CANADA-0.41%

CanWest Global Communications
  Corp.
  (Broadcasting-Television,
  Radio & Cable)                    1,500,000        17,531,250
---------------------------------------------------------------
Newcourt Credit Group, Inc.
  (Financial-Diversified)           1,087,500        35,751,562
---------------------------------------------------------------
                                                     53,282,812
---------------------------------------------------------------

FINLAND-1.16%

Nokia Oyj A.B.-Class A-ADR
  (Communications Equipment)        1,610,300       149,858,544
---------------------------------------------------------------

FRANCE-0.09%

Coflexip S.A.-ADR
  (Manufacturing-Specialized)         239,500        11,525,938
---------------------------------------------------------------

IRELAND-0.81%

Elan Corp. PLC-ADR (Health
  Care-Drugs-Generic & Other)(a)    1,500,000       105,093,750
---------------------------------------------------------------

ISRAEL-0.13%

ECI Telecommunications Ltd.
  (Communications Equipment)          500,000        16,562,500
---------------------------------------------------------------

NETHERLANDS-0.14%

Core Laboratories N.V. (Oil &
  Gas-Drilling & Equipment)(a)        800,000        18,050,000
---------------------------------------------------------------

UNITED KINGDOM-0.16%

Stolt Comex Seaway, S.A. (Oil &
  Gas-Exploration &
  Production)(a)(b)                 1,150,000        14,662,500
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
UNITED KINGDOM-(CONTINUED)
Stolt Comex Seaway, S.A. - ADR
  (Oil & Gas-Exploration &
  Production)(a)                      575,000   $     5,929,687
---------------------------------------------------------------
                                                     20,592,187
---------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $240,390,852)                                 374,965,731
---------------------------------------------------------------

                                  PRINCIPAL
                                    AMOUNT
CONVERTIBLE CORPORATE BONDS-0.39%
COMPUTERS (PERIPHERALS)-0.39%
EMC Corp., Conv. Sub. Notes,
  3.25%, 03/15/02 (Cost
  $23,700,075)                   $ 17,500,000        50,553,125
---------------------------------------------------------------
                                       SHARES
WARRANTS-0.03%
BANKS (REGIONAL)-0.04%
Golden State Bancorp,
  Litigation Wts., expiring
  01/01/01 (Cost $5,682,639)        1,000,000         4,875,000
---------------------------------------------------------------

                                  PRINCIPAL
                                    AMOUNT
MASTER NOTE AGREEMENT-1.00%
Merrill Lynch Co. Inc.,
  5.9675%(d)(Cost $129,000,000)  $129,000,000   $   129,000,000
---------------------------------------------------------------

                                  PRINCIPAL         MARKET
                                    AMOUNT           VALUE
REPURCHASE AGREEMENTS-3.28%(E)
Dresdner Kleinwort, Benson,
  North America LLC, 5.55%,
  11/02/98(f)                    $  9,350,759   $     9,350,759
---------------------------------------------------------------
Goldman, Sachs & Co., 5.55%,
  11/02/98(g)                     115,090,451       115,090,451
---------------------------------------------------------------
Salomon Smith Barney, Inc.,
  5.55%(h)                        300,000,000       300,000,000
---------------------------------------------------------------
    Total Repurchase Agreements
      (Cost $424,441,210)                           424,441,210
---------------------------------------------------------------
TIME DEPOSITS-2.09%
Societe Generale Bank, 5.25%,
  11/02/98                        108,141,977       108,141,977
---------------------------------------------------------------
State Street Cayman, 5.00%,
  11/02/98                        161,909,549       161,909,549
---------------------------------------------------------------
    Total Time Deposits (Cost
      $270,051,526)                                 270,051,526
---------------------------------------------------------------
TOTAL INVESTMENTS-100.71%                        13,024,285,881
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-(0.71%)                               (91,205,266)
---------------------------------------------------------------
NET ASSETS-100.00%                              $12,933,080,615
===============================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Affiliated issuers are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has never owned enough of the outstanding voting securities of any issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate market value of these securities as of 10/31/98 was $359,900,845 which represented 2.78% of the Fund's net assets.
(c) A portion of this security is subject to call options written. See Note 8.
(d) Master Note Purchase Agreement may be terminated by either party upon two business days' prior written notice, at which time all amounts outstanding under notes purchased under the Master Note Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 10/31/98.
(e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Joint repurchase agreement entered into 10/30/98 with a maturing value of $300,138,750. Collateralized by $485,457,284 U.S. Government obligations, 0% to 8.50% due 01/07/99 to 08/01/37 with an aggregate market value at 10/31/98 of $306,003,830.
(g) Joint repurchase agreement entered into 10/30/98 with a maturing value of $277,128,113. Collateralized by $273,207,000 U.S. Government obligations 5.00% to 9.40% due 11/10/98 to 12/15/43 with an aggregate market value at 10/31/98 of $282,540,300.
(h) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $1,159,504,000 U.S. Government obligations 0% to 10.70% due 11/01/98 to
    07/15/45 with an aggregate market value at 10/31/98 of $1,020,000,062.

Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
Deb.  - Debentures
Sub.  - Subordinated
Wts.  - Warrants

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1998

ASSETS:

Investments, at market value (cost
  $9,686,416,745)                            $13,024,285,881
------------------------------------------------------------
Receivables for:
  Investments sold                                81,487,021
------------------------------------------------------------
  Capital stock sold                              25,412,005
------------------------------------------------------------
  Dividends and interest                           2,838,985
------------------------------------------------------------
Investment for deferred compensation plan            142,702
------------------------------------------------------------
Other assets                                          20,271
------------------------------------------------------------
      Total assets                            13,134,186,865
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                          131,879,165
------------------------------------------------------------
  Capital stock reacquired                        53,735,073
------------------------------------------------------------
  Deferred compensation                              142,702
------------------------------------------------------------
Options written (premiums received
  $357,644)                                          210,938
------------------------------------------------------------
Accrued advisory fees                              6,134,883
------------------------------------------------------------
Accrued administrative services fees                  26,319
------------------------------------------------------------
Accrued directors' fees                                6,500
------------------------------------------------------------
Accrued distribution fees                          4,590,417
------------------------------------------------------------
Accrued transfer agent fees                        3,529,174
------------------------------------------------------------
Accrued operating expenses                           851,079
------------------------------------------------------------
      Total liabilities                          201,106,250
------------------------------------------------------------
Net assets applicable to shares outstanding  $12,933,080,615
------------------------------------------------------------

NET ASSETS:

Class A                                      $12,391,844,029
============================================================
Class B                                      $   275,675,564
============================================================
Class C                                      $    76,521,669
============================================================
Institutional Class                          $   189,039,353
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Class A:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                    470,007,075
============================================================
Class B:
  Authorized                                   1,000,000,000
------------------------------------------------------------
  Outstanding                                     10,558,108
============================================================
Class C:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                      2,931,610
============================================================
Institutional Class:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      6,936,768
============================================================
Class A:
  Net asset value and redemption price per
    share                                    $         26.37
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $26.37
      divided by 94.50%)                     $         27.90
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         26.11
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         26.10
============================================================
Institutional Class:
  Net asset value, offering and redemption
    price per share                          $         27.25
============================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 1998

INVESTMENT INCOME:

Dividends (net of $564,597 foreign
  withholding tax)                            $   40,677,717
------------------------------------------------------------
Interest                                          48,508,823
------------------------------------------------------------
    Total investment income                       89,186,540
------------------------------------------------------------
EXPENSES:
Advisory fees                                     89,630,173
------------------------------------------------------------
Administrative services fees                         295,926
------------------------------------------------------------
Custodian fees                                       637,815
------------------------------------------------------------
Directors' fees                                       96,730
------------------------------------------------------------
Distribution fees-Class A                         41,684,536
------------------------------------------------------------
Distribution fees-Class B                          1,576,409
------------------------------------------------------------
Distribution fees-Class C                            506,546
------------------------------------------------------------
Transfer agent fees-Class A                       24,340,018
------------------------------------------------------------
Transfer agent fees-Class B                          601,845
------------------------------------------------------------
Transfer agent fees-Class C                          169,272
------------------------------------------------------------
Transfer agent fees-Institutional Class               17,618
------------------------------------------------------------
Other                                              1,734,916
------------------------------------------------------------
    Total expenses                               161,291,804
------------------------------------------------------------
Less: Fees waived by advisor                      (3,074,705)
------------------------------------------------------------
    Expenses paid indirectly                        (332,613)
------------------------------------------------------------
    Net expenses                                 157,884,486
------------------------------------------------------------
Net investment income (loss)                     (68,697,946)
------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          482,260,826
------------------------------------------------------------
  Foreign currencies                               1,025,913
------------------------------------------------------------
  Futures contracts                              (24,781,162)
------------------------------------------------------------
  Option contracts written                           819,195
------------------------------------------------------------
                                                 459,324,772
------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                         (664,462,047)
------------------------------------------------------------
  Foreign currencies                                  (1,413)
------------------------------------------------------------
  Futures contracts                               16,400,635
------------------------------------------------------------
  Option contracts written                           146,706
------------------------------------------------------------
                                                (647,916,119)
------------------------------------------------------------
      Net gain (loss) from investment
         securities, foreign currencies,
         futures and option contracts           (188,591,347)
------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ (257,289,293)
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1998 and 1997

                                                                   1998                1997
                                                              ---------------     ---------------
OPERATIONS:

  Net investment income (loss)                                $   (68,697,946)    $   (51,626,612)
-------------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and option contracts                      459,324,772       1,046,160,029
-------------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities, foreign currencies, futures and option
    contracts                                                    (647,916,119)      1,234,273,644
-------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets resulting from
       operations                                                (257,289,293)      2,228,807,061
-------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                      (1,023,550,465)       (401,536,883)
-------------------------------------------------------------------------------------------------
  Class B                                                          (2,750,431)                 --
-------------------------------------------------------------------------------------------------
  Class C                                                          (2,040,204)                 --
-------------------------------------------------------------------------------------------------
  Institutional Class                                             (13,510,099)        (10,336,039)
-------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        (667,156,467)      1,280,740,251
-------------------------------------------------------------------------------------------------
  Class B                                                         292,437,630                  --
-------------------------------------------------------------------------------------------------
  Class C                                                          60,444,760          22,611,449
-------------------------------------------------------------------------------------------------
  Institutional Class                                              17,436,212        (139,767,829)
-------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets                   (1,595,978,357)      2,980,518,010
-------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          14,529,058,972      11,548,540,962
-------------------------------------------------------------------------------------------------
  End of period                                               $12,933,080,615     $14,529,058,972
=================================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $ 9,156,848,152     $ 9,520,633,579
-------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (994,714)           (270,243)
-------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, futures and option
    contracts                                                     439,210,537       1,022,762,877
-------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                    3,338,016,640       3,985,932,759
-------------------------------------------------------------------------------------------------
                                                              $12,933,080,615     $14,529,058,972
=================================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios: AIM Constellation Fund, AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund and AIM Weingarten Fund. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Institutional Class. Class B shares commenced sales on November 3, 1997. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek capital appreciation.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair market value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1998, paid in capital was decreased by $66,947,562, undistributed net investment income was increased by $67,973,475 and undistributed net realized gains decreased by $1,025,913 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

E. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

F. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.

G. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.

H. Covered Call Options -- The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
       A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to voluntarily waive a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. Under the voluntary waiver, AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. During the year ended October 31, 1998, AIM waived fees of $3,074,705. The waiver is entirely voluntary but approval is required by the Board of Directors for any decision by AIM to discontinue the waiver. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1998, AIM was reimbursed $295,926 for such services.
  The Fund, pursuant to a transfer agent and shareholder service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. On September 20, 1997, the Board of Directors approved appointment of AFS as transfer agent of the Institutional Class effective December 29, 1997. During the year ended October 31, 1998, AFS was paid $11,110,534 with respect to the Class A, Class B and Class C shares and for the period December 29, 1997 through October 31, 1998, AFS was paid $14,933 with respect to the Institutional Class. Prior to the effective date of the agreement with AFS, the Fund paid A I M Institutional Fund Services, Inc. $2,685 pursuant to a transfer agency and shareholder services agreement with respect to the Institutional Class for the period November 1, 1997 through December 28, 1997.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 1998, the Class A shares, Class B shares and Class C shares paid AIM Distributors $41,684,536, $1,576,409, and $506,546, respectively as compensation under the Plans.
  AIM Distributors received commissions of $5,261,392 from sales of the Class A shares of the Fund during the year ended October 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1998, AIM Distributors received commissions of $510,316 in contingent deferred sales charges imposed on the redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, and FMC.
  During the year ended October 31, 1998, the Fund paid legal fees of $31,902 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the year ended October 31, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $147,814 and $184,799, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $332,613 during the year ended October 31, 1998.

NOTE 4-DIRECTOR'S FEES

Director's fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on May 1, 1998, the Fund was limited to borrowing up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended October 31, 1998, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1998 was $10,221,437,067 and $11,626,322,625, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1998, on a tax basis, is as follows:

Aggregate unrealized appreciation of
  investment securities                     $3,684,499,221
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (373,354,606)
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                $3,311,144,615
==========================================================

Cost of investments for tax purposes is $9,713,141,266.
NOTE 7-CAPITAL STOCK
Changes in the capital stock outstanding during the years ended October 31, 1998 and 1997 were as follows:

                                    1998                             1997
                       ------------------------------   ------------------------------
                          SHARES          AMOUNT           SHARES          AMOUNT
                       ------------   ---------------   ------------   ---------------
Sold:
  Class A               271,511,337   $ 7,555,171,888    211,624,665   $ 5,717,830,615
--------------------------------------------------------------------------------------
  Class B*               12,877,388       356,713,527             --                --
--------------------------------------------------------------------------------------
  Class C**               2,960,570        81,123,332        745,655        22,872,597
--------------------------------------------------------------------------------------
  Institutional Class     2,149,830        60,442,629      5,274,034       141,917,489
--------------------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends:
  Class A                38,633,795       977,878,833     15,529,296       381,406,093
--------------------------------------------------------------------------------------
  Class B*                  104,498         2,643,686             --                --
--------------------------------------------------------------------------------------
  Class C**                  76,723         1,938,518             --                --
--------------------------------------------------------------------------------------
  Institutional Class       494,582        12,886,955        387,258         9,720,186
--------------------------------------------------------------------------------------
Reacquired:
  Class A              (330,045,727)   (9,200,207,188)  (178,999,514)   (4,818,496,457)
--------------------------------------------------------------------------------------
  Class B*               (2,423,778)      (66,919,583)            --                --
--------------------------------------------------------------------------------------
  Class C**                (842,846)      (22,617,090)        (8,492)         (261,148)
--------------------------------------------------------------------------------------
  Institutional Class    (1,977,243)      (55,893,372)   (10,657,023)     (291,405,504)
--------------------------------------------------------------------------------------
                         (6,480,871)  $  (296,837,865)    43,895,879   $ 1,163,583,871
======================================================================================

*Class B Shares commenced sales on November 3, 1997.

**Class C Shares commenced sales on August 4, 1997.

NOTE 8-OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended October 31, 1998 are summarized as follows:

                                        OPTION CONTRACTS
                                     -----------------------
                                     NUMBER OF    PREMIUMS
                                     CONTRACTS    RECEIVED
                                     ---------   -----------
Beginning of period                        --             --
-----------------------------------   -------    -----------
Written                                29,238    $ 7,032,081
-----------------------------------   -------    -----------
Closed                                (17,332)    (3,926,728)
-----------------------------------   -------    -----------
Expired                                (6,031)      (484,785)
-----------------------------------   -------    -----------
Exercised                              (4,000)    (2,262,924)
-----------------------------------   -------    -----------
End of Period                           1,875    $   357,644
===================================   =======    ===========

Open call option contracts written at October 31, 1998 were as follows:

                          CONTRACT  STRIKE   NUMBER OF   PREMIUM    OCTOBER 31, 1998    UNREALIZED
ISSUE                      MONTH    PRICE    CONTRACTS   RECEIVED     MARKET VALUE     APPRECIATION
-----                     --------  ------   ---------   --------   ----------------   ------------
Boston Scientific Corp.    Dec. 98   $65       1,875     $357,644       $210,938         $146,706
========================  ========   ===       =====     ========       ========         ========

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during each of the years in the five-year period ended October 31, 1998, for a share of Class B capital stock outstanding during the period November 3, 1997 (date sales commenced) through October 31, 1998 and for a share of Class C capital stock outstanding during the year ended October 31, 1998 and the period August 4, 1997 (dates sales commenced) through October 31, 1997.

                                                                                           CLASS A
                                                             --------------------------------------------------------------------
                                                                1998             1997          1996          1995         1994
                                                             -----------      -----------   -----------   ----------   ----------
Net asset value, beginning of period                         $     29.23      $     25.48   $     23.69   $    18.31   $    17.04
-----------------------------------------------------------  -----------      -----------   -----------   ----------   ----------
Income from investment operations:
    Net investment income (loss)                                   (0.14)           (0.11)        (0.06)       (0.05)       (0.02)
-----------------------------------------------------------  -----------      -----------   -----------   ----------   ----------
    Net gains (losses) on securities (both realized and
      unrealized)                                                  (0.62)            4.75          2.60         5.95         1.29
-----------------------------------------------------------  -----------      -----------   -----------   ----------   ----------
        Total from investment operations                           (0.76)            4.64          2.54         5.90         1.27
-----------------------------------------------------------  -----------      -----------   -----------   ----------   ----------
Distributions from net realized gains                              (2.10)           (0.89)        (0.75)       (0.52)          --
-----------------------------------------------------------  -----------      -----------   -----------   ----------   ----------
Net asset value, end of period                               $     26.37      $     29.23   $     25.48   $    23.69   $    18.31
===========================================================  ===========      ===========   ===========   ==========   ==========
Total return(a)                                                    (2.30)%          18.86%        11.26%       33.43%        7.45%
===========================================================  ===========      ===========   ===========   ==========   ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $12,391,844      $14,319,441   $11,255,506   $7,000,350   $3,726,029
===========================================================  ===========      ===========   ===========   ==========   ==========
Ratio of expenses to average net assets(b)                          1.10%(c)         1.11%()        1.14%       1.16%        1.20%
===========================================================  ===========      ===========   ===========   ==========   ==========
Ratio of net investment income (loss) to average net
  assets(d)                                                        (0.47)%(c)      (0.40)%()       (0.27)%      (0.32)%      (0.15)%
===========================================================  ===========      ===========   ===========   ==========   ==========
Portfolio turnover rate                                               76%              67%           58%          45%          79%
===========================================================  ===========      ===========   ===========   ==========   ==========

(a) Does not deduct sales charges.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.12%, 1.13%, 1.16%, 1.18% and 1.21% for 1998-1994.
(c) Ratios are based on average net assets of $13,894,845,349.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (0.50)%, (0.42)%, (0.29)%, (0.34)% and (0.16)% for 1998-1994.

                                                               CLASS B                 CLASS C
                                                              ---------       -------------------------
                                                                1998            1998           1997
                                                              ---------       ---------     -----------
Net asset value, beginning of period                          $  30.04         $ 29.18        $ 30.32
------------------------------------------------------------  --------         -------        -------
Income from investment operations:
   Net investment income (loss)                                  (0.37)(a)       (0.37)(a)      (0.04)
------------------------------------------------------------  --------         -------        -------
   Net gains (losses) on securities (both realized and
     unrealized)                                                 (1.46)          (0.61)         (1.10)
------------------------------------------------------------  --------         -------        -------
       Total from investment operations                          (1.83)          (0.98)         (1.14)
------------------------------------------------------------  --------         -------        -------
Distributions from net realized gains                            (2.10)          (2.10)            --
------------------------------------------------------------  --------         -------        -------
Net asset value, end of period                                $  26.11         $ 26.10        $ 29.18
============================================================  ========         =======        =======
Total return(b)                                                  (5.86)%         (3.12)%        (3.76)%
============================================================  ========         =======        =======
Ratios/supplement data:
Net assets, end of period (000s omitted)                      $275,676         $76,522        $21,508
============================================================  ========         =======        =======
Ratio of expenses to average net assets(c)                        1.98%(d)(e)     1.97%(d)       1.84%(e)
============================================================  ========         =======        =======
Ratio of net investment income (loss) to average net
 assets(f)                                                       (1.36)%(d)(e)   (1.35)%(d)     (1.12)%(e)
============================================================  ========         =======        =======
Portfolio turnover rate                                             76%             76%            67%
============================================================  ========         =======        =======

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.00% (annualized) for 1998 for Class B and 1.99% and 1.86% (annualized) for 1998-1997 for Class C.
(d) Ratios are based on average net assets of $158,509,468 and $50,654,588 for Class B and Class C, respectively.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (1.38)% (annualized) for 1998 for Class B and (1.37)% and (1.15)% (annualized), for 1998-1997 for Class C.

                       INDEPENDENT AUDITORS' REPORT

                       To the Shareholders and Board of Directors
                       AIM Equity Funds, Inc.:

                       We have audited the accompanying statement of assets and liabilities of AIM Weingarten Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Weingarten Fund as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended in conformity with generally accepted accounting principles.


                                                    /s/ KPMG PEAT MARWICK LLP
                                                    KPMG Peat Marwick LLP


                       Houston, Texas
                       December 4, 1998

SCHEDULE OF INVESTMENTS

October 31, 1998

                                                     MARKET
                                     SHARES          VALUE
DOMESTIC COMMON STOCKS-87.33%

BANKS (REGIONAL)-0.46%

North Fork Bancorporation, Inc.      1,600,000   $   31,800,000
---------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-0.34%

PepsiCo, Inc.                          702,100       23,695,875
---------------------------------------------------------------

BIOTECHNOLOGY-0.74%

Amgen, Inc.(a)                         650,000       51,065,625
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-5.48%

Chancellor Media Corp.(a)            1,200,000       46,050,000
---------------------------------------------------------------
Clear Channel Communications,
  Inc.(a)                            1,030,460       46,950,334
---------------------------------------------------------------
Comcast Corp.-Class A                1,500,000       74,062,500
---------------------------------------------------------------
Cox Communications, Inc.-Class
  A(a)                                 281,400       15,441,825
---------------------------------------------------------------
Jacor Communications, Inc.(a)          925,000       50,875,000
---------------------------------------------------------------
Liberty Media Group(a)                 299,800       11,411,137
---------------------------------------------------------------
MediaOne Group, Inc.(a)                950,500       40,218,031
---------------------------------------------------------------
Tele-Communications, Inc.-Class
  A(a)                               2,200,000       92,675,000
---------------------------------------------------------------
                                                    377,683,827
---------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-0.59%

Monsanto Co.                         1,000,000       40,625,000
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.61%

Lucent Technologies, Inc.(b)           525,000       42,098,438
---------------------------------------------------------------

COMPUTERS (HARDWARE)-4.45%

Dell Computer Corp.(a)(b)            1,700,000      111,562,500
---------------------------------------------------------------
International Business Machines
  Corp.                              1,034,800      153,603,125
---------------------------------------------------------------
Sun Microsystems, Inc.(a)              713,400       41,555,550
---------------------------------------------------------------
                                                    306,721,175
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.91%

Ascend Communications, Inc.(a)       1,444,000       69,673,000
---------------------------------------------------------------
Cisco Systems, Inc.(a)                 850,000       53,550,000
---------------------------------------------------------------
3Com Corp.(a)                          236,900        8,543,206
---------------------------------------------------------------
                                                    131,766,206
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.90%

EMC Corp.(a)                           959,000       61,735,625
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-9.75%

America Online, Inc.(a)(b)           1,350,000      171,534,375
---------------------------------------------------------------
BMC Software, Inc.(a)                1,500,000       72,093,750
---------------------------------------------------------------
Cadence Design Systems,
  Inc.(a)(b)                           600,000       12,825,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

Computer Sciences Corp.(a)(b)          685,500   $   36,160,125
---------------------------------------------------------------
Compuware Corp.(a)                   1,100,000       59,606,250
---------------------------------------------------------------
Concord EFS, Inc.(a)                 1,013,300       28,879,050
---------------------------------------------------------------
HBO & Co.                            1,200,000       31,500,000
---------------------------------------------------------------
Microsoft Corp.(a)                   2,166,500      229,378,188
---------------------------------------------------------------
Unisys Corp.(a)                      1,150,000       30,618,750
---------------------------------------------------------------
                                                    672,595,488
---------------------------------------------------------------

CONSUMER FINANCE-0.50%

Providian Financial Corp.              434,500       34,488,437
---------------------------------------------------------------
DISTRIBUTORS (FOOD &
  HEALTH)-2.32%

AmeriSource Health Corp.-Class
  A(a)                                 600,000       31,462,500
---------------------------------------------------------------
Cardinal Health, Inc.                1,000,000       94,562,500
---------------------------------------------------------------
McKesson Corp.                         149,600       11,519,200
---------------------------------------------------------------
Sysco Corp.                            835,700       22,511,668
---------------------------------------------------------------
                                                    160,055,868
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.68%

AMP Inc.(b)                          1,000,000       41,062,500
---------------------------------------------------------------
General Electric Co.                   912,100       79,808,750
---------------------------------------------------------------
SCI Systems, Inc.(a)                   612,800       24,205,600
---------------------------------------------------------------
Symbol Technologies, Inc.              885,450       39,623,887
---------------------------------------------------------------
                                                    184,700,737
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-1.49%

Altera Corp.(a)                        266,100       11,076,413
---------------------------------------------------------------
Intel Corp.                            898,000       80,090,375
---------------------------------------------------------------
Xilinx, Inc.(a)                        255,700       11,418,603
---------------------------------------------------------------
                                                    102,585,391
---------------------------------------------------------------

ENTERTAINMENT-0.83%

Time Warner, Inc.                      408,800       37,941,750
---------------------------------------------------------------
Viacom, Inc.-Class B(a)                326,500       19,549,187
---------------------------------------------------------------
                                                     57,490,937
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-7.83%

American Express Co.                   400,000       35,350,000
---------------------------------------------------------------
Citigroup, Inc.                        405,050       19,062,666
---------------------------------------------------------------
Federal National Mortgage
  Association                        1,340,700       94,938,319
---------------------------------------------------------------
Freddie Mac                          2,725,000      156,687,500
---------------------------------------------------------------
Heller Financial, Inc.                 965,400       23,169,600
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
FINANCIAL
  (DIVERSIFIED)-(CONTINUED)

MBIA, Inc.                           1,375,000   $   84,046,875
---------------------------------------------------------------
MGIC Investment Corp.                1,127,940       43,989,660
---------------------------------------------------------------
SunAmerica, Inc.                     1,175,000       82,837,500
---------------------------------------------------------------
                                                    540,082,120
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-6.39%

Abbott Laboratories                  1,287,400       60,427,338
---------------------------------------------------------------
American Home Products Corp.           390,200       19,022,250
---------------------------------------------------------------
Bristol-Myers Squibb Co.(b)          1,836,100      203,003,806
---------------------------------------------------------------
Johnson & Johnson                      500,000       40,750,000
---------------------------------------------------------------
Warner-Lambert Co.                   1,495,000      117,170,625
---------------------------------------------------------------
                                                    440,374,019
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-2.03%

ICN Pharmaceuticals, Inc.            1,310,200       30,625,925
---------------------------------------------------------------
Mylan Laboratories, Inc.             1,350,000       46,490,625
---------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)      1,130,600       62,889,625
---------------------------------------------------------------
                                                    140,006,175
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-7.92%

Lilly (Eli) & Co.                    1,498,900      121,317,219
---------------------------------------------------------------
Merck & Co., Inc.                      525,000       71,006,250
---------------------------------------------------------------
Pfizer, Inc.                         1,316,800      141,309,100
---------------------------------------------------------------
Pharmacia & Upjohn, Inc.             2,615,000      138,431,563
---------------------------------------------------------------
Schering-Plough Corp.(b)               717,200       73,781,950
---------------------------------------------------------------
                                                    545,846,082
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.09%

Universal Health Services,
  Inc.-Class B(a)                      114,000        5,849,625
---------------------------------------------------------------

HEALTH CARE (LONG TERM
  CARE)-0.17%

HEALTHSOUTH Corp.(a)                   985,300       11,946,763
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-4.84%

Baxter International, Inc.           1,000,000       59,937,500
---------------------------------------------------------------
Becton, Dickinson & Co.              3,160,400      133,131,850
---------------------------------------------------------------
Biomet, Inc.                         1,098,500       37,280,343
---------------------------------------------------------------
Guidant Corp.                          850,000       65,025,000
---------------------------------------------------------------
Stryker Corp.                          684,900       28,722,993
---------------------------------------------------------------
Sybron International Corp.(a)          393,200        9,731,700
---------------------------------------------------------------
                                                    333,829,386
---------------------------------------------------------------

HOUSEHOLD FURNISHINGS & APPLIANCES-0.06%

Furniture Brands International,
  Inc.(a)(b)                           191,800        4,123,700
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.66%

Dial Corp. (The)                       574,700       15,840,169
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
HOUSEHOLD PRODUCTS (NON-DURABLES)-(CONTINUED)

Procter & Gamble Co. (The)             330,000   $   29,328,750
---------------------------------------------------------------
                                                     45,168,919
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.71%

Equitable Companies, Inc.              670,000       32,830,000
---------------------------------------------------------------
Nationwide Financial Services,
  Inc.-Class A                         389,500       16,164,250
---------------------------------------------------------------
                                                     48,994,250
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.41%

American International Group,
  Inc.                                 330,000       28,132,500
---------------------------------------------------------------

INVESTMENT
  BANKING/BROKERAGE-0.42%

Paine Webber Group, Inc.               875,000       29,257,813
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.94%

Franklin Resources, Inc.               900,000       34,031,250
---------------------------------------------------------------
T. Rowe Price Associates, Inc.         867,100       30,836,244
---------------------------------------------------------------
                                                     64,867,494
---------------------------------------------------------------

LODGING-HOTELS-1.76%

Carnival Corp.                       3,750,000      121,406,250
---------------------------------------------------------------

MANUFACTURING
  (DIVERSIFIED)-0.72%

Tyco International Ltd.                800,000       49,550,000
---------------------------------------------------------------

NATURAL GAS-0.47%

Enron Corp.                            620,000       32,705,000
---------------------------------------------------------------

PERSONAL CARE-0.42%

Avon Products, Inc.                    729,600       28,956,000
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-2.84%

Home Depot, Inc. (The)               2,800,000      121,800,000
---------------------------------------------------------------
Lowe's Companies, Inc.               2,200,000       74,112,500
---------------------------------------------------------------
                                                    195,912,500
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.97%

Best Buy Co., Inc.(a)                  775,000       37,200,000
---------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)          648,200       29,493,100
---------------------------------------------------------------
                                                     66,693,100
---------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-0.28%

Saks, Inc.(a)                          855,700       19,467,175
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.14%

Ross Stores, Inc.                      300,000        9,750,000
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.95%

CVS Corp.                              700,000       31,981,250
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RETAIL (DRUG STORES)-(CONTINUED)

Rite Aid Corp.                         848,500   $   33,674,844
---------------------------------------------------------------
                                                     65,656,094
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-1.17%

Albertson's, Inc.                      154,000        8,556,625
---------------------------------------------------------------
Kroger Co.(a)                        1,000,000       55,500,000
---------------------------------------------------------------
Safeway, Inc.(a)                       340,600       16,284,937
---------------------------------------------------------------
                                                     80,341,562
---------------------------------------------------------------

RETAIL (GENERAL
  MERCHANDISE)-2.08%

Costco Companies, Inc.(a)(b)           725,000       41,143,750
---------------------------------------------------------------
Dayton Hudson Corp.                    670,000       28,391,250
---------------------------------------------------------------
Wal-Mart Stores, Inc.                1,075,000       74,175,000
---------------------------------------------------------------
                                                    143,710,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-2.10%

Office Depot, Inc.(a)                2,850,000       71,250,000
---------------------------------------------------------------
Staples, Inc.(a)                     2,250,000       73,406,250
---------------------------------------------------------------
                                                    144,656,250
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.54%

Gap, Inc. (The)                        625,000       37,578,125
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-1.00%

Outdoor Systems, Inc.(a)             3,131,625       69,091,477
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.34%

Service Corp. International            650,000       23,156,250
---------------------------------------------------------------

SERVICES (COMPUTER
  SYSTEMS)-0.48%

Keane, Inc.(a)                       1,000,000       33,250,000
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-1.21%

Equifax, Inc.                        1,332,300       51,543,356
---------------------------------------------------------------
Fiserv, Inc.(a)                        690,600       32,112,900
---------------------------------------------------------------
                                                     83,656,256
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-4.34%

MCI WorldCom, Inc.(a)                5,410,965      298,955,816
---------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $4,374,224,596)                       6,022,079,330
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
DOMESTIC CONVERTIBLE BONDS & NOTES-0.26%

RETAIL (DEPARTMENT STORES)-0.26%

Saks Holdings, Inc., Conv. Sub.
  Notes, 5.50%, 09/15/06 (Cost
  $18,304,125)                    $ 18,350,000   $   18,235,313
---------------------------------------------------------------

U.S. DOLLAR DENOMINATED FOREIGN BONDS & NOTES-0.61%

SWITZERLAND-0.61%

Nestle Holding Inc. (Foods),
  Conv. Bond, 3.00%, 06/17/02
  (Cost $40,041,900)                30,000,000       42,165,810
---------------------------------------------------------------
                                     SHARES
FOREIGN STOCKS & OTHER EQUITY INTERESTS-4.30%
FRANCE-0.37%

Renault S.A. (Automobiles)             600,000       25,658,570
---------------------------------------------------------------

IRELAND-1.12%

Elan Corp. PLC-ADR (Health
  Care-Drugs-Generic & Other)(a)     1,100,000       77,068,750
---------------------------------------------------------------

ITALY-0.86%

Telecom Italia Mobile S.p.A.
  (Telephone)                        6,000,000       34,868,132
---------------------------------------------------------------
Telecom Italia S.p.A.
  (Telephone)                        3,333,333       24,106,632
---------------------------------------------------------------
                                                     58,974,764
---------------------------------------------------------------

SWITZERLAND-1.95%

UBS A.G. (Banks-Major
  Regional)(a)                         242,500       66,505,795
---------------------------------------------------------------
Nestle S.A. (Foods)                     32,000       68,034,844
---------------------------------------------------------------
                                                    134,540,639
---------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $237,913,241)                                 296,242,723
---------------------------------------------------------------

OPTIONS PURCHASED-0.10%

                             NUMBER
                               OF       EXERCISE   EXPIRATION    MARKET
                            CONTRACTS    PRICE        DATE        VALUE
PUTS-0.10%

Cadence Design Systems,
  Inc. (Computers-Software
  & Services)                 6,000      22.50      Nov-98      $1,387,500
-------------------------------------------------------------------------
Lucent Technologies, Inc.
  (Communications
  Equipment)                  3,625      95.00      Jan-99      5,709,375
-------------------------------------------------------------------------

    Total Options
      Purchased (Cost
      $3,914,290)                        7,096,875
--------------------------------------------------

                            PRINCIPAL    MARKET
                             AMOUNT      VALUE
U.S. TREASURY
  BILLS-1.94%(c)
  3.998%, 12/24/98 (Cost
    $133,693,439)           $134,435,000(d) $133,693,439
------------------------------------------------------------

REPURCHASE
  AGREEMENTS-6.79%(e)

Bear, Stearns & Co.,
  5.52%(f)                  180,000,000 180,000,000
------------------------------------------------------------
Dresdner Kleinwort,
  Benson, North America
  LLC, 5.55%, 11/2/98(g)    88,091,453  88,091,453
------------------------------------------------------------
SBC Warburg Dillon Read
  Inc., 5.55%, 11/2/98(h)   200,000,000 200,000,000
------------------------------------------------------------
    Total Repurchase
      Agreements (Cost
      $468,091,453)                     468,091,453
------------------------------------------------------------
TOTAL INVESTMENTS-101.33%               $6,987,604,943
------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-(1.33)%                   (91,686,170)
------------------------------------------------------------
TOTAL NET ASSETS-100.00%                $6,895,918,773
============================================================


Abbreviations:

ADR  - American Depositary Receipt
Conv. - Convertible
Sub  - Subordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 8.
(c) U.S. Treasury Bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $353,825,000 U.S. Government obligations, 0% to 6.745% due 01/15/99 to
    08/03/18 with an aggregate market value at 10/31/98 of $357,771,886.
(g) Joint repurchase agreement entered into 10/30/98 with a maturing value of $300,138,750. Collateralized by $485,457,284 U.S. Government obligations, 0% to 8.50% due 01/07/99 to 08/01/37 with an aggregate market value at 10/31/98 of $306,003,830.
(h) Joint repurchase agreement entered into 10/30/98 with a maturing value of $200,092,500. Collateralized by $339,879,000 U.S. Government obligations, 0% to 8.50% due 07/15/01 to 01/15/30 with an aggregate market value at 10/31/98 of $204,017,333.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1998

ASSETS:

Investments, at market value (cost
  $5,276,183,044)                         $6,987,604,943
--------------------------------------------------------
Foreign currencies, at value (cost
  $2,570,450)                                  2,565,915
--------------------------------------------------------
Cash                                           3,996,858
--------------------------------------------------------
Receivables for:
  Investments sold                            31,213,312
--------------------------------------------------------
  Capital stock sold                           8,295,922
--------------------------------------------------------
  Dividends and interest                       4,152,383
--------------------------------------------------------
  Variation margin                             1,111,425
--------------------------------------------------------
Investment for deferred compensation
  plan                                           105,518
--------------------------------------------------------
Other assets                                     163,186
--------------------------------------------------------
    Total assets                           7,039,209,462
--------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                       91,742,610
--------------------------------------------------------
  Capital stock reacquired                     6,659,959
--------------------------------------------------------
  Deferred compensation                          105,518
--------------------------------------------------------
Options written (premiums received
  $44,508,416)                                37,381,847
--------------------------------------------------------
Accrued advisory fees                          3,226,589
--------------------------------------------------------
Accrued administrative services fees              16,296
--------------------------------------------------------
Accrued directors' fees                            3,500
--------------------------------------------------------
Accrued distribution fees                      2,769,404
--------------------------------------------------------
Accrued transfer agent fees                      948,313
--------------------------------------------------------
Accrued operating expenses                       436,653
--------------------------------------------------------
    Total liabilities                        143,290,689
--------------------------------------------------------
Net assets applicable to shares
  outstanding                             $6,895,918,773
========================================================

NET ASSETS:

Class A                                   $6,094,177,561
========================================================
Class B                                   $  705,750,126
========================================================
Class C                                   $   23,107,031
========================================================
Institutional Class                       $   72,884,055
========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER
  SHARE:
Class A:
  Authorized                                 750,000,000
--------------------------------------------------------
  Outstanding                                280,643,682
========================================================
Class B:
  Authorized                                 750,000,000
--------------------------------------------------------
  Outstanding                                 33,416,157
========================================================
Class C:
  Authorized                                 750,000,000
--------------------------------------------------------
  Outstanding                                  1,093,306
========================================================
Institutional Class:
  Authorized                                 200,000,000
--------------------------------------------------------
  Outstanding                                  3,285,920
========================================================
Class A:
  Net asset value and redemption price
    per share                             $        21.72
--------------------------------------------------------
  Offering price per share:
      (Net asset value of
         $21.72 divided by 94.50%)        $        22.98
========================================================
Class B:
  Net asset value and offering price per
    share                                 $        21.12
========================================================
Class C:
  Net asset value and offering price per
    share                                 $        21.14
========================================================
Institutional Class:
  Net asset value, offering and
    redemption price per share            $        22.18
========================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME:

Dividends (net of $1,357,955 foreign
  withholding tax)                           $ 49,728,636
---------------------------------------------------------
Interest                                       26,746,186
---------------------------------------------------------
    Total investment income                    76,474,822
---------------------------------------------------------

EXPENSES:
Advisory fees                                  43,574,677
---------------------------------------------------------
Administrative services fees                      179,633
---------------------------------------------------------
Custodian fees                                    667,786
---------------------------------------------------------
Directors' fees                                    45,123
---------------------------------------------------------
Distribution fees-Class A                      18,567,575
---------------------------------------------------------
Distribution fees-Class B                       6,185,890
---------------------------------------------------------
Distribution fees-Class C                         125,198
---------------------------------------------------------
Transfer agent fees-Class A                     7,790,643
---------------------------------------------------------
Transfer agent fees-Class B                     1,316,441
---------------------------------------------------------
Transfer agent fees-Class C                        35,743
---------------------------------------------------------
Transfer agent fees-Institutional Class             6,988
---------------------------------------------------------
Other                                             984,467
---------------------------------------------------------
    Total expenses                             79,480,164
---------------------------------------------------------
Less: Fees waived by advisor                   (2,917,461)
---------------------------------------------------------
    Expenses paid indirectly                     (177,097)
---------------------------------------------------------
    Net expenses                               76,385,606
---------------------------------------------------------
Net investment income                              89,216
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES, FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                       510,689,133
---------------------------------------------------------
  Foreign currencies                            4,256,163
---------------------------------------------------------
  Futures contracts                             9,427,467
---------------------------------------------------------
  Option contracts purchased                      735,202
---------------------------------------------------------
  Option contracts written                    (10,831,861)
---------------------------------------------------------
                                              514,276,104
---------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                       239,037,008
---------------------------------------------------------
  Foreign currencies                              (41,394)
---------------------------------------------------------
  Futures contracts                             7,020,866
---------------------------------------------------------
  Option contracts purchased                    3,182,585
---------------------------------------------------------
  Option contracts written                      6,509,630
---------------------------------------------------------
                                              255,708,695
---------------------------------------------------------
  Net gain from investment securities,
    foreign currencies, futures and option
    contracts                                 769,984,799
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $770,074,015
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1998 and 1997

                                                                   1998              1997
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $       89,216    $    1,100,893
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and option contracts                     514,276,104       933,882,009
----------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies, futures and option contracts             255,708,695       438,536,902
----------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations      770,074,015     1,373,519,804
----------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                                 --       (14,688,010)
----------------------------------------------------------------------------------------------
  Institutional Class                                                     --          (444,894)
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                       (864,947,763)     (552,547,910)
----------------------------------------------------------------------------------------------
  Class B                                                        (76,736,323)      (32,151,485)
----------------------------------------------------------------------------------------------
  Class C                                                           (626,936)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                             (9,231,714)       (6,655,833)
----------------------------------------------------------------------------------------------
Net equalization credits (charges) (See Note 1):
  Class A                                                                 --           436,828
----------------------------------------------------------------------------------------------
  Class B                                                                 --            62,469
----------------------------------------------------------------------------------------------
  Class C                                                                 --                --
----------------------------------------------------------------------------------------------
  Institutional Class                                                     --           (91,147)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        442,079,076       126,373,106
----------------------------------------------------------------------------------------------
  Class B                                                        240,674,117       166,861,272
----------------------------------------------------------------------------------------------
  Class C                                                         21,194,188         2,401,569
----------------------------------------------------------------------------------------------
  Institutional Class                                             12,302,794        (7,373,537)
----------------------------------------------------------------------------------------------
       Net increase in net assets                                534,781,454     1,055,702,232
----------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                          6,361,137,319     5,305,435,087
----------------------------------------------------------------------------------------------
  End of period                                               $6,895,918,773    $6,361,137,319
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $4,682,377,491    $3,937,446,869
----------------------------------------------------------------------------------------------
  Undistributed net investment income                              4,034,739        28,516,289
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, futures and option
    contracts                                                    484,238,255       925,614,568
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                   1,725,268,288     1,469,559,593
----------------------------------------------------------------------------------------------
                                                              $6,895,918,773    $6,361,137,319
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Weingarten Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios: AIM Weingarten Fund, AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund and AIM Constellation Fund. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek growth of capital.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair market value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
D. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Covered Call Options--The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
F. Put Options--The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.
G. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the specific identification of securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1998, undistributed net investment income was increased by $4,109,681 and undistributed net realized gains decreased by $4,109,681 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
H. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
I. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.
J. Equalization--The Fund previously followed the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that the undistributed net investment income per share is unaffected by sales or redemptions of Fund shares. Effective November 1, 1997, the Fund discontinued equalization accounting and reclassified the cumulative equalization credits of $28,680,447 from undistributed net investment income to paid-in capital. This change has no effect on the net assets, the results of operations or the net asset value per share of the Fund.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). The terms of the master investment advisory agreement provide that the Fund shall pay an advisory fee to AIM at an annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM is currently voluntarily waiving a portion of its advisory fees payable by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion to and including $3 billion, plus 0.575% of the Fund's average daily net assets in excess of $3 billion to and including $4 billion, plus 0.55% of the Fund's average daily net assets in excess of $4 billion. The waiver of fees is entirely voluntary but approval is required by the Board of Directors of the Company for any decision by AIM to discontinue the waiver. During the year ended October 31, 1998, AIM waived fees of $2,917,461. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1998, AIM was reimbursed $179,633 for such services.
  The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. On September 20, 1997, the Board of Directors approved appointment of AFS as transfer agent of the Institutional Class effective December 29, 1997. During the year ended October 31, 1998, AFS was paid $4,650,330 with respect to the Class A, Class B, and Class C shares and for the period December 29, 1997 through October 31, 1998, AFS was paid $5,316 with respect to the Institutional Class. Prior to the effective date of the agreement with AFS, the Fund paid
A I M Institutional Fund Services, Inc. $952 pursuant to a transfer agency and shareholder services agreement with respect to the Institutional Class for the period November 1, 1997 through December 28, 1997.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan")(collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 1998, the Class A, Class B and Class C shares paid AIM Distributors $18,567,575, $6,185,890, and $125,198, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $1,654,675 from sales of the Class A shares of the Fund during the year ended October 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1998, AIM Distributors received commissions of $55,685 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS and FMC.
  During the year ended October 31, 1998, the Fund paid legal fees of $16,595 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the year ended October 31, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $71,260 and $105,837, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $177,097 during the year ended October 31, 1998.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on May 1, 1998, the Fund was limited to borrowing up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended October 31, 1998, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended October 31, 1998 was $7,912,654,088 and $8,399,566,587, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of October 31, 1998 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $1,717,839,274
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (45,966,154)
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                $1,671,873,120
==========================================================

Cost of investments for tax purposes is $5,315,731,823.

NOTE 7-FUTURES CONTRACTS

On October 31, 1998, $7,665,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                        NO. OF                          UNREALIZED
      CONTRACTS        CONTRACTS   MONTH/COMMITMENT    APPRECIATION
---------------------  ---------   ----------------   --------------
S&P 500 Index             511        Dec. 98/Buy        $6,756,866
--------------------------------------------------------------------

NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 1998 are summarized as follows:

                                                                 CALL OPTION CONTRACTS
                                                               -------------------------
                                                               NUMBER OF      PREMIUMS
                                                               CONTRACTS      RECEIVED
                                                               ---------    ------------
Beginning of period                                                3,000    $  1,216,939
-------------------------------------------------------------- ---------    ------------
Written                                                          298,491     124,583,917
-------------------------------------------------------------- ---------    ------------
Closed                                                          (159,249)    (64,917,081)
-------------------------------------------------------------- ---------    ------------
Exercised                                                        (36,794)     (8,353,416)
-------------------------------------------------------------- ---------    ------------
Expired                                                          (29,215)     (8,021,943)
-------------------------------------------------------------- ---------    ------------
End of period                                                     76,233    $ 44,508,416
============================================================== =========    ============

 Open call option contracts written at October 31, 1998 were as follows:

                                                                                               OCTOBER 31,      UNREALIZED
                                                 CONTRACT   STRIKE   NUMBER OF    PREMIUMS         1998        APPRECIATION
                                                  MONTH     PRICE    CONTRACTS    RECEIVED     MARKET VALUE   (DEPRECIATION)
                     ISSUE                       --------   ------   ---------   -----------   ------------   --------------
America Online, Inc.                             Jan-99        120       3,375   $ 4,922,273   $  5,906,250   $     (983,977)
---------------------------------------------    --------   ------   ---------   -----------   ------------   --------------
Amp, Inc.                                        Feb-99         35      10,000     6,560,980      8,312,500       (1,751,520)
---------------------------------------------    --------   ------   ---------   -----------   ------------   --------------
Bristol-Myers Squibb Co.                         Dec-98        110      13,038     6,498,312      7,170,900         (672,588)
---------------------------------------------    --------   ------   ---------   -----------   ------------   --------------
Cadence Design Systems, Inc.                     Nov-98         25       6,000     1,143,861        262,500          881,361
---------------------------------------------    --------   ------   ---------   -----------   ------------   --------------
Computer Sciences Corp.                          Dec-98         70       6,855     4,770,920        407,015        4,363,905
---------------------------------------------    --------   ------   ---------   -----------   ------------   --------------
Costco Companies, Inc.                           Jan-99         55       7,250     4,411,478      4,168,750          242,728
---------------------------------------------    --------   ------   ---------   -----------   ------------   --------------
Dell Computer Corp.                              Jan-99         70      17,000     9,706,674     10,306,250         (599,576)
---------------------------------------------    --------   ------   ---------   -----------   ------------   --------------
Furniture Brands International, Inc.             Jan-99         20         959       200,904        272,716          (71,812)
---------------------------------------------    --------   ------   ---------   -----------   ------------   --------------
Furniture Brands International, Inc.             Jan-99         25         959       284,813         80,916          203,897
---------------------------------------------    --------   ------   ---------   -----------   ------------   --------------
Lucent Technologies, Inc.                        Jan-99        110       3,625     3,111,958         90,625        3,021,333
---------------------------------------------    --------   ------   ---------   -----------   ------------   --------------
Schering-Plough Corp.                            Nov-98        110       7,172     2,896,243        403,425        2,492,818
---------------------------------------------    --------   ------   ---------   -----------   ------------   --------------
                                                                        76,233   $44,508,416   $ 37,381,847   $    7,126,569
=============================================                        =========   ===========   ============   ==============

NOTE 9-CAPITAL STOCK

Changes in the capital stock outstanding during the years ended October 31, 1998 and 1997 were as follows:

                                                                          1998                              1997
                                                             ------------------------------    ------------------------------
                                                               SHARES           AMOUNT           SHARES           AMOUNT
                                                             -----------    ---------------    -----------    ---------------
Sold:
  Class A                                                     62,788,326    $ 1,368,867,407     36,066,523    $   748,100,033
--------------------------------------------------------     -----------    ---------------    -----------    ---------------
  Class B                                                     12,056,594        257,385,548      9,401,446        192,004,936
--------------------------------------------------------     -----------    ---------------    -----------    ---------------
  Class C*                                                     1,204,025         25,772,311        117,736          2,708,502
--------------------------------------------------------     -----------    ---------------    -----------    ---------------
  Institutional Class                                            593,328         13,533,791        377,655          7,900,669
--------------------------------------------------------     -----------    ---------------    -----------    ---------------
Issued as a reinvestment of dividends:
  Class A                                                     41,795,514        813,441,370     29,415,559        528,061,835
--------------------------------------------------------     -----------    ---------------    -----------    ---------------
  Class B                                                      3,831,332         73,061,374      1,715,350         30,687,644
--------------------------------------------------------     -----------    ---------------    -----------    ---------------
  Class C*                                                        31,251            600,022             --                 --
--------------------------------------------------------     -----------    ---------------    -----------    ---------------
  Institutional Class                                            456,144          9,035,386        313,585          5,650,803
--------------------------------------------------------     -----------    ---------------    -----------    ---------------
Reacquired:
  Class A                                                    (79,734,776)    (1,740,229,701)   (56,267,501)    (1,149,788,762)
--------------------------------------------------------     -----------    ---------------    -----------    ---------------
  Class B                                                     (4,228,997)       (89,772,805)    (2,748,694)       (55,831,308)
--------------------------------------------------------     -----------    ---------------    -----------    ---------------
  Class C*                                                      (246,074)        (5,178,145)       (13,632)          (306,933)
--------------------------------------------------------     -----------    ---------------    -----------    ---------------
  Institutional Class                                           (458,838)       (10,266,383)      (951,830)       (20,925,009)
--------------------------------------------------------     -----------    ---------------    -----------    ---------------
                                                              38,087,829    $   716,250,175     17,426,197    $   288,262,410
========================================================     ===========    ===============    ===========    ===============

* Class C shares commenced sales on August 4, 1997.

NOTE 10-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during each of the years in the five-year period ended October 31, 1998, for a share of Class B capital stock outstanding during each of the years in the three-year period ended October 31, 1998 and the period June 26, 1995 (date sales commenced) through October 31, 1995, and for a share of Class C capital stock outstanding during the year ended October 31, 1998 and the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                                                                           CLASS A
                                                              ------------------------------------------------------------------
                                                                 1998          1997          1996          1995          1994
                                                              ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period                          $    22.72    $    20.19    $    20.33    $    17.82    $    17.62
------------------------------------------------------------  ----------    ----------    ----------    ----------    ----------
Income from investment operations:
  Net investment income                                             0.02          0.01          0.06            --          0.07
------------------------------------------------------------  ----------    ----------    ----------    ----------    ----------
  Net gains on securities (both realized and unrealized)            2.38          4.82          2.51          4.36          0.57
------------------------------------------------------------  ----------    ----------    ----------    ----------    ----------
    Total from investment operations                                2.40          4.83          2.57          4.36          0.64
------------------------------------------------------------  ----------    ----------    ----------    ----------    ----------
Less distributions:
  Dividends from net investment income                                --         (0.06)           --         (0.07)        (0.11)
------------------------------------------------------------  ----------    ----------    ----------    ----------    ----------
  Distributions from net realized gains                            (3.40)        (2.24)        (2.71)        (1.78)        (0.33)
------------------------------------------------------------  ----------    ----------    ----------    ----------    ----------
    Total distributions                                            (3.40)        (2.30)        (2.71)        (1.85)        (0.44)
------------------------------------------------------------  ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                                $    21.72    $    22.72    $    20.19    $    20.33    $    17.82
============================================================  ==========    ==========    ==========    ==========    ==========
Total return(a)                                                    12.34%        26.83%        14.81%        28.20%         3.76%
============================================================  ==========    ==========    ==========    ==========    ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $6,094,178    $5,810,582    $4,977,493    $4,564,730    $3,965,858
============================================================  ==========    ==========    ==========    ==========    ==========
Ratio of expenses to average net assets(b)                          1.04%(c)       1.07%        1.12%         1.17%         1.21%
============================================================  ==========    ==========    ==========    ==========    ==========
Ratio of net investment income (loss) to average net
  assets(d)                                                         0.07%(c)       0.07%        0.33%        (0.02)%        0.45%
============================================================  ==========    ==========    ==========    ==========    ==========
Portfolio turnover rate                                              125%          128%          159%          139%          136%
============================================================  ==========    ==========    ==========    ==========    ==========
Borrowings for the period:
Amount of debt outstanding at end of period (000s omitted)            --            --            --            --            --
============================================================  ==========    ==========    ==========    ==========    ==========
Average amount of debt outstanding during the period (000s
  omitted)(e)                                                         --            --            --    $      593            --
============================================================  ==========    ==========    ==========    ==========    ==========
Average number of shares outstanding during the period (000s
  omitted)(e)                                                    282,998       262,563       248,189       229,272       249,351
============================================================  ==========    ==========    ==========    ==========    ==========
Average amount of debt per share during the period                    --            --            --    $   0.0026            --
============================================================  ==========    ==========    ==========    ==========    ==========

(a) Does not deduct sales charges.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.09%, 1.11%, 1.15%, 1.19% and 1.24% for 1998-1994.
(c) Ratios are based on average net assets of $6,189,191,748.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were 0.02%, 0.03%, 0.30%, (0.04%) and 0.42% for 1998-1994.
(e) Averages computed on a daily basis.

                                                                         CLASS B                               CLASS C
                                                       ----------------------------------------------     -------------------
                                                         1998         1997         1996        1995        1998        1997
                                                       --------     --------     --------     -------     -------     -------
Net asset value, beginning of period                   $  22.34     $  19.98     $  20.28     $ 18.56     $ 22.34     $ 22.83
-----------------------------------------------------  --------     --------     --------     -------     -------     -------
Income from investment operations:
  Net investment income (loss)                            (0.15)(a)    (0.15)(a)    (0.05)(a)   (0.03)      (0.15)(a)   (0.04)(a)
-----------------------------------------------------  --------     --------     --------     -------     -------     -------
  Net gains (losses) on securities (both realized
    and unrealized)                                        2.33         4.75         2.46        1.75        2.35       (0.45)
-----------------------------------------------------  --------     --------     --------     -------     -------     -------
    Total from investment operations                       2.18         4.60         2.41        1.72        2.20       (0.49)
-----------------------------------------------------  --------     --------     --------     -------     -------     -------
Distributions from net realized gains                     (3.40)       (2.24)       (2.71)         --        (3.40)        --
-----------------------------------------------------  --------     --------     --------     -------     -------     -------
Net asset value, end of period                         $  21.12     $  22.34     $  19.98     $ 20.28     $ 21.14     $ 22.34
=====================================================  ========     ========     ========     =======     =======     =======
Total return(b)                                           11.45%       25.78%       13.95%       9.27%      11.54%      (2.15)%
=====================================================  ========     ========     ========     =======     =======     =======
Ratios/supplemental data:
Net assets, end of period (000's omitted)              $705,750     $486,105     $267,459     $42,238     $23,107     $ 2,326
=====================================================  ========     ========     ========     =======     =======     =======
Ratio of expenses to average net assets(c)                 1.83%(d)     1.87%        1.95%       1.91%(e)    1.83%(d)    1.84%(e)
=====================================================  ========     ========     ========     =======     =======     =======
Ratio of net investment income (loss) to average
  net assets(f)                                           (0.72)%(d)    (0.73)%     (0.50)%     (0.76)%(e)  (0.72)%(d)  (0.70)%(e)
=====================================================  ========     ========     ========     =======     =======     =======
Portfolio turnover rate                                     125%         128%         159%        139%        125%        128%
=====================================================  ========     ========     ========     =======     =======     =======
Borrowings for the period:
Amount of debt outstanding at end of period (000s
  omitted)                                                   --           --           --          --          --          --
=====================================================  ========     ========     ========     =======     =======     =======
Average amount of debt outstanding during the
  period (000s omitted)(g)                                   --           --           --     $     3          --          --
=====================================================  ========     ========     ========     =======     =======     =======
Average number of shares outstanding during the
  period (000s omitted)(g)                               28,946       18,505        7,956       1,036         586      41,282
=====================================================  ========     ========     ========     =======     =======     =======
Average amount of debt per share during the
  period                                                     --           --           --     $0.0029          --          --
=====================================================  ========     ========     ========     =======     =======     =======

(a)  Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.87%, 1.91%, 1.98% and 1.94% (annualized) for 1998-1995 for Class B and
     1.87% and 1.88% (annualized) for 1998-1997 for Class C.
(d) Ratios are based on average net assets of $618,589,002 and $12,519,780 for Class B and Class C, respectively.
(e)  Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.76)%, (0.77)%, (0.53)% and (0.79)% (annualized) for 1998-1995 for Class B and (0.76)% and (0.74)% (annualized) for 1998-1997 for Class C.
(g)  Averages computed on a daily basis.

PROSPECTUS
MARCH 1, 1999

--------------------------------------------------------------------------------


INSTITUTIONAL
CLASSES


AIM CHARTER FUND

AIM CONSTELLATION FUND

AIM WEINGARTEN FUND




     AIM Charter Fund seeks to provide growth of capital with a secondary objective of current income.

     AIM Constellation Fund seeks to provide growth of capital.


     AIM Weingarten Fund seeks to provide growth of capital primarily by investing in common stocks of seasoned and better-capitalized companies.


     This prospectus contains important information about the funds. Please read it before investing and keep it for future reference.


     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.


[AIM LOGO APPEARS HERE]

Fund Management Company

11 Greenway Plaza
Suite 100
Houston, Texas 77046-1173
(800) 659-1005

                 ----------------------------------------------
                 AIM CHARTER - CONSTELLATION - WEINGARTEN FUNDS
                 ----------------------------------------------


Table of Contents
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES         1
- - - - - - - - - - - - - - - - - - - - - - - -

AIM Charter Fund                             1

AIM Constellation Fund                       1

AIM Weingarten Fund                          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUNDS    1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            3

FEE TABLE AND EXPENSE EXAMPLE                4
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    4

Expense Example                              4

FUND MANAGEMENT                              5
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisors                                 5

Advisor Compensation                         5

Portfolio Managers                           5

OTHER INFORMATION                            6
- - - - - - - - - - - - - - - - - - - - - - - -

Dividends and Distributions                  6

Suitability for Investors                    6

FINANCIAL HIGHLIGHTS                         7
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      9
- - - - - - - - - - - - - - - - - - - - - - - -

Purchasing Shares                            9

Redeeming Shares                             9

Pricing of Shares                           10

Taxes                                       10

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                 ----------------------------------------------
                 AIM CHARTER - CONSTELLATION - WEINGARTEN FUNDS
                 ----------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

AIM CHARTER FUND (CHARTER)

The fund's primary investment objective is growth of capital with a secondary objective of current income. The fund's investment objectives may be changed by the fund's Board of Directors without shareholder approval.


  The fund seeks to meet these objectives by investing at least 65% of its net assets in stocks the fund's portfolio managers believe have the potential for above-average growth in revenues and earnings and at least 80% of its net assets in securities that generate income. The fund's portfolio managers sell a particular security when they believe the security no longer has that potential or the capacity to generate income.


  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

AIM CONSTELLATION FUND (CONSTELLATION)

The fund's investment objective is growth of capital. The fund's investment objective may be changed by the fund's Board of Directors without shareholder approval.


  The fund seeks to meet this objective by investing principally in common stocks of medium- and small-sized growth companies. The fund's portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The fund's portfolio managers usually sell a particular security when any of those factors materially changes.


AIM WEINGARTEN FUND (WEINGARTEN)


The fund's investment objective is to seek growth of capital primarily by investing in common stocks of seasoned and better-capitalized companies. The investment objective may be changed by the fund's Board of Directors without shareholder approval.


  The fund's portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The fund's portfolio managers usually sell a particular security when any of those factors materially changes.


ALL FUNDS



Each fund may also invest up to 20% of its total assets in foreign securities.



  In anticipation of or in response to adverse market conditions or for cash management purposes, each of the funds may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, a fund may not achieve its investment objective.



PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund(s) and that the income you may receive from your investment in Charter may vary. The value of your investment in a fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for a fund to sell securities at a desirable price.


  The values of the convertible securities in which Charter may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.


  The value of your shares could be adversely affected if the computer systems used by the funds' investment advisor and the funds' other service providers are unable to distinguish the year 2000 from the year 1900.



  The funds' investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the funds invest.



  An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                 ----------------------------------------------
                 AIM CHARTER - CONSTELLATION - WEINGARTEN FUNDS
                 ----------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance is not necessarily an indication of its future performance.


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------



The following bar charts show changes in the performance of each fund's Institutional Class shares from year to year.



CHARTER--INSTITUTIONAL CLASS


                                    [GRAPH]

                                              Annual
Year Ended                                    Total
December 31                                   Return
-----------                                   ------
1992 .......................................   1.48%
1993 .......................................   9.81%
1994 .......................................  -3.84%
1995 .......................................  36.13%
1996 .......................................  20.29%
1997 .......................................  25.18%
1998 .......................................  27.82%



CONSTELLATION--INSTITUTIONAL CLASS


                                    [GRAPH]


                                              Annual
Year Ended                                    Total
December 31                                   Return
-----------                                   ------
1993 .......................................  17.65%
1994 .......................................   1.80%
1995 .......................................  36.16%
1996 .......................................  16.83%
1997 .......................................  13.45%
1998 .......................................  19.41%

                 ----------------------------------------------
                 AIM CHARTER - CONSTELLATION - WEINGARTEN FUNDS
                 ----------------------------------------------


PERFORMANCE INFORMATION (Continued)
--------------------------------------------------------------------------------

WEINGARTEN--INSTITUTIONAL CLASS


                                    [GRAPH]


                                              ANNUAL
YEAR ENDED                                    TOTAL
DECEMBER 31                                   RETURN
-----------                                   ------
1992 .......................................  -1.07%
1993 .......................................   1.91%
1994 .......................................   0.13%
1995 .......................................  35.43%
1996 .......................................  18.24%
1997 .......................................  26.48%
1998 .......................................  33.58%



  During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:


                                                  HIGHEST QUARTERLY RETURN     LOWEST QUARTERLY RETURN
                      FUND                             (QUARTER ENDED)             (QUARTER ENDED)
-------------------------------------------------------------------------------------------------------
Charter--Institutional Class                       26.70% - (12/31/98)         -11.85% - (09/30/98)
Constellation--Institutional Class                 24.93% - (12/31/98)         -15.52% - (09/30/98)
Weingarten--Institutional Class                    28.14% - (12/31/98)         -12.11% - (09/30/98)
-------------------------------------------------------------------------------------------------------


PERFORMANCE TABLE


The following performance table compares each fund's performance to that of a broad-based securities market index.



AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - -- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                           SINCE           INCEPTION
December 31, 1998)                               1 YEAR         5 YEARS         INCEPTION           DATE
------------------------------------------------------------------------------------------------------------
Charter--Institutional Class                     27.82%          20.30%           16.86%          07/30/91
S&P 500(1)                                       28.74           24.08            19.70(4)        07/31/91(4)
Constellation--Institutional Class               19.41           17.02            18.54           04/08/92


Russell Midcap--Registered Trademark-- Index(2)  10.09           17.35            17.17(4)        03/31/92(4)
Weingarten--Institutional Class                  33.58           22.05            17.48           10/08/91


Russell 1000--Registered Trademark-- Index(3)    25.12           20.72            17.15(4)        09/30/91(4)
------------------------------------------------------------------------------------------------------------



(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.


(2) The Russell Midcap--Registered Trademark-- Index measures the performance of the lowest 800 companies in the Russell 1000--Registered Trademark-- Index. These companies are considered representative of medium-sized companies.


(3) The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


(4) The average annual total return given is since the date closest to the inception date of the Institutional Class of the fund.

                 ----------------------------------------------
                 AIM CHARTER - CONSTELLATION - WEINGARTEN FUNDS
                 ----------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds:


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)         CHARTER   CONSTELLATION   WEINGARTEN
---------------------------------------------------------------
Maximum Sales
Charge (Load) Imposed
on Purchases (as a
percentage of
offering price)           None         None           None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever
is less)                  None         None           None
---------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)          CHARTER   CONSTELLATION   WEINGARTEN
---------------------------------------------------------------
Management Fees             0.63%        0.63%         0.63%
Distribution and/or
Service (12b-1) Fees        None         None          None
Other Expenses              0.04         0.02          0.04
Total Annual Fund
Operating Expenses          0.67         0.65          0.67
Fee Waivers(1)             (0.01)       (0.02)        (0.05)
Net Expenses                0.66         0.63          0.62
---------------------------------------------------------------



(1) The investment advisor has contractually agreed to waive a portion of its fees.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.


  The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



               1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------
Charter         $67      $211      $368       $822
Constellation    64       202       351        786
Weingarten       63       199       346        774
----------------------------------------------------

                 ----------------------------------------------
                 AIM CHARTER - CONSTELLATION - WEINGARTEN FUNDS
                 ----------------------------------------------


FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS



A I M Advisors, Inc. (the advisor) serves as each fund's investment advisor.
A I M Capital Management, Inc. (the subadvisor), a wholly owned subsidiary of the advisor, is each fund's subadvisor and is responsible for its day-to-day management. Both the advisor and the subadvisor are located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisors supervise all aspects of the funds' operations and provide investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.



  The advisor has acted as an investment advisor since its organization in 1976, and the subadvisor has acted as an investment advisor since 1986. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the funds, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended October 31, 1998, the advisor received compensation of 0.62%, 0.61% and 0.58%, respectively, of Charter's, Constellation's and Weingarten's average daily net assets.


PORTFOLIO MANAGERS


The advisors use a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of each fund's portfolio, all of whom are officers of the subadvisor, are


CHARTER

- Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 1991 and has been associated with the advisor and/or its affiliates since 1987.

- Brant H. DeMuth, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996. From 1992 to 1996, he was Portfolio Manager for Colorado Public Employee's Retirement Association.

CONSTELLATION

- Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.


- Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc.


- David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1990 and has been associated with the advisor and/or its affiliates since 1982.

- Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1990.

WEINGARTEN

- Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 1987 and has been associated with the advisor and/or its affiliates since 1986.


- Monika H. Degan, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995. From 1991 to 1995, she was Senior Financial Analyst for Shell Oil Co. Pension Trust.


- David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1986 and has been associated with the advisor and/or its affiliates since 1982.

                 ----------------------------------------------
                 AIM CHARTER - CONSTELLATION - WEINGARTEN FUNDS
                 ----------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
DIVIDENDS

The funds generally declare and pay dividends, if any, annually, with respect to Constellation and Weingarten, and quarterly, with respect to Charter.
CAPITAL GAINS DISTRIBUTIONS


The funds generally distribute long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.


SUITABILITY FOR INVESTORS


The Institutional Classes of the funds are intended for use by institutions, particularly banks, acting for themselves or in a fiduciary or similar capacity. Shares of the Institutional Classes of the funds are available for collective and common trust funds of banks, banks investing for their own account and banks investing for the account of a public entity (e.g., Taft-Hartley funds, states, cities, or government agencies) that does not pay commissions or distribution fees. Prospective investors should determine if an investment in a fund is consistent with the objectives of an account and with applicable state and federal laws and regulations. Fund Management Company (the distributor) will review each application for purchase of the Institutional Classes and reserves the right to reject any order to purchase based upon a review of the suitability of the investor.



  The Institutional Classes of the funds are designed to be convenient and economical vehicles in which institutions can invest in a portfolio of equity securities. An investment in the funds may relieve the institution of many of the investment and administrative burdens encountered when investing in equity securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

                 ----------------------------------------------
                 AIM CHARTER - CONSTELLATION - WEINGARTEN FUNDS
                 ----------------------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance. Certain information reflects financial results for a single fund share.



  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and distributions).



  This information has been audited by KPMG LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                      CHARTER--INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                                              1998      1997      1996      1995      1994
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 13.48   $ 11.24   $ 10.66   $  8.93   $  9.48
Income from investment operations:
  Net investment income                                         0.18      0.16      0.24      0.23      0.25
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.24      2.91      1.44      2.07     (0.44)
  Total from investment operations                              1.42      3.07      1.68      2.30     (0.19)
Less distributions:
  Dividends from net investment income                         (0.14)    (0.16)    (0.20)    (0.24)    (0.20)
  Distributions from net realized gains                        (1.34)    (0.67)    (0.90)    (0.33)    (0.16)
  Total distributions                                          (1.48)    (0.83)    (1.10)    (0.57)    (0.36)
Net asset value, end of period                               $ 13.42   $ 13.48   $ 11.24   $ 10.66   $  8.93
Total return                                                   11.69%    29.05%    17.29%    27.45%    (2.02)%
--------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                     $43,815   $40,191   $29,591   $25,538   $21,840
Ratio of expenses (exclusive of interest) to average net
  assets(a)                                                     0.66%(b)    0.67%    0.69%    0.74%     0.73%
Ratio of net investment income to average net assets(c)         1.37%(b)    1.21%    2.24%    1.98%     2.76%
Portfolio turnover rate                                          154%      170%      164%      161%      126%
--------------------------------------------------------------------------------------------------------------------
Borrowings for the period:
--------------------------------------------------------------------------------------------------------------------
Amount of debt outstanding at end of period (000s omitted)        --        --        --        --        --
Average amount of debt outstanding during the period (000s
  omitted)(d)                                                $    60        --        --        --        --
Average number of shares outstanding during the period
  (000s omitted)(d)                                            3,239        --        --        --        --
Average amount of debt per share during the period           $0.0184        --        --        --        --
--------------------------------------------------------------------------------------------------------------------



(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.67%, 0.68%, and 0.70% for 1998-1996.


(b) Ratios are based on average net assets of $42,933,721.


(c) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were 1.36%, 1.20%, and 2.23% for 1998-1996.


(d) Averages computed on a daily basis.

                 ----------------------------------------------
                 AIM CHARTER - CONSTELLATION - WEINGARTEN FUNDS
                 ----------------------------------------------


FINANCIAL HIGHLIGHTS (Continued)
--------------------------------------------------------------------------------

                                                                     CONSTELLATION--INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED OCTOBER 31,
                                                               1998       1997       1996       1995      1994
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  30.00   $  26.01   $  24.05   $  18.49   $ 17.13
Income from investment operations:
  Net investment income                                            --       0.02       0.04       0.02      0.03
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.65)      4.86       2.67       6.06      1.33
  Total from investment operations                              (0.65)      4.88       2.71       6.08      1.36
Less distributions:
  Distributions from net realized gains                         (2.10)     (0.89)     (0.75)     (0.52)       --
Net asset value, end of period                               $  27.25   $  30.00   $  26.01   $  24.05   $ 18.49
Total return                                                    (1.85)%    19.42%     11.81%     34.09%     7.94%
------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                     $189,039   $188,109   $293,035   $138,918   $39,847
Ratio of expenses to average net assets(a)                       0.63%(b)     0.65%     0.66%     0.66%     0.69%
Ratio of net investment income (loss) to average net
  assets(c)                                                     (0.01)%(b)     0.06%     0.21%     0.18%    0.36%
Portfolio turnover rate                                            76%        67%        58%        45%       79%
------------------------------------------------------------------------------------------------------------------------



(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.65%, 0.67%, 0.67%, 0.68%, and 0.70% for 1998-1994.


(b) Ratios are based on average net assets of $195,687,140.


(c) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (0.03)%, 0.04%, 0.20%, 0.16% and 0.35% for 1998-1994.



                                                                     WEINGARTEN--INSTITUTIONAL CLASS
                                                             -----------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                                              1998      1997      1996      1995      1994
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 23.05   $ 20.46   $ 20.48   $ 17.94   $ 17.69
Income from investment operations:
  Net investment income                                         0.10      0.08      0.17      0.10      0.17
  Net gains on securities (both realized and unrealized)        2.43      4.90      2.52      4.35      0.58
  Total from investment operations                              2.53      4.98      2.69      4.45      0.75
Less distributions:
  Dividends from net investment income                            --     (0.15)       --     (0.13)    (0.17)
  Distributions from net realized gains                        (3.40)    (2.24)    (2.71)    (1.78)    (0.33)
  Total distributions                                          (3.40)    (2.39)    (2.71)    (1.91)    (0.50)
Net asset value, end of period                               $ 22.18   $ 23.05   $ 20.46   $ 20.48   $ 17.94
Total return                                                   12.79%    27.37%    15.34%    28.69%     4.37%
------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                     $72,884   $62,124   $60,483   $54,332   $40,486
Ratio of expenses to average net assets(a)                      0.62%(b)    0.64%    0.65%    0.70%     0.65%
Ratio of net investment income to average net assets(c)         0.49%(b)    0.50%    0.80%    0.45%     1.00%
Portfolio turnover rate                                          125%      128%      159%      139%      136%
------------------------------------------------------------------------------------------------------------
Borrowings for the period:
------------------------------------------------------------------------------------------------------------
Amount of debt outstanding at end of period (000s omitted)        --        --        --        --        --
Average amount of debt outstanding during the period (000s
  omitted)(d)                                                     --        --        --   $     6        --
Average number of shares outstanding during the period
  (000s omitted)(d)                                            3,126     3,146     2,908     2,526     2,256
Average amount of debt per share during the period                --        --        --   $0.0024        --
------------------------------------------------------------------------------------------------------------



(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.67%, 0.68%, 0.68%, 0.72%, and 0.68% for 1998-1994.


(b) Ratios are based on average net assets of $69,647,808.


(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursement were 0.44%, 0.46%, 0.77%, 0.43% and 0.98% for 1998-1994.


(d) Averages computed on a daily basis.

                 ----------------------------------------------
                 AIM CHARTER - CONSTELLATION - WEINGARTEN FUNDS
                 ----------------------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING SHARES

The minimum initial investment in any of the funds is $100,000. No minimum amount is required for subsequent investments in a fund nor are minimum balances required.


  Shares of the Institutional Class of each fund are sold on a continuing basis at their respective net asset values. Although no sales charge is imposed in connection with the purchase of shares, banks or other financial institutions may charge a recordkeeping, account maintenance or other fee to their customers, and beneficial holders of shares of the funds should consult with such institutions to obtain a schedule of such fees. Institutions may be requested to maintain separate master accounts in each fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institutions acts in some other capacity. An institution's master accounts and subaccounts with a fund may be aggregated for the purpose of the minimum investment requirement. Prior to the initial purchase of shares, an account application must be completed and sent to Fund Management Company (the distributor) at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. An account application may be obtained from the distributor.



  In order to be accepted for execution, purchase orders must be submitted in proper form and received during the hours the New York Stock Exchange (NYSE) is open for business and such orders will be confirmed at the net asset value determined as of the close of that day (trade date). Subsequent purchases of shares of the funds may also be made via AIM LINK Remote, a personal computer application software product.


  Payments for shares purchased must be in the form of federal funds or other funds immediately available to the funds and must be made on the "settlement date" which shall be the next business day of the funds following the trade date. Federal Reserve wires should be sent as early as possible on the settlement date in order to facilitate crediting to the shareholder's account. Any funds received in respect of an order which is not accepted by a fund and any funds received for which an order has not been received will be returned to the sending institution. An order to purchase shares must specify which fund is being purchased, otherwise any funds received will be returned to the sending institution.

REDEEMING SHARES

TIMING OF REDEMPTIONS


You can redeem shares during the hours the NYSE is open for business. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.


  A shareholder may redeem any or all of its shares at the net asset value next determined after receipt of the redemption request in proper form by the applicable fund. Redemption requests with respect to shares for which certificates have not been issued are normally made by calling the distributor.


  Shareholders may request a redemption by telephone. The transfer agent and the distributor will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the account application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmation promptly after the transaction. Redemption of shares of the funds may also be made via AIM LINK Remote.


TIMING AND METHOD OF PAYMENT


If a redemption request is received during the hours the NYSE is open for business, the redemption will be effected at the net asset value determined as of the close of that day (the redemption date).


  Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application, but may be remitted by check upon request by a shareholder. The proceeds of a redemption request will be wired on the next business day following the redemption date.

  Payment for shares redeemed by mail and payment for telephone redemptions in amounts under $1,000 may, at the option of a fund, be made by check mailed within seven days after receipt of the redemption request in proper form. A fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

REDEMPTIONS BY THE FUNDS


If a fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the fund may, at its discretion, redeem the account and distribute the proceeds to you.


  The Board of Directors may redeem shares if it determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholder of such fund.


-------------------------------------------------------------------------------
 EACH OF THE FUNDS AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, EACH FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.
--------------------------------------------------------------------------------

                 ----------------------------------------------
                 AIM CHARTER - CONSTELLATION - WEINGARTEN FUNDS
                 ----------------------------------------------


SHAREHOLDER INFORMATION (Continued)
--------------------------------------------------------------------------------

PRICING OF SHARES


Each of the funds prices its shares based on its net asset value. The funds value portfolio securities for which market quotations are readily available at market value. The funds value short-term investments maturing within 60 days at amortized cost, which approximates market value.


The funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors of the funds. The effect of using fair value pricing is that a fund's net asset value will be subject to the judgment of the Board of Directors or its designee instead of being determined by the market. Because some of the funds may invest in securities that are primarily listed on foreign exchanges, the value of those fund's shares may change on days when you will not be able to purchase or redeem shares.


  Each fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. The funds price purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form.

TAXES


In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different rates of tax apply to ordinary income and long-term capital gain distributions. Every year, information showing the amount of dividends and distributions you received from each fund during the prior year will be sent to you.


  Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                 ----------------------------------------------
                 AIM CHARTER - CONSTELLATION - WEINGARTEN FUNDS
                 ----------------------------------------------


OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the funds and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about each fund's investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


  If you have questions about these funds, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of a fund's current SAI or annual or semiannual reports, please contact us


---------------------------------------------------------


BY MAIL:                     Fund Management Company
                             11 Greenway Plaza, Suite
                             100
                             Houston, TX 77046-1173
BY TELEPHONE:                (800) 659-1005
BY E-MAIL:                   general@aimfunds.com
ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)


---------------------------------------------------------


You also can obtain copies of a fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.


AIM Charter Fund, AIM Constellation Fund, AIM Weingarten Fund
SEC 1940 Act file number: 811-1424


[AIM LOGO APPEARS HERE]       www.aimfunds.com          INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION





                            INSTITUTIONAL CLASSES OF

                                AIM CHARTER FUND

                             AIM CONSTELLATION FUND

                               AIM WEINGARTEN FUND




                              (SERIES PORTFOLIOS OF
                             AIM EQUITY FUNDS, INC.)


                                11 GREENWAY PLAZA
                                    SUITE 100
                             HOUSTON, TX 77046-1173
                                 (713) 626-1919

                             ---------------------

          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS
                    AND IT SHOULD BE READ IN CONJUNCTION WITH
                     A PROSPECTUS OF THE ABOVE-NAMED FUNDS,
                 A COPY OF WHICH MAY BE OBTAINED FREE OF CHARGE
                      FROM AUTHORIZED DEALERS OR BY WRITING
                             FUND MANAGEMENT COMPANY
                          11 GREENWAY PLAZA, SUITE 100
                             HOUSTON, TX 77046-1173
                          OR BY CALLING (800) 659-1005.

                             ---------------------

             STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 1999
                         PROSPECTUS DATED MARCH 1, 1999

                                TABLE OF CONTENTS

                                                                                                                               PAGE

INTRODUCTION......................................................................................................................1

GENERAL INFORMATION ABOUT THE FUNDS...............................................................................................1
         The Company and Its Shares...............................................................................................1

PERFORMANCE.......................................................................................................................2
         Total Return Calculations................................................................................................3
         Yield Quotations.........................................................................................................3
         Historical Portfolio Results.............................................................................................3

PORTFOLIO TRANSACTIONS AND BROKERAGE..............................................................................................4
         General Brokerage Policy.................................................................................................4
         Allocation of Portfolio Transactions.....................................................................................5
         Section 28(e) Standards..................................................................................................5
         Transactions with Regular Brokers........................................................................................6
         Brokerage Commissions Paid...............................................................................................6
         Portfolio Turnover.......................................................................................................7

INVESTMENT STRATEGIES AND RISKS...................................................................................................7
         Real Estate Investment Trusts............................................................................................8
         Foreign Securities.......................................................................................................9
         Foreign Exchange Transactions...........................................................................................10
         Illiquid Securities.....................................................................................................10
         Rule 144A Securities....................................................................................................10
         Lending of Portfolio Securities.........................................................................................11
         Repurchase Agreements...................................................................................................11
         Reverse Repurchase Agreements...........................................................................................12
         Special Situations......................................................................................................12
         Short Sales.............................................................................................................12
         Warrants ...............................................................................................................12
         Options  ...............................................................................................................12
         Combined Option Positions...............................................................................................13
         Options on Securities Indexes...........................................................................................14
         Futures Contracts.......................................................................................................14
                  Stock Index Futures Contracts..................................................................................15
         Risks as to Futures Contracts and Related Options.......................................................................15
         Securities Issued on a When-Issued or Delayed Delivery Basis............................................................16
         Investment in Unseasoned Issuers........................................................................................16
         Investment in Other Investment Companies................................................................................16

INVESTMENT RESTRICTIONS..........................................................................................................16
         Charter  ...............................................................................................................17
         Constellation...........................................................................................................18
         Weingarten..............................................................................................................19

MANAGEMENT........................................................................................................................19
         Directors and Officers...................................................................................................20
                  Remuneration of Directors.......................................................................................23
                  AIM Funds Retirement Plan for Eligible Directors/Trustees.......................................................24
                  Deferred Compensation Agreements................................................................................25
         Investment Advisory, Administrative Services and Sub-Advisory Agreements.................................................25

THE DISTRIBUTOR...................................................................................................................28

HOW TO PURCHASE AND REDEEM SHARES.................................................................................................29

NET ASSET VALUE DETERMINATION.....................................................................................................29

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS..........................................................................................30
         Reinvestment of Dividends and Distributions..............................................................................30
         Tax Matters..............................................................................................................30
         Qualification as a Regulated Investment Company..........................................................................31
         Determination of Taxable Income of a Regulated Investment Company........................................................31
         Excise Tax on Regulated Investment Companies.............................................................................32
         Fund Distributions.......................................................................................................33
         Sale or Redemption of Shares.............................................................................................35
         Foreign Shareholders.....................................................................................................35
         Effect of Future Legislation; Local Tax Considerations...................................................................35

SHAREHOLDER INFORMATION...........................................................................................................36

MISCELLANEOUS INFORMATION.........................................................................................................37
         Charges for Certain Account Information..................................................................................37
         Audit Reports............................................................................................................37
         Legal Matters............................................................................................................37
         Custodian and Transfer Agent.............................................................................................37
         Principal Holders of Securities..........................................................................................37
         Other Information........................................................................................................43

APPENDIX .........................................................................................................................44
         Description of Commercial Paper Ratings..................................................................................44
         Description of Corporate Bond Ratings....................................................................................44

FINANCIAL STATEMENTS..............................................................................................................FS

                                  INTRODUCTION


         AIM Equity Funds, Inc. (the "Company") is a series mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in a Prospectus dated March 1, 1999 (the "Prospectus"), which relates to the Institutional Classes of the following portfolios of the Company. AIM Charter Fund ("Charter"), AIM Constellation Fund ("Constellation") and AIM Weingarten Fund ("Weingarten") (individually a "Fund" and collectively, the "Funds"). Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling (800) 659-1005. Investors must receive a Prospectus before they invest.


         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges described under its rules and regulations.


                       GENERAL INFORMATION ABOUT THE FUNDS

THE COMPANY AND ITS SHARES

         The Company was organized in 1988 as a Maryland corporation, and is registered with the SEC as a diversified open-end series management investment company. The Company currently consists of seven separate portfolios: AIM Aggressive Growth Fund ("Aggressive Growth"), AIM Blue Chip Fund ("Blue Chip"), AIM Capital Development Fund ("Capital Development"), Charter, Constellation, AIM Large Cap Growth Fund ("Large Cap"), and Weingarten (each a "Fund" and collectively, the "Funds"). Charter, Weingarten and Constellation each have four separate classes: Class A, Class B and Class C and an Institutional Class. Aggressive Growth, Blue Chip, Capital Development, and Large Cap each have three classes of shares: Class A, Class B and Class C shares. Class A shares (sold with a front-end sales charge) and Class B and Class C shares (each sold with a contingent deferred sales charge) of the Funds are also referred to as the Retail Classes. Prior to October 15, 1993, Aggressive Growth was a portfolio of AIM Funds Group ("AFG"), a Massachusetts business trust. Pursuant to an Agreement and Plan of Reorganization between AFG and the Company, Aggressive Growth was redomesticated as a portfolio of the Company. Blue Chip acquired the investment portfolio of Baird Blue Chip Fund, Inc. (the "BBC Fund"), a registered management investment company, on June 3, 1996, in a corporate reorganization. Capital Development acquired substantially all of the assets of Baird Capital Development Fund, Inc., a registered management investment company, on August 12, 1996 in a corporate reorganization.

         This Statement of Additional Information relates solely to the Institutional Classes of the Funds.

         The term "majority of the outstanding shares" of the Company, of a particular Fund or of a particular class of a Fund means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Company, such Fund or such class present at a meeting of the Company's shareholders, if the holders of more than 50% of the outstanding shares of the Company, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Company, such Fund or such class.

         Shares of the Retail Class and the Institutional Class of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Company's Board of Directors with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the different classes of shares, where applicable, of a Fund. However, on matters affecting one portfolio of the Company or one class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but which requires a separate vote of another portfolio or class. An example of a matter which would be voted on separately by shareholders of a portfolio is the approval of an advisory agreement, and an example of a matter which would be voted on separately by shareholders of a class of shares is approval of a distribution plan.

         Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of directors may elect all of the members of the Board of Directors of the Company. In such event, the remaining holders cannot elect any directors of the Company.

         Under Maryland law and the Company's By-Laws, the Company need not hold an annual meeting of shareholders unless a meeting is required under the Investment Company Act of 1940, as amended, (the "1940 Act") to elect directors. Shareholders may remove directors from office, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Company's outstanding shares.


                                   PERFORMANCE

         Each Fund's performance may be quoted in advertising in terms of yield or total return.

         The total return shows the overall change in value of a Fund's Institutional Class, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested and that all expenses are deducted. A cumulative total return reflects the performance of a Fund's Institutional Class over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance of a Fund's Institutional Class had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN A FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gain or loss.

         Yield is computed in accordance with the standardized formula described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of a Fund's investments, the Fund's maturity and the Fund's operating expense ratio.


         From time to time and in its discretion, A I M Advisors, Inc. ("AIM") or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. The waiver may not be terminated without the approval of the Fund's Board of Directors. Such a practice will have the effect of increasing that Fund's yield and total return. The performance of the Institutional Class of each Fund will vary from time to time and past results are not necessarily indicative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in a Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in any Fund.

         Additional performance information is contained in the Company's Annual Report to Shareholders, which is available upon request without charge.

TOTAL RETURN CALCULATIONS

         Total returns quoted in advertising reflect all aspects of the applicable Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in such Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a particular Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of such Fund.

         In addition to average annual returns, the Institutional Class of each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph or similar illustration.

YIELD QUOTATIONS

         The standard formula for calculating yield is as follows:

                                                   6
                      YIELD = 2[((a-b)/(c x d) + 1) -1]

Where a = dividends and interest earned during a stated 30-day period. For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date. Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).

      b = expense accrued during period (net of reimbursement).

      c = the average daily number of shares outstanding during the period.

      d = the maximum offering price per share on the last day of the period.

HISTORICAL PORTFOLIO RESULTS


         The average return of the Institutional Class of Charter was 11.69% for the fiscal year ended October 31, 1998. The cumulative return of the Institutional Class of Charter was 172.17% for the period of July 30, 1991 (date operations commenced) through October 31, 1998. The average return of the Institutional Class of Constellation was -1.85% for the fiscal year ended October 31, 1998. The cumulative return of the Institutional Class of Constellation was 164.38% for the period of April 8, 1992 (date operations commenced) through October 31, 1998. The average return of the Institutional Class of Weingarten was 12.79% for the fiscal year ended October 31, 1998. The cumulative return of the Institutional Class of Weingarten was 163.43% for the period of October 8, 1991 (date operations commenced) through October 31, 1998.



         The performance data listed above is not necessarily indicative of the future performance of any of the funds.


         Each Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Analytical Services, Inc. and other independent services which monitor the performance of mutual funds. The Funds may also advertise mutual fund performance rankings which have been assigned to each respective Fund by such monitoring services.

         Each Fund's performance may also be compared in advertising and other materials to the performance of comparative benchmarks such as the Consumer Price Index ("CPI"), the Russell--Registered Trademark-- indices, the Standard & Poor's 500 Stock Index, and fixed-price investments such as bank certificates of deposit and/or savings accounts.

         The CPI, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services. Standard & Poor's 500 Stock Index is a group of unmanaged securities widely regarded by investors as representative of the stock market in general. Comparisons assume the reinvestment of dividends. Fixed price investments, such as bank certificates of deposits and savings accounts, are generally backed by federal agencies for up to $100,000.

         Each Fund's advertising may from time to time include discussions of general economic conditions and interest rates. In addition, each Fund's long-term performance may be described in advertising in relation to historical, political and/or economic events. Each Fund's advertising may also include references to the use of the Fund as part of an individual's overall retirement investment program.

         From time to time, Fund sales literature and/or advertisements may disclose (i) top holdings included in the Fund's portfolio, (ii) certain selling group members, and/or (iii) certain institutional shareholders.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. These topics include, but are not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. In such transactions, a Fund deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. ("AIM Capital") (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

         AIM will seek, whenever possible, to recapture for the benefit of a Fund any commissions, fees, brokerage or similar payments paid by the Fund on portfolio transactions. Normally, the only fees which AIM can recapture are the soliciting dealer fees on the tender of a Fund's portfolio securities in a tender or exchange offer.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund provided the Funds follow procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Company. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage several other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

SECTION 28(e) STANDARDS

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally or in written form. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

TRANSACTIONS WITH REGULAR BROKERS


         As of October 31, 1998, Charter held an amount of common stock issued by Merrill Lynch & Co. having a market value of $41,475,000 and common stock issued by Morgan Stanley, Dean Witter, Discover & Co. having a market value of $ 42,087,500.


BROKERAGE COMMISSIONS PAID


         For the fiscal years ended October 31, 1998, 1997 and 1996, Charter paid brokerage commissions of $15,567,811, $12,073,633 and $9,213,125, respectively. For the fiscal year ended October 31, 1998, AIM allocated certain of Charter's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $ 738,229,694 and the related brokerage commissions were $844,218.



         For the fiscal years ended October 31, 1998, 1997 and 1996, Constellation paid brokerage commissions of $25,285,665, $16,928,988 and $13,032,299, respectively. For the fiscal year ended October 31, 1998, AIM allocated certain of Constellation's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $1,798,503,544 and the related brokerage commissions were $2,714,083.



         For the fiscal years ended October 31, 1998, 1997 and 1996, Weingarten paid brokerage commissions of $19,810,852, $17,413,682 and $21,795,437, respectively. For the fiscal year ended October 31, 1998, AIM allocated certain of Weingarten's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $1,115,120,365 and the related brokerage commissions were $1,262,948.

PORTFOLIO TURNOVER

         The portfolio turnover rate of each Fund is shown under "Financial Highlights" in the Prospectus. Higher portfolio turnover increases transaction costs to the Fund.


                         INVESTMENT STRATEGIES AND RISKS

         The following discussion of investment policies supplements the discussion of the investment objectives and policies set forth in the Prospectus under the heading "Investment Objectives and Strategies" and "Principal Risks of Investing in the Funds."

         Each of the Funds may invest, for temporary or defensive purposes, all or substantially all of their assets in investment grade (high quality) corporate bonds, commercial paper, or U.S. Government obligations. In addition, a portion of each Fund's assets may be held, from time to time, in cash, repurchase agreements or other short-term debt securities when such positions are deemed advisable in light of economic or market conditions. For a description of the various rating categories of corporate bonds and commercial paper in which the Funds may invest, see the Appendix to this Statement of Additional Information.

         COMMON STOCKS -- The Funds will invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stocks are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCKS -- The Funds may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

         CONVERTIBLE SECURITIES -- The Funds may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. Although each Fund will only purchase convertible securities that AIM considers to have adequate protection parameters, including an adequate capacity to pay interest and repay principal in a timely manner, it invests without regard to corporate bond ratings.

         CORPORATE DEBT SECURITIES -- The Funds may invest in corporate debt securities. Corporations issue debt securities of various types, including bonds and debentures (which are long-term), notes (which may be short- or long-term), bankers acceptances (indirectly secured borrowings to facilitate commercial transactions) and commercial paper (short-term unsecured notes). These securities typically provide for periodic payments

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of interest, at a rate which may be fixed or adjustable, with payment of principal upon maturity and are generally not secured by assets of the issuer or otherwise guaranteed. The values of fixed rate income securities tend to vary inversely with changes in interest rates, with longer-term securities generally being more volatile than shorter-term securities. Corporate securities frequently are subject to call provisions that entitle the issuer to repurchase such securities at a predetermined price prior to their stated maturity. In the event that a security is called during a period of declining interest rates, the Fund may be required to reinvest the proceeds in securities having a lower yield. In addition, in the event that a security was purchased at a premium over the call price, a Fund will experience a capital loss if the security is called. Adjustable rate corporate debt securities may have interest rate caps and floors.


         Securities rated in the four highest long-term rating categories by Standard and Poor's Ratings Services ("S&P") and Moody's Investors Service ("Moody's") are considered to be "investment grade." S&P's fourth highest long-term rating category is "BBB", with BBB- being the lowest investment grade rating. Moody's fourth highest long-term rating category is "Baa", with Baa3 being the lowest investment grade rating. Publications of S&P indicate that it assigns securities to the "BBB" rating category when such securities are "regarded as having an adequate capacity to pay interest and repay principal. Such securities normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay," whereas securities rated AAA by S&P are regarded as having "capacity to pay interest and repay principal [that] is extremely strong." Publications of Moody's indicate that it assigns securities to the "Baa rating category when such securities are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well," whereas securities rated Aaa by Moody's "are judged to be of the best quality" and "carry the smallest degree of investment risk."


         U.S. GOVERNMENT SECURITIES -- The Funds may invest in securities issued or guaranteed by the United States government or its agencies or instrumentalities. These include Treasury securities (bills, notes, bonds and other debt securities) which differ only in their interest rates, maturities and times of issuance. U.S. Government agency and instrumentality securities include securities which are supported by the full faith and credit of the U.S., securities that are supported by the right of the agency to borrow from the U.S. Treasury, securities that are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality and securities that are supported only by the credit of such agencies. While the U.S. Government may provide financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. The values of such securities fluctuate inversely to interest rates.

REAL ESTATE INVESTMENT TRUSTS ("REITs")

         To the extent consistent with their respective investment objectives and policies, the Funds may invest in equity and/or debt securities issued by REITs. Such investments will not exceed 25% of the total assets of any of the Funds.

         REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

         To the extent that a Fund has the ability to invest in REITs, such Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic condition, adverse change in the climate for real estate, environmental liability risks, increases in property taxes and operating expense, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

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         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

FOREIGN SECURITIES

         To the extent consistent with their respective investment objectives, each of the Funds may invest in foreign securities. Each of Charter, Constellation and Weingarten may invest up to 20% of its total assets in foreign securities. For purposes of computing such limitation American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other securities representing underlying securities of foreign issuers are treated as foreign securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

         To the extent a Fund invests in securities denominated in foreign currencies, each Fund bears the risk of changes in the exchange rates between U.S. currency and the foreign currency, as well as the availability and status of foreign securities markets. These securities will be marketable equity securities (including common and preferred stock, depositary receipts for stock and fixed income or equity securities exchangeable for or convertible into stock) of foreign companies which generally are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. Each of the Funds may also invest in foreign securities listed on recognized U.S. securities exchanges or traded in the U.S. over-the-counter market. Such foreign securities may be issued by foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. As compared to investment in the securities markets of developed countries, investment in the securities markets of developing countries involves exposure to markets that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable.

         Investments by a Fund in foreign securities, whether denominated in U.S. currencies or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks as set forth below.


         Currency Risk. The value of each Fund's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.



         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain established a common European currency known as the "euro" and each members' local currency became a denomination of the euro. It is anticipated that each participating country will replace its local currency with the euro on July 1, 2002.



         Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with the


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



euro. The anticipated replacement of existing currencies with the euro on July 1, 2002 could cause market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by the Fund.


         Political and Economic Risk. The economies of many of the countries in which the Funds may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of each Fund's investments.

         Regulatory Risk. Foreign companies are not registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

FOREIGN EXCHANGE TRANSACTIONS

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest either for the settlement of transactions or as a hedge against possible variations in the foreign exchange rates between those currencies. This may be accomplished through direct purchases or sales of foreign currency, purchases of futures contracts with respect to foreign currency (and options thereon), and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange-traded futures contracts. The Fund may purchase and sell options on futures contracts or forward contracts which are denominated in a particular foreign currency to hedge the risk of fluctuations in the value of another currency. The Fund's dealings in foreign exchange may involve specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. The Fund will not speculate in foreign exchange, nor commit a larger percentage of its total assets to foreign exchange hedges than the percentage of its total assets that it could invest in foreign securities.

ILLIQUID SECURITIES

         None of the Funds will invest more than 15% of their net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.

RULE 144A SECURITIES

         The Funds may purchase privately placed securities that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as a Fund, to trade in securities that have not been registered under the 1933 Act. AIM, under

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


the supervision of the Company's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 15% of its assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

LENDING OF PORTFOLIO SECURITIES


         For the purpose of realizing additional income, the Funds may each make secured loans of portfolio securities amounting to not more than 33-1/3% of its total assets. Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under the Fund's investment program. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.


REPURCHASE AGREEMENTS

         The Funds may each enter into repurchase agreements. A repurchase agreement is an instrument under which a Fund acquires ownership of a debt security and the seller (usually a broker or bank) agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of bankruptcy or other default of a seller of a repurchase agreement, the Fund may experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (b) a possible subnormal level of income and lack of access to income during this period; and
(c) expenses of enforcing its rights. A repurchase agreement is collateralized by the security acquired by the Fund and its value is marked to market daily in order to minimize the Fund's risk. Repurchase agreements usually are for short periods, such as one or two days, but may be entered into for longer periods of time. Repurchase agreements are not included in each Fund's restrictions on lending. Repurchase agreements are considered to be loans by each Fund under the 1940 Act.

         Charter may enter into repurchase agreements (at any time, up to 50% of its net assets), using only U.S. Government securities, for the sole purpose of increasing its yield on idle cash. Charter will not invest in a repurchase agreement of more than seven days' duration if, as a result of that investment, the amount of repurchase agreements of more than seven days' duration and other illiquid assets would exceed 15% of its assets.

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REVERSE REPURCHASE AGREEMENTS

         Consistent with Charter's policy on borrowings, Charter may invest in reverse repurchase agreements with banks, which involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. The Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Fund will segregate liquid securities having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered borrowings by the Fund under the 1940 Act.

SPECIAL SITUATIONS

         Although Constellation does not currently intend to do so, it may invest in "special situations." A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

SHORT SALES

         Although Constellation and Weingarten do not currently intend to do so, they may each enter into short sales transactions. Neither Constellation nor Weingarten will make short sales of securities nor maintain a short position unless at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by each of Constellation and Weingarten for the purpose of deferring recognition of gain or loss for federal income tax purposes. In no event may more than 10% of the value of either Fund's net assets be deposited or pledged as collateral for such sales at any time.

WARRANTS

         The Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

OPTIONS

         The purpose of put and covered call option transactions is to hedge against changes in the market value of a Fund's portfolio securities caused by fluctuating interest rates, fluctuating currency exchange rates and changing market conditions, and to close out or offset existing positions in such options or futures

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


contracts as described below. Each of the Funds is authorized to write (sell) covered call options on the securities in which it may invest, but only if such options are covered and remain covered as long as the Fund is obligated as a writer of the option (seller), and to enter into closing purchase transactions with respect to such options. A call option is "covered" if the Fund owns or has the right to acquire the underlying security subject to the call. Writing a call option obligates a Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Fund receives an option premium from the purchaser of the call option. If a "covered" call option expires unexercised, the writer receives a gain equal to the option premium received. If the option is exercised, the writer realizes either a gain or loss from the sale or purchase of the underlying security with the proceeds to the writer being increased by the amount of the premium. Prior to its expiration, a call option may be closed out by means of a purchase of an identical option. Any gain or loss from such transaction will depend on whether the amount paid is more or less than the premium received for the option plus related transaction costs. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

         Charter and Weingarten may purchase put options, which gives the Fund the right, but not the obligation, to sell the option's underlying security at a fixed strike price. A put purchased by the Fund constitutes a hedge against a decline in the price of a security owned by the Fund. It may be sold at a profit or loss depending upon changes in the price of the underlying security. It may be exercised at a profit provided that the amount of the decline in the price of the underlying security below the exercise price during the option period exceeds the option premium, or it may expire without value. A call constitutes a hedge against an increase in the price of a security which the Fund has sold short, it may be sold at a profit or loss depending upon changes in the price of the underlying security, it may be exercised at a profit provided that the amount of the increase in the price of the underlying security over the exercise price during the option period exceeds the option premium, or it may expire without value. The maximum loss exposure involved in the purchase of an option is the cost of the option contract.

         Options are subject to certain risks, including the risk of imperfect correlation between the option and a Fund's other investments and the risk that there might not be a liquid secondary market for the option when the Fund seeks to hedge against adverse market movement. In general, options whose strike prices are close to their underlying securities' current values will have the highest trading volume, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile.

         The investment policies of the Funds permit the writing of covered call options on securities comprising no more than 25% of the value of each Fund's net assets. The investment policies of Charter and Weingarten permit the purchase of puts on securities comprising no more than 25% of the value of each Fund's net assets. Each Fund's policies with respect to the writing of call options or the purchase of put options may be changed by the Company's Board of Directors, without shareholder approval.

         The Funds do not intend to engage in such transactions for speculative purposes and will engage in such transactions only for hedging purposes and only when the benefits to be gained outweigh the costs of entering into such transactions.

COMBINED OPTION POSITIONS

         Each Fund, for hedging purposes, may purchase and write options in combination with each other to adjust the risk and return characteristics of the Fund's overall position. For example, the Fund may purchase a put option and write a covered call option on the same underlying instrument, in order to construct a combined position. This technique, called a "collar," enables the Fund to offset the cost of purchasing a put option with the premium received from writing the call option. However, by selling the call option, the Fund gives up the ability for potentially unlimited profit from the stock appreciation. Another possible combined

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position would involve writing a covered call option at one strike price and buying a call option at a higher price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


OPTIONS ON SECURITIES INDEXES



         Each of the Funds may purchase put options or write call options on securities indexes for the purpose of providing a partial hedge against a decline in the value of its portfolio securities. The premium paid for a put option plus any transaction costs for a put or call option will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option. Unless the level of the securities index changes by an amount in excess of the premium paid, the put option may expire without value to the Fund.



         Options are subject to certain risks, including the risk of imperfect correlation between the value of the option and the Fund's other investments and the risk that there may not be a liquid secondary market for the option when the Fund seeks to hedge against adverse market movements. This may cause the Fund to lose the entire premium on purchased options or reduce its ability to effect closing transactions at favorable prices.


FUTURES CONTRACTS

         Each of the Funds may purchase and sell futures contracts in order to hedge the value of its portfolio against changes in market conditions. In cases of purchases of futures contracts, an amount of liquid assets, equal to the cost of the futures contracts (less any related margin deposits), will be segregated to collateralize the position and ensure that the use of such futures contracts is unleveraged. Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with its custodian for the account of the broker a stated amount, as called for by the particular contract, of cash or U.S. Treasury bills. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker will be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when a Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment with respect to that increase in value. Conversely, where a Fund has purchased a stock index futures contract and the price of the underlying stock index has declined, that position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Variation margin payments would be made in a similar fashion when a Fund has purchased an interest rate futures contract. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or gain.


         No Fund may purchase or sell futures contracts, or purchase or sell options on securities indexes if, immediately thereafter, the sum of the amount of initial margin deposits and premiums on open positions with respect to futures contracts, related options and options on securities indexes would not exceed 5% of the market value of the Fund's total assets.

         A description of the various types of futures contracts that may be utilized by the Funds is as follows:

Stock Index Futures Contracts


         A stock index assigns relative values to the common stocks included in the index and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Currently, stock index futures contracts can be purchased or sold primarily with respect to broad based stock indices such as the Standard & Poor's 500 Stock Index, the New York Stock Exchange Composite Index, the American Stock Exchange Major Market Index, the NASDAQ -- 100 Stock Index and the Value Line Stock Index. The stock indices listed above consist of a spectrum of stocks not limited to any one industry such as utility stocks. Utility stocks, at most, would be expected to comprise a minority of the stocks comprising the portfolio of the index. Charter, Constellation and Weingarten will only enter into domestic stock index futures. The Funds will only enter into stock index futures contracts in order to hedge the value of its portfolio against changes in market conditions. When a Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract affords a hedge against not participating in such advance. Conversely, in anticipation of or in a general market or market sector decline that adversely affects the market values of a Fund's portfolio of securities, the Fund may sell stock index futures contracts. Generally, a Fund may elect to close a position in a futures contract by taking an opposite position which will operate to terminate such Fund's position in the futures contract.


         There are risks associated with investments in stock index futures contracts. During certain market conditions, purchases and sales of futures contracts may not completely offset a decline or rise in the value of a Fund's portfolio. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of a Fund's portfolio may differ substantially from the changes anticipated by the Fund when hedged positions were established, and unanticipated price movements in a futures contract may result in a loss substantially greater than a Fund's initial investment in such contract. Successful use of futures contracts is dependent upon AIM's ability to predict correctly movements in the direction of the applicable markets. No assurance can be given that AIM's judgment in this respect will be correct.


FOREIGN CURRENCY FUTURES CONTRACTS



         With respect to each of the Funds, futures contracts may also be used to hedge the risk of changes in the exchange rate of foreign currencies.


RISKS AS TO FUTURES CONTRACTS AND RELATED OPTIONS

         There are several risks in connection with the use of futures contracts as hedging devices. One risk arises because of the imperfect correlation between movements in the price of hedging instruments and movements in the price of the stock, debt security or foreign currency which are the subject of the hedge. If the price of a hedging instrument moves less than the price of the stock, debt security or foreign currency which is the subject of the hedge, the hedge will not be fully effective. If the price of a hedging instrument moves more than the price of the stock, debt security or foreign currency, a Fund will experience either a loss or gain on the hedging instrument which will not be completely offset by movements in the price of the stock, debt security or foreign currency which is the subject of the hedge.

         Successful use of hedging instruments by the Funds is also subject to AIM's ability to predict correctly movements in the direction of the stock market, of interest rates or of foreign exchange rates. Because of possible price distortions in the futures and options markets and because of the imperfect correlation between movements in the prices of hedging instruments and the investments being hedged, even a correct forecast by AIM of general market trends may not result in a completely successful hedging transaction.

         It is also possible that where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of stocks or debt securities held in its portfolio may decline. If this occurred, a Fund would lose money on the futures contracts and also experience a decline in the value of its portfolio securities. Similar risks exist with respect to foreign currency hedges.

         Positions in futures contracts or options may be closed out only on an exchange on which such contracts are traded. Although the Funds intend to purchase or sell futures contracts, there is no assurance that a liquid market on an exchange or a board of trade will exist for any particular contract at any particular time. If there is not a liquid market, it may not be possible to close a futures position or purchase an option at such time. In the event of adverse price movements under those circumstances, the Fund would continue to be required to make daily cash payments of maintenance margin on its futures positions. The extent to which a Fund may engage in futures contracts will be limited by Internal Revenue Code of 1986, as amended (the "Code") requirements for qualification as a regulated investment company and a Fund's intent to continue to qualify as such. The result of a hedging program cannot be foreseen and may cause a Fund to suffer losses which it would not otherwise sustain.

SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

         Each Fund may purchase securities on a "when-issued" basis, that is, delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). Each Fund also may purchase or sell securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the delayed delivery securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.


         Investment in securities on a when-issued or delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a when-issued or delayed delivery commitment. In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous. A Fund will employ techniques designed to reduce such risks. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such assets declines, additional cash or securities will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. To the extent cash and securities are segregated, they will not be available for new investments or to meet redemptions. Securities purchased on a delayed delivery basis may require a similar segregation of liquid assets.


INVESTMENT IN UNSEASONED ISSUERS

         Charter may purchase securities of unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

INVESTMENT IN OTHER INVESTMENT COMPANIES

         Each of the Funds may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.


                             INVESTMENT RESTRICTIONS

         The following fundamental policies and investment restrictions have been adopted by each Fund as indicated and, except as noted, such policies cannot be changed without the approval of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act.

CHARTER

         Charter may not:

         (a) purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. Government) if, immediately after and as a result of such purchase, (i) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (ii) the Fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuers, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

         (b) concentrate its investments; that is, invest 25% or more of the value of its assets in any particular industry;

         (c) purchase or sell real estate or other interests in real estate (except that this restriction does not preclude investments in marketable securities of companies engaged in real estate activities);

         (d) buy or sell physical commodities or physical commodity contracts, including physical commodities futures contracts, or deal in oil, gas, or other mineral exploration or development programs;

         (e) make loans (except that the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, or entering into a repurchase agreement, is not considered to be a loan for purposes of this restriction), provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (f) purchase securities on margin or sell short;

         (g) borrow money or pledge its assets except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) amounts of up to 10% of the value of its total assets, and may pledge amounts of up to 20% of its total assets to secure such borrowings;

         (h) invest in companies for the purpose of exercising control or management, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (i) act as an underwriter of securities of other issuers;

         (j) purchase from or sell to any officer, director or employee of the Fund, or its advisors or distributor, or to any of their officers or directors, any securities other than shares of the capital stock of Charter; or

         (k) purchase or retain the securities of any issuer if those officers and directors of the Company, its advisors or distributor owning individually more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer.

         In addition, Charter may not (a) write covered call options in excess of 25% of the value of the Fund's net assets, (b) purchase put options in excess of 25% of the value of the Fund's net assets, (c) engage in the writing and sale of put options and the writing, sale or purchase of uncovered call options, straddles, spreads or combinations thereof, (d) issue senior securities, except to the extent permitted by applicable law or exemptive order, or (e) purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets. These restrictions are not fundamental and may be changed by the Board of Directors of the Company without shareholder approval.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.

CONSTELLATION

         Constellation may not:

         (a) invest for the purpose of exercising control over or management of any company, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (b) engage in the underwriting of securities of other issuers;

         (c) purchase and sell real estate or commodities or commodity contracts;

         (d) make loans, except by the purchase of a portion of an issue of publicly distributed bonds, debentures or other obligations, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (e) invest in interests in oil, gas or other mineral exploration or development programs; or

         (f) invest 25% or more of the value of its total assets in securities of issuers all of which conduct their principal business activities in the same industry.

         In addition, Constellation may borrow money to a limited extent from banks (including the Fund's custodian bank) for temporary or emergency purposes or to purchase or carry securities. The Fund may borrow funds from a bank (including its custodian bank) to purchase or carry securities only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. For the purpose of determining this 300% asset coverage requirement, the Fund's liabilities will not include the amount borrowed but will include the market value, at the time of computation, of all securities borrowed by the Fund in connection with short sales. The amount of borrowing will also be limited by the applicable margin limitations imposed by the Federal Reserve Board. If at any time the value of the Fund's assets should fail to meet the 300% asset coverage requirement, the Fund will, within three days, reduce its borrowings to the extent necessary. The Fund may be required to eliminate partially or totally its outstanding borrowings at times when it may not be desirable for it to do so. Any investment gains made by the Fund with the borrowed monies in excess of interest paid by the Fund will cause the net asset value of the Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased with the proceeds of such borrowings fails to cover the interest paid on the money borrowed by the Fund, the net asset value of the Fund will decrease faster than would otherwise be the case. This speculative factor is known as "leveraging."

         The Board of Directors of the Company has also adopted the following limitations which are not matters of fundamental policy of Constellation and which may be changed without shareholder approval:

         (a) the Fund may not issue senior securities, except to the extent permitted by applicable law or exemptive order; or

         (b) the Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

         Except for the borrowing policy, if a percentage restriction is adhered to at the time of investment, a later change in the percentage of such investment held by a Fund resulting solely from changes in values or assets, will not be considered to be a violation of the restriction.

WEINGARTEN

          Weingarten may not:

         (a) issue bonds, debentures or senior equity securities;

         (b) underwrite securities of other companies or purchase restricted securities ("letter stock");

         (c) invest in real estate, except that the Fund may purchase securities of real estate investment trusts;

         (d) lend money, except in connection with the acquisition of a portion of an issue of publicly distributed bonds, debentures or other corporate or governmental obligations, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (e) purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (f) purchase shares in order to control management of a company, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (g) buy or sell physical commodities or physical commodity contracts, including physical commodities futures contracts;

         (h) invest 25% or more of the value of its total assets in securities of issuers all of which conduct their principal business activities in the same industry; or

         (i) borrow money or pledge its assets, except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) amounts of up to 10% of the value of its total assets, and may pledge amounts of up to 20% of its total assets to secure such borrowings.

         In addition, Weingarten may not (a) invest more than 5% of the total assets of the Fund (valued at market) in securities of any one issuer (other than obligations of the U.S. Government and its instrumentalities); (b) purchase more than 10% of the outstanding securities of any one issuer or more than 10% of any class of securities of an issuer; (c) deal in forward contracts; (d) write covered call options in excess of 25% of the value of the Fund's net assets; (e) purchase put options in excess of 25% of the value of the Fund's net assets; (f) engage in the writing and sale of put options and the writing, sale or purchase of uncovered call options, straddles, spreads or combinations thereof; or (g) purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets. These additional restrictions are not fundamental, and may be changed by the Board of Directors of the Company without shareholder approval.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.


                                   MANAGEMENT

         The overall management of the business and affairs of the Funds is vested with the Company's Board of Directors. The Board of Directors approves all significant agreements between the Company and persons or companies furnishing services to a Fund, including the Master Advisory Agreement with AIM, the Master Sub-Advisory Agreement between AIM and AIM Capital with respect to the Funds, the Master Administrative Services Agreement with AIM, the Master Distribution Agreement with Fund Management Company as the distributor of the shares of the Institutional Classes of the Funds, the Custodian Agreement with State Street Bank and Trust Company as custodian and the Transfer Agency and Service Agreement with A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") as transfer agent. The day-to-day operations of each Fund are delegated to its officers and to AIM, subject always to the objectives and policies of the Fund and to the general supervision of the Company's Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. AIM Management is a holding company engaged in the financial services business and is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region.

DIRECTORS AND OFFICERS

         The directors and officers of the Company and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173. All of the Company's executive officers hold similar offices with some or all of the other AIM Funds.


====================================================================================================================
                                       POSITIONS HELD
   NAME, ADDRESS AND AGE               WITH REGISTRANT             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
====================================================================================================================
*CHARLES T. BAUER (79)                 Director and             Chairman of the Board of Directors, A I M
                                       Chairman                 Management Group Inc.; A I M Advisors, Inc., A I M
                                                                Capital Management, Inc., A I M Distributors, Inc.,
                                                                A I M Fund Services, Inc., and Fund Management
                                                                Company; and Vice Chairman and Director,
                                                                AMVESCAP PLC.
--------------------------------------------------------------------------------------------------------------------
BRUCE L. CROCKETT (54)                  Director                Director, ACE Limited (insurance company).
906 Frome Lane                                                  Formerly, Director, President and Chief Executive
McLean, VA 22102                                                Officer, COMSAT Corporation; and Chairman, Board
                                                                of Governors of INTELSAT (international communi-
                                                                cations company).
--------------------------------------------------------------------------------------------------------------------
OWEN DALY II (74)                      Director                 Director, Cortland Trust Inc. (investment company).
Six Blythewood Road                                             Formerly, Director, CF & I Steel Corp., Monumental
Baltimore, MD 21210                                             Life Insurance Company and Monumental General
                                                                Insurance Company; and Chairman of the Board of
                                                                Equitable Bancorporation.
--------------------------------------------------------------------------------------------------------------------
EDWARD K.  DUNN, JR. (63)              Director                 Chairman of the Board of Directors, Mercantile
2 Hopkins Plaza, 20th Floor                                     Mortgage Corp; Formerly, Vice Chairman of the
Baltimore, MD 21201                                             Board of Directors and President, Mercantile - Safe
                                                                Deposit & Trust Co.; and President, Mercantile
                                                                Bankshares.
--------------------------------------------------------------------------------------------------------------------
JACK FIELDS (47)                       Director                 Chief Executive Officer, Texana Global, Inc. (foreign
8810 Will Clayton Parkway                                       trading company) and Twenty-First Century Group,
Jetero Plaza, Suite E                                           Inc. (governmental affairs company).  Formerly,
Humble, Texas 77338                                             Member of the U.S. House of Representatives.
--------------------------------------------------------------------------------------------------------------------






----------------------
* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

====================================================================================================================
                                       POSITIONS HELD
   NAME, ADDRESS AND AGE               WITH REGISTRANT             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
====================================================================================================================
**CARL FRISCHLING (62)                 Director                 Partner, Kramer, Levin, Naftalis & Frankel LLP (law
919 Third Avenue                                                firm).  Formerly Partner, Reid & Priest (law firm).
New York, NY  10022
--------------------------------------------------------------------------------------------------------------------
*ROBERT H. GRAHAM (52)                 Director and             Director, President and Chief Executive Officer, A I M
                                       President                Management Group Inc.; Director and President,
                                                                A I M Advisors, Inc.; Director and Senior Vice
                                                                President, A I M Capital Management, Inc., A I M
                                                                Distributors, Inc., A I M Fund Services, Inc., and
                                                                Fund Management Company; Director, AMVESCAP
                                                                PLC.
--------------------------------------------------------------------------------------------------------------------
PREMA MATHAI-DAVIS (48)                Director                 Chief Executive Officer, YWCA of the U.S.A.;
350 Fifth Avenue, Suite 301                                     Commissioner, New York City Department for
New York, NY 10118                                              the Aging; and  Member of the Board of Directors,
                                                                Metropolitan Transportation Authority of New York
                                                                State.
--------------------------------------------------------------------------------------------------------------------
LEWIS F. PENNOCK (56)                  Director                 Attorney in private practice in Houston, Texas.
6363 Woodway, Suite 825
Houston, TX 77057
--------------------------------------------------------------------------------------------------------------------
IAN W. ROBINSON (75)                   Director                 Formerly, Executive Vice President and Chief
183 River Drive                                                 Financial Officer, Bell Atlantic Management Services,
Tequesta, FL 33469                                              Inc. (provider of centralized management services to
                                                                telephone companies); Executive Vice President, Bell
                                                                Atlantic Corporation (parent of seven telephone
                                                                companies); and Vice President and Chief Financial
                                                                Officer, Bell Telephone Company of Pennsylvania
                                                                and Diamond State Telephone Company.
--------------------------------------------------------------------------------------------------------------------
LOUIS S. SKLAR (59)                    Director                 Executive Vice President, Development and
Transco Tower, 50th Floor                                       Operations, Hines Interests Limited Partnership (real
2800 Post Oak Blvd.                                             estate development).
Houston, TX  77056
--------------------------------------------------------------------------------------------------------------------
***JOHN J. ARTHUR (54)                 Senior Vice              Director, Senior Vice President, A I M Advisors, Inc.;
                                       President and            and Vice President and Treasurer, A I M
                                       Treasurer                Management Group Inc.
--------------------------------------------------------------------------------------------------------------------






---------------------
** A director who is an "interested person" of the Company as defined in the 1940 Act.

* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

***      Mr. Arthur and Ms. Relihan are married to each other.

====================================================================================================================
                                       POSITIONS HELD
   NAME, ADDRESS AND AGE               WITH REGISTRANT             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
====================================================================================================================
GARY T. CRUM (51)                      Senior Vice              Director and President, A I M Capital Management,
                                       President                Inc.; Director and Senior Vice President, A I M
                                                                Management Group Inc. and A I M Advisors, Inc.; and
                                                                Director, A I M Distributors, Inc. and AMVESCAP
                                                                PLC.
--------------------------------------------------------------------------------------------------------------------
***CAROL F. RELIHAN (44)               Senior Vice              Director, Senior Vice President, General Counsel and
                                       President                Secretary, A I M Advisors, Inc.; Senior Vice President,
                                       and Secretary            General Counsel and Secretary, A I M Management
                                                                Group Inc.; Director, Vice President and General
                                                                Counsel, Fund Management Company; General
                                                                Counsel and Vice President, A I M Fund Services,
                                                                Inc.; and Vice President, A I M Capital Management,
                                                                Inc., and A I M Distributors, Inc.
--------------------------------------------------------------------------------------------------------------------
JONATHAN C. SCHOOLAR (37)              Senior Vice              Senior Vice President, A I M Capital Management
                                       President                Inc.; and Vice President, A I M Advisors, Inc.
--------------------------------------------------------------------------------------------------------------------
MELVILLE B. COX (55)                   Vice President           Vice President and Chief Compliance Officer, A I M
                                                                Advisors, Inc., A I M Capital Management, Inc., A I M
                                                                Distributors, Inc., A I M Fund Services, Inc., and Fund
                                                                Management Company.
--------------------------------------------------------------------------------------------------------------------
DANA R. SUTTON (40)                    Vice President           Vice President and Fund Controller, A I M Advisors,
                                       and Assistant            Inc.; and Assistant Vice President and Assistant
                                       Treasurer                Treasurer, Fund Management Company.
--------------------------------------------------------------------------------------------------------------------



      The standing committees of the Board of Directors are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.

      The members of the Audit Committee are Messrs. Crockett, Daly, Dunn, Fields, Frischling, Pennock, Robinson (Chairman), Sklar and Ms. Mathai-Davis. The Audit Committee is responsible for meeting with the Company's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Company's fund accounting or its internal accounting controls, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

      The members of the Investments Committee are Messrs. Bauer, Crockett, Daly, Dunn, Fields, Frischling, Pennock, Robinson, Sklar (Chairman) and Ms. Mathai-Davis. The Investment Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

      The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields, Pennock, Robinson, Sklar and Ms. Mathai-Davis. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested



---------------------

***      Mr. Arthur and Ms. Relihan are married to each other.

persons as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

      All of the Company's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Company's executive officers hold similar offices with some or all of the other investment companies managed or advised by AIM.

Remuneration of Directors

      Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee attended. Each director who is not also an officer of the Company is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of other AIM Funds. Each such director receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

Set forth below is information regarding compensation paid or accrued for each director of the Company:



========================================================================================================================
                                                                           RETIREMENT
                                                    AGGREGATE                BENEFITS                         TOTAL
                                                  COMPENSATION               ACCRUED                      COMPENSATION
                                                    FROM THE                BY ALL AIM                       FROM ALL
     DIRECTOR                                       COMPANY(1)                FUNDS(2)                      AIM FUNDS(3)
------------------------------------------------------------------------------------------------------------------------
Charles T. Bauer                                  $         0              $         0                      $          0
------------------------------------------------------------------------------------------------------------------------
Bruce L. Crockett                                      23,162                   37,485                            96,000
------------------------------------------------------------------------------------------------------------------------
Owen Daly II                                           23,162                  122,898                            96,000
------------------------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr.                                    14,866                        0                            78,889
------------------------------------------------------------------------------------------------------------------------
Jack Fields                                            23,038                   15,826                            95,500
------------------------------------------------------------------------------------------------------------------------
Carl Frischling(4)                                     23,162                   97,791                            96,000
------------------------------------------------------------------------------------------------------------------------
Robert H. Graham                                            0                        0                                 0
------------------------------------------------------------------------------------------------------------------------
John F. Kroeger(5)                                     21,972                  107,896                            91,654
------------------------------------------------------------------------------------------------------------------------
Prema Mathai-Davis                                      2,126                        0                            32,636
------------------------------------------------------------------------------------------------------------------------
Lewis F. Pennock                                       23,162                   45,766                            95,500
------------------------------------------------------------------------------------------------------------------------
Ian Robinson                                           22,787                   94,442                            94,500
------------------------------------------------------------------------------------------------------------------------
Louis S. Sklar                                         22,907                   90,232                            95,500
========================================================================================================================



(1) The total amount of compensation deferred by all Directors of the Company during the fiscal year ended October 31, 1998, including interest earned thereon, was $112,867.

(2) During the fiscal year ended October 31, 1998, the total amount of expenses allocated to the Company in respect of such retirement benefits was $222,013. Data reflects compensation for the calendar year ended December 31, 1998.

(3) Each Director serves as director or trustee of a total of 12 registered investment companies advised by AIM (comprised of over 50 portfolios). Data reflects total compensation for the calendar year ended December 31, 1998.


(4) During the year ended October 31, 1998, Charter, Constellation and Weingarten, each paid $12,926, $31,902 and $16,595, respectively, on legal fees to Mr. Frischling's law firm, Kramer, Levin, Naftalis and Frankel LLP for services rendered.



(5) Mr. Kroeger was a director until June 11, 1998, when he resigned. On that date he became a consultant to the Company. Of the amount listed above, $12,784.63 was for compensation for services as a director and the remainder as a consultant. Mr. Kroeger passed away on November 26, 1998. Mr. Kroeger's widow will receive his pension as described below under "AIM Funds Retirement Plan for Eligible Directors/ Trustees."


AIM Funds Retirement Plan for Eligible Directors/Trustees

         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not an employee of any of the AIM Funds, AIM Management or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible director is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the director) for the number of such director's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any Applicable AIM Fund.

         Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming a specified level of compensation and years of service classifications. The estimated credited years of service for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson, Sklar and Ms. Mathai-Davis are 11, 11, 0, 1, 21, 20, 17, 11, 9, and 0 years, respectively.


                    ESTIMATED ANNUAL BENEFITS UPON RETIREMENT



=====================================================
      Number of
      Years of              Annual Compensation
    Service With                 Paid By All
   the Applicable           Applicable AIM Funds
      AIM Funds
                                  $90,000
=====================================================
         10                       $67,500
-----------------------------------------------------
          9                       $60,750
-----------------------------------------------------
          8                       $54,000
-----------------------------------------------------
          7                       $47,250
-----------------------------------------------------
          6                       $40,500
-----------------------------------------------------
          5                       $33,750
=====================================================




Deferred Compensation Agreements


         Messrs. Daly, Dunn, Fields, Frischling, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors may elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five
(5) or ten (10) years (depending on the Agreement) beginning on the date the deferring director's retirement benefits commence under the Plan. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Company. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.





INVESTMENT ADVISORY, ADMINISTRATIVE SERVICES AND SUB-ADVISORY AGREEMENTS


         AIM is a wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM was organized in 1976, and, together with its subsidiaries, advises or manages over 110 investment portfolios encompassing a broad range of investment objectives. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Company and their affiliations are shown under "Directors and Officers". AIM Capital, a wholly owned subsidiary of AIM, is engaged in the business of providing investment advisory services to investment companies, corporations, institutions and other accounts.

         AIM and the Company have adopted a Code of Ethics which requires investment personnel and certain other employees (a) to pre-clear personal securities transactions subject to the Code of Ethics, (b) to file reports or duplicate confirmations regarding such transactions, (c) to refrain from personally engaging in (I) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund, and (d) abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits investment personnel and all other AIM employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

         The Funds have entered into a Master Investment Advisory Agreement (the "Master Advisory Agreement") and a Master Administrative Services Agreement (the "Master Administrative Services Agreement") with AIM. In addition, AIM has entered into a Master Sub-Advisory Agreement (the "Master Sub-Advisory Agreement") with AIM Capital with respect to Charter, Weingarten and Constellation.

         Under the terms of the Master Advisory Agreement, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. AIM will not be liable to the Funds or their shareholders except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty; provided, however that AIM may be liable for certain breaches of duty under the 1940 Act.

         Pursuant to the Master Administrative Services Agreement, AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Funds, including the services of a principal financial officer of the Funds and related staff. As compensation to AIM for its services under the Master Administrative Service Agreements, the Funds reimburse AIM for expenses incurred by AIM or its subsidiaries in connection with such services.

         Under the terms of the Master Sub-Advisory Agreement, AIM has appointed AIM Capital to provide certain investment advisory services for each of the Funds, subject to overall supervision by AIM and the Company's Board of Directors. Certain of the directors and officers of AIM Capital are also executive officers of the Company.

         Both the Master Advisory Agreement and the Master Sub-Advisory Agreement provide that the Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM or AIM Capital, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to directors and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Company on behalf of the Fund in connection with membership in investment company organizations, the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders and all other charges and costs of the Funds' operations unless otherwise explicitly provided.

         The Master Advisory Agreement and the Master Sub-Advisory Agreement each provide that if, for any fiscal year, the total of all ordinary business expenses of any Fund, including all investment advisory fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses, such as litigation, exceed the applicable expense limitations imposed by state securities regulations in any state in which such Fund's shares are qualified for sale, as such limitations may be raised or lowered from time to time, the aggregate of all such investment advisory fees with respect to such Fund shall be reduced by the amount of such excess. The amount of any such reduction to be borne by AIM shall be deducted from the monthly investment advisory fees otherwise payable to AIM with respect to such Fund during such fiscal year. If required pursuant to such state securities regulations, AIM will reimburse each Fund, no later than the last day of the first month of the next succeeding fiscal year, for any such annual operating expenses (after reduction of all investment advisory fees in excess of such limitation).


         The Master Advisory Agreement and the Master Sub-Advisory Agreement will continue from year to year only if such continuance is specifically approved at least annually by (i) the Company's Board of Directors or the vote of a "majority of the outstanding voting securities" of the Funds (as defined in the 1940 Act), and (ii) the affirmative vote of a majority of the directors who are not parties to the agreements or "interested persons" of any such party (the "Non-Interested Directors") by votes cast in person at a meeting called for such purpose. Each agreement provides that the Funds, AIM (in the case of the Master Advisory Agreement) or AIM Capital (in the case of the Master Sub-Advisory Agreement) may terminate such agreement on 60 days' written notice without penalty. Each agreement terminates automatically in the event of its assignment.



         In order to increase the return to investors AIM may from time to time waive or reduce its fee or reimburse expenses while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year. Fee waivers or reductions, other than those set forth in the Master Advisory Agreement, may not be terminated without the approval of the Board of Directors. Fee waivers or reductions set forth in the Master Advisory Agreement may not be terminated without shareholder approval.


         AIM has initiated a voluntary reduction of advisory fees for Charter, Constellation and Weingarten at net asset levels higher than those currently incorporated in the advisory fee schedule. Accordingly, with respect to each of Charter and Constellation, AIM receives a fee calculated at an annual rate of 1.0% of the first $30 million of such Fund's average daily net assets, plus 0.75% of such Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of such Fund's average daily net assets in excess of $150 million. With respect to Weingarten, AIM's fee is calculated at an annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. As compensation for its services, AIM pays 50% of the advisory fees it receives pursuant to the Master Advisory Agreement with respect to Charter, Constellation and Weingarten to AIM Capital.

         Each Fund paid to AIM the following advisory fees net of any expense limitations (fee waivers) for the years ended October 31, 1998, 1997 and 1996:

                                                       1998                1997              1996
                                                       ----                ----              ----

         Charter................................    $31,058,588         $24,725,606       $16,529,891
         Constellation..........................     86,555,468          80,116,284        57,614,412
         Weingarten.............................     40,657,216          35,300,671        29,960,379

         For the fiscal year ended October 31, 1998, 1997 and 1996, AIM waived advisory fees for each Fund as follows:


                                                      1998                  1997             1996
                                                      ----                  ----             ----

         Charter................................   $   762,337          $   498,463      $   156,975
         Constellation..........................     3,074,705            2,805,955        1,869,383
         Weingarten.............................     2,917,461            2,187,021        1,458,804

         AIM, in turn, paid the following sub-advisory fees to AIM Capital, as sub-advisor for Charter, Constellation and Weingarten, for the years ended October 31, 1998, 1997 and 1996:


                                                       1998                1997                1996
                                                       ----                ----                ----

         Charter................................    $15,529,294         $12,362,803        $  8,264,946
         Constellation..........................     43,277,734          40,058,142          28,807,206
         Weingarten.............................     20,328,608          17,650,335          14,980,190




         The Master Administrative Services Agreement provides that AIM may perform or arrange for the performance of certain accounting and, shareholder services and other administrative services to each Fund which are not required to be performed by AIM under the Master Advisory Agreement. For such services, AIM would be entitled to receive from each Fund reimbursement of its costs or such reasonable compensation as may be approved by the Company's Board of Directors. The Master Administrative Services Agreement will continue from year to year only if such continuance is specifically approved at least annually by
(i) the Company's Board of Directors or the vote of a "majority of the outstanding voting securities" of the Funds (as defined in the 1940 Act), and
(ii) the affirmative vote of a majority of the Non-Interested Directors by votes cast in person at a meeting called for such purpose.


         In addition, the Transfer Agency and Service agreement for the Fund provides that AFS, a registered transfer agent and wholly-owned subsidiary of AIM, will perform certain shareholder services for the Fund for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares, prepare and transmit payments for dividends and distributions declared by the Fund, maintain shareholder accounts and provide shareholders with information regarding the Fund and their accounts.

         The Funds paid AIM the following amounts as reimbursement of administrative services costs for the years ended October 31, 1998, 1997 and 1996:


                                                            1998               1997              1996
                                                            ----               ----              ----

         Charter.............................            $ 152,008           $127,908          $114,489
         Constellation.......................              295,926            251,513           212,800
         Weingarten..........................              179,633            163,243           132,643




                                 THE DISTRIBUTOR

         The Company, on behalf of the Institutional Class of each Fund, has entered into a Master Distribution Agreement with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM to act as the exclusive distributor of the Institutional Classes of the Funds' shares. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Certain directors and officers of the Company are affiliated with FMC. The Distribution Agreement provides that FMC has the exclusive right to distribute the Institutional Classes of shares of the Funds either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Institutional Classes of the Funds and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Institutional Classes of the Funds. FMC does not receive any fees from the Company on behalf of the Institutional Classes pursuant to the Distribution Agreement.

         FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks who sell a minimum dollar amount of the shares of the Institutional Class of a Fund during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed .10% of the net asset value of the shares sold of such Institutional Class. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares or the amount received as proceeds from such sales. Dealers or institutions may not use the sale of shares of the Institutional Class of a Fund to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.


         The Distribution Agreement will continue from year to year only if such continuation is specifically approved at least annually by (i) the Company's Board of Directors or the vote of a "majority of the outstanding voting securities" of the Funds (as defined in the 1940 Act) and (ii) the affirmative vote of a majority of the Non- Interested Directors by votes cast in person at a meeting called for such purpose. The Company, on behalf of a Fund, or FMC may terminate the Distribution Agreement on sixty days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.



                        HOW TO PURCHASE AND REDEEM SHARES

         A complete description of the manner by which shares of the Funds may be purchased appears in the Prospectus under the caption "Purchasing Shares."

         Information concerning redemption of the Funds' shares is set forth in the Prospectus under the caption "Redeeming Shares." Shares of the Funds may be redeemed directly through FMC. The Funds intend to redeem all shares of the Funds in cash. In addition to the Funds' obligation to redeem shares, FMC may also repurchase shares as an accommodation to shareholders. A repurchase is effected at the net asset value of the Fund next determined after such order is received. Such arrangement is subject to timely receipt by AFS of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by FMC when shares are redeemed or repurchased, financial institutions may charge a fair service fee for handling the transaction.

         The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.


                          NET ASSET VALUE DETERMINATION

         In accordance with the current rules and regulations of the SEC, the net asset value of a share of each Fund is determined once daily as of the close of trading of the NYSE (generally 4:00 p.m. Eastern Time), on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern
Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available fifteen (15) minutes after the close of trading on the NYSE will generally be used. The net asset values per share of the Retail Classes and the Institutional Classes will differ because different expenses are attributable to each class. The income or loss and the expenses (except those listed below) of a Fund are allocated to each class on the basis of the net assets of the Fund allocable to each such class, calculated as of the close of business on the previous business day, as adjusted for the current day's shareholder activity of each class. Distribution and service fees and transfer agency fees (to the extent different rates are charged to different classes) are allocated only to the class to which such expenses relate. The net asset value per share of a class is determined by subtracting the liabilities (e.g., the expenses) of the Fund allocated to the class from the assets of the Fund allocated to the class and dividing the result by the total number of shares outstanding of such class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market system) is valued on the basis of prices provided by independent pricing services. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or lacking a last sale, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as dividend rate, yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or for which market quotations are not reflective of fair value are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having sixty (60) days or less to maturity are valued at amortized cost, which approximates market value. (See also "Purchasing Shares," "Redeeming Shares" and "Pricing of Shares" in the Prospectus.)

         Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor can not exchange or redeem shares of the Fund.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

         Income dividends and capital gains distributions are automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in Institutional Class shares of another Fund, subject to the terms and conditions set forth in the Prospectus. If a shareholder's account does not have any shares in it on a dividend or capital gains distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.


         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gains to redemptions of Fund shares and will reduce the amount of such income and gains that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gains to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.


         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the companies, and securities of other issuers, the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY

         In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

         In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (a) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (b) the asset is otherwise held by the Fund as part of a "straddle", or (c) the asset is stock and the Fund grants certain call options with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position. Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will generally be treated as a short-term capital gain or loss. In the case of covered options, gain or loss may be long-term.

         Other hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date) unless the closed transaction exception applies.

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term (taxable at a maximum rate of 20% for non-corporate shareholders) and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

         Because application of the rules governing Section 1256 contracts and constructive sales may affect the character of gains or losses and/or accelerate the recognition of gains or losses from the affected investment positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased as compared to a fund that did not engage in transactions involving Section 1256 contracts or constructive sales.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

         A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(a) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year, and (b) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

         Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations only to the extent discussed below.


         A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. A shareholder of a Fund electing to use equalization accounting, however, is likely to be taxed on less gain recognized prior to the date the shareholder acquires his shares since such gain will in many cases have been allocated to shares of the Fund that have previously been redeemed. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.


         Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (a) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code Section 246(c)(3)and(4) (i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend, and (ii) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, has granted certain options to buy or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (b) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (c) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends received deduction for a corporate shareholder may be disallowed or reduced (a) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund, or (b) by application of Code Section 246(b) which in general limits the dividends received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends received deduction and certain other items).

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. For taxable years beginning after 1997, however, certain small corporations are wholly exempt from the AMT.

         Investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Funds to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known.

         Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

         The Funds will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (a) who has provided either an incorrect tax identification number or no number at all, (b) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (c) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES

         A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within thirty (30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and
(4) (discussed above in connection with the dividends received deduction for corporations) generally will apply in determining the holding period of shares. Long-term capital gains of non-corporate taxpayers are currently taxed at a maximum rate that in some cases may be 19.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

FOREIGN SHAREHOLDERS

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and return of capital distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gains.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

         The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                             SHAREHOLDER INFORMATION

         This information supplements the discussion in the Funds' Prospectus under the title "Shareholder Information."

         SHARE CERTIFICATES. The Funds will issue share certificates upon written request to AFS. Otherwise, shares are held on the shareholder's behalf and recorded on the Fund books.


         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and FMC are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and FMC may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Taxpayer Identification Number or Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and FMC reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.


         DIVIDENDS AND DISTRIBUTIONS. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

         Dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.

         Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

         Any dividend or distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

                            MISCELLANEOUS INFORMATION

CHARGES FOR CERTAIN ACCOUNT INFORMATION

         The Transfer Agent may impose certain copying charges for requests of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

AUDIT REPORTS


         The Board of Directors will issue semi-annual reports of the transactions of the Funds to the shareholders. Financial statements, audited by independent auditors, will be issued annually. The firm of KPMG LLP, 700 Louisiana, NationsBank Building, Houston, Texas 77002, currently serves as the auditors of each fund.


LEGAL MATTERS


         Legal matters for the Company have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania.


CUSTODIAN AND TRANSFER AGENT

         State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Funds and performs certain other ministerial duties. A I M Fund Services, Inc., a wholly owned subsidiary of AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as transfer and dividend disbursing agent for the Funds. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay the Custodian and the Transfer Agent such compensation as may be agreed upon from time to time.

PRINCIPAL HOLDERS OF SECURITIES

AGGRESSIVE GROWTH


         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A shares of Aggressive Growth as of February 1, 1999, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:




                                              PERCENT              PERCENT OWNED
NAME AND ADDRESS                              OWNED OF             OF RECORD AND
OF RECORD OWNER                              RECORD ONLY*          BENEFICIALLY
---------------                              ------------          ------------
RETAIL CLASS A SHARES

Merrill Lynch Pierce Fenner & Smith             16.77%                 -0-
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246



-------------------------
* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

BLUE CHIP


         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Blue Chip as of February 1, 1999, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:



                                              PERCENT              PERCENT OWNED
NAME AND ADDRESS                              OWNED OF             OF RECORD AND
OF RECORD OWNER                              RECORD ONLY*          BENEFICIALLY
---------------                              ------------          ------------
RETAIL CLASS A SHARES

Merrill Lynch Pierce Fenner & Smith             7.97%                  -0-
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

RETAIL CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith            11.80%                  -0-
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

RETAIL CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith            17.07%                  -0-
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246


CAPITAL DEVELOPMENT


         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Capital Development as of February 1, 1999, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:



                                              PERCENT              PERCENT OWNED
NAME AND ADDRESS                              OWNED OF             OF RECORD AND
OF RECORD OWNER                              RECORD ONLY*          BENEFICIALLY
---------------                              ------------          ------------
RETAIL CLASS A SHARES

Merrill Lynch Pierce Fenner & Smith             13.33%                 -0-
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246




--------------------
* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                                              PERCENT              PERCENT OWNED
NAME AND ADDRESS                              OWNED OF             OF RECORD AND
OF RECORD OWNER                              RECORD ONLY*          BENEFICIALLY
---------------                              ------------          ------------
RETAIL CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith             16.38%                 -0-
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

RETAIL CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith             22.22%                 -0-
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246


CHARTER


         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Charter as of February 1, 1999, and the Institutional Class of Charter as of February 1, 1999, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:



                                              PERCENT              PERCENT OWNED
NAME AND ADDRESS                              OWNED OF             OF RECORD AND
OF RECORD OWNER                              RECORD ONLY*          BENEFICIALLY
---------------                              ------------          ------------
RETAIL CLASS A SHARES

Merrill Lynch Pierce Fenner & Smith             14.12%                 -0-
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

Great-West Life and Annuity Insurance Co.        6.98%                 -0-
401(k) Unit Valuations
Attn: Rod Switzer 2T2
8515 E. Orchard
Englewood, CO 80111





--------
* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                                              PERCENT              PERCENT OWNED
NAME AND ADDRESS                              OWNED OF             OF RECORD AND
OF RECORD OWNER                              RECORD ONLY*          BENEFICIALLY
---------------                              ------------          ------------
RETAIL CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith              8.56%                 -0-
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

RETAIL CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith             18.56%                 -0-
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

INSTITUTIONAL CLASS

Commonwealth of Massachusetts                   95.48%                 -0-
One Ashburton Place
12th Floor
Boston, MA  02108


CONSTELLATION


                  To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Constellation as of February 1, 1999, and of the Institutional Class of Constellation as of February 1, 1999, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:



RETAIL CLASS A SHARES

Merrill Lynch Pierce Fenner & Smith             15.73%                 -0-
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246





-----------------------
* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                                              PERCENT              PERCENT OWNED
NAME AND ADDRESS                              OWNED OF             OF RECORD AND
OF RECORD OWNER                              RECORD ONLY*          BENEFICIALLY
---------------                              ------------          ------------
RETAIL CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith             7.37%                  -0-
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

RETAIL CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith            26.96%                  -0-
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

INSTITUTIONAL CLASS

Nationwide Ohio Variable Account               39.10%                  -0-
P.O. Box 182029
Columbus, Ohio 43218

Commonwealth of Massachusetts                  33.83%                  -0-
One Ashburton Place
12th Floor
Boston, MA 02108

Nationwide GPVA                                11.79%                  -0-
P. O. Box 18209
Columbus, OH  43218


LARGE CAP


         AIM provided the initial capitalization of Large Cap and, accordingly, as of the date of this Statement of Additional Information, owned more than 25% of the issued and outstanding shares of that Fund and therefore could be deemed to "control" that Fund as that term is defined in the 1940 Act. It is anticipated that after commencement of the public offering of the Fund's shares, AIM will cease to control the Fund for purposes of the 1940 Act.


------------------
* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

WEINGARTEN


         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Weingarten as of February 1, 1999, and the Institutional Class of Weingarten as of February 1, 1999, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:



                                              PERCENT              PERCENT OWNED
NAME AND ADDRESS                              OWNED OF             OF RECORD AND
OF RECORD OWNER                              RECORD ONLY*          BENEFICIALLY
---------------                              ------------          ------------
RETAIL CLASS A SHARES

Merrill Lynch Pierce Fenner & Smith            17.79%                  -0-
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

Great-West Life and Annuity                     5.34%                  -0-
Insurance Co.
401(K) Unit Valuations
Attn: Rod Switzer 2T2
8515 E. Orchard
Englewood, CO 80111

RETAIL CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith            10.34%                  -0-
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

RETAIL CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith            22.64%                  -0-
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

INSTITUTIONAL CLASS

Commonwealth of Massachusetts                  89.77%                  -0-
One Ashburton Place
12th Floor
Boston, MA 02108

Nationwide GPVA                                 6.22%                  -0-
P. O. Box 182029
Columbus, OH 43218

         As of February 1, 1999, the directors/trustees and officers of the Company as a group owned beneficially less than 1% of the outstanding shares of each class of Blue Chip, Charter, Weingarten, Constellation, Aggressive Growth, Capital Development and Large Cap.


OTHER INFORMATION

The Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Company has filed with the SEC under the 1933 Act and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. The Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

                                    APPENDIX

                     DESCRIPTION OF COMMERCIAL PAPER RATINGS

STANDARD & POOR'S

         Commercial paper rated by Standard & Poor's has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well-established, and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's Commercial Paper is rated A-1 or A-2. A-1 indicates the degree of safety regarding time of payment is very strong. A-2 indicates that the capacity for timely payment is strong, but that the relative degree of safety is not as overwhelming as for issues designated A-1.

MOODY'S

         Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of a parent company and the relationships which exist with the issuer; and (h) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or Prime-2.


                      DESCRIPTION OF CORPORATE BOND RATINGS

STANDARD & POOR'S

         AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

MOODY'S

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
AIM Equity Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of the AIM Charter Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Charter Fund as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                    /s/ KPMG PEAT MARWICK LLP
                                                    KPMG Peat Marwick LLP

Houston, Texas
December 4, 1998

SCHEDULE OF INVESTMENTS

October 31, 1998

                                                     MARKET
                                     SHARES          VALUE
COMMON STOCKS-76.39%

AIR FREIGHT-0.35%

CNF Transportation Inc.                600,000   $   18,150,000
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.53%

UBS A.G. (Switzerland)(a)              100,001       27,425,406
---------------------------------------------------------------

BANKS (MONEY CENTER)-2.52%

BankAmerica Corp.                      500,000       28,718,750
---------------------------------------------------------------
Chase Manhattan Corp. (The)          1,800,000      102,262,500
---------------------------------------------------------------
                                                    130,981,250
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-0.62%

Comcast Corp.-Class A                  650,000       32,093,750
---------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-1.02%

Monsanto Co.                         1,300,000       52,812,500
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.62%

Lucent Technologies, Inc.              400,000       32,075,000
---------------------------------------------------------------

COMPUTERS (HARDWARE)-2.31%

Compaq Computer Corp.(b)               798,000       25,236,750
---------------------------------------------------------------
Dell Computer Corp.(a)                 650,000       42,656,250
---------------------------------------------------------------
International Business Machines
  Corp.                                350,000       51,953,125
---------------------------------------------------------------
                                                    119,846,125
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.58%

Ascend Communications, Inc.(a)         400,000       19,300,000
---------------------------------------------------------------
Cisco Systems, Inc.(a)               1,000,000       63,000,000
---------------------------------------------------------------
                                                     82,300,000
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-4.30%

BMC Software, Inc.(a)                  400,000       19,225,000
---------------------------------------------------------------
Computer Sciences Corp.(a)             500,000       26,375,000
---------------------------------------------------------------
Compuware Corp.(a)                     300,000       16,256,250
---------------------------------------------------------------
HBO & Co.                            1,000,000       26,250,000
---------------------------------------------------------------
Microsoft Corp.(a)                   1,000,000      105,875,000
---------------------------------------------------------------
Novell, Inc.(a)                      2,000,000       29,750,000
---------------------------------------------------------------
                                                    223,731,250
---------------------------------------------------------------

CONSUMER FINANCE-1.74%

Household International, Inc.          500,000       18,281,250
---------------------------------------------------------------
MBNA Corp.                             800,000       18,250,000
---------------------------------------------------------------
Providian Financial Corp.(b)           678,000       53,816,250
---------------------------------------------------------------
                                                     90,347,500
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
DISTRIBUTORS (FOOD & HEALTH)-0.83%

Bergen Brunswig Corp.-Class A          300,000   $   14,643,750
---------------------------------------------------------------
Cardinal Health, Inc.                  300,000       28,368,750
---------------------------------------------------------------
                                                     43,012,500
---------------------------------------------------------------

ELECTRIC COMPANIES-0.72%

Edison International                   700,000       18,462,500
---------------------------------------------------------------
FPL Group, Inc.                        300,000       18,768,750
---------------------------------------------------------------
                                                     37,231,250
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.49%

General Electric Co.                 1,250,000      109,375,000
---------------------------------------------------------------
Honeywell, Inc.                        250,000       19,968,750
---------------------------------------------------------------
                                                    129,343,750
---------------------------------------------------------------

ELECTRONICS (DEFENSE)-0.32%

Raytheon Co.-Class A                   300,000       16,800,000
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-0.51%

Intel Corp.                            300,000       26,756,250
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-0.37%

Applied Materials, Inc.(a)             550,000       19,078,125
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-7.95%

American Express Co.                   850,000       75,118,750
---------------------------------------------------------------
Associates First Capital
  Corp.-Class A(b)                     350,000       24,675,000
---------------------------------------------------------------
Citigroup Inc.                       1,500,000       70,593,750
---------------------------------------------------------------
Fannie Mae                           1,000,000       70,812,500
---------------------------------------------------------------
Freddie Mac                          1,400,000       80,500,000
---------------------------------------------------------------
Morgan Stanley, Dean Witter,
  Discover & Co.                       650,000       42,087,500
---------------------------------------------------------------
SunAmerica, Inc.                       700,000       49,350,000
---------------------------------------------------------------
                                                    413,137,500
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-4.86%

Abbott Laboratories                    500,000       23,468,750
---------------------------------------------------------------
American Home Products Corp.           500,000       24,375,000
---------------------------------------------------------------
Bristol-Myers Squibb Co.               600,000       66,337,500
---------------------------------------------------------------
Johnson & Johnson                      400,000       32,600,000
---------------------------------------------------------------

                                    CHARTER

                                                     MARKET
                                     SHARES          VALUE
HEALTH CARE (DIVERSIFIED)-(CONTINUED)

Warner-Lambert Co.(b)                1,350,000   $  105,806,250
---------------------------------------------------------------
                                                    252,587,500
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-7.22%

Lilly (Eli) & Co.                      800,000       64,750,000
---------------------------------------------------------------
Merck & Co., Inc.                      500,000       67,625,000
---------------------------------------------------------------
Pfizer Inc.                          1,400,000      150,237,500
---------------------------------------------------------------
Pharmacia & Upjohn, Inc.(b)          1,750,000       92,640,625
---------------------------------------------------------------
                                                    375,253,125
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-2.66%

Allegiance Corp.                       755,000       28,076,563
---------------------------------------------------------------
Arterial Vascular Engineering,
  Inc.(a)(b)                           600,000       18,450,000
---------------------------------------------------------------
Baxter International Inc.              300,000       17,981,250
---------------------------------------------------------------
Becton, Dickinson & Co.                600,000       25,275,000
---------------------------------------------------------------
Guidant Corp.                          250,000       19,125,000
---------------------------------------------------------------
Medtronic, Inc.                        450,000       29,250,000
---------------------------------------------------------------
                                                    138,157,813
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.53%

Omnicare, Inc.                         800,000       27,650,000
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-1.36%

Colgate-Palmolive Co.                  500,000       44,187,500
---------------------------------------------------------------
Procter & Gamble Co. (The)             300,000       26,662,500
---------------------------------------------------------------
                                                     70,850,000
---------------------------------------------------------------

HOUSEWARES-0.48%

Rubbermaid, Inc.                       750,000       24,890,625
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-1.31%

Ace, Ltd.                              500,000       16,937,500
---------------------------------------------------------------
American International Group, Inc.     600,000       51,150,000
---------------------------------------------------------------
                                                     68,087,500
---------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-0.50%

Allstate Corp. (The)                   600,000       25,837,500
---------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-0.80%

Merrill Lynch & Co., Inc.              700,000       41,475,000
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.54%

Franklin Resources, Inc.               744,100       28,136,281
---------------------------------------------------------------

LODGING-HOTELS-1.09%

Carnival Corp.                       1,750,000       56,656,250
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.39%

Ingersoll-Rand Co.                     400,000       20,200,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
MANUFACTURING (DIVERSIFIED)-2.64%

Illinois Tool Works Inc.               250,000   $   16,031,250
---------------------------------------------------------------
Tyco International Ltd.              1,650,000      102,196,875
---------------------------------------------------------------
United Technologies Corp.              200,000       19,050,000
---------------------------------------------------------------
                                                    137,278,125
---------------------------------------------------------------

NATURAL GAS-1.43%

El Paso Energy Corp.                   550,000       19,490,625
---------------------------------------------------------------
Enron Corp.                            675,000       35,606,250
---------------------------------------------------------------
Williams Companies, Inc. (The)         700,000       19,206,250
---------------------------------------------------------------
                                                     74,303,125
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-1.59%

Baker Hughes, Inc.                   1,250,000       27,578,125
---------------------------------------------------------------
Halliburton Co.                        800,000       28,750,000
---------------------------------------------------------------
Schlumberger Ltd.                      500,000       26,250,000
---------------------------------------------------------------
                                                     82,578,125
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-1.08%

Conoco Inc.-Class A(a)               2,250,000       55,968,750
---------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED)-1.61%

Amoco Corp.                            300,000       16,837,500
---------------------------------------------------------------
Royal Dutch Petroleum Co.-New
  York Shares (Netherlands)          1,000,000       49,250,000
---------------------------------------------------------------
Texaco, Inc.                           300,000       17,793,750
---------------------------------------------------------------
                                                     83,881,250
---------------------------------------------------------------

PERSONAL CARE-0.23%

Avon Products, Inc.                    298,900       11,862,594
---------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.75%

Xerox Corp.                            400,000       38,750,000
---------------------------------------------------------------

PUBLISHING-0.35%

Dow Jones & Co., Inc.                  400,000       18,325,000
---------------------------------------------------------------

RAILROADS-0.40%

Kansas City Southern Industries,
  Inc.                                 542,700       20,961,787
---------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST-0.19%

Crescent Real Estate Equities, Co.     400,000       10,025,000
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.32%

Lowe's Companies, Inc.                 500,000       16,843,750
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.19%

Ingram Micro, Inc.-Class A(a)(b)       222,200       10,110,100
---------------------------------------------------------------

                                    CHARTER

                                                     MARKET
                                     SHARES          VALUE
RETAIL (DEPARTMENT STORES)-1.31%

Federated Department Stores, Inc.(a)   600,000   $   23,062,500
---------------------------------------------------------------
Kohl's Corp.(a)                        350,000       16,734,375
---------------------------------------------------------------
Saks Inc.(a)                         1,233,300       28,057,575
---------------------------------------------------------------
                                                     67,854,450
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.35%

Family Dollar Stores, Inc.           1,000,000       18,125,000
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.69%

CVS Corp.(b)                           150,000        6,853,125
---------------------------------------------------------------
Walgreen Co.                           600,000       29,212,500
---------------------------------------------------------------
                                                     36,065,625
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-2.41%

Dayton Hudson Corp.                  1,000,000       42,375,000
---------------------------------------------------------------
Wal-Mart Stores, Inc.                1,200,000       82,800,000
---------------------------------------------------------------
                                                    125,175,000
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.32%

Washington Mutual, Inc.                450,000       16,846,875
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.24%

Service Corp. International            350,000       12,468,750
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-1.07%

Ceridian Corp.(a)                      325,000       18,646,875
---------------------------------------------------------------
Equifax, Inc.                          475,000       18,376,563
---------------------------------------------------------------
Fiserv, Inc.(a)                        400,000       18,600,000
---------------------------------------------------------------
                                                     55,623,438
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-3.19%

MCI WorldCom, Inc.(a)(b)             3,000,000      165,750,000
---------------------------------------------------------------

TELEPHONE-2.56%

Ameritech Corp.                        600,000       32,362,500
---------------------------------------------------------------
BellSouth Corp.                        450,000       35,915,625
---------------------------------------------------------------
SBC Communications, Inc.(b)          1,400,000       64,837,500
---------------------------------------------------------------
                                                    133,115,625
---------------------------------------------------------------

TOBACCO-2.95%

Philip Morris Companies, Inc.        3,000,000      153,375,000
---------------------------------------------------------------
    Total Common Stocks (Cost
      $2,927,834,541)                             3,970,191,119
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
CONVERTIBLE CORPORATE BONDS & NOTES-12.98%

AUTO PARTS & EQUIPMENT-0.22%

Magna International, Inc., Conv.
  Sub. Deb., 4.875%, 02/15/05     $ 11,000,000   $   11,247,500
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
BROADCASTING (TELEVISION, RADIO & CABLE)-0.30%

Jacor Communications, Inc.,
  Conv. Sr. LYON, 5.50%,
  06/12/11(c)                     $ 20,000,000   $   15,450,000
---------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-1.48%

Comverse Technology, Inc., Conv.
  Sub. Deb., 4.50%, 07/01/05(d)
  (Acquired 06/25/98-10/15/98;
  Cost $17,000,000)                 17,500,000       16,253,125
---------------------------------------------------------------
Global Telesystems Group, Inc.,
  Conv. Sr. Sub. Deb., 5.75%,
  07/01/10                          42,250,000       37,708,125
---------------------------------------------------------------
Global Telesystems Group, Inc.,
  Conv. Sr. Sub. Notes, 8.75%,
  06/30/00                           1,100,000        2,283,875
---------------------------------------------------------------
Global Telesystems Group, Inc.,
  Conv. Sr. Sub. Notes, 8.75%,
  06/30/00(d) (Acquired
  02/05/98; Cost $13,002,080)       10,000,000       20,762,500
---------------------------------------------------------------
                                                     77,007,625
---------------------------------------------------------------

COMPUTERS (HARDWARE)-0.40%

Candescent Technology Corp.,
  Conv. Sr. Sub. Deb., 7.00%,
  05/01/03(d) (Acquired
  04/17/98; Cost $25,000,000)       25,000,000       21,000,000
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.39%

EMC Corp., Conv. Sub. Notes,
  3.25%, 03/15/02                   25,000,000       72,218,750
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-3.58%

America Online, Inc., Conv. Sub.
  Notes, 4.00%, 11/15/02            37,500,000       94,265,625
---------------------------------------------------------------
America Online, Inc., Conv. Sub.
  Notes, 4.00%, 11/15/02(d)
  (Acquired 02/10/98; Cost
  $15,619,768)                      12,500,000       31,421,875
---------------------------------------------------------------
Network Associates, Inc., Conv.
  Sub. Deb., 4.00%, 02/13/18(c)     45,000,000       19,575,000
---------------------------------------------------------------
Platinum Technology, Inc., Conv.
  Sub. Notes, 6.25%, 12/15/02       10,000,000        8,250,000
---------------------------------------------------------------
Platinum Technology, Inc., Conv.
  Sub. Notes, 6.25%, 12/15/02(d)
  (Acquired 12/11/97-01/12/98;
  Cost $9,961,125)                  10,000,000        8,250,000
---------------------------------------------------------------
Veritas Software Corp., Conv.
  Sub. Notes, 5.25%, 11/01/04       17,500,000       24,368,750
---------------------------------------------------------------
                                                    186,131,250
---------------------------------------------------------------

                                    CHARTER

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
ELECTRICAL EQUIPMENT-0.48%

SCI Systems, Inc., Conv. Sub.
  Notes, 5.00%, 05/01/06(d)
  (Acquired 10/20/98; Cost
  $20,135,415)                    $ 15,000,000   $   24,806,250
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-0.29%

Amkor Technology, Inc., Conv.
  Sub Notes, 5.75%, 05/01/03        26,000,000       14,885,000
---------------------------------------------------------------

FOOD-MISC. (DIVERSIFIED)-0.54%

Nestle Holding, Inc., Conv.
  Bond, 3.00%, 06/17/02
  (Switzerland)                     20,000,000       28,110,540
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.62%

Omnicare, Inc., Conv. Bond,
  5.00%, 12/01/07                   10,000,000       10,800,000
---------------------------------------------------------------
Omnicare, Inc., Conv. Sub. Deb.,
  5.00%, 12/01/07(d) (Acquired
  12/04/97; Cost $20,000,000)       20,000,000       21,600,000
---------------------------------------------------------------
                                                     32,400,000
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.40%

Loews Corp., Conv. Sub. Notes,
  3.125%, 09/15/07                  25,000,000       20,500,000
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.55%

Home Depot, Inc., Conv. Sub.
  Notes, 3.25%, 10/01/01            15,000,000       28,500,000
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.49%

Ingram Micro, Inc., Conv. Deb.,
  5.375%, 06/09/18(c)               70,000,000       25,637,500
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.37%

Rite Aid Corp., Conv. Sub.
  Notes, 5.25%, 09/15/02            15,000,000       19,012,500
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.54%

Costco Companies, Inc., Conv.
  Sub. Notes, 3.50%, 08/19/17(c)    40,000,000       28,250,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-0.43%

Staples Inc., Conv. Sub. Deb.,
  4.50%, 10/01/00(d) (Acquired
  10/23/97-12/30/97; Cost
  $13,054,000)                      10,000,000       22,225,000
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-0.39%

Affiliated Computer Services,
  Conv. Sub. Notes, 4.00%,
  03/15/05                           9,250,000        9,862,813
---------------------------------------------------------------
Affiliated Computer Services,
  Conv. Sub. Notes, 4.00%,
  03/15/05(d) (Acquired
  03/17/98; Cost $10,004,125)       10,000,000       10,662,500
---------------------------------------------------------------
                                                     20,525,313
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
WASTE MANAGEMENT-0.51%

United Waste Systems, Inc.,
  Conv. Sub. Notes, 4.50%,
  06/01/01                        $ 17,500,000   $   26,753,125
---------------------------------------------------------------
    Total Convertible Corporate
      Bonds & Notes (Cost
      $587,314,953)                                 674,660,353
---------------------------------------------------------------

                                     SHARES
CONVERTIBLE PREFERRED STOCKS-5.93%

BROADCASTING (TELEVISION, RADIO & CABLE)-1.65%

Chancellor Media Corp.-$3.00
  Conv. Pfd.                           275,000   $   22,275,000
---------------------------------------------------------------
MediaOne Group, Inc.-$2.25
  Series D Conv. Pfd.                  550,000       47,746,875
---------------------------------------------------------------
MediaOne Group, Inc.-$3.625
  Conv. Pfd.                           300,000       16,162,500
---------------------------------------------------------------
                                                     86,184,375
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-0.29%

Microsoft Corp.-$2.196 Series A
  Conv. Pfd.                           154,000       15,053,500
---------------------------------------------------------------

ELECTRIC COMPANIES-0.96%

Houston Industries, Inc.-$3.22
  Conv. Pfd.                           615,000       49,853,437
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-0.31%

McKesson Financing Trust, $2.50
  Conv. Pfd.                           150,000       15,975,000
---------------------------------------------------------------

HOME DECORATION PRODUCTS-0.36%

Newell Financial Trust,
  Inc.-$2.625 Conv. Pfd.               350,000       18,856,250
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.68%

Conseco, Inc.-$4.278 Conv.
  PRIDES                               300,000       35,700,000
---------------------------------------------------------------

LODGING-HOTELS-0.48%

Royal Caribbean Cruises
  Ltd.-$3.63 Conv. Pfd.                271,700       24,860,550
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.50%

CVS Corp.-$4.23 Conv. Pfd.             300,000       25,800,000
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.15%

Kmart Financing, Inc.-$3.875
  Conv. Pfd.                           140,000        7,761,250
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.28%

TJX Companies, Inc.-$7.00 Series
  E Conv. Pfd.                          35,000       14,348,425
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.27%

AirTouch Communications,
  Inc.-$1.74 Series B Conv. Pfd.       300,000       13,800,000
---------------------------------------------------------------
    Total Convertible Preferred
      Stocks (Cost $271,494,583)                    308,192,787
---------------------------------------------------------------

                                    CHARTER

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
U.S. TREASURY NOTES-1.28%

9.125%, 05/15/99                  $ 20,000,000   $   20,488,800
---------------------------------------------------------------
11.75%, 02/15/01                    40,000,000       46,394,000
---------------------------------------------------------------
    Total U.S. Treasury Notes
      (Cost $68,093,945)                             66,882,800
---------------------------------------------------------------

REPURCHASE AGREEMENT-3.90%(e)

Dresdner Kleinwort, Benson,
  North America LLC, 5.55%,
  11/02/98(f) (Cost
  $202,557,788)                    202,557,788      202,557,788
---------------------------------------------------------------
TOTAL INVESTMENTS-100.48%                         5,222,484,847
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-(0.48%)                               (25,198,413)
---------------------------------------------------------------
NET ASSETS-100.00%                               $5,197,286,434
===============================================================

Abbreviations:

Conv.  - Convertible
Deb.   - Debentures
LYON   - Liquid Yield Option Notes
Pfd.   - Preferred
PRIDES - Preferred Redemption Increase Dividend Equity Security
Sr.    - Senior
Sub.   - Subordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of these securities are subject to call options written. See note 7.
(c) Zero coupon bonds. Interest rate shown represents the rate of original issue discount.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with the procedures established by the Board of Directors. The aggregate market value of these securities at 10/31/98 was $176,981,250, which represented 3.41% of the Fund's net assets.
(e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor for its affiliates.
(f) Joint repurchase agreement entered into 10/30/98 with a maturing value of $300,138,750. Collateralized by $485,457,284 U.S. Government obligations, 0% to 8.50% due 01/07/99 to 08/01/37 with an aggregate market value at 10/31/98 of $306,003,830.

See Notes to Financial Statements.

                                    CHARTER

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1998

ASSETS:

Investments, at market value (cost
  $4,057,295,810)                             $5,222,484,847
------------------------------------------------------------
Receivables for:
  Investments sold                                13,449,956
------------------------------------------------------------
  Capital stock sold                               5,474,436
------------------------------------------------------------
  Dividends and interest                          15,664,282
------------------------------------------------------------
Investment for deferred compensation plan             62,521
------------------------------------------------------------
Other assets                                         133,187
------------------------------------------------------------
      Total assets                             5,257,269,229
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           36,176,235
------------------------------------------------------------
  Capital stock reacquired                         9,083,225
------------------------------------------------------------
  Deferred compensation                               62,521
------------------------------------------------------------
Options written (premiums received
  $8,091,351)                                      8,480,263
------------------------------------------------------------
Accrued advisory fees                              2,504,651
------------------------------------------------------------
Accrued administrative services fees                  12,550
------------------------------------------------------------
Accrued directors' fees                                4,000
------------------------------------------------------------
Accrued distribution fees                          2,409,172
------------------------------------------------------------
Accrued transfer agent fees                          923,434
------------------------------------------------------------
Accrued operating expenses                           326,744
------------------------------------------------------------
      Total liabilities                           59,982,795
------------------------------------------------------------
Net assets applicable to shares outstanding   $5,197,286,434
============================================================

NET ASSETS:

Class A                                       $3,706,938,087
============================================================
Class B                                       $1,408,687,133
============================================================
Class C                                       $   37,846,445
============================================================
Institutional Class                           $   43,814,769
============================================================
CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Class A:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                    278,255,520
============================================================
Class B:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                    106,376,708
============================================================
Class C:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                      2,851,068
============================================================
Institutional Class:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      3,265,143
============================================================
Class A:
  Net asset value and redemption price per
    share                                     $        13.32
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $13.32 divided
    by 94.50%)                                $        14.10
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        13.24
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        13.27
============================================================
Institutional Class:
  Net asset value, offering and redemption
    price per share                           $        13.42
============================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME:

Dividends (net of $827,299 foreign
  withholding tax)                             $ 61,756,240
-----------------------------------------------------------
Interest                                         40,582,343
-----------------------------------------------------------
      Total investment income                   102,338,583
-----------------------------------------------------------

EXPENSES:

Advisory fees                                    31,820,925
-----------------------------------------------------------
Administrative services fees                        152,008
-----------------------------------------------------------
Custodian fees                                      327,507
-----------------------------------------------------------
Directors' fees                                      38,648
-----------------------------------------------------------
Distribution fees-Class A                        11,101,044
-----------------------------------------------------------
Distribution fees-Class B                        12,843,741
-----------------------------------------------------------
Distribution fees-Class C                           216,922
-----------------------------------------------------------
Interest (Note 5)                                   412,451
-----------------------------------------------------------
Transfer agent fees-Class A                       4,902,143
-----------------------------------------------------------
Transfer agent fees-Class B                       2,508,122
-----------------------------------------------------------
Transfer agent fees-Class C                          49,570
-----------------------------------------------------------
Transfer agent fees-Institutional Class               3,895
-----------------------------------------------------------
Other                                             1,138,589
-----------------------------------------------------------
      Total expenses                             65,515,565
-----------------------------------------------------------
Less:   Fees waived by advisor                     (762,337)
-----------------------------------------------------------
      Expenses paid indirectly                     (239,868)
-----------------------------------------------------------
      Net expenses                               64,513,360
-----------------------------------------------------------
Net investment income                            37,825,223
-----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         204,168,591
-----------------------------------------------------------
  Foreign currencies                                985,214
-----------------------------------------------------------
  Futures contracts                              (3,768,370)
-----------------------------------------------------------
  Option contracts purchased                      2,119,600
-----------------------------------------------------------
  Option contracts written                        2,763,898
-----------------------------------------------------------
                                                206,268,933
-----------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                         256,495,600
-----------------------------------------------------------
  Foreign currencies                                 39,913
-----------------------------------------------------------
  Futures contracts                               2,332,675
-----------------------------------------------------------
  Option contracts written                       (3,953,364)
-----------------------------------------------------------
                                                254,914,824
-----------------------------------------------------------
  Net gain from investment securities,
    foreign currencies, futures and option
    contracts                                   461,183,757
-----------------------------------------------------------
Net increase in net assets resulting from
  operations                                   $499,008,980
===========================================================

See Notes to Financial Statements.

                                    CHARTER

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED OCTOBER 31, 1998 AND 1997

                                                                   1998              1997
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $   37,825,223    $   25,716,155
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and option contracts                     206,268,933       471,905,541
----------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies, futures and option contracts             254,914,824       453,826,181
----------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations       499,008,980       951,447,877
----------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                        (28,039,987)      (29,364,689)
----------------------------------------------------------------------------------------------
  Class B                                                         (3,013,337)       (2,392,475)
----------------------------------------------------------------------------------------------
  Class C                                                            (47,378)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                               (445,449)         (438,502)
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                       (346,531,949)     (162,219,599)
----------------------------------------------------------------------------------------------
  Class B                                                       (108,856,197)      (34,439,480)
----------------------------------------------------------------------------------------------
  Class C                                                           (819,962)           (2,594)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (3,989,466)       (1,797,486)
----------------------------------------------------------------------------------------------
Net equalization credits (See Note 1):
  Class A                                                                 --           292,768
----------------------------------------------------------------------------------------------
  Class B                                                                 --           189,770
----------------------------------------------------------------------------------------------
  Institutional Class                                                     --             6,698
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        235,195,827       247,700,247
----------------------------------------------------------------------------------------------
  Class B                                                        350,425,592       397,291,935
----------------------------------------------------------------------------------------------
  Class C                                                         32,069,085         5,872,568
----------------------------------------------------------------------------------------------
  Institutional Class                                              3,464,509         4,247,713
----------------------------------------------------------------------------------------------
      Net increase in net assets                                 628,420,268     1,376,394,751
----------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          4,568,866,166     3,192,471,415
----------------------------------------------------------------------------------------------
  End of period                                               $5,197,286,434    $4,568,866,166
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $3,821,903,969    $3,199,855,109
----------------------------------------------------------------------------------------------
  Undistributed net investment income                              9,291,857         2,895,981
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, futures and option
    contracts                                                    201,250,572       456,189,864
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                   1,164,840,036       909,925,212
----------------------------------------------------------------------------------------------
                                                              $5,197,286,434    $4,568,866,166
==============================================================================================

See Notes to Financial Statements.

                                    CHARTER

NOTES TO FINANCIAL STATEMENTS

October 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios: AIM Charter Fund, AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Constellation Fund and AIM Weingarten Fund. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide growth of capital, with current income as a secondary objective.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations-A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions-Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1998, undistributed net investment income was increased by $1,010,651 and undistributed net realized gains decreased by $1,010,651 in order to comply with the requirements of the American Institute of Certified Public Accountants Statements of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Bond Premiums-It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
D. Federal Income Taxes-The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses-Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.
F. Equalization-The Fund previously followed the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that the undistributed net investment income per share is unaffected by sales or redemptions of Fund shares. Effective November 1, 1997, the Fund discontinued equalization accounting and reclassified the cumulative equalization credits of $893,847 from undistributed net investment income to paid-in capital.

                                    CHARTER

    This change has no effect on the net assets, the results of operations or the net asset value per share of the Fund.
G. Foreign Currency Translations-Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
H. Foreign Currency Contracts-A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
I. Stock Index Futures Contracts-The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
J. Covered Call Options-The fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
    A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
K. Put options-The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to voluntarily waive a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. Under the voluntary waiver, AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. The waiver is entirely voluntary but approval is required by the Board of Directors for any decision by AIM to discontinue the waiver. During the year ended October 31, 1998, AIM waived fees of $762,337. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

                                    CHARTER

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1998, AIM was reimbursed $152,008 for such services.
  The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. On September 20, 1997, the Board of Directors approved appointment of AFS as transfer agent of the Institutional Class effective December 29, 1997. During the year ended October 31, 1998, AFS was paid $4,080,187 with respect to the Class A, Class B, and Class C shares and for the period December 29, 1997 through October 31, 1998, AFS was paid $3,312 with respect to the Institutional Class. Prior to the effective date of the agreement with AFS, the Fund paid A I M Institutional Fund Services, Inc. $583 pursuant to a transfer agency and shareholder services agreement with respect to the Institutional Class for the period November 1, 1997 through December 28, 1997.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 1998, the Class A, Class B and Class C shares paid AIM Distributors $11,101,044, $12,843,741, and $216,922, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $1,892,699 from sales of Class A shares of the Fund during the year ended October 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1998, AIM Distributors received commissions of $161,792 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, and FMC.
  During the year ended October 31, 1998, the Fund paid legal fees of $12,926 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the year ended October 31, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $52,292 and $187,576, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $239,868 during the year ended October 31, 1998.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BORROWINGS

Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed-upon price and date. Proceeds from reverse repurchase agreements are treated as borrowings. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities will subsequently be repurchased as specified in the agreements. The maximum amount outstanding during the period ended October 31, 1998 was $117,134,000 while borrowings averaged $7,046,827 per day with a weighted average interest rate of 5.85%.
  The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on May 1, 1998, the Fund was limited to borrowing up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended October 31, 1998, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1998 was $7,658,867,434 and $7,675,681,041, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1998, on a tax basis, is as follows:

Aggregate unrealized appreciation of
  investment securities                         $1,195,598,611
--------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (60,184,443)
--------------------------------------------------------------
Net unrealized appreciation of investment
  securities                                    $1,135,414,168
==============================================================

Cost of investments for tax purposes is $4,087,070,679.

                                    CHARTER

NOTE 7-OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended October 31, 1998 are summarized as follows:

                                        CALL OPTION CONTRACTS
                                      -------------------------
                                       NUMBER
                                         OF          PREMIUMS
                                      CONTRACTS      RECEIVED
                                      ---------     -----------
Beginning of Period                      26,305     $ 5,836,484
---------------------------------------------------------------
Written                                 301,649      69,039,606
---------------------------------------------------------------
Closed                                 (221,962)    (55,174,709)
---------------------------------------------------------------
Exercised                               (31,495)     (6,226,655)
---------------------------------------------------------------
Expired                                 (43,295)     (5,383,375)
---------------------------------------------------------------
End of period                            31,202     $ 8,091,351
===============================================================

Open call option contracts written at October 31, 1998 were as follows:

                                                                          OCTOBER 31,
                                                  NUMBER                     1998         UNREALIZED
                          CONTRACT      STRIKE      OF        PREMIUMS      MARKET      APPRECIATION/
        ISSUE              MONTH        PRICE    CONTRACTS    RECEIVED       VALUE      (DEPRECIATION)
        -----             --------      ------   ---------   ----------   -----------   --------------
Associates First
 Capital Corp.-Class A      Nov          $70       1,000     $  595,980   $  331,250     $   264,730
------------------------------------------------------------------------------------------------------
Associates First
 Capital Corp.-Class A      Nov           75       1,000        520,983      150,000         370,983
------------------------------------------------------------------------------------------------------
Arterial Vascular
 Engineering, Inc.          Nov           35       4,500        586,057      323,437         262,620
------------------------------------------------------------------------------------------------------
CVS Corp                    Nov           43       1,500        623,762      553,125          70,637
------------------------------------------------------------------------------------------------------
Compaq Computer Corp.       Nov           30       7,980        774,033    1,895,250      (1,121,217)
------------------------------------------------------------------------------------------------------
Ingram Micro, Inc.          Nov           45       2,222        798,782      569,388         229,394
------------------------------------------------------------------------------------------------------
MCI WorldCom, Inc.          Nov           55       2,500        539,357      414,063         125,294
------------------------------------------------------------------------------------------------------
Pharmacia & Upjohn, Inc.    Nov           50       2,500        648,728      859,375        (210,647)
------------------------------------------------------------------------------------------------------
Providian Financial
 Corp.                      Nov           75       1,000        870,971      681,250         189,721
------------------------------------------------------------------------------------------------------
Providian Financial
 Corp.                      Nov           80       1,500        893,970      571,875         322,095
------------------------------------------------------------------------------------------------------
SBC Communications, Inc.    Nov           45       4,000        513,502      837,500        (323,998)
------------------------------------------------------------------------------------------------------
Warner-Lambert Co.          Nov           70       1,500        725,226    1,293,750        (568,524)
------------------------------------------------------------------------------------------------------
                                                             $8,091,351   $8,480,263     $  (388,912)
======================================================================================================

NOTE 8-CAPITAL STOCK

Changes in the capital stock outstanding during the years ended October 31, 1998 and 1997 were as follows:

                                   1998                          1997
                       ----------------------------   --------------------------
                          SHARES          AMOUNT        SHARES         AMOUNT
                       -------------   ------------   -----------   ------------
Sold
  Class A                 65,753,775   $868,543,898    64,563,425   $804,527,781
--------------------------------------------------------------------------------
  Class B                 32,991,364    431,938,545    37,105,082    454,511,843
--------------------------------------------------------------------------------
  Class C*                 2,736,777     36,139,093       437,883      6,069,012
--------------------------------------------------------------------------------
  Institutional Class        568,334      7,594,968       600,091      7,589,130
--------------------------------------------------------------------------------
Issued as reinvestment
  of dividends:
  Class A                 29,328,588    355,378,824    16,507,011    181,612,880
--------------------------------------------------------------------------------
  Class B                  8,807,895    105,930,618     3,210,439     35,080,359
--------------------------------------------------------------------------------
  Class C*                    67,166        810,828           159          2,155
--------------------------------------------------------------------------------
  Institutional Class        351,483      4,295,496       193,613      2,149,460
--------------------------------------------------------------------------------
Reacquired:
  Class A                (75,327,509)  (988,726,895)  (59,039,148)  (738,440,414)
--------------------------------------------------------------------------------
  Class B                (14,417,738)  (187,443,571)   (7,456,466)   (92,300,267)
--------------------------------------------------------------------------------
  Class C*                  (376,288)    (4,880,836)      (14,629)      (198,599)
--------------------------------------------------------------------------------
  Institutional Class       (636,014)    (8,425,955)     (445,517)    (5,490,877)
--------------------------------------------------------------------------------
                          49,847,833   $621,155,013    55,661,943   $655,112,463
================================================================================

* Class C commenced sales on August 4, 1997.

                                    CHARTER

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Institutional Class capital stock outstanding during each of the years in the five-year period ended October 31, 1998.

                                                               1998       1997       1996       1995       1994
                                                              -------    -------    -------    -------    -------
Net asset value, beginning of period                          $ 13.48    $ 11.24    $ 10.66    $  8.93    $  9.48
------------------------------------------------------------  -------    -------    -------    -------    -------
Income from investment operations:
    Net investment income                                        0.18       0.16       0.24       0.23       0.25
------------------------------------------------------------  -------    -------    -------    -------    -------
    Net gains (losses) on securities (both realized and
     unrealized)                                                 1.24       2.91       1.44       2.07      (0.44)
------------------------------------------------------------  -------    -------    -------    -------    -------
         Total from investment operations                        1.42       3.07       1.68       2.30      (0.19)
------------------------------------------------------------  -------    -------    -------    -------    -------
Less distributions:
    Dividends from net investment income                        (0.14)     (0.16)     (0.20)     (0.24)     (0.20)
------------------------------------------------------------  -------    -------    -------    -------    -------
    Distributions from net realized gains                       (1.34)     (0.67)     (0.90)     (0.33)     (0.16)
------------------------------------------------------------  -------    -------    -------    -------    -------
         Total distributions                                    (1.48)     (0.83)     (1.10)     (0.57)     (0.36)
------------------------------------------------------------  -------    -------    -------    -------    -------
Net asset value, end of period                                $ 13.42    $ 13.48    $ 11.24    $ 10.66    $  8.93
============================================================  =======    =======    =======    =======    =======
Total return                                                    11.69%     29.05%     17.29%     27.45%     (2.02)%
============================================================  =======    =======    =======    =======    =======
Net assets, end of period (000s omitted)                      $43,815    $40,191    $29,591    $25,538    $21,840
============================================================  =======    =======    =======    =======    =======
Ratio of expenses (exclusive of interest) to average net
  assets(a)                                                      0.66%(b)   0.67%      0.69%      0.74%      0.73%
============================================================  =======    =======    =======    =======    =======
Ratio of net investment income to average net assets(c)          1.37%(b)   1.21%      2.24%      1.98%      2.76%
============================================================  =======    =======    =======    =======    =======
Portfolio turnover rate                                           154%       170%       164%       161%       126%
============================================================  =======    =======    =======    =======    =======
Borrowings for the period:
Amount of debt outstanding at end of period (000s omitted)         --         --         --         --         --
============================================================  =======    =======    =======    =======    =======
Average amount of debt outstanding during the period (000s
  omitted)(d)                                                 $    60         --         --         --         --
============================================================  =======    =======    =======    =======    =======
Average number of shares outstanding during the period (000s
  omitted)(d)                                                   3,239         --         --         --         --
============================================================  =======    =======    =======    =======    =======
Average amount of debt per share during the period            $0.0184         --         --         --         --
============================================================  =======    =======    =======    =======    =======

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.67%, 0.68% and 0.70% for 1998-1996.

(b) Ratios are based on average net assets of $42,933,721.

(c) After fee waivers and/or expense reimbursements. Ratios of net investment income prior to fee waivers and/or expense reimbursements were 1.36%, 1.20% and 2.23% for 1998-1996.

(d) Averages computed on a daily basis.

                                    CHARTER

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
AIM Equity Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of the AIM Constellation Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Charter Fund as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                    /s/ KPMG PEAT MARWICK LLP
                                                    KPMG Peat Marwick LLP

Houston, Texas
December 4, 1998

SCHEDULE OF INVESTMENTS

October 31, 1998

                                                    MARKET
                                    SHARES           VALUE
DOMESTIC COMMON STOCKS-91.01%

AEROSPACE/DEFENSE-0.60%

AAR Corp.                           1,000,000   $    23,125,000
---------------------------------------------------------------
BE Aerospace, Inc.(a)                 500,000        10,750,000
---------------------------------------------------------------
Gulfstream Aerospace Corp.(a)         400,000        17,700,000
---------------------------------------------------------------
Sundstrand Corp.                      557,400        26,162,963
---------------------------------------------------------------
                                                     77,737,963
---------------------------------------------------------------

AIRLINES-0.15%

Southwest Airlines Co.                900,000        19,068,750
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.39%

Danaher Corp.                       1,250,000        49,921,875
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.29%

Northern Trust Corp.                  500,000        36,875,000
---------------------------------------------------------------

BANKS (REGIONAL)-2.54%

AmSouth Bancorporation                750,000        30,046,875
---------------------------------------------------------------
First Tennessee National Corp.        510,200        16,166,963
---------------------------------------------------------------
Golden State Bancorp, Inc.(a)       1,350,000        25,903,125
---------------------------------------------------------------
Hibernia Corp.-Class A              1,250,000        20,859,375
---------------------------------------------------------------
Mercantile Bankshares Corp.           500,000        16,312,500
---------------------------------------------------------------
North Fork Bancorporation, Inc.     2,500,000        49,687,500
---------------------------------------------------------------
Star Banc Corp.                     1,575,000       119,109,375
---------------------------------------------------------------
TCF Financial Corp.                 1,000,000        23,562,500
---------------------------------------------------------------
Zions Bancorp                         500,000        26,531,250
---------------------------------------------------------------
                                                    328,179,463
---------------------------------------------------------------

BIOTECHNOLOGY-0.71%

Biogen, Inc.(a)                     1,000,000        69,500,000
---------------------------------------------------------------
Curative Health Services,
  Inc.(a)(b)                          795,000        21,663,750
---------------------------------------------------------------
                                                     91,163,750
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-2.08%

Chancellor Media Corp.(a)             280,002        10,745,077
---------------------------------------------------------------
Clear Channel Communications,
  Inc.(a)                             800,000        36,450,000
---------------------------------------------------------------
Comcast Corp.-Class A               1,500,000        74,062,500
---------------------------------------------------------------
Cox Communications, Inc.-Class A(a)   500,000        27,437,500
---------------------------------------------------------------
Heftel Broadcasting Corp.(a)          501,000        20,603,625
---------------------------------------------------------------
Liberty Media Group(a)              1,500,000        57,093,750
---------------------------------------------------------------
Univision Communications Inc.(a)    1,465,400        43,229,300
---------------------------------------------------------------
                                                    269,621,752
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
COMMUNICATIONS EQUIPMENT-1.49%

Andrew Corp.(a)                       563,400   $     9,225,675
---------------------------------------------------------------
Comverse Technology, Inc.(a)          850,000        39,100,000
---------------------------------------------------------------
General Instrument Corp.(a)         2,000,000        51,375,000
---------------------------------------------------------------
Global TeleSystems Group, Inc.(a)   1,176,400        47,129,525
---------------------------------------------------------------
QUALCOMM, Inc.(a)                     586,000        32,596,250
---------------------------------------------------------------
Tellabs, Inc.(a)                      250,000        13,750,000
---------------------------------------------------------------
                                                    193,176,450
---------------------------------------------------------------

COMPUTERS (HARDWARE)-2.94%

Apple Computer, Inc.(a)               750,000        27,843,750
---------------------------------------------------------------
Comdisco, Inc.                      4,200,000        64,837,500
---------------------------------------------------------------
Dell Computer Corp.(a)              2,400,000       157,500,000
---------------------------------------------------------------
Gateway 2000, Inc.(a)               1,500,000        83,718,750
---------------------------------------------------------------
IDX Systems Corp.(a)                  670,800        28,425,150
---------------------------------------------------------------
Micron Electronics, Inc.(a)           884,000        18,508,750
---------------------------------------------------------------
                                                    380,833,900
---------------------------------------------------------------

COMPUTERS (NETWORKING)-2.54%

Ascend Communications, Inc.(a)      3,500,000       168,875,000
---------------------------------------------------------------
Cisco Systems, Inc.(a)                525,000        33,075,000
---------------------------------------------------------------
3Com Corp.(a)                       3,500,000       126,218,750
---------------------------------------------------------------
                                                    328,168,750
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-2.11%

Adaptec, Inc.(a)                      987,500        15,985,156
---------------------------------------------------------------
EMC Corp.(a)                        2,400,000       154,500,000
---------------------------------------------------------------
Lexmark International Group,
  Inc.(a)                           1,000,000        69,937,500
---------------------------------------------------------------
Seagate Technology , Inc.(a)        1,250,000        32,968,750
---------------------------------------------------------------
                                                    273,391,406
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-10.97%

America Online, Inc.                1,564,700       198,814,693
---------------------------------------------------------------
Aspect Development, Inc.(a)           976,000        30,835,500
---------------------------------------------------------------
BMC Software, Inc.(a)               3,500,000       168,218,750
---------------------------------------------------------------
Cadence Design Systems, Inc.(a)     1,250,000        26,718,750
---------------------------------------------------------------
Citrix Systems, Inc.(a)             1,500,000       106,312,500
---------------------------------------------------------------
Computer Sciences Corp.(a)            750,000        39,562,500
---------------------------------------------------------------
Compuware Corp.(a)                  2,500,000       135,468,750
---------------------------------------------------------------
Concord EFS, Inc.(a)                4,780,100       136,232,850
---------------------------------------------------------------
Electronic Arts, Inc.(a)              500,000        20,562,500
---------------------------------------------------------------
HBO & Co.                           1,000,000        26,250,000
---------------------------------------------------------------
Intuit, Inc.(a)                       725,000        36,612,500
---------------------------------------------------------------
J.D. Edwards & Co.(a)               1,050,000   $    34,387,500
---------------------------------------------------------------

                                 CONSTELLATION

                                                    MARKET
                                    SHARES           VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

Learning Company, Inc. (The)(a)     2,000,000   $    51,625,000
---------------------------------------------------------------
Microsoft Corp.(a)                    300,000        31,762,500
---------------------------------------------------------------
Network Associates, Inc.(a)           704,700        29,949,750
---------------------------------------------------------------
Parametric Technology Co.(a)        2,500,000        41,562,500
---------------------------------------------------------------
Sterling Commerce, Inc.(a)          1,450,000        51,112,500
---------------------------------------------------------------
Sterling Software, Inc.(a)          1,250,000        32,734,375
---------------------------------------------------------------
Synopsys, Inc.(a)                   1,500,000        67,875,000
---------------------------------------------------------------
Veritas Software Corp.(a)             859,700        43,092,463
---------------------------------------------------------------
Wind River Systems(a)               1,000,000        43,812,500
---------------------------------------------------------------
Yahoo! Inc.(a)                        500,000        65,421,875
---------------------------------------------------------------
                                                  1,418,925,256
---------------------------------------------------------------

CONSUMER FINANCE-2.28%

Capital One Financial Corp.           800,000        81,400,000
---------------------------------------------------------------
Countrywide Credit Industries, Inc.   636,900        27,506,118
---------------------------------------------------------------
MBNA Corp.                          1,875,000        42,773,438
---------------------------------------------------------------
Providian Financial Corp.           1,304,000       103,505,000
---------------------------------------------------------------
SLM Holding Corp.                   1,000,000        40,062,500
---------------------------------------------------------------
                                                    295,247,056
---------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.30%

Action Performance Companies,
  Inc.(a)                             500,000        14,937,500
---------------------------------------------------------------
Blyth Industries, Inc.(a)             806,200        22,271,275
---------------------------------------------------------------
                                                     37,208,775
---------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-2.70%

Bergen Brunswig Corp.-Class A       1,000,000        48,812,500
---------------------------------------------------------------
Cardinal Health, Inc.               1,445,445       136,684,892
---------------------------------------------------------------
JP Foodservice, Inc.                  547,900        26,025,250
---------------------------------------------------------------
McKesson Corp.                      1,422,400       109,524,800
---------------------------------------------------------------
Patterson Dental Co.(a)                18,500           763,125
---------------------------------------------------------------
SUPERVALU, INC                      1,125,900        27,021,600
---------------------------------------------------------------
                                                    348,832,167
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.55%

American Power Conversion
  Corp.(a)                          2,000,000        84,875,000
---------------------------------------------------------------
Sanmina Corp.(a)                      387,400        15,883,400
---------------------------------------------------------------
SCI Systems, Inc.(a)                1,000,000        39,500,000
---------------------------------------------------------------
Solectron Corp.(a)                  1,500,000        85,875,000
---------------------------------------------------------------
Symbol Technologies, Inc.           1,750,000        78,312,500
---------------------------------------------------------------
Uniphase Corp.(a)                     500,000        24,750,000
---------------------------------------------------------------
                                                    329,195,900
---------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS)-0.17%

Arrow Electronics, Inc.(a)          1,000,000        21,812,500
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
ELECTRONICS (INSTRUMENTATION)-0.40%

Perkin-Elmer Corp.                    176,300   $    14,864,293
---------------------------------------------------------------
Waters Corp.(a)                       500,000        36,750,000
---------------------------------------------------------------
                                                     51,614,293
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-3.05%

Altera Corp.(a)                     1,321,400        55,003,275
---------------------------------------------------------------
Linear Technology Corp.             1,000,000        59,625,000
---------------------------------------------------------------
Maxim Integrated Products, Inc.(a)  2,000,000        71,375,000
---------------------------------------------------------------
Microchip Technology, Inc.(a)       2,500,175        67,660,985
---------------------------------------------------------------
Micron Technology, Inc.(a)          1,750,000        66,500,000
---------------------------------------------------------------
PMC-Sierra, Inc.(a)                 1,000,000        44,875,000
---------------------------------------------------------------
Xilinx, Inc.(a)                       650,000        29,026,563
---------------------------------------------------------------
                                                    394,065,823
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-0.57%

FINOVA Group, Inc.                    706,400        34,437,000
---------------------------------------------------------------
MGIC Investment Corp.               1,000,000        39,000,000
---------------------------------------------------------------
                                                     73,437,000
---------------------------------------------------------------

FOODS-0.36%

Earthgrains Co. (The)                 260,300         7,809,000
---------------------------------------------------------------
Quaker Oats Co. (The)                 650,000        38,390,625
---------------------------------------------------------------
                                                     46,199,625
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-2.30%

Alpharma, Inc.                        254,967         7,059,399
---------------------------------------------------------------
Forest Laboratories, Inc.(a)          750,000        31,359,375
---------------------------------------------------------------
Jones Medical Industries, Inc.(b)   2,350,850        75,961,840
---------------------------------------------------------------
Medicis Pharmaceutical-Class
  A(a)                                826,900        41,448,363
---------------------------------------------------------------
Mylan Laboratories, Inc.            2,500,000        86,093,750
---------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)     1,000,000        55,625,000
---------------------------------------------------------------
                                                    297,547,727
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-1.31%

Health Management Associates,
  Inc.-Class A(a)                   4,500,045        80,157,051
---------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(a)(b)                1,750,000        89,796,875
---------------------------------------------------------------
                                                    169,953,926
---------------------------------------------------------------

HEALTH CARE (LONG TERM CARE)-0.47%

HCR Manor Care, Inc.(a)               751,700        24,430,250
---------------------------------------------------------------
HEALTHSOUTH Corp.(a)                3,000,000        36,375,000
---------------------------------------------------------------
                                                     60,805,250
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.84%

Express Scripts, Inc.-Class A(a)(b)   700,000        68,381,250
---------------------------------------------------------------
PacifiCare Health Systems,
  Inc.-Class B(a)                     150,000        11,812,500
---------------------------------------------------------------

                                 CONSTELLATION

                                                    MARKET
                                    SHARES           VALUE
HEALTH CARE (MANAGED CARE)-(CONTINUED)

Trigon Healthcare, Inc.(a)            750,000   $    28,125,000
---------------------------------------------------------------
                                                    108,318,750
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-5.07%

Allegiance Corp.                    2,540,400        94,471,125
---------------------------------------------------------------
Arterial Vascular Engineering,
  Inc.(a)                           1,000,000        30,750,000
---------------------------------------------------------------
Bausch & Lomb Inc.                     59,700         2,488,743
---------------------------------------------------------------
Becton, Dickinson & Co.             3,500,000       147,437,500
---------------------------------------------------------------
Biomet, Inc.                        2,500,000        84,843,750
---------------------------------------------------------------
Boston Scientific Corp.(a)(c)         750,000        40,828,125
---------------------------------------------------------------
Guidant Corp.                       1,708,500       130,700,250
---------------------------------------------------------------
Henry Schein, Inc.(a)                 900,000        34,818,750
---------------------------------------------------------------
Safeskin Corp.(a)                     362,100         8,011,462
---------------------------------------------------------------
Sofamor Danek Group, Inc.(a)          500,000        50,812,500
---------------------------------------------------------------
Sybron International Corp.(a)       1,250,000        30,937,500
---------------------------------------------------------------
                                                    656,099,705
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-2.77%

Alza Corp.(a)                       1,200,000        57,450,000
---------------------------------------------------------------
Covance, Inc.(a)                    1,609,600        44,867,600
---------------------------------------------------------------
Lincare Holdings, Inc.(a)           1,000,000        39,937,500
---------------------------------------------------------------
Omnicare, Inc.                      2,950,100       101,962,832
---------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(a)                             524,200         9,927,037
---------------------------------------------------------------
Quintiles Transnational Corp.(a)    1,000,000        45,250,000
---------------------------------------------------------------
Total Renal Care Holdings, Inc.(a)  2,417,933        59,239,358
---------------------------------------------------------------
                                                    358,634,327
---------------------------------------------------------------

HOMEBUILDING-0.69%

Clayton Homes, Inc.                 3,090,000        47,701,875
---------------------------------------------------------------
Fleetwood Enterprises, Inc.           750,000        24,187,500
---------------------------------------------------------------
Kaufman and Broad Home Corp.          616,900        17,620,206
---------------------------------------------------------------
                                                     89,509,581
---------------------------------------------------------------

HOUSEHOLD FURNISHINGS & APPLIANCES-0.65%

Leggett & Platt, Inc.               2,000,000        46,750,000
---------------------------------------------------------------
Maytag Corp.                          750,000        37,078,125
---------------------------------------------------------------
                                                     83,828,125
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.35%

Clorox Co.                            300,000        32,775,000
---------------------------------------------------------------
Dial Corp. (The)                      450,900        12,427,931
---------------------------------------------------------------
                                                     45,202,931
---------------------------------------------------------------

HOUSEWARES-0.17%

Central Garden and Pet Co.(a)         485,500         9,588,625
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
HOUSEWARES-(CONTINUED)

Helen of Troy Ltd.(a)                 846,400   $    12,590,200
---------------------------------------------------------------
                                                     22,178,825
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-1.16%

AFLAC Inc.                            925,000        35,265,625
---------------------------------------------------------------
Provident Companies, Inc.           1,500,000        43,593,750
---------------------------------------------------------------
ReliaStar Financial Corp.           1,502,500        65,828,281
---------------------------------------------------------------
Torchmark Corp.                       129,200         5,652,500
---------------------------------------------------------------
                                                    150,340,156
---------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-0.11%

Progressive Corp.                      96,800        14,253,800
---------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-1.04%

Edwards (A.G.), Inc.                  750,000        25,921,875
---------------------------------------------------------------
Lehman Brothers Holdings, Inc.        350,000        13,278,125
---------------------------------------------------------------
Schwab (Charles) Corp.              2,000,000        95,875,000
---------------------------------------------------------------
                                                    135,075,000
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.46%

T. Rowe Price Associates, Inc.      1,658,600        58,983,963
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.77%

Harley-Davidson, Inc.               2,350,000        91,062,500
---------------------------------------------------------------
Speedway Motorsports, Inc.(a)         400,000         8,400,000
---------------------------------------------------------------
                                                     99,462,500
---------------------------------------------------------------

LODGING-HOTELS-0.10%

Host Marriott Corp.(a)                896,000        12,992,000
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.02%

Applied Power, Inc.-Class A            95,000         2,618,438
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-0.76%

Corning Inc.                        1,000,000        36,312,500
---------------------------------------------------------------
Crane Co.                             464,550        13,384,846
---------------------------------------------------------------
Hillenbrand Industries, Inc.          500,000        29,593,750
---------------------------------------------------------------
Pentair, Inc.                         500,000        18,812,500
---------------------------------------------------------------
                                                     98,103,596
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.15%

Avery Dennison Corp.                  471,000        19,517,063
---------------------------------------------------------------

NATURAL GAS-0.80%

El Paso Energy Corp.                1,500,000        53,156,250
---------------------------------------------------------------
KN Energy, Inc.                     1,000,000        49,687,500
---------------------------------------------------------------
                                                    102,843,750
---------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.27%

Herman Miller, Inc.                 1,100,000        24,268,750
---------------------------------------------------------------


                                     FS-17
                                 CONSTELLATION

                                                    MARKET
                                    SHARES           VALUE
OFFICE EQUIPMENT & SUPPLIES-(CONTINUED)

HON INDUSTRIES, Inc.                  529,000   $    11,208,187
---------------------------------------------------------------
                                                     35,476,937
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-2.04%

Baker Hughes, Inc.                  2,000,000        44,125,000
---------------------------------------------------------------
BJ Services Co.(a)                  1,500,000        30,656,250
---------------------------------------------------------------
Cooper Cameron Corp.(a)             1,500,000        52,125,000
---------------------------------------------------------------
Diamond Offshore Drilling, Inc.     1,000,000        30,687,500
---------------------------------------------------------------
Global Industries Ltd.(a)           2,450,000        23,581,250
---------------------------------------------------------------
Rowan Companies, Inc.(a)            2,000,000        29,125,000
---------------------------------------------------------------
Transocean Offshore Inc.              500,000        18,468,750
---------------------------------------------------------------
Varco International, Inc.(a)(b)     3,225,000        34,870,312
---------------------------------------------------------------
                                                    263,639,062
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-0.44%

Apache Corp.                        1,500,000        42,468,750
---------------------------------------------------------------
Santa Fe Energy Resources, Inc.(a)  1,750,000        14,218,750
---------------------------------------------------------------
                                                     56,687,500
---------------------------------------------------------------

PERSONAL CARE-0.26%

Rexall Sundown, Inc.(a)             1,891,800        33,934,163
---------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-0.32%

AES Corp.(a)                        1,000,000        40,937,500
---------------------------------------------------------------

PUBLISHING-0.38%

McGraw-Hill Companies, Inc.
  (The)                               550,000        49,465,625
---------------------------------------------------------------

RAILROADS-0.37%

Kansas City Southern Industries,
  Inc.                              1,250,000        48,281,250
---------------------------------------------------------------

RESTAURANTS-1.58%

Brinker International, Inc.(a)      2,000,000        48,375,000
---------------------------------------------------------------
Outback Steakhouse, Inc.(a)         1,125,000        38,953,125
---------------------------------------------------------------
Papa John's International, Inc.(a)    689,300        26,171,859
---------------------------------------------------------------
Starbucks Corp.(a)                  1,000,000        43,375,000
---------------------------------------------------------------
Tricon Global Restaurants, Inc.(a)  1,100,000        47,850,000
---------------------------------------------------------------
                                                    204,724,984
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.33%

Lowe's Companies, Inc.              1,250,000        42,109,375
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-1.90%

Best Buy Co., Inc.(a)                 500,000        24,000,000
---------------------------------------------------------------
CDW Computer Centers, Inc.(a)       1,000,000        74,937,500
---------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)         750,000        34,125,000
---------------------------------------------------------------
Tandy Corp.                         1,250,000        61,953,125
---------------------------------------------------------------
Tech Data Corp.(a)                  1,299,300        51,159,938
---------------------------------------------------------------
                                                    246,175,563
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
RETAIL (DEPARTMENT STORES)-0.46%

Kohl's Corp.(a)                     1,250,000   $    59,765,625
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-1.27%

Consolidated Stores Corp.(a)        1,000,000        16,437,500
---------------------------------------------------------------
Dollar General Corp.                1,000,000        23,875,000
---------------------------------------------------------------
Dollar Tree Stores, Inc.(a)         1,810,600        69,821,262
---------------------------------------------------------------
Family Dollar Stores, Inc.          2,100,000        38,062,500
---------------------------------------------------------------
Ross Stores, Inc.                     500,000        16,250,000
---------------------------------------------------------------
                                                    164,446,262
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.80%

Rite Aid Corp.                      2,600,040       103,189,088
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-1.62%

Kroger Co.(a)                       2,637,400       146,375,700
---------------------------------------------------------------
Safeway, Inc.(a)                    1,325,000        63,351,563
---------------------------------------------------------------
                                                    209,727,263
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.86%

Dayton Hudson Corp.                   750,000        31,781,250
---------------------------------------------------------------
Fred Meyer, Inc.(a)                 1,500,000        79,968,750
---------------------------------------------------------------
                                                    111,750,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-2.60%

Bed Bath & Beyond, Inc.(a)          2,750,100        75,799,631
---------------------------------------------------------------
Linens 'N Things, Inc.(a)             285,300         8,826,468
---------------------------------------------------------------
Michaels Stores, Inc.(a)            1,000,000        20,000,000
---------------------------------------------------------------
Office Depot, Inc.(a)               2,000,000        50,000,000
---------------------------------------------------------------
Staples, Inc.(a)                    4,750,000       154,968,750
---------------------------------------------------------------
Williams-Sonoma, Inc.(a)            1,000,000        27,250,000
---------------------------------------------------------------
                                                    336,844,849
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-1.53%

Abercrombie & Fitch Co.-Class A(a)    795,000        31,551,563
---------------------------------------------------------------
Gap, Inc. (The)                     1,000,000        60,125,000
---------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)(b)   2,250,075        54,564,318
---------------------------------------------------------------
TJX Companies, Inc.                 2,700,000        51,131,250
---------------------------------------------------------------
                                                    197,372,131
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.72%

Dime Bancorp, Inc.                  2,541,500        60,519,469
---------------------------------------------------------------
GreenPoint Financial Corp.          1,000,000        32,812,500
---------------------------------------------------------------
                                                     93,331,969
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-1.89%

Interpublic Group of Companies,
  Inc.                                500,000        29,250,000
---------------------------------------------------------------
Lamar Advertising Co.(a)              450,000        14,048,439
---------------------------------------------------------------
Omnicom Group, Inc.                 2,500,000       123,593,750
---------------------------------------------------------------

                                 CONSTELLATION

                                                    MARKET
                                    SHARES           VALUE
SERVICES (ADVERTISING/MARKETING)-(CONTINUED)

Outdoor Systems, Inc.(a)            1,500,000   $    33,093,750
---------------------------------------------------------------
Snyder Communications, Inc.(a)      1,250,000        44,609,375
---------------------------------------------------------------
                                                    244,595,314
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-2.92%

Apollo Group, Inc.(a)               1,000,000        32,125,000
---------------------------------------------------------------
ChoicePoint, Inc.(a)                  467,300        22,079,926
---------------------------------------------------------------
Cintas Corp.                        1,315,900        70,400,650
---------------------------------------------------------------
G & K Services, Inc.-Class A          350,000        16,012,500
---------------------------------------------------------------
IMS Health Inc.                       677,000        45,020,500
---------------------------------------------------------------
Service Corp. International         2,626,500        93,569,062
---------------------------------------------------------------
Stewart Enterprises, Inc.- Class A  2,600,000        59,962,500
---------------------------------------------------------------
Viad Corp.                          1,382,400        37,929,600
---------------------------------------------------------------
                                                    377,099,738
---------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-1.23%

Ciber, Inc.(a)                        500,000         9,812,500
---------------------------------------------------------------
Gartner Group, Inc.-Class A(a)      1,300,000        25,837,500
---------------------------------------------------------------
Keane, Inc.(a)                      1,050,000        34,912,500
---------------------------------------------------------------
Policy Management Systems Corp.(a)    474,400        21,555,550
---------------------------------------------------------------
SunGard Data Systems Inc.(a)        2,000,000        67,500,000
---------------------------------------------------------------
                                                    159,618,050
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-4.36%

Affiliated Computer Services,
  Inc.(a)                           1,000,000        37,000,000
---------------------------------------------------------------
Billing Concepts Corp.(a)           1,596,800        22,554,800
---------------------------------------------------------------
Ceridian Corp.(a)                   1,300,000        74,587,500
---------------------------------------------------------------
CSG Systems International, Inc.(a)    903,100        49,218,950
---------------------------------------------------------------
DST Systems, Inc.(a)                  750,000        37,500,000
---------------------------------------------------------------
Equifax, Inc.                       1,750,000        67,703,125
---------------------------------------------------------------
Fiserv, Inc.(a)                     2,500,000       116,250,000
---------------------------------------------------------------
National Data Corp.                 1,000,200        33,881,775
---------------------------------------------------------------
NOVA Corp.(a)                         893,750        25,807,032
---------------------------------------------------------------
Paychex, Inc.                       2,000,000        99,500,000
---------------------------------------------------------------
                                                    564,003,182
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.23%

Robert Half International, Inc.(a)    750,000        30,093,750
---------------------------------------------------------------

SPECIALTY PRINTING-0.23%

Valassis Communications, Inc.(a)      750,000        29,906,250
---------------------------------------------------------------

TELEPHONE-0.86%

Century Telephone Enterprises,
  Inc.                              1,499,950        85,215,909
---------------------------------------------------------------
Cincinnati Bell, Inc.               1,000,000        25,937,500
---------------------------------------------------------------
                                                    111,153,409
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
TEXTILES (APPAREL)-0.61%

Jones Apparel Group, Inc.(a)        1,250,000   $    21,562,500
---------------------------------------------------------------
Nautica Enterprises, Inc.(a)        1,000,000        20,687,500
---------------------------------------------------------------
Russell Corp.                         912,900        22,423,107
---------------------------------------------------------------
Tommy Hilfiger Corp.(a)               300,000        13,931,250
---------------------------------------------------------------
                                                     78,604,357
---------------------------------------------------------------

TEXTILES (HOME FURNISHINGS)-0.22%

Shaw Industries, Inc.               1,650,000        28,668,750
---------------------------------------------------------------

WASTE MANAGEMENT-1.53%

Allied Waste Industries, Inc.(a)    2,693,230        58,241,099
---------------------------------------------------------------
Republic Services, Inc.(a)          1,225,000        26,796,876
---------------------------------------------------------------
Waste Management, Inc.              2,500,000       112,812,501
---------------------------------------------------------------
                                                    197,850,476
---------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $8,593,150,443)                      11,770,399,289
---------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS-2.90%

CANADA-0.41%

CanWest Global Communications Corp.
  (Broadcasting-Television,
  Radio & Cable)                    1,500,000        17,531,250
---------------------------------------------------------------
Newcourt Credit Group, Inc.
  (Financial-Diversified)           1,087,500        35,751,562
---------------------------------------------------------------
                                                     53,282,812
---------------------------------------------------------------

FINLAND-1.16%

Nokia Oyj A.B.-Class A-ADR
  (Communications Equipment)        1,610,300       149,858,544
---------------------------------------------------------------

FRANCE-0.09%

Coflexip S.A.-ADR
  (Manufacturing-Specialized)         239,500        11,525,938
---------------------------------------------------------------

IRELAND-0.81%

Elan Corp. PLC-ADR (Health
  Care-Drugs-Generic & Other)(a)    1,500,000       105,093,750
---------------------------------------------------------------

ISRAEL-0.13%

ECI Telecommunications Ltd.
  (Communications Equipment)          500,000        16,562,500
---------------------------------------------------------------

NETHERLANDS-0.14%

Core Laboratories N.V. (Oil &
  Gas-Drilling & Equipment)(a)        800,000        18,050,000
---------------------------------------------------------------

UNITED KINGDOM-0.16%

Stolt Comex Seaway, S.A. (Oil &
  Gas-Exploration
  & Production)(a)(b)               1,150,000        14,662,500
---------------------------------------------------------------

                                 CONSTELLATION

                                                    MARKET
                                    SHARES           VALUE
UNITED KINGDOM-(CONTINUED)

Stolt Comex Seaway, S.A. - ADR
  (Oil & Gas-Exploration &
  Production)(a)                      575,000   $     5,929,687
---------------------------------------------------------------
                                                     20,592,187
---------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $240,390,852)                                 374,965,731
---------------------------------------------------------------

                                  PRINCIPAL
                                    AMOUNT
CONVERTIBLE CORPORATE BONDS-0.39%

COMPUTERS (PERIPHERALS)-0.39%

EMC Corp., Conv. Sub. Notes,
  3.25%, 03/15/02 (Cost
  $23,700,075)                   $ 17,500,000        50,553,125
---------------------------------------------------------------
                                       SHARES

WARRANTS-0.04%

BANKS (REGIONAL)-0.04%

Golden State Bancorp,
  Litigation Wts., expiring
  01/01/01 (Cost $5,682,639)        1,000,000         4,875,000
---------------------------------------------------------------

                                  PRINCIPAL
                                    AMOUNT
MASTER NOTE AGREEMENT-1.00%

Merrill Lynch Co. Inc.,
  5.9675%(d)(Cost $129,000,000)  $129,000,000   $   129,000,000
---------------------------------------------------------------

                                  PRINCIPAL         MARKET
                                    AMOUNT           VALUE
REPURCHASE AGREEMENTS-3.28%(e)

Dresdner Kleinwort, Benson,
  North America LLC, 5.55%,
  11/02/98(f)                    $  9,350,759   $     9,350,759
---------------------------------------------------------------
Goldman, Sachs & Co., 5.55%,
  11/02/98(g)                     115,090,451       115,090,451
---------------------------------------------------------------
Salomon Smith Barney, Inc.,
  5.55%(h)                        300,000,000       300,000,000
---------------------------------------------------------------
    Total Repurchase Agreements
      (Cost $424,441,210)                           424,441,210
---------------------------------------------------------------

TIME DEPOSITS-2.09%

Societe Generale Bank, 5.25%,
  11/02/98                        108,141,977       108,141,977
---------------------------------------------------------------
State Street Cayman, 5.00%,
  11/02/98                        161,909,549       161,909,549
---------------------------------------------------------------
    Total Time Deposits (Cost
      $270,051,526)                                 270,051,526
---------------------------------------------------------------
TOTAL INVESTMENTS-100.71%                        13,024,285,881
---------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(0.71%)               (91,205,266)
---------------------------------------------------------------
NET ASSETS-100.00%                              $12,933,080,615
===============================================================

Notes to Schedule of Investments:


(a) Non-income producing security.
(b) Affiliated issuers are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has never owned enough of the outstanding voting securities of any issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate market value of these securities as of 10/31/98 was $359,900,845 which represented 2.78% of the Fund's net assets.
(c) A portion of this security is subject to call options written. See Note 8.
(d) Master Note Purchase Agreement may be terminated by either party upon two business days' prior written notice, at which time all amounts outstanding under notes purchased under the Master Note Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 10/31/98.
(e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Joint repurchase agreement entered into 10/30/98 with a maturing value of $300,138,750. Collateralized by $485,457,284 U.S. Government obligations, 0% to 8.50% due 01/07/99 to 08/01/37 with an aggregate market value at 10/31/98 of $306,003,830.
(g) Joint repurchase agreement entered into 10/30/98 with a maturing value of $277,128,113. Collateralized by $273,207,000 U.S. Government obligations 5.00% to 9.40% due 11/10/98 to 12/15/43 with an aggregate market value at 10/31/98 of $282,540,300.
(h) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $1,159,504,000 U.S. Government obligations 0% to 10.70% due 11/01/98 to
    07/15/45 with an aggregate market value at 10/31/98 of $1,020,000,062.

Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
Deb.  - Debentures
Sub.  - Subordinated
Wts.  - Warrants

See Notes to Financial Statements.

                                 CONSTELLATION

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1998

ASSETS:

Investments, at market value (cost
  $9,686,416,745)                            $13,024,285,881
------------------------------------------------------------
Receivables for:
  Investments sold                                81,487,021
------------------------------------------------------------
  Capital stock sold                              25,412,005
------------------------------------------------------------
  Dividends and interest                           2,838,985
------------------------------------------------------------
Investment for deferred compensation plan            142,702
------------------------------------------------------------
Other assets                                          20,271
------------------------------------------------------------
      Total assets                            13,134,186,865
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                          131,879,165
------------------------------------------------------------
  Capital stock reacquired                        53,735,073
------------------------------------------------------------
  Deferred compensation                              142,702
------------------------------------------------------------
Options written (premiums received
  $357,644)                                          210,938
------------------------------------------------------------
Accrued advisory fees                              6,134,883
------------------------------------------------------------
Accrued administrative services fees                  26,319
------------------------------------------------------------
Accrued directors' fees                                6,500
------------------------------------------------------------
Accrued distribution fees                          4,590,417
------------------------------------------------------------
Accrued transfer agent fees                        3,529,174
------------------------------------------------------------
Accrued operating expenses                           851,079
------------------------------------------------------------
      Total liabilities                          201,106,250
------------------------------------------------------------
Net assets applicable to shares outstanding  $12,933,080,615
============================================================

NET ASSETS:

Class A                                      $12,391,844,029
============================================================
Class B                                      $   275,675,564
============================================================
Class C                                      $    76,521,669
============================================================
Institutional Class                          $   189,039,353
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                    470,007,075
============================================================
Class B:
  Authorized                                   1,000,000,000
------------------------------------------------------------
  Outstanding                                     10,558,108
============================================================
Class C:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                      2,931,610
============================================================
Institutional Class:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      6,936,768
============================================================
Class A:
  Net asset value and redemption price per
    share                                    $         26.37
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $26.37
    divided by 94.50%)                       $         27.90
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         26.11
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         26.10
============================================================
Institutional Class:
  Net asset value, offering and redemption
    price per share                          $         27.25
============================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 1998

INVESTMENT INCOME:

Dividends (net of $564,597 foreign
  withholding tax)                            $   40,677,717
------------------------------------------------------------
Interest                                          48,508,823
------------------------------------------------------------
    Total investment income                       89,186,540
------------------------------------------------------------

EXPENSES:

Advisory fees                                     89,630,173
------------------------------------------------------------
Administrative services fees                         295,926
------------------------------------------------------------
Custodian fees                                       637,815
------------------------------------------------------------
Directors' fees                                       96,730
------------------------------------------------------------
Distribution fees-Class A                         41,684,536
------------------------------------------------------------
Distribution fees-Class B                          1,576,409
------------------------------------------------------------
Distribution fees-Class C                            506,546
------------------------------------------------------------
Transfer agent fees-Class A                       24,340,018
------------------------------------------------------------
Transfer agent fees-Class B                          601,845
------------------------------------------------------------
Transfer agent fees-Class C                          169,272
------------------------------------------------------------
Transfer agent fees-Institutional Class               17,618
------------------------------------------------------------
Other                                              1,734,916
------------------------------------------------------------
    Total expenses                               161,291,804
------------------------------------------------------------
Less: Fees waived by advisor                      (3,074,705)
------------------------------------------------------------
    Expenses paid indirectly                        (332,613)
------------------------------------------------------------
    Net expenses                                 157,884,486
------------------------------------------------------------
Net investment income (loss)                     (68,697,946)
------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          482,260,826
------------------------------------------------------------
  Foreign currencies                               1,025,913
------------------------------------------------------------
  Futures contracts                              (24,781,162)
------------------------------------------------------------
  Option contracts written                           819,195
------------------------------------------------------------
                                                 459,324,772
------------------------------------------------------------
Net unrealized appreciation (depreciation) of:
  Investment securities                         (664,462,047)
------------------------------------------------------------
  Foreign currencies                                  (1,413)
------------------------------------------------------------
  Futures contracts                               16,400,635
------------------------------------------------------------
  Option contracts written                           146,706
------------------------------------------------------------
                                                (647,916,119)
------------------------------------------------------------
      Net gain (loss) from investment
         securities, foreign currencies,
         futures and option contracts           (188,591,347)
------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ (257,289,293)
============================================================

See Notes to Financial Statements.

                                 CONSTELLATION

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1998 and 1997

                                                                   1998                1997
                                                              ---------------     ---------------
OPERATIONS:

  Net investment income (loss)                                $   (68,697,946)    $   (51,626,612)
-------------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and option contracts                      459,324,772       1,046,160,029
-------------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities, foreign currencies, futures and option
    contracts                                                    (647,916,119)      1,234,273,644
-------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets resulting from
       operations                                                (257,289,293)      2,228,807,061
-------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                      (1,023,550,465)       (401,536,883)
-------------------------------------------------------------------------------------------------
  Class B                                                          (2,750,431)                 --
-------------------------------------------------------------------------------------------------
  Class C                                                          (2,040,204)                 --
-------------------------------------------------------------------------------------------------
  Institutional Class                                             (13,510,099)        (10,336,039)
-------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        (667,156,467)      1,280,740,251
-------------------------------------------------------------------------------------------------
  Class B                                                         292,437,630                  --
-------------------------------------------------------------------------------------------------
  Class C                                                          60,444,760          22,611,449
-------------------------------------------------------------------------------------------------
  Institutional Class                                              17,436,212        (139,767,829)
-------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets                   (1,595,978,357)      2,980,518,010
-------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          14,529,058,972      11,548,540,962
-------------------------------------------------------------------------------------------------
  End of period                                               $12,933,080,615     $14,529,058,972
=================================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $ 9,156,848,152     $ 9,520,633,579
-------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (994,714)           (270,243)
-------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, futures and option
    contracts                                                     439,210,537       1,022,762,877
-------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                    3,338,016,640       3,985,932,759
-------------------------------------------------------------------------------------------------
                                                              $12,933,080,615     $14,529,058,972
=================================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios: AIM Constellation Fund, AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund and AIM Weingarten Fund. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Institutional Class. Class B shares commenced sales on November 3, 1997. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek capital appreciation.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is

                                 CONSTELLATION
     not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair market value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1998, paid in capital was decreased by $66,947,562, undistributed net investment income was increased by $67,973,475 and undistributed net realized gains decreased by $1,025,913 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.
E. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
F. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
G. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
H. Covered Call Options -- The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to

                                 CONSTELLATION
     such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
       A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to voluntarily waive a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. Under the voluntary waiver, AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. During the year ended October 31, 1998, AIM waived fees of $3,074,705. The waiver is entirely voluntary but approval is required by the Board of Directors for any decision by AIM to discontinue the waiver. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1998, AIM was reimbursed $295,926 for such services.
  The Fund, pursuant to a transfer agent and shareholder service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. On September 20, 1997, the Board of Directors approved appointment of AFS as transfer agent of the Institutional Class effective December 29, 1997. During the year ended October 31, 1998, AFS was paid $11,110,534 with respect to the Class A, Class B and Class C shares and for the period December 29, 1997 through October 31, 1998, AFS was paid $14,933 with respect to the Institutional Class. Prior to the effective date of the agreement with AFS, the Fund paid A I M Institutional Fund Services, Inc. $2,685 pursuant to a transfer agency and shareholder services agreement with respect to the Institutional Class for the period November 1, 1997 through December 28, 1997.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 1998, the Class A shares, Class B shares and Class C shares paid AIM Distributors $41,684,536, $1,576,409, and $506,546, respectively as compensation under the Plans.
  AIM Distributors received commissions of $5,261,392 from sales of the Class A shares of the Fund during the year ended October 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1998, AIM Distributors received commissions of $510,316 in contingent deferred sales charges imposed on the redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, and FMC.
  During the year ended October 31, 1998, the Fund paid legal fees of $31,902 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the year ended October 31, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $147,814 and $184,799, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $332,613 during the year ended October 31, 1998.

                                 CONSTELLATION

NOTE 4-DIRECTOR'S FEES

Director's fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on May 1, 1998, the Fund was limited to borrowing up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended October 31, 1998, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1998 was $10,221,437,067 and $11,626,322,625, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1998, on a tax basis, is as follows:

Aggregate unrealized appreciation of
  investment securities                     $3,684,499,221
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (373,354,606)
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                $3,311,144,615
==========================================================

Cost of investments for tax purposes is $9,713,141,266.
NOTE 7-CAPITAL STOCK
Changes in the capital stock outstanding during the years ended October 31, 1998 and 1997 were as follows:

                                    1998                             1997
                       ------------------------------   ------------------------------
                          SHARES          AMOUNT           SHARES          AMOUNT
                       ------------   ---------------   ------------   ---------------
Sold:
  Class A               271,511,337   $ 7,555,171,888    211,624,665   $ 5,717,830,615
--------------------------------------------------------------------------------------
  Class B*               12,877,388       356,713,527             --                --
--------------------------------------------------------------------------------------
  Class C**               2,960,570        81,123,332        745,655        22,872,597
--------------------------------------------------------------------------------------
  Institutional Class     2,149,830        60,442,629      5,274,034       141,917,489
--------------------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends:
  Class A                38,633,795       977,878,833     15,529,296       381,406,093
--------------------------------------------------------------------------------------
  Class B*                  104,498         2,643,686             --                --
--------------------------------------------------------------------------------------
  Class C**                  76,723         1,938,518             --                --
--------------------------------------------------------------------------------------
  Institutional Class       494,582        12,886,955        387,258         9,720,186
--------------------------------------------------------------------------------------
Reacquired:
  Class A              (330,045,727)   (9,200,207,188)  (178,999,514)   (4,818,496,457)
--------------------------------------------------------------------------------------
  Class B*               (2,423,778)      (66,919,583)            --                --
--------------------------------------------------------------------------------------
  Class C**                (842,846)      (22,617,090)        (8,492)         (261,148)
--------------------------------------------------------------------------------------
  Institutional Class    (1,977,243)      (55,893,372)   (10,657,023)     (291,405,504)
--------------------------------------------------------------------------------------
                         (6,480,871)  $  (296,837,865)    43,895,879   $ 1,163,583,871
======================================================================================

*Class B Shares commenced sales on November 3, 1997.

**Class C Shares commenced sales on August 4, 1997.

NOTE 8-OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended October 31, 1998 are summarized as follows:

                                        OPTION CONTRACTS
                                     -----------------------
                                     NUMBER OF    PREMIUMS
                                     CONTRACTS    RECEIVED
                                     ---------   -----------
Beginning of period                        --             --
-----------------------------------   -------    -----------
Written                                29,238    $ 7,032,081
-----------------------------------   -------    -----------
Closed                                (17,332)    (3,926,728)
-----------------------------------   -------    -----------
Expired                                (6,031)      (484,785)
-----------------------------------   -------    -----------
Exercised                              (4,000)    (2,262,924)
-----------------------------------   -------    -----------
End of Period                           1,875    $   357,644
===================================   =======    ===========

Open call option contracts written at October 31, 1998 were as follows:

                          CONTRACT  STRIKE   NUMBER OF   PREMIUM    OCTOBER 31, 1998    UNREALIZED
ISSUE                      MONTH    PRICE    CONTRACTS   RECEIVED     MARKET VALUE     APPRECIATION
-----                     --------  ------   ---------   --------   ----------------   ------------
Boston Scientific Corp.    Dec. 98   $65       1,875     $357,644       $210,938         $146,706
========================  ========   ===       =====     ========       ========         ========

                                 CONSTELLATION

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Institutional Class capital stock outstanding during each of the years in the five-year period ended October 31, 1998.

                                                                1998         1997         1996         1995         1994
                                                              --------     --------     --------     --------     --------
Net asset value, beginning of period                          $  30.00     $  26.01     $  24.05     $  18.49     $  17.13
------------------------------------------------------------  --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income                                             --         0.02         0.04         0.02         0.03
------------------------------------------------------------  --------     --------     --------     --------     --------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.65)        4.86         2.67         6.06         1.33
------------------------------------------------------------  --------     --------     --------     --------     --------
    Total from investment operations                             (0.65)        4.88         2.71         6.08         1.36
------------------------------------------------------------  --------     --------     --------     --------     --------
Less distributions:
  Distributions from net realized gains                          (2.10)       (0.89)       (0.75)       (0.52)          --
------------------------------------------------------------  --------     --------     --------     --------     --------
Net asset value, end of period                                $  27.25     $  30.00     $  26.01     $  24.05     $  18.49
============================================================  ========     ========     ========     ========     ========
Total return                                                     (1.85)%      19.42%       11.81%       34.09%        7.94%
============================================================  ========     ========     ========     ========     ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $189,039     $188,109     $293,035     $138,918     $ 39,847
============================================================  ========     ========     ========     ========     ========
Ratio of expenses to average net assets(a)                        0.63%(b)     0.65%        0.66%        0.66%        0.69%
============================================================  ========     ========     ========     ========     ========
Ratio of net investment income (loss) to average net
  assets(c)                                                      (0.01)%(b)    0.06%        0.21%        0.18%        0.36%
============================================================  ========     ========     ========     ========     ========
Portfolio turnover rate                                             76%          67%          58%          45%          79%
============================================================  ========     ========     ========     ========     ========

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.65%, 0.67%, 0.67%, 0.68% and 0.70% for 1998-1994.
(b) Ratios are based on average net assets of $195,687,140.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) prior to fee waivers and/or expense reimbursements were (0.03)%, 0.04%, 0.20%, 0.16% and 0.35% for 1998-1994.

--------------------------------------------------------------------------------

                                 CONSTELLATION

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
AIM Equity Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of AIM Weingarten Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Weingarten Fund as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended in conformity with generally accepted accounting principles.


                                                    /s/KPMG PEAT MARWICK LLP
                                                    KPMG Peat Marwick LLP

Houston, Texas
December 4, 1998

SCHEDULE OF INVESTMENTS

October 31, 1998

                                                     MARKET
                                     SHARES          VALUE
DOMESTIC COMMON STOCKS-87.33%

BANKS (REGIONAL)-0.46%

North Fork Bancorporation, Inc.      1,600,000   $   31,800,000
---------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-0.34%

PepsiCo, Inc.                          702,100       23,695,875
---------------------------------------------------------------

BIOTECHNOLOGY-0.74%

Amgen, Inc.(a)                         650,000       51,065,625
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-5.48%

Chancellor Media Corp.(a)            1,200,000       46,050,000
---------------------------------------------------------------
Clear Channel Communications,
  Inc.(a)                            1,030,460       46,950,334
---------------------------------------------------------------
Comcast Corp.-Class A                1,500,000       74,062,500
---------------------------------------------------------------
Cox Communications, Inc.-Class
  A(a)                                 281,400       15,441,825
---------------------------------------------------------------
Jacor Communications, Inc.(a)          925,000       50,875,000
---------------------------------------------------------------
Liberty Media Group(a)                 299,800       11,411,137
---------------------------------------------------------------
MediaOne Group, Inc.(a)                950,500       40,218,031
---------------------------------------------------------------
Tele-Communications, Inc.-Class
  A(a)                               2,200,000       92,675,000
---------------------------------------------------------------
                                                    377,683,827
---------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-0.59%

Monsanto Co.                         1,000,000       40,625,000
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.61%

Lucent Technologies, Inc.(b)           525,000       42,098,438
---------------------------------------------------------------

COMPUTERS (HARDWARE)-4.45%

Dell Computer Corp.(a)(b)            1,700,000      111,562,500
---------------------------------------------------------------
International Business Machines
  Corp.                              1,034,800      153,603,125
---------------------------------------------------------------
Sun Microsystems, Inc.(a)              713,400       41,555,550
---------------------------------------------------------------
                                                    306,721,175
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.91%

Ascend Communications, Inc.(a)       1,444,000       69,673,000
---------------------------------------------------------------
Cisco Systems, Inc.(a)                 850,000       53,550,000
---------------------------------------------------------------
3Com Corp.(a)                          236,900        8,543,206
---------------------------------------------------------------
                                                    131,766,206
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.90%

EMC Corp.(a)                           959,000       61,735,625
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-9.75%

America Online, Inc.(a)(b)           1,350,000      171,534,375
---------------------------------------------------------------
BMC Software, Inc.(a)                1,500,000       72,093,750
---------------------------------------------------------------
Cadence Design Systems,
  Inc.(a)(b)                           600,000       12,825,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

Computer Sciences Corp.(a)(b)          685,500   $   36,160,125
---------------------------------------------------------------
Compuware Corp.(a)                   1,100,000       59,606,250
---------------------------------------------------------------
Concord EFS, Inc.(a)                 1,013,300       28,879,050
---------------------------------------------------------------
HBO & Co.                            1,200,000       31,500,000
---------------------------------------------------------------
Microsoft Corp.(a)                   2,166,500      229,378,188
---------------------------------------------------------------
Unisys Corp.(a)                      1,150,000       30,618,750
---------------------------------------------------------------
                                                    672,595,488
---------------------------------------------------------------

CONSUMER FINANCE-0.50%

Providian Financial Corp.              434,500       34,488,437
---------------------------------------------------------------

DISTRIBUTORS (FOOD &
  HEALTH)-2.32%

AmeriSource Health Corp.-Class
  A(a)                                 600,000       31,462,500
---------------------------------------------------------------
Cardinal Health, Inc.                1,000,000       94,562,500
---------------------------------------------------------------
McKesson Corp.                         149,600       11,519,200
---------------------------------------------------------------
Sysco Corp.                            835,700       22,511,668
---------------------------------------------------------------
                                                    160,055,868
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.68%

AMP Inc.(b)                          1,000,000       41,062,500
---------------------------------------------------------------
General Electric Co.                   912,100       79,808,750
---------------------------------------------------------------
SCI Systems, Inc.(a)                   612,800       24,205,600
---------------------------------------------------------------
Symbol Technologies, Inc.              885,450       39,623,887
---------------------------------------------------------------
                                                    184,700,737
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-1.49%

Altera Corp.(a)                        266,100       11,076,413
---------------------------------------------------------------
Intel Corp.                            898,000       80,090,375
---------------------------------------------------------------
Xilinx, Inc.(a)                        255,700       11,418,603
---------------------------------------------------------------
                                                    102,585,391
---------------------------------------------------------------

ENTERTAINMENT-0.83%

Time Warner, Inc.                      408,800       37,941,750
---------------------------------------------------------------
Viacom, Inc.-Class B(a)                326,500       19,549,187
---------------------------------------------------------------
                                                     57,490,937
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-7.83%

American Express Co.                   400,000       35,350,000
---------------------------------------------------------------
Citigroup, Inc.                        405,050       19,062,666
---------------------------------------------------------------
Federal National Mortgage
  Association                        1,340,700       94,938,319
---------------------------------------------------------------
Freddie Mac                          2,725,000      156,687,500
---------------------------------------------------------------
Heller Financial, Inc.                 965,400       23,169,600
---------------------------------------------------------------

                                     FS-28

                                   WEINGARTEN

                                                     MARKET
                                     SHARES          VALUE
FINANCIAL (DIVERSIFIED)-(CONTINUED)

MBIA, Inc.                           1,375,000   $   84,046,875
---------------------------------------------------------------
MGIC Investment Corp.                1,127,940       43,989,660
---------------------------------------------------------------
SunAmerica, Inc.                     1,175,000       82,837,500
---------------------------------------------------------------
                                                    540,082,120
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-6.39%

Abbott Laboratories                  1,287,400       60,427,338
---------------------------------------------------------------
American Home Products Corp.           390,200       19,022,250
---------------------------------------------------------------
Bristol-Myers Squibb Co.(b)          1,836,100      203,003,806
---------------------------------------------------------------
Johnson & Johnson                      500,000       40,750,000
---------------------------------------------------------------
Warner-Lambert Co.                   1,495,000      117,170,625
---------------------------------------------------------------
                                                    440,374,019
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-2.03%

ICN Pharmaceuticals, Inc.            1,310,200       30,625,925
---------------------------------------------------------------
Mylan Laboratories, Inc.             1,350,000       46,490,625
---------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)      1,130,600       62,889,625
---------------------------------------------------------------
                                                    140,006,175
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-7.92%

Lilly (Eli) & Co.                    1,498,900      121,317,219
---------------------------------------------------------------
Merck & Co., Inc.                      525,000       71,006,250
---------------------------------------------------------------
Pfizer, Inc.                         1,316,800      141,309,100
---------------------------------------------------------------
Pharmacia & Upjohn, Inc.             2,615,000      138,431,563
---------------------------------------------------------------
Schering-Plough Corp.(b)               717,200       73,781,950
---------------------------------------------------------------
                                                    545,846,082
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.09%

Universal Health Services,
  Inc.-Class B(a)                      114,000        5,849,625
---------------------------------------------------------------

HEALTH CARE (LONG TERM
  CARE)-0.17%

HEALTHSOUTH Corp.(a)                   985,300       11,946,763
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-4.84%

Baxter International, Inc.           1,000,000       59,937,500
---------------------------------------------------------------
Becton, Dickinson & Co.              3,160,400      133,131,850
---------------------------------------------------------------
Biomet, Inc.                         1,098,500       37,280,343
---------------------------------------------------------------
Guidant Corp.                          850,000       65,025,000
---------------------------------------------------------------
Stryker Corp.                          684,900       28,722,993
---------------------------------------------------------------
Sybron International Corp.(a)          393,200        9,731,700
---------------------------------------------------------------
                                                    333,829,386
---------------------------------------------------------------

HOUSEHOLD FURNISHINGS & APPLIANCES-0.06%

Furniture Brands International,
  Inc.(a)(b)                           191,800        4,123,700
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.66%

Dial Corp. (The)                       574,700       15,840,169
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
HOUSEHOLD PRODUCTS (NON-DURABLES)-(CONTINUED)

Procter & Gamble Co. (The)             330,000   $   29,328,750
---------------------------------------------------------------
                                                     45,168,919
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.71%

Equitable Companies, Inc.              670,000       32,830,000
---------------------------------------------------------------
Nationwide Financial Services,
  Inc.-Class A                         389,500       16,164,250
---------------------------------------------------------------
                                                     48,994,250
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.41%

American International Group,
  Inc.                                 330,000       28,132,500
---------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-0.42%

Paine Webber Group, Inc.               875,000       29,257,813
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.94%

Franklin Resources, Inc.               900,000       34,031,250
---------------------------------------------------------------
T. Rowe Price Associates, Inc.         867,100       30,836,244
---------------------------------------------------------------
                                                     64,867,494
---------------------------------------------------------------

LODGING-HOTELS-1.76%

Carnival Corp.                       3,750,000      121,406,250
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-0.72%

Tyco International Ltd.                800,000       49,550,000
---------------------------------------------------------------

NATURAL GAS-0.47%

Enron Corp.                            620,000       32,705,000
---------------------------------------------------------------

PERSONAL CARE-0.42%

Avon Products, Inc.                    729,600       28,956,000
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-2.84%

Home Depot, Inc. (The)               2,800,000      121,800,000
---------------------------------------------------------------
Lowe's Companies, Inc.               2,200,000       74,112,500
---------------------------------------------------------------
                                                    195,912,500
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.97%

Best Buy Co., Inc.(a)                  775,000       37,200,000
---------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)          648,200       29,493,100
---------------------------------------------------------------
                                                     66,693,100
---------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-0.28%

Saks, Inc.(a)                          855,700       19,467,175
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.14%

Ross Stores, Inc.                      300,000        9,750,000
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.95%

CVS Corp.                              700,000       31,981,250
---------------------------------------------------------------

                                   WEINGARTEN

                                                     MARKET
                                     SHARES          VALUE
RETAIL (DRUG STORES)-(CONTINUED)

Rite Aid Corp.                         848,500   $   33,674,844
---------------------------------------------------------------
                                                     65,656,094
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-1.17%

Albertson's, Inc.                      154,000        8,556,625
---------------------------------------------------------------
Kroger Co.(a)                        1,000,000       55,500,000
---------------------------------------------------------------
Safeway, Inc.(a)                       340,600       16,284,937
---------------------------------------------------------------
                                                     80,341,562
---------------------------------------------------------------

RETAIL (GENERAL
  MERCHANDISE)-2.08%

Costco Companies, Inc.(a)(b)           725,000       41,143,750
---------------------------------------------------------------
Dayton Hudson Corp.                    670,000       28,391,250
---------------------------------------------------------------
Wal-Mart Stores, Inc.                1,075,000       74,175,000
---------------------------------------------------------------
                                                    143,710,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-2.10%

Office Depot, Inc.(a)                2,850,000       71,250,000
---------------------------------------------------------------
Staples, Inc.(a)                     2,250,000       73,406,250
---------------------------------------------------------------
                                                    144,656,250
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.54%

Gap, Inc. (The)                        625,000       37,578,125
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-1.00%

Outdoor Systems, Inc.(a)             3,131,625       69,091,477
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.34%

Service Corp. International            650,000       23,156,250
---------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-0.48%

Keane, Inc.(a)                       1,000,000       33,250,000
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-1.21%

Equifax, Inc.                        1,332,300       51,543,356
---------------------------------------------------------------
Fiserv, Inc.(a)                        690,600       32,112,900
---------------------------------------------------------------
                                                     83,656,256
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-4.34%

MCI WorldCom, Inc.(a)                5,410,965      298,955,816
---------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $4,374,224,596)                       6,022,079,330
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
DOMESTIC CONVERTIBLE BONDS & NOTES-0.26%

RETAIL (DEPARTMENT STORES)-0.26%

Saks Holdings, Inc., Conv. Sub.
  Notes, 5.50%, 09/15/06 (Cost
  $18,304,125)                    $ 18,350,000   $   18,235,313
---------------------------------------------------------------

U.S. DOLLAR DENOMINATED FOREIGN BONDS & NOTES-0.61%

SWITZERLAND-0.61%

Nestle Holding Inc. (Foods),
  Conv. Bond, 3.00%, 06/17/02
  (Cost $40,041,900)                30,000,000       42,165,810
---------------------------------------------------------------
                                     SHARES
FOREIGN STOCKS & OTHER EQUITY INTERESTS-4.30%

FRANCE-0.37%

Renault S.A. (Automobiles)             600,000       25,658,570
---------------------------------------------------------------

IRELAND-1.12%

Elan Corp. PLC-ADR (Health
  Care-Drugs-Generic & Other)(a)     1,100,000       77,068,750
---------------------------------------------------------------

ITALY-0.86%

Telecom Italia Mobile S.p.A.
  (Telephone)                        6,000,000       34,868,132
---------------------------------------------------------------
Telecom Italia S.p.A.
  (Telephone)                        3,333,333       24,106,632
---------------------------------------------------------------
                                                     58,974,764
---------------------------------------------------------------

SWITZERLAND-1.95%

UBS A.G. (Banks-Major
  Regional)(a)                         242,500       66,505,795
---------------------------------------------------------------
Nestle S.A. (Foods)                     32,000       68,034,844
---------------------------------------------------------------
                                                    134,540,639
---------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $237,913,241)                                 296,242,723
---------------------------------------------------------------
OPTIONS PURCHASED-0.10%

                             NUMBER
                               OF       EXERCISE   EXPIRATION    MARKET
                            CONTRACTS    PRICE        DATE        VALUE
PUTS-0.10%

Cadence Design Systems,
  Inc. (Computers-Software
  & Services)                 6,000      22.50      Nov-98      $1,387,500
-------------------------------------------------------------------------
Lucent Technologies, Inc.
  (Communications
  Equipment)                  3,625      95.00      Jan-99      5,709,375
-------------------------------------------------------------------------

    Total Options
      Purchased (Cost
      $3,914,290)                                               7,096,875
-------------------------------------------------------------------------

                                   WEINGARTEN

                               PRINCIPAL        MARKET
                                AMOUNT           VALUE
U.S. TREASURY BILLS-1.94%(c)

  3.998%, 12/24/98 (Cost
    $133,693,439)           $134,435,000(d) $133,693,439
--------------------------------------------------------

REPURCHASE AGREEMENTS-6.79%(e)

Bear, Stearns & Co.,
  5.52%(f)                   180,000,000     180,000,000
--------------------------------------------------------
Dresdner Kleinwort,
  Benson, North America
  LLC, 5.55%, 11/2/98(g)      88,091,453      88,091,453
--------------------------------------------------------
SBC Warburg Dillon Read
  Inc., 5.55%, 11/2/98(h)    200,000,000     200,000,000
--------------------------------------------------------
    Total Repurchase
      Agreements (Cost
      $468,091,453)                          468,091,453
--------------------------------------------------------
TOTAL INVESTMENTS-101.33%                 $6,987,604,943
--------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(1.33)%        (91,686,170)
--------------------------------------------------------
TOTAL NET ASSETS-100.00%                  $6,895,918,773
========================================================

Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
Sub   - Subordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 8.
(c) U.S. Treasury Bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $353,825,000 U.S. Government obligations, 0% to 6.745% due 01/15/99 to
    08/03/18 with an aggregate market value at 10/31/98 of $357,771,886.
(g) Joint repurchase agreement entered into 10/30/98 with a maturing value of $300,138,750. Collateralized by $485,457,284 U.S. Government obligations, 0% to 8.50% due 01/07/99 to 08/01/37 with an aggregate market value at 10/31/98 of $306,003,830.
(h) Joint repurchase agreement entered into 10/30/98 with a maturing value of $200,092,500. Collateralized by $339,879,000 U.S. Government obligations, 0% to 8.50% due 07/15/01 to 01/15/30 with an aggregate market value at 10/31/98 of $204,017,333.

See Notes to Financial Statements.

                                   WEINGARTEN

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1998

ASSETS:

Investments, at market value (cost
  $5,276,183,044)                         $6,987,604,943
--------------------------------------------------------
Foreign currencies, at value (cost
  $2,570,450)                                  2,565,915
--------------------------------------------------------
Cash                                           3,996,858
--------------------------------------------------------
Receivables for:
  Investments sold                            31,213,312
--------------------------------------------------------
  Capital stock sold                           8,295,922
--------------------------------------------------------
  Dividends and interest                       4,152,383
--------------------------------------------------------
  Variation margin                             1,111,425
--------------------------------------------------------
Investment for deferred compensation
  plan                                           105,518
--------------------------------------------------------
Other assets                                     163,186
--------------------------------------------------------
    Total assets                           7,039,209,462
--------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                       91,742,610
--------------------------------------------------------
  Capital stock reacquired                     6,659,959
--------------------------------------------------------
  Deferred compensation                          105,518
--------------------------------------------------------
Options written (premiums received
  $44,508,416)                                37,381,847
--------------------------------------------------------
Accrued advisory fees                          3,226,589
--------------------------------------------------------
Accrued administrative services fees              16,296
--------------------------------------------------------
Accrued directors' fees                            3,500
--------------------------------------------------------
Accrued distribution fees                      2,769,404
--------------------------------------------------------
Accrued transfer agent fees                      948,313
--------------------------------------------------------
Accrued operating expenses                       436,653
--------------------------------------------------------
    Total liabilities                        143,290,689
--------------------------------------------------------
Net assets applicable to shares
  outstanding                             $6,895,918,773
========================================================

NET ASSETS:

Class A                                   $6,094,177,561
========================================================
Class B                                   $  705,750,126
========================================================
Class C                                   $   23,107,031
========================================================
Institutional Class                       $   72,884,055
========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                 750,000,000
--------------------------------------------------------
  Outstanding                                280,643,682
========================================================
Class B:
  Authorized                                 750,000,000
--------------------------------------------------------
  Outstanding                                 33,416,157
========================================================
Class C:
  Authorized                                 750,000,000
--------------------------------------------------------
  Outstanding                                  1,093,306
========================================================
Institutional Class:
  Authorized                                 200,000,000
--------------------------------------------------------
  Outstanding                                  3,285,920
========================================================
Class A:
  Net asset value and redemption price
    per share                             $        21.72
--------------------------------------------------------
  Offering price per share:
      (Net asset value of
         $21.72 divided by 94.50%)        $        22.98
========================================================
Class B:
  Net asset value and offering price per
    share                                 $        21.12
========================================================
Class C:
  Net asset value and offering price per
    share                                 $        21.14
========================================================
Institutional Class:
  Net asset value, offering and
    redemption price per share            $        22.18
========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME:

Dividends (net of $1,357,955 foreign
  withholding tax)                           $ 49,728,636
---------------------------------------------------------
Interest                                       26,746,186
---------------------------------------------------------
    Total investment income                    76,474,822
---------------------------------------------------------

EXPENSES:

Advisory fees                                  43,574,677
---------------------------------------------------------
Administrative services fees                      179,633
---------------------------------------------------------
Custodian fees                                    667,786
---------------------------------------------------------
Directors' fees                                    45,123
---------------------------------------------------------
Distribution fees-Class A                      18,567,575
---------------------------------------------------------
Distribution fees-Class B                       6,185,890
---------------------------------------------------------
Distribution fees-Class C                         125,198
---------------------------------------------------------
Transfer agent fees-Class A                     7,790,643
---------------------------------------------------------
Transfer agent fees-Class B                     1,316,441
---------------------------------------------------------
Transfer agent fees-Class C                        35,743
---------------------------------------------------------
Transfer agent fees-Institutional Class             6,988
---------------------------------------------------------
Other                                             984,467
---------------------------------------------------------
    Total expenses                             79,480,164
---------------------------------------------------------
Less: Fees waived by advisor                   (2,917,461)
---------------------------------------------------------
    Expenses paid indirectly                     (177,097)
---------------------------------------------------------
    Net expenses                               76,385,606
---------------------------------------------------------
Net investment income                              89,216
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES, FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                       510,689,133
---------------------------------------------------------
  Foreign currencies                            4,256,163
---------------------------------------------------------
  Futures contracts                             9,427,467
---------------------------------------------------------
  Option contracts purchased                      735,202
---------------------------------------------------------
  Option contracts written                    (10,831,861)
---------------------------------------------------------
                                              514,276,104
---------------------------------------------------------
Net unrealized appreciation (depreciation) of:
  Investment securities                       239,037,008
---------------------------------------------------------
  Foreign currencies                              (41,394)
---------------------------------------------------------
  Futures contracts                             7,020,866
---------------------------------------------------------
  Option contracts purchased                    3,182,585
---------------------------------------------------------
  Option contracts written                      6,509,630
---------------------------------------------------------
                                              255,708,695
---------------------------------------------------------
  Net gain from investment securities,
    foreign currencies, futures and option
    contracts                                 769,984,799
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $770,074,015
=========================================================

                                   WEINGARTEN

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1998 and 1997

                                                                   1998              1997
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $       89,216    $    1,100,893
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and option contracts                     514,276,104       933,882,009
----------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies, futures and option contracts             255,708,695       438,536,902
----------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations      770,074,015     1,373,519,804
----------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                                 --       (14,688,010)
----------------------------------------------------------------------------------------------
  Institutional Class                                                     --          (444,894)
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                       (864,947,763)     (552,547,910)
----------------------------------------------------------------------------------------------
  Class B                                                        (76,736,323)      (32,151,485)
----------------------------------------------------------------------------------------------
  Class C                                                           (626,936)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                             (9,231,714)       (6,655,833)
----------------------------------------------------------------------------------------------
Net equalization credits (charges) (See Note 1):
  Class A                                                                 --           436,828
----------------------------------------------------------------------------------------------
  Class B                                                                 --            62,469
----------------------------------------------------------------------------------------------
  Class C                                                                 --                --
----------------------------------------------------------------------------------------------
  Institutional Class                                                     --           (91,147)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        442,079,076       126,373,106
----------------------------------------------------------------------------------------------
  Class B                                                        240,674,117       166,861,272
----------------------------------------------------------------------------------------------
  Class C                                                         21,194,188         2,401,569
----------------------------------------------------------------------------------------------
  Institutional Class                                             12,302,794        (7,373,537)
----------------------------------------------------------------------------------------------
       Net increase in net assets                                534,781,454     1,055,702,232
----------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          6,361,137,319     5,305,435,087
----------------------------------------------------------------------------------------------
  End of period                                               $6,895,918,773    $6,361,137,319
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $4,682,377,491    $3,937,446,869
----------------------------------------------------------------------------------------------
  Undistributed net investment income                              4,034,739        28,516,289
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, futures and option
    contracts                                                    484,238,255       925,614,568
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                   1,725,268,288     1,469,559,593
----------------------------------------------------------------------------------------------
                                                              $6,895,918,773    $6,361,137,319
==============================================================================================

See Notes to Financial Statements.

                                   WEINGARTEN

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Weingarten Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios: AIM Weingarten Fund, AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund and AIM Constellation Fund. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek growth of capital.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair market value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
D. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Covered Call Options--The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-

                                   WEINGARTEN
    market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
    A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
F. Put Options--The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.
G. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the specific identification of securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1998, undistributed net investment income was increased by $4,109,681 and undistributed net realized gains decreased by $4,109,681 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
H. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
I. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.
J. Equalization--The Fund previously followed the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that the undistributed net investment income per share is unaffected by sales or redemptions of Fund shares. Effective November 1, 1997, the Fund discontinued equalization accounting and reclassified the cumulative equalization credits of $28,680,447 from undistributed net investment income to paid-in capital. This change has no effect on the net assets, the results of operations or the net asset value per share of the Fund.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). The terms of the master investment advisory agreement provide that the Fund shall pay an advisory fee to AIM at an annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM is currently voluntarily waiving a portion of its advisory fees payable by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion to and including $3 billion, plus 0.575% of the Fund's average daily net assets in excess of $3 billion to and including $4 billion, plus 0.55% of the Fund's average daily net assets in excess of $4 billion. The waiver of fees is entirely voluntary but approval is required by the Board of Directors of the Company for any decision by AIM to discontinue the waiver. During the year ended October 31, 1998, AIM waived fees of $2,917,461. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

                                   WEINGARTEN

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1998, AIM was reimbursed $179,633 for such services.
  The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. On September 20, 1997, the Board of Directors approved appointment of AFS as transfer agent of the Institutional Class effective December 29, 1997. During the year ended October 31, 1998, AFS was paid $4,650,330 with respect to the Class A, Class B, and Class C shares and for the period December 29, 1997 through October 31, 1998, AFS was paid $5,316 with respect to the Institutional Class. Prior to the effective date of the agreement with AFS, the Fund paid A I M Institutional Fund Services, Inc. $952 pursuant to a transfer agency and shareholder services agreement with respect to the Institutional Class for the period November 1, 1997 through December 28, 1997.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan")(collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended October 31, 1998, the Class A, Class B and Class C shares paid AIM Distributors $18,567,575, $6,185,890, and $125,198, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $1,654,675 from sales of the Class A shares of the Fund during the year ended October 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1998, AIM Distributors received commissions of $55,685 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS and FMC.
  During the year ended October 31, 1998, the Fund paid legal fees of $16,595 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the year ended October 31, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $71,260 and $105,837, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $177,097 during the year ended October 31, 1998.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on May 1, 1998, the Fund was limited to borrowing up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended October 31, 1998, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended October 31, 1998 was $7,912,654,088 and $8,399,566,587, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of October 31, 1998 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $1,717,839,274
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (45,966,154)
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                $1,671,873,120
==========================================================

Cost of investments for tax purposes is $5,315,731,823.

NOTE 7-FUTURES CONTRACTS

On October 31, 1998, $7,665,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                        NO. OF                          UNREALIZED
      CONTRACTS        CONTRACTS   MONTH/COMMITMENT    APPRECIATION
---------------------  ---------   ----------------   --------------
S&P 500 Index             511        Dec. 98/Buy        $6,756,866
====================================================================

                                   WEINGARTEN

NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 1998 are summarized as follows:

                                                                CALL OPTION CONTRACTS
                                                              -------------------------
                                                              NUMBER OF      PREMIUMS
                                                              CONTRACTS      RECEIVED
                                                              ---------    ------------
Beginning of period                                              3,000     $  1,216,939
---------------------------------------------------------------------------------------
Written                                                        298,491      124,583,917
---------------------------------------------------------------------------------------
Closed                                                        (159,249)     (64,917,081)
---------------------------------------------------------------------------------------
Exercised                                                      (36,794)      (8,353,416)
---------------------------------------------------------------------------------------
Expired                                                        (29,215)      (8,021,943)
---------------------------------------------------------------------------------------
End of period                                                   76,233     $ 44,508,416
=======================================================================================

Open call option contracts written at October 31, 1998 were as follows:

                                                                                               OCTOBER 31,      UNREALIZED
                                                 CONTRACT   STRIKE   NUMBER OF    PREMIUMS         1998        APPRECIATION
                                                  MONTH     PRICE    CONTRACTS    RECEIVED     MARKET VALUE   (DEPRECIATION)
                     ISSUE                       --------   ------   ---------   -----------   ------------   --------------
America Online, Inc.                             Jan-99        120     3,375     $ 4,922,273   $ 5,906,250     $  (983,977)
----------------------------------------------------------------------------------------------------------------------------
Amp, Inc.                                        Feb-99         35    10,000       6,560,980     8,312,500      (1,751,520)
----------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                         Dec-98        110    13,038       6,498,312     7,170,900        (672,588)
----------------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.                     Nov-98         25     6,000       1,143,861       262,500         881,361
----------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp.                          Dec-98         70     6,855       4,770,920       407,015       4,363,905
----------------------------------------------------------------------------------------------------------------------------
Costco Companies, Inc.                           Jan-99         55     7,250       4,411,478     4,168,750         242,728
----------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.                              Jan-99         70    17,000       9,706,674    10,306,250        (599,576)
----------------------------------------------------------------------------------------------------------------------------
Furniture Brands International, Inc.             Jan-99         20       959         200,904       272,716         (71,812)
----------------------------------------------------------------------------------------------------------------------------
Furniture Brands International, Inc.             Jan-99         25       959         284,813        80,916         203,897
----------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.                        Jan-99        110     3,625       3,111,958        90,625       3,021,333
----------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                            Nov-98        110     7,172       2,896,243       403,425       2,492,818
----------------------------------------------------------------------------------------------------------------------------
                                                                      76,233     $44,508,416   $37,381,847     $ 7,126,569
==========================================================================================================================

NOTE 9-CAPITAL STOCK

Changes in the capital stock outstanding during the years ended October 31, 1998 and 1997 were as follows:

                                                                          1998                              1997
                                                             ------------------------------    ------------------------------
                                                               SHARES           AMOUNT           SHARES           AMOUNT
                                                             -----------    ---------------    -----------    ---------------
Sold:
  Class A                                                     62,788,326    $ 1,368,867,407     36,066,523    $   748,100,033
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                     12,056,594        257,385,548      9,401,446        192,004,936
-----------------------------------------------------------------------------------------------------------------------------
  Class C*                                                     1,204,025         25,772,311        117,736          2,708,502
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            593,328         13,533,791        377,655          7,900,669
-----------------------------------------------------------------------------------------------------------------------------
Issued as a reinvestment of dividends:
  Class A                                                     41,795,514        813,441,370     29,415,559        528,061,835
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      3,831,332         73,061,374      1,715,350         30,687,644
-----------------------------------------------------------------------------------------------------------------------------
  Class C*                                                        31,251            600,022             --                 --
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            456,144          9,035,386        313,585          5,650,803
-----------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                    (79,734,776)    (1,740,229,701)   (56,267,501)    (1,149,788,762)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (4,228,997)       (89,772,805)    (2,748,694)       (55,831,308)
-----------------------------------------------------------------------------------------------------------------------------
  Class C*                                                      (246,074)        (5,178,145)       (13,632)          (306,933)
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (458,838)       (10,266,383)      (951,830)       (20,925,009)
-----------------------------------------------------------------------------------------------------------------------------
                                                              38,087,829    $   716,250,175     17,426,197    $   288,262,410
=============================================================================================================================

* Class C shares commenced sales on August 4, 1997.

                                   WEINGARTEN

NOTE 10-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Institutional Class capital stock outstanding during each of the years in the five-year period ended October 31, 1998.

                                   1998        1997        1996        1995        1994
                                  -------     -------    --------    --------    --------
Net asset value, beginning of
  period                          $ 23.05     $ 20.46    $  20.48    $  17.94    $  17.69
--------------------------------  -------     -------    --------    --------    --------
Income from investment
  operations:
  Net investment income              0.10        0.08        0.17        0.10        0.17
--------------------------------  -------     -------    --------    --------    --------
  Net gains on securities (both
    realized and unrealized)         2.43        4.90        2.52        4.35        0.58
--------------------------------  -------     -------    --------    --------    --------
    Total from investment
     operations                      2.53        4.98        2.69        4.45        0.75
--------------------------------  -------     -------    --------    --------    --------
Less distributions:
  Dividends from net investment
    income                             --       (0.15)         --       (0.13)      (0.17)
--------------------------------  -------     -------    --------    --------    --------
  Distributions from net
    realized gains                  (3.40)      (2.24)      (2.71)      (1.78)      (0.33)
--------------------------------  -------     -------    --------    --------    --------
    Total distributions             (3.40)      (2.39)      (2.71)      (1.91)      (0.50)
--------------------------------  -------     -------    --------    --------    --------
Net asset value, end of period    $ 22.18     $ 23.05    $  20.46    $  20.48    $  17.94
================================  =======     =======    ========    ========    ========
Total return                        12.79%      27.37%      15.34%      28.69%       4.37%
================================  =======     =======    ========    ========    ========
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $72,884     $62,124    $ 60,483    $ 54,332    $ 40,486
================================  =======     =======    ========    ========    ========
Ratio of expenses to average net
  assets(a)                          0.62%(b)    0.64%       0.65%       0.70%       0.65%
================================  =======     =======    ========    ========    ========
Ratio of net investment income
  to average net assets(e)           0.49%(b)    0.50%       0.80%       0.45%       1.00%
================================  =======     =======    ========    ========    ========
Portfolio turnover rate               125%        128%        159%        139%        136%
================================  =======     =======    ========    ========    ========
Borrowings for the period:
Amount of debt outstanding at
  end of period (000s omitted)         --          --          --          --          --
================================  =======     =======    ========    ========    ========
Average amount of debt
  outstanding during the period
  (000s omitted)(d)                    --          --          --    $      6          --
================================  =======     =======    ========    ========    ========
Average number of shares
  outstanding during the period
  (000s omitted)(d)                 3,126       3,146       2,908       2,526       2,256
================================  =======     =======    ========    ========    ========
Average amount of debt per share
  during the period                    --          --          --    $ 0.0024          --
================================  =======     =======    ========    ========    ========

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.67%, 0.68%, 0.68%, 0.72% and 0.68% for 1998-1994.
(b) Ratios are based on average net assets of $69,647,808.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 0.44%, 0.46%, 0.77%, 0.43% and 0.98% for 1998-1994.
(d) Averages computed on a daily basis.

--------------------------------------------------------------------------------

                                   WEINGARTEN

                            PART C: OTHER INFORMATION

Item 23                    Exhibits

        a(1)      -    (a) Articles of Incorporation of Registrant, as filed
                           with the State of Maryland on May 20, 1988, were
                           filed as an Exhibit to Post-Effective Amendment No.
                           34 on June 13, 1988, and were filed electronically as
                           an Exhibit to Post-Effective Amendment No. 47 on
                           December 29, 1995, and are hereby incorporated by
                           reference.

                  -    (b) Articles Supplementary, as filed with the State of
                           Maryland on March 27, 1991, were filed as an Exhibit to Post-Effective Amendment No. 40 on February 26,
                           1992, and were filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995, and are hereby incorporated by reference.

                  -    (c) Articles Supplementary, as filed with the State of
                           Maryland on December 23, 1991, were filed as an Exhibit to Post-Effective Amendment No. 40 on
                           February 26, 1992, and were filed electronically as an Exhibit to Post-Effective Amendment No. 47 on
                           December 29, 1995, and are hereby incorporated by reference.

                  -    (d) Articles Supplementary, as filed with the State of
                           Maryland on October 8, 1993, were filed as an Exhibit to Post-Effective Amendment No. 43 on February 28,
                           1994, and were filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995, and are hereby incorporated by reference.

                  -    (e) Articles of Amendment, as filed with the State of
                           Maryland on June 5, 1995, were filed electronically as an Exhibit to Post-Effective Amendment No. 47 on
                           December 29, 1995, and are hereby incorporated by reference.

                  -    (f) Articles Supplementary, as filed with the State of
                           Maryland on June 5, 1995, were filed electronically as an Exhibit to Post-Effective Amendment No. 47 on
                           December 29, 1995, and are hereby incorporated by reference.

                  -    (g) Articles Supplementary, as filed with the State of
                           Maryland on December 19, 1995, were filed electronically as an Exhibit to Post-Effective
                           Amendment No. 47 on December 29, 1995, and are hereby incorporated by reference.

                  -    (h) Articles Supplementary, as filed with the State of
                           Maryland on June 26, 1996, were filed electronically as an Exhibit to Post-Effective Amendment No. 50 on
                           July 24, 1996, and are hereby incorporated by reference.

                  -    (i) Articles Supplementary, as filed with the State of
                           Maryland on June 24, 1997, were filed electronically as an Exhibit to Post-Effective Amendment No. 53 on
                           October 9, 1997, and are hereby incorporated by reference.

                  -    (j) Articles Supplementary, as filed with the State of
                           Maryland on October 1, 1997, were filed
                           electronically as an Exhibit to Post-Effective
                           Amendment No. 53 on October 9, 1997, and are hereby incorporated by reference.

                  -    (k) Articles Supplementary, as filed with the State of
                           Maryland on November 24, 1998, were filed electronically as an Exhibit to Post-Effective
                           Amendment No. 55 on December 11, 1998, and are hereby incorporated by reference.

                  -    (l) Articles Supplementary as filed with the State of
                           Maryland on December 11, 1998, are filed herewith
                           electronically.
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        b(1)      -        By-Laws of Registrant were filed as an Exhibit to
                           Post-Effective Amendment No. 34 on June 13, 1988.

         (2)      -        (a) Amended and Restated By-Laws of Registrant were
                           filed as an Exhibit to Post-Effective Amendment
                           No. 37 on February 28, 1990.

                  - (b) First Amendment, dated April 22, 1991, to Amended and Restated By-Laws was filed as an Exhibit to Post-Effective Amendment No. 40 on February 26, 1992.

                  -        (c) Second Amendment, dated September 28, 1994, to
                           Amended and Restated By-Laws was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24,
                           1995.

         (3)      -        Amended and Restated Bylaws, dated effective December
                           11, 1996, were filed electronically as an Exhibit to
                           Post-Effective Amendment No. 51 on January 15, 1997,
                           and are hereby incorporated by reference.

        c         -        Instruments Defining Rights of Security Holders-None.

        d(1)      -        Investment Advisory Agreement, dated September
                           30, 1988, between Registrant and A I M Advisors,
                           Inc., was filed as an Exhibit to Post-Effective
                           Amendment No. 38 on February 28, 1991.

         (2)      -        Investment Advisory Agreement, dated August 6,
                           1993, between Registrant's AIM Aggressive Growth Fund
                           and A I M Advisors, Inc., was filed as an Exhibit to
                           Post-Effective Amendment No. 43 on February 28, 1994.

         (3)      -        (a) Master Investment Advisory Agreement, dated
                           October 18, 1993, between Registrant and A I M
                           Advisors, Inc., was filed as an Exhibit to
                           Post-Effective Amendment No. 43 on February 28, 1994,
                           and was filed electronically as an Exhibit to
                           Post-Effective Amendment No. 47 on December 29, 1995.

                  -        (b) Amendment No. 1, dated November 14, 1994, to the
                           Master Investment Advisory Agreement, dated October
                           18, 1993, between Registrant and A I M Advisors,
                           Inc., was filed as an Exhibit to Post-Effective
                           Amendment No. 44 on February 24, 1995, and was filed electronically as an Exhibit to Post-Effective
                           Amendment No. 47 on December 29, 1995.

                  -        (c) Amendment No. 2, dated March 12, 1996, to the
                           Master Investment Advisory Agreement, dated October
                           18, 1993, between Registrant and A I M Advisors,
                           Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 49 on May 31, 1996.

         (4)      -        (a) Master Investment Advisory Agreement, dated
                           February 28, 1997, between Registrant and A I M
                           Advisors, Inc. was filed electronically as an Exhibit
                           to Post-Effective Amendment No. 53 on October 9,
                           1997, and is hereby incorporated by reference.

                  - (b) Amendment No. 1, dated as of March 1, 1999, to the Master Investment Advisory Agreement, dated
                           February 28, 1997, between Registrant and A I M
                           Advisors, Inc. is filed herewith electronically.

         (5)      -        (a) Foreign Country Selection and Mandatory
                           Securities Depository Responsibilities Delegation
                           Agreement, dated September 9, 1998, between
                           Registrant and A I M Advisors, Inc. was filed
                           electronically as an Exhibit to Post-Effective
                           Amendment No. 55 on December 11, 1998, and is hereby
                           incorporated by reference.
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                  -        (b)  Amendment No. 1, dated September 28, 1998 to
                           Foreign Country Selection and Mandatory Securities
                           Depository Responsibilities Delegation Agreement,
                           dated September 9, 1998, between Registrant and A I M
                           Advisors, Inc. was filed electronically as an Exhibit
                           to Post-Effective Amendment No. 55 on December 11,
                           1998, and is hereby incorporated by reference.

         (6)      -        Sub-Advisory Agreement, dated September 30,
                           1988, between Registrant, A I M Advisors, Inc. and
                           A I M Capital Management, Inc., was filed as an
                           Exhibit to Post-Effective Amendment No. 38 on
                           February 28, 1991.

         (7)      -        Master Sub-Advisory Agreement, dated October 18,
                           1993, between Registrant, A I M Advisors, Inc. and
                           A I M Capital Management, Inc., was filed as an
                           Exhibit to Post-Effective Amendment No. 43 on
                           February 28, 1994, and was filed electronically as
                           an Exhibit to Post-Effective Amendment No. 51 on
                           January 15, 1997.

         (8)      -        Master Sub-Advisory Agreement, dated February 28,
                           1997, between Registrant, A I M Advisors, Inc. and
                           A I M Capital Management, Inc. was filed
                           electronically as an Exhibit to Post-Effective
                           Amendment No. 53 on October 9, 1997, and is hereby
                           incorporated by reference.

        e(1)      -        Distribution Agreement, dated May 24, 1988,
                           between Registrant and A I M Distributors, Inc., was
                           filed as an Exhibit to Post-Effective Amendment No.
                           38 on February 28, 1991.

         (2)      -        Distribution Agreement, dated March 15, 1991,
                           between Registrant and Fund Management Company, was
                           filed as an Exhibit to Post-Effective Amendment No.
                           39 on March 1, 1991.

         (3)       -       Distribution Agreement, dated August 6, 1993,
                           between Registrant's AIM Aggressive Growth Fund and
                           A I M Distributors, Inc., was filed as an Exhibit to
                           Post-Effective Amendment No. 43 on February 28,
                           1994.

         (4)      -        Master Distribution Agreement, dated October 18,
                           1993, between Registrant and Fund Management Company,
                           was filed as an Exhibit to Post-Effective Amendment
                           No. 43 on February 28, 1994.

         (5)      -        (a) Master Distribution Agreement, dated October 18,
                           1993, between Registrant (on behalf of the
                           portfolio's Class A shares) and A I M Distributors,
                           Inc., was filed as an Exhibit to Post-Effective
                           Amendment No. 43 on February 28, 1994, and was filed
                           electronically as an Exhibit to Post-Effective
                           Amendment No. 47 on December 29, 1995.

                  -        (b) Amendment No. 1, dated December 4, 1995, to
                           Master Distribution Agreement, dated October 18,
                           1993, between Registrant (on behalf of the portfolio's Class A shares) and A I M Distributors,
                           Inc., was filed electronically as an Exhibit to Post-
                           Effective Amendment No. 49 on May 31, 1996.

         (6)      -        (a) Master Distribution Agreement, dated June 14,
                           1995, between Registrant (on behalf of the
                           portfolio's Class B shares) and A I M Distributors,
                           Inc., was filed electronically as an Exhibit to
                           Post-Effective Amendment No. 47 on December 29, 1995.

                  -        (b) Amendment No. 1, dated June 11, 1996, to Master
                           Distribution Agreement, dated June 14, 1995, between
                           Registrant (on behalf of the portfolio's Class B
                           shares) and A I M Distributors, Inc., was filed
                           electronically as an Exhibit to Post-Effective
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                           Amendment No. 50 on July 24, 1996, and was filed
                           electronically as an Exhibit to Post-Effective
                           Amendment No. 53 on October 9, 1997.

         (7)      -        Master Distribution Agreement, dated February 28,
                           1997, between Registrant and Fund Management Company
                           was filed electronically as an Exhibit to
                           Post-Effective Amendment No. 53 on October 9, 1997,
                           and is hereby incorporated by reference.

         (8)      -        Master Distribution Agreement, dated February 28,
                           1997, between Registrant (on behalf of Registrant's
                           Class A shares) and A I M Distributors, Inc. was
                           filed electronically as an Exhibit to Post-Effective
                           Amendment No. 53 on October 9, 1997.

         (9)      -        (a) Master Distribution Agreement, dated August 4,
                           1997, between Registrant (on behalf of the
                           portfolio's Class A and Class C shares) and A I M
                           Distributors, Inc. was filed electronically as an
                           Exhibit to Post-Effective Amendment No. 53 on October
                           9, 1997, and is hereby incorporated by reference.

                  - (b) Amendment No. 1, dated as of March 1, 1999, to the Master Distribution Agreement dated August 4,
                           1997, between Registrant (on behalf of Registrant's
                           Class A and Class C shares) and A I M Distributors,
                           Inc. is filed herewith electronically.

                  - (c) Amendment No. 2, dated as of March 1, 1999, to the Master Distribution Agreement dated August 4,
                           1997, between Registrant (on behalf of Registrant's
                           Class A and Class C shares) and A I M Distributors,
                           Inc. is filed herewith electronically.

         (10)     -        (a) Master Distribution Agreement, dated February 28,
                           1997, between Registrant (on behalf of Registrant's
                           Class B shares) and A I M Distributors, Inc. was
                           filed electronically as an Exhibit to Post-Effective
                           Amendment No. 53 on October 9, 1997, and is hereby
                           incorporated by reference.

                  -        (b)  Amendment No. 1 to the Master Distribution
                           Agreement, dated February 28, 1997, between
                           Registrant (on behalf of the Class B shares of AIM
                           Constellation Fund) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective
                           Amendment No. 54 on February 27, 1998, and is hereby incorporated by reference.

                  -        (c)  Amendment No. 2, dated as of March 1, 1999, to the
                           Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of Registrant's Class B shares) and A I M Distributors, Inc. is filed herewith electronically.

                  -        (d)  Amendment No. 3, dated as of March 1, 1999, to the
                           Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of Registrant's Class B shares) and A I M Distributors, Inc. is filed herewith electronically.

         (11)     -        Form of Selected Dealer Agreement between A I M
                           Distributors, Inc. and selected dealers was filed
                           electronically as an Exhibit to Post-Effective Amendment
                           No. 55 on December 11, 1998, and is hereby incorporated
                           by reference.

         (12)     -        Form of Bank Selling Group Agreement between A I M
                           Distributors, Inc. and banks was filed electronically as
                           an Exhibit to Post-Effective Amendment No. 55 on December 11,
                           1998, and is hereby incorporated by reference.

        f(1)      -        Form of Deferred Compensation Agreement for
                           Registrant's Non-Affiliated Directors was filed as an
                           Exhibit to Post-Effective Amendment No. 44 on
                           February 24, 1995.

         (2)      -        Form of Deferred Compensation Agreement for
                           Registrant's Non-Affiliated Directors, as approved
                           December 5, 1995, was filed electronically as an
                           Exhibit to Post-Effective Amendment No. 47 on
                           December 29, 1995.
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         (3)      -        Form of Deferred Compensation Agreement for
                           Registrants Non-Affiliated Directors as approved
                           March 12, 1997, was filed electronically as an
                           Exhibit to Post-Effective Amendment No. 54 on
                           February 27, 1998, and is hereby incorporated by
                           reference.

         (4)      -        Retirement Plan for Registrant's Non-Affiliated
                           Directors was filed as an Exhibit to Post-Effective
                           Amendment No. 44 on February 24, 1995.

         (5)      -        Retirement Plan for Registrant's Non-Affiliated
                           Directors, effective as of March 8, 1994, as restated
                           September 18, 1995, was filed electronically as an
                           Exhibit to Post-Effective Amendment No. 47 on
                           December 29, 1995, and is hereby incorporated by
                           reference.

        g(1)      -        (a) Custodian Contract, dated October 1, 1992,
                           between Registrant and State Street Bank and Trust
                           Company, was filed as an Exhibit to Post-Effective
                           Amendment No. 41 on February 26, 1993, and was filed
                           electronically as an Exhibit to Post-Effective
                           Amendment No. 47 on December 29, 1995, and is hereby
                           incorporated by reference.

                  -        (b) Amendment No. 1, dated October 15, 1993, to the
                           Custodian Contract, dated October 1, 1992, between
                           Registrant and State Street Bank and Trust Company, was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995, and is hereby incorporated by reference.

                  -        (c) Amendment No. 2, dated September 19, 1995, to the
                           Custodian Contract, dated October 1, 1992, between
                           Registrant and State Street Bank and Trust Company, was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995, and is hereby incorporated by reference.

                  -        (d) Amendment No. 3, dated December 4, 1995, to the
                           Custodian Contract, dated October 1, 1992, between
                           Registrant and State Street Bank and Trust Company, was filed electronically as an Exhibit to Post-Effective Amendment No. 49 on May 31, 1996, and is hereby incorporated by reference.

                  -        (e) Amendment, dated September 9, 1998, to the Custodian
                           Contract, dated October 1, 1992, between Registrant
                           and State Street Bank and Trust Company was filed
                           electronically as an Exhibit to Post-Effective Amendment
                           No. 55 on December 11, 1998, and is hereby incorporated
                           by reference.

         (2)      -        Subcustodian Agreement, dated September 9, 1994,
                           between Registrant, Texas Commerce Bank National
                           Association, State Street Bank and Trust Company and
                           A I M Fund Services, Inc., was filed as an Exhibit to
                           Post-Effective Amendment No. 44 on February 24, 1995,
                           and is hereby incorporated by reference.

        h(1)      -        Transfer Agency Agreement, dated May 15, 1989,
                           between Registrant and TAC Shareholder Services,
                           Inc., was filed as an Exhibit to Post-Effective
                           Amendment No. 37 on February 28, 1990.

         (2)      -        Transfer Agency and Service Agreement, dated July
                           6, 1992, between State Street Bank and Trust Company
                           and Registrant, with respect to the Institutional
                           Classes, was filed as an Exhibit to Post-Effective
                           Amendment No. 41 on February 26, 1993.

         (3)      -        (a) Transfer Agency and Registrar Agreement, dated
                           May 15, 1992, as amended May 15, 1992, between The
                           Shareholder Services Group, Inc. and Registrant, with
                           respect to the Retail Classes, was filed as an
                           Exhibit to Post-Effective Amendment No. 41 on
                           February 26, 1993.
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                  -        (b) Amendment No. 2, dated October 15, 1993, to
                           the Transfer Agency and Registrar Agreement, dated
                           May 15, 1992, as amended, between Registrant and The
                           Shareholder Services Group, Inc., was filed as an
                           Exhibit to Post-Effective Amendment No. 44 on
                           February 24, 1995.

                  -        (c) Amendment No. 3, dated April 1, 1994, to the
                           Transfer Agency and Registrar Agreement, dated May
                           15, 1992, as amended, between Registrant and The
                           Shareholder Services Group, Inc., was filed as an Exhibit to Post-Effective Amendment No. 44 on
                           February 24, 1995.

         (4)      -        (a) Transfer Agency and Service Agreement, dated
                           July 1, 1995, between Registrant and A I M
                           Institutional Fund Services, Inc., was filed
                           electronically as an Exhibit to Post-Effective
                           Amendment No. 47 on December 29, 1995.

                  -        (b) Amendment No. 1, dated July 1, 1996, to the
                           Transfer Agency and Service Agreement dated July 1,
                           1995, between Registrant and A I M Institutional Fund
                           Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9,
                           1997.

                  -        (c) Amendment No. 2, dated July 1, 1997, to the
                           Transfer Agency and Service Agreement dated July 1,
                           1995, between Registrant and A I M Institutional Fund
                           Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9,
                           1997.

         (5)      -        (a) Transfer Agency and Service Agreement, dated
                           November 1, 1994, between Registrant and A I M Fund
                           Services, Inc., was filed as an Exhibit to
                           Post-Effective Amendment No. 44 on February 24, 1995.

                  -        (b) Amendment No. 1, dated August 4, 1997, to the
                           Transfer Agency and Service Agreement dated November
                           1, 1994, between Registrant and A I M Fund Services,
                           Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 53 on October 9, 1997.

         (6)      -        Amended and Restated Transfer Agency and Service
                           Agreement, dated as of December 29, 1997, between
                           Registrant and A I M Fund Services, Inc. was filed
                           electronically as an Exhibit to Post-Effective
                           Amendment No. 54 on February 27, 1998, and is hereby
                           incorporated by reference.

         (7)      -        Shareholder Sub-Accounting Services Agreement
                           between Registrant, First Data Investor Services
                           Group, Inc. (formerly The Shareholder Services Group,
                           Inc.), Financial Data Services Inc. and Merrill
                           Lynch, Pierce, Fenner & Smith Inc., dated July 1,
                           1990, was filed as an Exhibit to Post-Effective
                           Amendment No. 40 on February 26, 1992, and is hereby
                           incorporated by reference.

         (8)         -     (a) Remote Access and Related Services Agreement,
                           dated December 23, 1994, between Registrant and First
                           Data Investor Services Group, Inc. was filed as an
                           Exhibit to Post-Effective Amendment No. 44 on
                           February 24, 1995, and was filed electronically as an
                           Exhibit to Post-Effective Amendment No. 47 on
                           December 29, 1995, and is hereby incorporated by
                           reference.

                  -        (b) Amendment No. 1, dated October 4, 1995, to
                           the Remote Access and Related Services Agreement
                           dated December 23, 1994, between Registrant and First
                           Data Investor Services Group, Inc., was filed
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
                           electronically as an Exhibit to Post-Effective
                           Amendment No. 47 on December 29, 1995, and is hereby
                           incorporated by reference.

                  - (c) Addendum No. 2, dated October 12, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First
                           Data Investor Services Group, Inc., was filed electronically as an Exhibit to Post-Effective
                           Amendment No. 47 on December 29, 1995, and is hereby incorporated by reference.

                  - (d) Amendment No. 3, dated February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First
                           Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective
                           Amendment No. 53 on October 9, 1997, and is hereby incorporated by reference.

                  -        (e) Amendment No. 4, dated June 30, 1998, to the
                           Remote Access and Related Services Agreement, dated
                           December 23, 1994, between Registrant and First Data
                           Investor Services Group, Inc. was filed herewith electronically as an Exhibit to Post-Effective
                           Amendment No. 55 on December 11, 1998 and is hereby incorporated by reference.

                  -        (f) Amendment No. 5, dated July 1, 1998, to the
                           Remote Access and Related Services Agreement, dated
                           December 23, 1994, between Registrant and First Data
                           Investor Services Group, Inc. (formerly, The
                           Shareholder Services Group, Inc.) is filed herewith electronically.

                  -        (g) Exhibit 1, effective as of August 4, 1997, to the
                           Remote Access and Related Services Agreement, dated
                           December 23, 1994, between the Registrant and First
                           Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective
                           Amendment No. 54 on February 27, 1998, and is hereby incorporated by reference.

        (9)       -        Preferred Registered Technology Escrow Agreement,
                           dated September 10, 1997, between Registrant and
                           First Data Investor Services Group, Inc. was filed
                           electronically as an Exhibit to Post-Effective
                           Amendment No. 54 on February 27, 1998, and is hereby
                           incorporated be reference.

        (10)      -        Articles of Merger, dated September 30, 1988, was
                           filed as an Exhibit to Post-Effective Amendment No.
                           35 on September 30, 1988.

        (11)      -        Agreement and Plan of Merger, dated September 30,
                           1988, was filed as an Exhibit to Post-Effective
                           Amendment No. 35 on September 30, 1988.

        (12)      -        (a) Agreement and Plan of Reorganization between
                           Registrant and Baird Capital Development Fund, Inc.,
                           dated December 20, 1995, was filed electronically as
                           an Appendix to Part A of Registrant's AIM Capital
                           Development Fund registration statement on Form N-14
                           on December 29, 1995.

                  - (b) Amendment, dated May 23, 1996, to Agreement and Plan of Reorganization between Registrant and Baird Capital Development Fund, Inc., dated December
                           20, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 49 on May 31, 1996.

        (13)      -        Agreement and Plan of Reorganization between
                           Registrant and Baird Blue Chip Fund, Inc., dated
                           December 20, 1995, was filed electronically as an
                           Appendix to Part
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                           A of Registrant's AIM Blue Chip Fund registration
                           statement on Form N-14 on December 29, 1995.

        (14)      -        Administrative Services Agreement, dated June 11,
                           1989, between Registrant and A I M Advisors, Inc.,
                           was filed as an Exhibit to Post-Effective Amendment
                           No. 37 on February 28, 1990.

        (15)      -        Administrative Services Agreement, dated August
                           6, 1993, between Registrant's AIM Aggressive Growth
                           Fund and A I M Advisors, Inc., was filed as an
                           Exhibit to Post-Effective Amendment No. 43 on
                           February 28, 1994.

        (16)      -        Administrative Services Agreement, dated
                           September 16, 1994, between A I M Advisors, Inc. and
                           A I M Institutional Fund Services, Inc., on behalf of
                           the Institutional Classes, was filed as an Exhibit to
                           Post-Effective Amendment No. 44 on February 24, 1995.

        (17)      -        (a) Administrative Services Agreement, dated
                           October 18, 1993, between A I M Advisors, Inc. and
                           A I M Fund Services, Inc., on behalf of the Retail
                           Classes, was filed as an Exhibit to Post-Effective
                           Amendment No. 43 on February 28, 1994, and was filed
                           electronically as an Exhibit to Post-Effective
                           Amendment No. 47 on December 29, 1995.

                  -        (b) Amendment No. 1, dated May 11, 1994, to the
                           Administrative Services Agreement dated October 18,
                           1993, between A I M Advisors, Inc. and A I M Fund
                           Services, Inc., was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

                  -        (c) Amendment No. 2, dated July 1, 1994, to the
                           Administrative Services Agreement, dated October 18,
                           1993, between A I M Advisors, Inc. and A I M Fund
                           Services, Inc., was filed as an Exhibit to Post-Effective Amendment No. 44 on February 24, 1995 and was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

                  - (d) Amendment No. 3, dated September 16, 1994, to the Administrative Services Agreement, dated
                           October 18, 1993, between A I M Advisors, Inc. and
                           A I M Fund Services, Inc., was filed as an Exhibit to
                           Post-Effective Amendment No. 44 on February 24, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 47 on December 29, 1995.

                  - (e) Amendment No. 4, dated November 1, 1994, to the Administrative Services Agreement, dated October
                           18, 1993, between A I M Advisors, Inc. and A I M Fund
                           Services, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No.
                           47 on December 29, 1995.

        (18)      -        (a) Master Administrative Services Agreement,
                           dated October 18, 1993, between Registrant and A I M
                           Advisors, Inc., was filed as an Exhibit to
                           Post-Effective Amendment No. 43 on February 28, 1994,
                           and was filed electronically as an Exhibit to
                           Post-Effective Amendment No. 47 on December 29, 1995.

                  -        (b) Amendment No. 1, dated December 4, 1995, to
                           the Master Administrative Services Agreement, dated
                           October 18, 1993, between Registrant and A I M
                           Advisors, Inc., was filed electronically as an
                           Exhibit to Post-Effective Amendment No.
                           49 on May 31, 1996.
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                  -        (c) Amendment No. 2, dated June 11, 1996, to the
                           Master Administrative Services Agreement dated
                           October 18, 1993, between Registrant and A I M
                           Advisors, Inc., was filed electronically as an
                           Exhibit to Post-Effective Amendment No. 50 on July
                           24, 1996.

        (19)      -        (a) Master Administrative Services Agreement,
                           dated February 28, 1997, between Registrant and A I M
                           Advisors, Inc. was filed electronically as an Exhibit
                           to Post-Effective Amendment No. 53 on October 9,
                           1997, and is hereby incorporated by reference.

                  - (b) Amendment No. 1, dated as of March 1, 1999, to the Master Administrative Services Agreement, dated February 28, 1997, between Registrant and A I M
                           Advisors, Inc. is filed herewith electronically.

        i(1)      -        Opinion of Ballard Spahr Andrews & Ingersoll was
                           filed as an Exhibit to Registrant's Rule 24f-2 Notice
                           for the fiscal year ending October 31, 1996 on
                           December 20, 1996.

         (2)      -        Opinion of Ballard Spahr Andrews & Ingersoll was
                           filed as an Exhibit to Registrant's Rule 24f-2 Notice
                           for the fiscal year ending September 30, 1996 on
                           November 27, 1996 (for AIM Blue Chip Fund).

         (3)      -        Opinion of Ballard Spahr Andrews & Ingersoll was
                           filed electronically as an Exhibit to Post-Effective
                           Amendment No. 53 on October 7, 1997, and is hereby
                           incorporated by reference.

         (4)      -        Opinion of Ballard Spahr Andrews & Ingersoll, LLP was
                           filed electronically as an Exhibit to Post-Effective
                           Amendment No. 55 on December 11, 1998, an is hereby
                           incorporated by reference.

        j(1)      -        Consent of Ballard Spahr Andrews & Ingersoll, LLP is
                           filed herewith electronically.

         (2)      -        Consent of KPMG LLP is filed herewith electronically.

        k         -        Financial Statements - None.

        l         -        Agreement Concerning Initial Capitalization of
                           Registrant's AIM Large Cap Growth Fund, dated
                           February 26, 1999, is filed herewith electronically.

        m(1)      -        Registrant's Amended Distribution Plans for the
                           Retail Classes, dated September 5, 1991, were filed
                           as an Exhibit to Post-Effective Amendment No. 40 on
                           February 26, 1992.

         (2)      -        Registrant's Amended Distribution Plan for AIM
                           Aggressive Growth Fund, dated August 6, 1993, was
                           filed as an Exhibit to Post-Effective Amendment No.
                           43 on February 28, 1994.

         (3)      -        Registrant's Master Distribution Plan for the
                           Retail Classes and AIM Aggressive Growth Fund, dated
                           September 27, 1993, was filed as an Exhibit to
                           Post-Effective Amendment No. 43 on February 28, 1994.

         (4)      -        Registrant's Amended Master Distribution Plan for
                           the Retail Classes and AIM Aggressive Growth Fund,
                           dated September 27, 1993, as amended March 8, 1994,
                           was filed as an Exhibit to Post-Effective Amendment
                           No. 44 on February 24, 1995.

         (5)      -        (a) Registrant's Amended Master Distribution Plan
                           for the Retail Classes, dated September 27, 1993, as
                           amended March 8, 1994 and September 10, 1994, was
                           filed as an Exhibit to Post-Effective Amendment No.
                           44 on February 24, 1995, and was filed electronically
                           as an Exhibit to Post-Effective Amendment No. 47 on
                           December 29, 1995.

                  - (b) Amendment No. 1, dated December 4, 1995, to the Amended Master Distribution Plan for the Retail Classes, dated September 27, 1993, as amended, was filed electronically as an Exhibit to Post-Effective Amendment No. 49 on May 31, 1996.

        (6)       -        Registrant's Amended and Restated Master
                           Distribution Plan for the Class A shares, effective
                           as of June 15, 1995 (effective as of December 4,
                           1995, with respect to the AIM Blue Chip Fund and AIM
                           Capital Development Fund), was filed electronically
                           as an Exhibit to Post-Effective Amendment No. 49 on
                           May 31, 1996.

        (7)       -        Registrant's Second Amended and Restated Master
                           Distribution Plan, dated June 30, 1997, for the Class
                           A shares was filed electronically as an Exhibit to
                           Post-Effective Amendment No. 53 on October 9, 1997.

        (8)       -        Registrant's Third Amended and Restated Master
                           Distribution Plan, dated August 4, 1997, for the
                           Class A and Class C shares was filed electronically
                           as an Exhibit to Post-Effective Amendment No. 53 on
                           October 9, 1997.

        (9)       -        (a) Registrant's Master Distribution Plan for the
                           Class B shares of AIM Charter Fund and AIM Weingarten
                           Fund, dated June 14, 1995, was filed electronically
                           as an Exhibit to Post-Effective Amendment No. 47 on
                           December 29, 1995.

                  -        (b) Amendment No. 1, dated June 11, 1996, to
                           Registrant's Master Distribution Plan for the Class B shares of AIM Charter Fund, AIM Weingarten Fund, AIM
                           Blue Chip Fund and AIM Capital Development Fund, dated June 14, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 50 on July
                           24, 1996.

       (10)       -        (a) Registrant's Amended and Restated Master
                           Distribution Plan, dated June 30, 1997, for the Class
                           B shares was filed electronically as an Exhibit to
                           Post-Effective Amendment No. 53 on October 9, 1997,
                           and is hereby incorporated by reference.

                  -        (b) Amendment No. 1 to Registrant's Amended and
                           Restated Master Distribution Plan for the Class B shares of AIM Constellation Fund was filed electronically as an Exhibit to Post-Effective
                           Amendment No. 54 on February 27, 1998 and is hereby incorporated by reference.

                  - (c) Amendment No. 2, dated as of March 1, 1999, to Registrant's Amended and Restated Master
                           Distribution Plan for the Class B shares of AIM Large
                           Cap Growth Fund is filed herewith electronically.

                  -        (d) Amendment No. 3, dated as of March 1, 1999, to
                           Registrant's Amended and Restated Master Distribution
                           Plan for the Class B shares of AIM Aggressive Growth
                           Fund is filed herewith electronically.

       (11)       -        (a) Registrant's Fourth Amended and Restated
                           Master Distribution Plan, dated as of June 30, 1998,
                           for the Class A and Class C shares was filed
                           electronically as an Exhibit to Post-Effective
                           Amendment No. 55 on December 11, 1998 and is hereby
                           incorporated by reference.

                  - (b) Amendment No. 1, dated as of March 1, 1999, to Registrant's Fourth Amended and Restated Master
                           Distribution Plan for the Class A and Class C shares is filed herewith electronically.

                  - (c) Amendment No. 2, dated as of March 1, 1999, to Registrant's Fourth Amended and Restated Master
                           Distribution Plan for the Class A and Class C shares is filed herewith electronically.



        (12)       -       Form of Shareholder Service Agreement to be used in
                           connection with Registrant's Master Distribution Plan
                           was filed electronically as an Exhibit to
                           Post-Effective Amendment No. 55 on December 11, 1998,
                           and is hereby incorporated by reference.

        (13)       -       Form of Bank Shareholder Service Agreement to be used
                           in connection with Registrant's Master Distribution
                           Plan was filed electronically as an Exhibit to
                           Post-Effective Amendment No. 55 on December 11, 1998,
                           and is hereby incorporated by reference.

        (14)       -       Form of Variable Group Annuity Contract Holder
                           Service Agreement to be used in connection with
                           Registrant's Master Distribution Plan was filed
                           electronically as an Exhibit to Post-Effective
                           Amendment No. 55 on December 11, 1998, and is hereby
                           incorporated by reference.

        (15)       -       Form of Agency Pricing Agreement to be used in
                           connection with Registrant's Master Distribution Plan
                           was filed electronically as an Exhibit to
                           Post-Effective Amendment No. 55 on December 11, 1998,
                           and is hereby incorporated by reference.

        (16)      -        Forms of Service Agreement for Brokers for Bank Trust
                           Departments and for Bank Trust Departments was filed
                           electronically as an Exhibit to Post-Effective
                           Amendment No. 55 on December 11, 1998, and is hereby
                           incorporated by reference.

     (n)          -        Financial Data Schedule is filed herewith
                           electronically.

     (o)(1)       -        Multiple Class Plan  (Rule 18f-3) was filed
                           electronically as an Exhibit to Post-Effective
                           Amendment No. 46 on June 6, 1995.

        (2)       -        (a) Amended Multiple Class Plan (Rule 18f-3), as
                           amended December 4, 1995, was filed electronically
                           as an
                           Exhibit to Post-Effective Amendment No. 47 on
                           December 29, 1995.

                  -        (b) Amendment No. 1, dated June 11, 1996, to the
                           Multiple Class Plan (Rule 18f-3), dated December 4,
                           1995 was filed electronically as an Exhibit to Post-Effective Amendment No. 50 on July 24, 1996.

        (3)       -        Multiple Class Plan (Rule 18f-3) (effective September
                           27, 1996) was filed as an Exhibit to Post-Effective
                           Amendment No. 51 on January 15, 1997.

        (4)       -        Amended and Restated Multiple Class Plan (Rule 18f-3)
                           (effective July 1, 1997) was filed electronically as
                           an Exhibit to Post-Effective Amendment No. 53 on
                           October 9, 1997.

        (5)       -        Second Amended and Restated Multiple Class Plan (Rule
                           18f-3) (effective September 1, 1997) was filed
                           electronically as an Exhibit to Post-Effective
                           Amendment No. 53 on October 9, 1997, and is hereby
                           incorporated by reference.



Item 24. Persons Controlled by or Under Common Control With Registrant

         Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

          None.

Item 25. Indemnification

         State the general effect of any contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.

         Under the terms of the Maryland General Corporation Law and the Registrant's Charter and By-Laws, the Registrant may indemnify any person who was or is a director, officer or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such person is proper in the circumstances. Such determination shall be made (i) by the Board of Directors, by a majority vote of a quorum which consists of directors who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such directors so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund & Investment Advisory Professional and Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

Item 26. Business and Other Connections of Investment Advisor

         Describe any other business, profession, vocation or employment of a substantial nature that each investment advisor and each director, officer or partner of the advisor, is or has been, engaged within the last two fiscal years, for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

         The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management--The Advisor" of the Prospectus which comprises Part A of the Registration Statement, and to the caption "Management" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.

Item 27. Principal Underwriters

(a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the Registrant's securities also acts as a principal underwriter, depositor, or investment advisor.

         A I M Distributors, Inc., the Registrant's principal underwriter of its Retail Classes, also acts as a principal underwriter to the following investment companies:

                      AIM Advisor Funds, Inc.
                      AIM Funds Group
                      AIM Growth Series
                      AIM International Funds, Inc.
                      AIM Investment Funds
                      AIM Investment Portfolios
                      AIM Investment Securities Funds - Retail Class AIM Series Trust
                      AIM Special Opportunities Funds
                      AIM Summit Fund, Inc.
                      AIM Tax-Exempt Funds, Inc.
                      AIM Variable Insurance Funds, Inc.
                      GT Global Floating Rate Fund, Inc.

         Fund Management Company, the Registrant's principal underwriter of its Institutional Classes, also acts as a principal underwriter to the following investment companies:

                      AIM Investment Securities Funds - Institutional Class Short-Term Investments Co.
                      Short-Term Investments Trust
                      Tax-Free Investments Co.

(b) Provide the information required by the following tables for each director, officer or partner of each principal underwriter named in response to Item 20:

   A I M Distributors, Inc.:




   Name and Principal                    Position and Offices with               Positions and Offices
   Business Address*                           Underwriter                          with Registrant
  -------------------                    -------------------------               ---------------------

Charles T. Bauer                    Chairman of the Board of Directors            Chairman of the Board
                                                                                   of Directors
Michael J. Cemo                     President & Director                          None
Gary T. Crum                        Director                                      Senior Vice President
Robert H. Graham                    Senior Vice President & Director              President & Director
W. Gary Littlepage                  Senior Vice President & Director              None
James L. Salners                    Executive Vice President                      None
John Caldwell                       Senior Vice President                         None
Gordon J. Sprague                   Senior Vice President                         None
Michael C. Vessels                  Senior Vice President                         None
Marilyn M. Miller                   Senior Vice President                         None
Gene L. Needles                     Senior Vice President                         None
B.J. Thompson                       First Vice President                          None

Ofelia M. Mayo                      Vice President, General Counsel               Assistant Secretary
                                    & Assistant Secretary
James R. Anderson                   Vice President                                None
Dawn M. Hawley                      Vice President & Treasurer                    None
Mary K. Coleman                     Vice President                                None
Mary A. Corcoran                    Vice President                                None



------------------------------

*    11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Melville B. Cox                     Vice President & Chief Compliance             Vice President
                                    Officer
Sidney M. Dilgren                   Vice President                                None
Tony D. Green                       Vice President                                None
Charles H. McLaughlin               Vice President                                None
Terri L. Ransdell                   Vice President                                None
Carol F. Relihan                    Vice President                                Senior Vice President &
                                                                                  Secretary
Kamala C. Sachidanandan             Vice President                                None
Frank V. Serebrin                   Vice President                                None
Christopher T. Simutis              Vice President                                None
Gary K. Wendler                     Vice President                                None
Kathleen J. Pflueger                Secretary                                     Assistant Secretary
Luke Beausoleil                     Assistant Vice President                      None
Scott E. Burman                     Assistant Vice President                      None
Tisha B. Christopher                Assistant Vice President                      None
Glenda A. Dayton                    Assistant Vice President                      None
David E. Hessel                     Assistant Vice President,                     None
                                    Assistant Treasurer & Controller
Mary E. Gentempo                    Assistant Vice President                      None
Simon R. Hoyle                      Assistant Vice President                      None
Kathryn A. Jordan                   Assistant Vice President                      None
Kim T. McAuliffe                    Assistant Vice President                      None
Ivy B. McLemore                     Assistant Vice President                      None
Mary C. Mangham                     Assistant Vice President                      None
David B. O'Neil                     Assistant Vice President                      None
Rebecca Starling-Klatt              Assistant Vice President                      None
Nicholas D. White                   Assistant Vice President                      None
Norman W. Woodson                   Assistant Vice President                      None
Nancy L. Martin                     Assistant General Counsel &                   Assistant Secretary
                                    Assistant Secretary
Samuel D. Sirko                     Assistant General Counsel &                   Assistant Secretary
                                    Assistant Secretary
P. Michelle Grace                   Assistant Secretary                           Assistant Secretary
Lisa A. Moss                        Assistant Secretary                           Assistant Secretary
Stephen I. Winer                    Assistant Secretary                           Assistant Secretary



   Fund Management Company:



   Name and Principal                  Position and Offices with                     Positions and Offices
   Business Address*                         Underwriter                                with Registrant
   ------------------                  -------------------------                     ---------------------

Charles T. Bauer                    Chairman of the Board of Directors            Chairman of the Board
                                                                                  of Directors
J. Abbott Sprague                   President & Director                          None
Robert H. Graham                    Senior Vice President & Director              President & Director
Mark D. Santero                     Senior Vice President                         None
William J. Wendel                   Senior Vice President                         None
Dawn M. Hawley                      Vice President & Treasurer                    None
Carol F. Relihan                    Vice President & General                      Senior Vice President &
                                    Counsel & Director                            Secretary



James R. Anderson                   Vice President                                None
Lisa A. Moss                        Vice President, Assistant General             Assistant Secretary
                                    Counsel & Assistant Secretary
Melville B. Cox                     Vice President & Chief Compliance             Vice President
                                    Officer
Stephen I. Winer                    Vice President, Assistant                     Assistant Secretary
                                    General Counsel & Assistant
                                    Secretary
Kathleen J. Pflueger                Secretary                                     Assistant Secretary
David E. Hessel                     Assistant Vice President,                     None
                                    Assistant Treasurer & Controller
Jeffrey L. Horne                    Assistant Vice President                      None
Dana R. Sutton                      Assistant Vice President &                    Vice President &
                                    Assistant Treasurer                           Assistant Treasurer
Robert W. Morris, Jr.               Assistant Vice President                      None
Ann M. Srubar                       Assistant Vice President                      None
Rebecca Starling-Klatt              Assistant Vice President                      None
Nicholas D. White                   Assistant Vice President                      None
Nancy L. Martin                     Assistant General Counsel &                   Assistant Secretary
                                    Assistant Secretary
Ofelia M. Mayo                      Assistant General Counsel &                   Assistant Secretary
                                    Assistant Secretary
Samuel D. Sirko                     Assistant General Counsel &                   Assistant Secretary
                                    Assistant Secretary
P. Michelle Grace                   Assistant Secretary                           Assistant Secretary



(c) Provide the information required by the following table for all commissions and other compensation received, directly or indirectly, from the Registrant during the last fiscal year by each principal underwriter who is not an affiliated person of the Registrant or any affiliated person of an affiliated person:

         None.

Item 28. Location of Accounts and Records

         State the name and address of each person maintaining physical possession of each account, book, or other document required to be maintained by section 31(a) [15 U.S.C. 80a-30(a)] and the rules under that section.

         A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant's Transfer Agent and Dividend Paying Agent, A I M Fund Services, Inc., P. O. Box 4739, Houston, Texas 77210- 4739.

Item 29. Management Services

         Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or B, disclosing the parties to the contract and the total amount paid and by whom for the Registrant's last three fiscal years.

         None.

Item 30. Undertakings

         In initial registration statements filed under the Securities Act, provide an undertaking to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons if the Registrant intends to raise its initial capital under section 14(a)(3) [15 U.S.C. 80a-14(a)(3)].

         Not applicable.

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 23 day of February, 1999.

                                     REGISTRANT:   AIM EQUITY FUNDS, INC.

                                             By:  /s/ ROBERT H. GRAHAM
                                                 -----------------------------
                                                   Robert H. Graham, President

           Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

      SIGNATURES                             TITLE                             DATE
      ----------                             -----                             ----

/s/ CHARLES T. BAUER               Chairman & Director                February 23, 1999
-------------------------
   (Charles T. Bauer)

/s/ ROBERT H. GRAHAM              Director & President                February 23, 1999
-------------------------     (Principal Executive Officer)
   (Robert H. Graham)

/s/ BRUCE L. CROCKETT                   Director                      February 23, 1999
-------------------------
   (Bruce L. Crockett)

 /s/ OWEN DALY II                       Director                      February 23, 1999
-------------------------
    (Owen Daly II)

/s/ EDWARD K. DUNN, JR.                 Director                      February 23, 1999
-------------------------
   (Edward K. Dunn, Jr.)

  /s/ JACK FIELDS                       Director                      February 23, 1999
-------------------------
     (Jack Fields)

/s/ CARL FRISCHLING                     Director                      February 23, 1999
-------------------------
   (Carl Frischling)

/s/ PREMA MATHAI-DAVIS                  Director                      February 23, 1999
-------------------------
   (Prema Mathai-Davis)

 /s/ LEWIS F. PENNOCK                   Director                      February 23, 1999
-------------------------
    (Lewis F. Pennock)

 /s/ IAN W. ROBINSON                    Director                      February 23, 1999
-------------------------
    (Ian W. Robinson)

 /s/ LOUIS S. SKLAR                     Director                      February 23, 1999
-------------------------
    (Louis S. Sklar)

 /s/ John J. Arthur             Senior Vice President &               February 23, 1999
-------------------------    Treasurer (Principal Financial
    (John J. Arthur)              and Accounting Officer)

                                INDEX TO EXHIBITS

                             AIM EQUITY FUNDS, INC.


Exhibit
Number               Description
-------              -----------
a(1)(l)              Articles Supplementary as filed with the State of Maryland on December 11, 1998

d(4)(b)              Amendment No. 1, dated as of March 1, 1999, to the Master
                     Investment Advisory Agreement, dated February 28, 1997, between
                     Registrant and A I M Advisors, Inc.

e(9)(b)              Amendment No. 1, dated as of March 1, 1999, to the Master
                     Distribution Agreement, dated August 4, 1997, between Registrant
                     (on behalf of Registrant's Class A and Class C shares) and
                     A I M Distributors, Inc.

e(9)(c)              Amendment No. 2, dated as of March 1, 1999, to the Master
                     Distribution Agreement dated August 4, 1997, between Registrant
                     (on behalf of Registrant's Class A and Class C shares) and
                     A I M Distributors, Inc.

e(10)(c)             Amendment No. 2, dated as of March 1, 1999, to the Master
                     Distribution Agreement, dated February 28, 1997, between
                     Registrant (on behalf of Registrant's Class B shares) and
                     A I M Distributors, Inc.

e(10)(d)             Amendment No. 3, dated as of March 1, 1999, to the Master
                     Distribution Agreement, dated February 28, 1997, between
                     Registrant (on behalf of Registrant's Class B shares) and
                     A I M Distributors, Inc.


h(19)(b)             Amendment No. 1, dated as of March 1, 1999, to the Master
                     Administrative Services Agreement, dated February 28, 1997, between Registrant and A I M Advisors, Inc.

j(1)                 Consent of Ballard Spahr Andrews & Ingersoll, LLP

j(2)                 Consent of KPMG LLP


l                         Agreement Concerning Initial Capitalization of Registrant's
                          AIM Large Cap Growth Fund

m(10)(c)                  Amendment No. 2, dated as of March 1, 1999, to Registrant's
                          Amended and Restated Master Distribution Plan for the Class B
                          shares of AIM Large Cap Growth Fund

m(10)(d)                  Amendment No. 3, dated as of March 1, 1999, to Registrant's
                          Amended and Restated Master Distribution Plan for the Class B
                          shares of AIM Aggressive Growth Fund


m(11)(b)                  Amendment No. 1, dated as of March 1, 1999, to Registrant's
                          Fourth Amended and Restated Master Distribution Plan for the
                          Class A and Class C shares

m(11)(c)                  Amendment No. 2, dated as of March 1, 1999, to Registrant's
                          Fourth Amended and Restated Master Distribution Plan for the
                          Class A and Class C shares

n                         Financial Data Schedule
